United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/2012

Date of Reporting Period: 07/31/2012

Item 1. Reports to Stockholders

Annual Shareholder Report
July 31, 2012
Share Class	Ticker
R	ACKXX
Service*	ACMXX
Cash II	ACCXX
*formerly, Institutional Service Shares
Federated Automated Cash Management Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2012, the Fund's portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets
Commercial Paper and Notes	49.5%
Bank Instruments	34.6%
Variable Rate Instruments	11.9%
Repurchase Agreement	2.9%
U.S. Treasury Security	1.0%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
At July 31, 2012, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	27.7%[4]
8-30 Days	33.7%
31-90 Days	26.6%
91-180 Days	9.4%
181 Days or more	2.5%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes include asset-backed securities, bank notes, collateralized loan agreements, commercial paper and corporate bonds, with interest rates that are fixed or that reset periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 16.5% of the Fund's portfolio.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2012
Principal Amount			Value
		Asset-Backed Securities—2.1%
		Finance - Automotive—0.8%
$4,467,555		AmeriCredit Automobile Receivables Trust 2012-3, Class A1, 0.361%, 7/8/2013	$4,467,555
335,855	[1,2]	Enterprise Fleet Financing, LLC 2011-3, Class A1, 0.589%, 11/20/2012	335,855
12,736,219		Honda Auto Receivables Owner Trust 2012-2, Class A1, 0.301%, 5/15/2013	12,736,219
3,543,062	[1,2,3]	MMCA Auto Owner Trust 2012-A, Class A1, 0.601%, 8/14/2012	3,543,062
		TOTAL	21,082,691
		Finance - Equipment—0.2%
1,531,999		CNH Equipment Trust 2011-C, Class A1, 0.548%, 1/4/2013	1,531,999
2,881,739	[1,2]	Great America Leasing Receivables 2012-1, Class A1, 0.520%, 4/15/2013	2,881,739
		TOTAL	4,413,738
		Finance - Retail—1.1%
5,000,000	[1,2,3]	Arkle Master Issuer PLC 2012-1, Class 1A, 0.448%, 8/17/2012	5,000,000
2,500,000	[1,2,3]	Fosse Master Issuer PLC 2011-2, Class A1, 0.448%, 8/20/2012	2,500,000
20,000,000	[1,2,3]	Gracechurch Mortgage Finance PLC 2011-1, Class 1A, 0.447%, 8/20/2012	20,000,000
		TOTAL	27,500,000
		TOTAL ASSET-BACKED SECURITIES	52,996,429
		Bank Note—0.8%
		Finance - Banking—0.8%
20,000,000		Bank of America N.A., 0.450%, 8/15/2012	20,000,000
		Certificates of Deposit—32.4%
		Finance - Banking—32.4%
30,000,000	[3]	Bank of Montreal, 0.399%, 8/14/2012	30,000,000
40,000,000	[3]	Bank of Nova Scotia, Toronto, 0.396%, 8/9/2012	40,000,000
113,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.360%, 9/6/2012 - 10/18/2012	113,000,000
30,000,000		Barclays Bank PLC, 0.260%, 8/16/2012	30,000,000
50,000,000	[3]	Canadian Imperial Bank of Commerce, 0.337%, 8/24/2012	50,000,000
25,000,000		Credit Agricole Corporate and Investment Bank, 0.420%, 8/6/2012	25,000,000
95,000,000		Credit Suisse, Zurich, 0.300% - 0.330%, 8/28/2012 - 9/10/2012	95,000,000
100,000,000		Deutsche Bank AG, 0.440%, 8/22/2012	100,000,000
85,000,000		Mizuho Corporate Bank Ltd., 0.340% - 0.350%, 8/1/2012 - 8/8/2012	85,000,000
25,000,000	[3]	Royal Bank of Canada, Montreal, 0.536%, 8/6/2012	25,000,000
25,000,000	[3]	Royal Bank of Canada, Montreal, 0.538%, 9/18/2012	25,000,000
Annual Shareholder Report
2

Principal Amount			Value
		Certificates of Deposit—continued
		Finance - Banking—continued
$25,000,000	[3]	Royal Bank of Canada, Montreal, 0.538%, 9/21/2012	$25,000,000
13,000,000		Societe Generale, Paris, 0.410%, 8/6/2012	13,000,000
122,000,000		Sumitomo Mitsui Banking Corp., 0.330% - 0.350%, 9/17/2012 - 10/30/2012	122,000,000
40,000,000	[3]	Toronto Dominion Bank, 0.446%, 8/10/2012	40,000,000
		TOTAL CERTIFICATES OF DEPOSIT	818,000,000
		Collateralized Loan Agreements—13.0%
		Finance - Banking—13.0%
12,000,000		BNP Paribas Securities Corp., 0.456%, 8/1/2012	12,000,000
10,000,000		Barclays Capital, Inc., 0.781%, 10/23/2012	10,000,000
101,500,000		Citigroup Global Markets, Inc., 0.659% - 0.852%, 8/1/2012 - 9/21/2012	101,500,000
10,000,000		Credit Suisse Securities (USA) LLC, 0.862%, 10/24/2012	10,000,000
20,000,000		JPMorgan Securities LLC, 0.507%, 8/1/2012	20,000,000
70,000,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.456%, 8/1/2012	70,000,000
35,000,000		RBC Capital Markets, LLC, 0.264% - 0.304%, 8/2/2012	35,000,000
70,000,000		RBS Securities, Inc., 0.550%, 8/1/2012	70,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	328,500,000
		Commercial Paper—28.4%[4]
		Finance - Automotive—1.0%
25,000,000		FCAR Owner Trust, A1+/P1 Series, 0.451%, 1/2/2013	24,951,875
		Finance - Banking—15.6%
27,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.356%, 11/27/2012	26,968,582
45,000,000		Credit Agricole North America, Inc., 0.400%, 8/27/2012	44,987,000
95,000,000		ING (U.S.) Funding LLC, 0.350% - 0.375%, 8/15/2012 - 10/10/2012	94,939,592
38,034,000	[1,2]	Matchpoint Master Trust, 0.420% - 0.450%, 8/6/2012 - 8/28/2012	38,023,795
105,000,000	[1,2]	National Australia Funding (Delaware), Inc., 0.351% - 0.371%, 8/17/2012 - 11/21/2012	104,931,386
15,000,000	[1,2]	Northern Pines Funding LLC, 0.451%, 9/18/2012	14,991,000
70,000,000		Westpac Banking Corp. Ltd., Sydney, 0.401%, 8/1/2012 - 1/3/2013	69,924,056
		TOTAL	394,765,411
		Finance - Commercial—3.6%
25,000,000		General Electric Capital Corp., 0.351%, 10/4/2012	24,984,445
66,400,000	[1,2]	Starbird Funding Corp., 0.400% - 0.450%, 8/1/2012 - 8/6/2012	66,398,000
		TOTAL	91,382,445
		Finance - Retail—8.2%
85,000,000	[1,2]	Alpine Securitization Corp., 0.300% - 0.350%, 8/24/2012 - 9/24/2012	84,970,375
75,000,000	[1,2]	Barton Capital LLC, 0.400%, 9/4/2012	74,971,667
Annual Shareholder Report
3

Principal Amount			Value
		Commercial Paper—continued[4]
		Finance - Retail—continued
$46,000,000	[1,2]	Salisbury Receivables Company LLC, 0.350%, 9/17/2012	$45,978,980
		TOTAL	205,921,022
		TOTAL COMMERCIAL PAPER	717,020,753
		Corporate Bonds—5.2%
		Diversified—0.1%
1,417,000		General Electric Co., 5.000%, 2/1/2013	1,445,848
		Finance - Banking—2.1%
15,000,000	[1,2]	Commonwealth Bank of Australia, 5.000%, 11/6/2012	15,182,279
40,000,000	[3]	JPMorgan Chase Bank, N.A., 0.367%, 8/21/2012	40,000,000
		TOTAL	55,182,279
		Finance - Commercial—3.0%
582,000	[3]	General Electric Capital Corp., 0.596%, 8/1/2012	581,324
4,650,000	[3]	General Electric Capital Corp., 0.616%, 8/8/2012	4,652,422
5,151,000		General Electric Capital Corp., 2.800%, 1/8/2013	5,201,195
6,150,000		General Electric Capital Corp., 3.500%, 8/13/2012	6,155,573
11,912,000		General Electric Capital Corp., 4.800%, 5/1/2013	12,275,073
24,223,000		General Electric Capital Corp., 5.250%, 10/19/2012	24,456,406
22,387,000		General Electric Capital Corp., 5.450%, 1/15/2013	22,881,948
		TOTAL	76,203,941
		TOTAL CORPORATE BONDS	132,832,068
		Notes—Variable—11.9%[3]
		Finance - Banking—8.9%
4,965,000		BJ Financing, LLC, (Series 2007A), (BMO Harris Bank, N.A. LOC), 0.230%, 8/2/2012	4,965,000
6,990,000		Bay Area Toll Authority, CA, (2008 Series G-1), (Bank of America N.A. LOC), 0.150%, 8/2/2012	6,990,000
3,490,000		CNOS Building LLC, (U.S. Bank, N.A. LOC), 1.000%, 8/1/2012	3,490,000
8,235,000		California Statewide CDA, (Series 2005-B), (Union Bank, N.A. LOC), 0.330%, 8/2/2012	8,235,000
837,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 0.240%, 8/2/2012	837,000
4,055,000		Cunat Capital Corp., Jackson Grove, LLC (Series 2008), (BMO Harris Bank, N.A. LOC), 0.260%, 8/2/2012	4,055,000
4,905,000		Cunat Capital Corp., The Pointe at Cedar Rapids (Series 2007), (BMO Harris Bank, N.A. LOC), 0.250%, 8/2/2012	4,905,000
50,000,000		JPMorgan Chase Bank, N.A., 0.365%, 8/28/2012	50,000,000
25,000,000		Michigan Finance Authority, (Series 2010-A), (Bank of America N.A. LOC), 0.260%, 8/2/2012	25,000,000
13,472,000		New Hampshire HEFA, (Royal Bank of Canada, Montreal LOC), 0.180%, 8/2/2012	13,472,000
Annual Shareholder Report
4

Principal Amount			Value
		Notes—Variable—continued[3]
		Finance - Banking—continued
$2,665,000		Overland Park Professional Center LLC, (Series 2004), (U.S. Bank, N.A. LOC), 0.340%, 8/2/2012	$2,665,000
10,000,000		PNC Bank, N.A., 0.693%, 9/20/2012	10,000,000
7,185,000		Royal Crest Dairy, Inc., (Series 2011), (U.S. Bank, N.A. LOC), 0.340%, 8/2/2012	7,185,000
25,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 0.566%, 8/17/2012	25,000,000
20,815,000		Washington State Housing Finance Commission, (Series A), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/2/2012	20,815,000
25,000,000		Wells Fargo Bank, N.A., 0.538%, 9/24/2012	25,000,000
11,055,000		Wisconsin HEFA, (Series 1998 B), (JPMorgan Chase Bank, N.A. LOC), 0.170%, 8/1/2012	11,055,000
		TOTAL	223,669,000
		Finance - Commercial—1.2%
25,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.519%, 8/15/2012	25,000,000
4,000,000		General Electric Capital Corp., 0.372%, 8/20/2012	3,998,102
1,300,000		General Electric Capital Corp., 1.305%, 10/15/2012	1,303,362
		TOTAL	30,301,464
		Government Agency—1.2%
10,000,000		Capital Trust Agency, FL, (FNMA LOC), 0.200%, 8/2/2012	10,000,000
2,260,000		Kentucky EDFA, Henderson County Health Care Corp., (FHLB of Cincinnati LOC), 0.440%, 8/2/2012	2,260,000
7,400,000		LP-RE I, LLC, (Series 2011), (FHLB of Dallas LOC), 0.300%, 8/2/2012	7,400,000
7,450,000		Pittsburg Fox Creek Associates L.P., (Series 2011-A), (FHLB of San Francisco LOC), 0.230%, 8/2/2012	7,450,000
4,405,000		Wiz Kidz, LLC & Wiz Biz Holdings, LLC, (Series 2008), (FHLB of Atlanta LOC), 0.347%, 8/2/2012	4,405,000
		TOTAL	31,515,000
		Insurance—0.6%
15,000,000		Metropolitan Life Insurance Co., 0.717%, 8/14/2012	15,000,000
		TOTAL NOTES—VARIABLE	300,485,464
		Time Deposit—2.2%
		Finance - Banking—2.2%
55,000,000		Toronto Dominion Bank, 0.150%, 8/1/2012	55,000,000
		U.S. Treasury Note—1.0%
25,000,000		United States Treasury, 3.125%, 4/30/2013	25,536,005
Annual Shareholder Report
5

Principal Amount		Value
	Repurchase Agreement—2.9%
$72,670,000	Interest in $4,080,000,000 joint repurchase agreement 0.19%, dated 7/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,080,021,533 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,186,963,804.	$72,670,000
	TOTAL INVESTMENTS—99.9% (AT AMORTIZED COST)[5]	2,523,040,719
	OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	1,330,585
	TOTAL NET ASSETS—100%	$2,524,371,304
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2012, these restricted securities amounted to $556,676,720, which represented 22.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2012, these liquid restricted securities amounted to $556,676,720, which represented 22.1% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2012.
Annual Shareholder Report
6

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
CDA	—Community Development Authority
EDFA	—Economic Development Finance Authority
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
HEFA	—Health and Education Facilities Authority
LOC	—Letter of Credit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.009	0.031
Net realized gain on investments	—	—	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.009	0.031
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.009)	(0.031)
Distributions from net realized gain on investments	—	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.009)	(0.031)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.86%	3.16%
Ratios to Average Net Assets:
Net expenses	0.39%	0.38%	0.41%	1.11%	1.15%
Net investment income	0.01%	0.01%	0.01%	0.59%	2.53%
Expense waiver/reimbursement[3]	1.02%	1.03%	0.99%	0.31%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$154,982	$125,013	$107,582	$64,652	$19,167
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.013	0.036
Net realized gain on investments	—	—	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.013	0.036
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.013)	(0.036)
Distributions from net realized gain on investments	—	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.013)	(0.036)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	1.31%	3.68%
Ratios to Average Net Assets:
Net expenses	0.39%	0.38%	0.43%	0.69%	0.65%
Net investment income	0.01%	0.01%	0.01%	1.32%	3.53%
Expense waiver/reimbursement[3]	0.59%	0.60%	0.54%	0.29%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,114,096	$2,203,392	$2,230,852	$2,993,321	$3,593,373
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.011	0.035
Net realized gain on investments	—	—	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.011	0.035
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.011)	(0.035)
Distributions from net realized gain on investments	—	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.011)	(0.035)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	1.15%	3.51%
Ratios to Average Net Assets:
Net expenses	0.39%	0.38%	0.42%	0.85%	0.81%
Net investment income	0.01%	0.01%	0.01%	1.13%	3.31%
Expense waiver/reimbursement[3]	0.84%	0.84%	0.81%	0.39%	0.37%
Supplemental Data:
Net assets, end of period (000 omitted)	$255,293	$291,993	$441,717	$528,757	$535,330
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Statement of Assets and Liabilities
July 31, 2012
Assets:
Total investment in securities, at amortized cost and fair value		$2,523,040,719
Income receivable		1,698,905
Receivable for shares sold		3,265,846
TOTAL ASSETS		2,528,005,470
Liabilities:
Payable for shares redeemed	$2,916,954
Bank overdraft	28,861
Income distribution payable	774
Payable for investment adviser fee (Note 5)	79,496
Payable for transfer and dividend disbursing agent fees and expenses	437,535
Payable for Directors'/Trustees' fees	799
Payable for shareholder services fee (Note 5)	76,260
Accrued expenses	93,487
TOTAL LIABILITIES		3,634,166
Net assets for 2,524,357,347 shares outstanding		$2,524,371,304
Net Assets Consist of:
Paid-in capital		$2,524,368,223
Undistributed net investment income		3,081
TOTAL NET ASSETS		$2,524,371,304
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class R Shares:
$154,982,303 ÷ 154,982,116 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$2,114,096,404 ÷ 2,114,083,298 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$255,292,597 ÷ 255,291,933 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Statement of Operations
Year Ended July 31, 2012
Investment Income:
Interest			$10,602,529
Expenses:
Investment adviser fee (Note 5)		$13,338,564
Administrative fee (Note 5)		2,081,339
Custodian fees		114,989
Transfer and dividend disbursing agent fees and expenses (Note 2)		3,619,977
Directors'/Trustees' fees		18,459
Auditing fees		21,400
Legal fees		8,155
Portfolio accounting fees		185,765
Distribution services fee (Note 5)		1,391,516
Shareholder services fee (Note 5)		6,058,671
Account administration fee (Note 2)		214,649
Share registration costs		142,555
Printing and postage		146,196
Insurance premiums		9,025
Miscellaneous		18,132
TOTAL EXPENSES		27,369,392
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(7,264,449)
Waiver of administrative fee (Note 5)	(51,209)
Waiver of distribution services fee (Note 5)	(1,373,523)
Waiver of shareholder services fee (Note 5)	(5,201,549)
Waiver of account administration fee (Note 2)	(103,859)
Reimbursement of shareholder services fee (Note 5)	(813,961)
Reimbursement of account administration fee (Note 2)	(482)
Reimbursement of transfer and dividend disbursing agent fees and expenses (Note 2 and Note 5)	(2,218,125)
TOTAL WAIVERS AND REIMBURSEMENTS		(17,027,157)
Net expenses			10,342,235
Net investment income			$260,294
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Statement of Changes in Net Assets
Year Ended July 31	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$260,294	$256,384
Distributions to Shareholders:
Distributions from net investment income
Class R Shares	(13,972)	(10,745)
Service Shares	(217,895)	(210,006)
Cash II Shares	(26,795)	(33,585)
Distributions from net realized gain on investments
Class R Shares	—	(65)
Service Shares	—	(1,325)
Cash II Shares	—	(213)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(258,662)	(255,939)
Share Transactions:
Proceeds from sale of shares	4,401,723,023	4,908,568,062
Net asset value of shares issued to shareholders in payment of distributions declared	248,493	245,147
Cost of shares redeemed	(4,498,000,598)	(5,068,565,732)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(96,029,082)	(159,752,523)
Change in net assets	(96,027,450)	(159,752,078)
Net Assets:
Beginning of period	2,620,398,754	2,780,150,832
End of period (including undistributed net investment income of $3,081 and $1,449, respectively)	$2,524,371,304	$2,620,398,754
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
July 31, 2012
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Automated Cash Management Trust (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class R Shares, Service Shares and Cash II Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide stability of principal and current income consistent with stability of principal.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) or an affiliated adviser and others to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase
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agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class R Shares, Service Shares and Cash II Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. For the year ended July 31, 2012, transfer and dividend disbursing agent fees and account administration fees for the Fund were as follows:
	Transfer and Dividend Disbursing Agent Fees Incurred	Transfer and Dividend Disbursing Agent Fees Reimbursed	Account Administration Fees Incurred	Account Administration Fees Waived	Account Administration Fees Reimbursed
Class R Shares	$433,989	$(349,256)	$—	$—	$—
Service Shares	2,856,000	(1,679,434)	110,308	—	—
Cash II Shares	329,988	(189,435)	104,341	(103,859)	(482)
TOTAL	$3,619,977	$(2,218,125)	$214,649	$(103,859)	$(482)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective interest rate method.
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2012		2011
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	166,601,668	$166,601,668	212,389,646	$212,389,646
Shares issued to shareholders in payment of distributions declared	13,916	13,916	10,688	10,688
Shares redeemed	(136,646,167)	(136,646,167)	(194,969,420)	(194,969,420)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	29,969,417	$29,969,417	17,430,914	$17,430,914
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Year Ended July 31	2012		2011
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,447,425,411	$3,447,425,411	3,712,048,459	$3,712,048,459
Shares issued to shareholders in payment of distributions declared	211,630	211,630	205,010	205,010
Shares redeemed	(3,536,885,915)	(3,536,885,915)	(3,739,714,207)	(3,739,714,207)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(89,248,874)	$(89,248,874)	(27,460,738)	$(27,460,738)
Year Ended July 31	2012		2011
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	787,695,944	$ 787,695,944	984,129,957	$984,129,957
Shares issued to shareholders in payment of distributions declared	22,947	22,947	29,449	29,449
Shares redeemed	(824,468,516)	(824,468,516)	(1,133,882,105)	(1,133,882,105)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(36,749,625)	$(36,749,625)	(149,722,699)	$(149,722,699)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(96,029,082)	$(96,029,082)	(159,752,523)	$(159,752,523)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2012 and 2011, was as follows:
	2012	2011
Ordinary income[1]	$258,662	$255,939
1	For tax purposes, short-term capital gain distributions are treated as ordinary income distributions.
As of July 31, 2012, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$3,081
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2012, the Adviser voluntarily waived $7,264,449 of its fee. In addition, an affiliate of the Adviser voluntarily reimbursed $2,218,125 of transfer and dividend disbursing agent fees and expenses.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $51,209 of its fee.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class R Shares and Cash II Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class R Shares	0.50%
Cash II Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2012, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class R Shares	$717,552	$(717,552)
Cash II Shares	673,964	(655,971)
TOTAL	$1,391,516	$(1,373,523)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2012, FSC did not retain any fees paid by the Fund.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Service Shares and Cash II Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with
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management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $13,661 of Service Fees for the year ended July 31, 2012. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2012, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed	Service Fees Waived by Unaffiliated Third Parties
Service Shares	$5,489,219	$(813,961)	$(4,632,097)
Cash II Shares	569,452	—	(569,452)
TOTAL	$6,058,671	$(813,961)	$(5,201,549)
For the year ended July 31, 2012, FSSC did not receive any fees paid by the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class R Shares, Service Shares and Cash II Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.15%, 0.65% and 0.81% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $235,000 and $18,970,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
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7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2012, there were no outstanding loans. During the year ended July 31, 2012, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2012, there were no outstanding loans. During the year ended July 31, 2012, the program was not utilized.
9. Subsequent events
On August 15, 2012, the Trustees approved the elimination of minimum administrative personnel and services fees effective September 1, 2012. Prior to this date, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares.
Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF Money market obligations trust AND SHAREHOLDERS OF FEDERATED automated cash management trust:
We have audited the accompanying statement of assets and liabilities of Federated Automated Cash Management Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2012, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Automated Cash Management Trust, a portfolio of Money Market Obligations Trust, at July 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 24, 2012
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2012 to July 31, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2012	Ending Account Value 7/31/2012	Expenses Paid During Period[1]
Actual:
Class R Shares	$1,000	$1,000.00	$2.04[2]
Service Shares	$1,000	$1,000.00	$2.04[3]
Cash II Shares	$1,000	$1,000.00	$2.04[4]
Hypothetical (assuming a 5% return before expenses):
Class R Shares	$1,000	$1,022.82	$2.06[2]
Service Shares	$1,000	$1,022.82	$2.06[3]
Cash II Shares	$1,000	$1,022.82	$2.06[4]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class R Shares	0.41%
Service Shares	0.41%
Cash II Shares	0.41%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class R Shares current Fee Limit of 1.15% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.72 and $5.77, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.65% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.23 and $3.27, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash II Shares current Fee Limit of 0.81% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.03 and $4.07, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Trust comprised 36 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: October 1999	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm has been the Fund's Portfolio Manager since April 1997. She is Vice President of the Trust with respect to the Fund. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.
Annual Shareholder Report
27

Evaluation and Approval of Advisory Contract–May 2012
Federated Automated Cash Management Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The
Annual Shareholder Report
30

information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
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The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report
32

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Automated Cash Management Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919783
CUSIP 60934N864
CUSIP 60934N831
25698 (9/12)
Federated is a registered trademark of Federated Investors, Inc.
2012 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2012
Ticker	AGMXX

Federated Automated Government Money Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2012, the Fund's portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets
Repurchase Agreements	77.2%
U.S. Treasury Securities	22.7%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
At July 31, 2012, the Fund's effective maturity3 schedule was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	70.4%
8-30 Days	5.0%
31-90 Days	11.3%
91-180 Days	3.1%
181 Days or more	10.1%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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1

Portfolio of Investments
July 31, 2012
Principal Amount			Value
		Repurchase Agreements—77.2%
$20,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 0.16%, dated 7/18/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $500,066,667 on 8/17/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 4/15/2029 and the market value of those underlying securities was $510,031,830.	$20,000,000
100,000,000		Interest in $350,000,000 joint repurchase agreement 0.17%, dated 7/31/2012 under which Bank of Montreal will repurchase securities provided as collateral for $350,001,653 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 6/30/2015 and the market value of those underlying securities was $357,001,759.	100,000,000
19,000,000	[1]	Interest in $470,000,000 joint repurchase agreement 0.17%, dated 5/22/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $470,199,750 on 8/22/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2041 and the market value of those underlying securities was $479,556,255.	19,000,000
35,000,000	[1]	Interest in $1,000,000,000 joint repurchase agreement 0.17%, dated 6/19/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,425,000 on 9/17/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2037 and the market value of those underlying securities was $1,020,207,201.	35,000,000
100,000,000		Interest in $5,100,000,000 joint repurchase agreement 0.17%, dated 7/31/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $5,100,024,083 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 3/31/2019 and the market value of those underlying securities was $5,202,024,613.	100,000,000
84,568,000		Interest in $4,000,000,000 joint repurchase agreement 0.17%, dated 7/31/2012 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,018,889 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2039 and the market value of those underlying securities was $4,080,019,267.	84,568,000
Annual Shareholder Report
2

Principal Amount		Value
	Repurchase Agreements—continued
$20,000,000	Interest in $500,000,000 joint repurchase agreement 0.15%, dated 7/26/2012 under which CS First Boston Corp. will repurchase securities provided as collateral for $500,014,583 on 8/2/2012. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2041 and the market value of those underlying securities was $510,015,291.	$20,000,000
46,000,000	Interest in $1,100,000,000 joint repurchase agreement 0.15%, dated 7/26/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,100,032,083 on 8/2/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2042 and the market value of those underlying securities was $1,122,028,161.	46,000,000
42,000,000	Interest in $1,500,000,000 joint repurchase agreement 0.16%, dated 7/31/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,500,046,667 on 8/7/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2039 and the market value of those underlying securities was $1,530,006,923.	42,000,000
81,000,000	Interest in $1,000,000,000 joint repurchase agreement 0.16%, dated 7/25/2012 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,000,031,111 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $1,020,031,886.	81,000,000
100,000,000	Interest in $500,000,000 joint repurchase agreement 0.16%, dated 7/31/2012 under which Merrill Lynch, Pierce, Fenner & Smith will repurchase securities provided as collateral for $500,002,222 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/31/2018 and the market value of those underlying securities was $510,002,316.	100,000,000
100,000,000	Interest in $2,800,000,000 joint repurchase agreement 0.17%, dated 7/31/2012 under which Royal Bank of Scotland will repurchase securities provided as collateral for $2,800,013,222 on 8/1/2012. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2040 and the market value of those underlying securities was $2,856,001,306.	100,000,000
100,000,000	Interest in $1,700,000,000 joint repurchase agreement 0.17%, dated 7/31/2012 under which Societe Generale, New York will repurchase securities provided as collateral for $1,700,008,028 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $1,734,008,199.	100,000,000
	TOTAL REPURCHASE AGREEMENTS	847,568,000
Annual Shareholder Report
3

Principal Amount		Value
	U.S. Treasury—22.7%
$29,500,000	United States Treasury Notes, 0.375%, 8/31/2012	$29,505,636
10,000,000	United States Treasury Notes, 0.375%, 9/30/2012	10,004,518
9,000,000	United States Treasury Notes, 0.750% - 2.500%, 3/31/2013	9,107,139
10,000,000	United States Treasury Notes, 1.000%, 7/15/2013	10,072,431
8,250,000	United States Treasury Notes, 1.125%, 6/15/2013	8,313,348
28,500,000	United States Treasury Notes, 1.375%, 9/15/2012	28,542,433
20,500,000	United States Treasury Notes, 1.375%, 10/15/2012	20,551,498
9,000,000	United States Treasury Notes, 1.375%, 1/15/2013	9,050,548
26,500,000	United States Treasury Notes, 1.375%, 2/15/2013	26,673,230
14,000,000	United States Treasury Notes, 1.375%, 3/15/2013	14,100,590
18,500,000	United States Treasury Notes, 1.375%, 5/15/2013	18,670,147
12,000,000	United States Treasury Notes, 1.750%, 4/15/2013	12,132,194
11,500,000	United States Treasury Notes, 2.750%, 2/28/2013	11,670,162
14,000,000	United States Treasury Notes, 3.375%, 11/30/2012	14,148,526
11,000,000	United States Treasury Notes, 3.625%, 12/31/2012	11,156,722
16,000,000	United States Treasury Notes, 4.375%, 8/15/2012	16,025,963
	TOTAL U.S. TREASURY	249,725,085
	TOTAL INVESTMENTS—99.9% (AT AMORTIZED COST)[2]	1,097,293,085
	OTHER ASSETS AND LIABILITIES - NET—0.1%[3]	1,230,834
	TOTAL NET ASSETS—100%	$1,098,523,919
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2012.
Annual Shareholder Report
4

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
5

Financial Highlights
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	0.002	0.027
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.002	0.027
Less Distributions:
Distributions from net investment income	—	—	—	(0.002)	(0.027)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.002)	(0.027)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.24%	2.71%
Ratios to Average Net Assets:
Net expenses	0.11%	0.17%	0.21%	0.46%	0.59%
Net investment income	0.00%	0.00%	0.00%	0.23%	2.60%
Expense waiver/reimbursement[4]	0.85%	0.76%	0.75%	0.48%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,098,524	$794,180	$642,837	$477,651	$612,043
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Statement of Assets and Liabilities
July 31, 2012
Assets:
Investment in repurchase agreements	$847,568,000
Investment in securities	249,725,085
Total investment in securities, at amortized cost and fair value		$1,097,293,085
Cash		22,186
Income receivable		1,321,792
Receivable for shares sold		3,489
TOTAL ASSETS		1,098,640,552
Liabilities:
Payable to adviser (Note 5)	4,865
Payable for transfer and dividend disbursing agent fees and expenses	86,777
Payable for portfolio accounting fees	19,386
Payable for shareholder services fee (Note 5)	540
Accrued expenses	5,065
TOTAL LIABILITIES		116,633
Net assets for 1,098,524,481 shares outstanding		$1,098,523,919
Net Assets Consist of:
Paid-in capital		$1,098,522,568
Accumulated net realized gain on investments		1,351
TOTAL NET ASSETS		$1,098,523,919
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,098,523,919 ÷ 1,098,524,481 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Statement of Operations
Year Ended July 31, 2012
Investment Income:
Interest			$1,135,291
Expenses:
Investment adviser fee (Note 5)		$4,969,723
Administrative fee (Note 5)		775,440
Custodian fees		43,274
Transfer and dividend disbursing agent fees and expenses		1,089,985
Directors'/Trustees' fees		6,697
Auditing fees		19,500
Legal fees		8,046
Portfolio accounting fees		117,297
Shareholder services fee (Note 5)		2,372,426
Account administration fee		108,171
Share registration costs		42,288
Printing and postage		40,511
Insurance premiums		5,526
Miscellaneous		27,782
TOTAL EXPENSES		9,626,666
Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	$(4,969,723)
Waiver of administrative fee	(19,048)
Waiver of shareholder services fee	(2,372,426)
Waiver of account administration fee	(108,171)
Reimbursement of transfer and dividend disbursing agent fees and expenses	(580,431)
Reimbursement of other operating expenses	(441,576)
TOTAL WAIVERS AND REIMBURSEMENTS		(8,491,375)
Net expenses			1,135,291
Net investment income			—
Net realized gain on investments			1,352
Change in net assets resulting from operations			$1,352
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended July 31	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$—	$—
Net realized gain on investments	1,352	2,332
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,352	2,332
Distributions to Shareholders:
Distributions from net realized gain on investments	(2,333)	(491)
Share Transactions:
Proceeds from sale of shares	1,791,008,721	1,510,639,702
Net asset value of shares issued to shareholders in payment of distributions declared	2,197	438
Cost of shares redeemed	(1,486,666,506)	(1,359,298,169)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	304,344,412	151,341,971
Change in net assets	304,343,431	151,343,812
Net Assets:
Beginning of period	794,180,488	642,836,676
End of period	$1,098,523,919	$794,180,488
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
July 31, 2012
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Automated Government Money Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) or an affiliated adviser and others to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those
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terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
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3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended July 31	2012	2011
Shares sold	1,791,008,721	1,510,639,702
Shares issued to shareholders in payment of distributions declared	2,197	438
Shares redeemed	(1,486,666,506)	(1,359,298,169)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	304,344,412	151,341,971
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2012 and 2011, was as follows:
	2012	2011
Ordinary income[1]	$2,333	$491
1	For tax purposes, short-term capital gain distributions are treated as ordinary income distributions.

As of July 31, 2012, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$1,351
2	For tax purposes, short-term capital gains are treated as ordinary income for distribution purposes.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2012, the Adviser voluntarily waived its entire fee of $4,969,723 and voluntarily reimbursed $441,576 of other operating expenses. In addition, an affiliate of the Adviser voluntarily reimbursed $580,431 of transfer and dividend disbursing agent fees and expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
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The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $19,048 of its fee.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended July 31, 2012, unaffiliated third-party financial intermediaries waived $2,372,426 of shareholder services fees and $108,171 of account administration fees. This waiver can be modified or terminated at any time.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 0.59% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) October 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2012, there were no outstanding loans. During the year ended July 31, 2012, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2012, there were no outstanding loans. During the year ended July 31, 2012, the program was not utilized.
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8. SUBSEQUENT EVENTS
On August 15, 2012, the Trustees approved the elimination of minimum administrative personnel and services fees effective September 1, 2012. Prior to this date, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares.
Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF Money market obligations trust AND SHAREHOLDERS OF FEDERATED automated government money trust:
We have audited the accompanying statement of assets and liabilities of Federated Automated Government Money Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2012, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Automated Government Money Trust, a portfolio of Money Market Obligations Trust, at July 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 24, 2012
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2012 to July 31, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2012	Ending Account Value 7/31/2012	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.00	$0.70
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.17	$0.70
1	Expenses are equal to the Fund's annualized net expense ratio of 0.14%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current Fee Limit of 0.59% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.93 and $2.97, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Trust comprised 36 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc..
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since January 1994. Ms. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill has been the Fund's Portfolio Manager since January 1994. She is Vice President of the Trust with respect to the Fund. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.
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Evaluation and Approval of Advisory Contract–May 2012
Federated Automated Government Money Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Annual Shareholder Report
23

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The
Annual Shareholder Report
24

information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expense born by the Fund.
Annual Shareholder Report
25

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report
26

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
Annual Shareholder Report
27

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Automated Government Money Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N815
28845 (9/12)
Federated is a registered trademark of Federated Investors, Inc.
2012 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2012
Ticker	FRFXX

Federated Capital Reserves Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2012, the Fund's portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets
Commercial Paper and Notes	40.7%
Bank Instruments	29.6%
Variable Rate Instruments	23.0%
Repurchase Agreements	5.8%
United States Treasury	0.9%
Other Assets and Liabilities—Net[2]	0.0%[3]
TOTAL	100.0%
At July 31, 2012, the Fund's effective maturity4 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	31.4%[5]
8-30 Days	27.9%
31-90 Days	28.0%
91-180 Days	8.3%
181 Days or more	4.4%
Other Assets and Liabilities—Net[2]	0.0%[3]
TOTAL	100.0%
1	Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus and Statement of Additional Information for descriptions of commercial paper, repurchase agreements and bank instruments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Represents less than 0.1%.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
5	Overnight securities comprised 14.4% of the Fund's portfolio.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2012
Principal Amount			Value
		ASSET-BACKED SECURITIES—4.5%
		Finance - Automotive—1.6%
$52,214,430		Ally Auto Receivables Trust 2012-2, Class A1, 0.314%, 3/15/2013	$52,214,430
24,985,166		AmeriCredit Automobile Receivables Trust 2012-2, Class A1, 0.300%, 5/8/2013	24,985,166
23,863,047		CarMax Auto Owner Trust 2012-2, Class A1, 0.292%, 6/17/2013	23,863,047
60,000,000		Santander Drive Auto Receivables Trust 2012-4, Class A1, 0.432%, 7/15/2013	60,000,000
4,910,185	[1,2]	SMART Series 2012-1US Trust, Class A1, 0.477%, 3/14/2013	4,910,185
11,830,301	[1,2]	Wheels SPV, LLC 2012-1, Class A1, 0.500%, 5/20/2013	11,830,301
		TOTAL	177,803,129
		Finance - Equipment—1.7%
2,680,998		CNH Equipment Trust 2011-C, Class A1, 0.548%, 1/4/2013	2,680,998
51,787,198		CNH Equipment Trust 2012-B, Class A1, 0.383%, 7/12/2013	51,787,198
5,451,618	[1,2]	GE Equipment Small Ticket LLC Series 2011-2, Class A1, 0.507%, 11/21/2012	5,451,618
11,262,632	[1,2]	GE Equipment Small Ticket LLC Series 2012-1, Class A1, 0.433%, 6/21/2013	11,262,633
8,139,761	[1,2]	Great America Leasing Receivables 2012-1, Class A1, 0.520%, 4/15/2013	8,139,761
99,358,477	[1,2]	Navistar Financial 2012-A Owner Trust, Class A1, 0.432%, 7/18/2013	99,358,477
		TOTAL	178,680,685
		Finance - Retail—1.2%
30,000,000	[1,2]	Arkle Master Issuer PLC 2012-1, Class 1A, 0.448%, 2/17/2013	30,000,000
28,250,000	[1,2]	Fosse Master Issuer PLC 2011-2, Class A1, 0.448%, 10/18/2012	28,250,000
60,000,000	[1,2]	Gracechurch Mortgage Finance PLC 2011-1, Class 1A, 0.447%, 11/20/2012	60,000,000
8,000,000	[1,2]	Holmes Master Issuer PLC 2012-1, Class A1, 0.449%, 1/15/2013	8,000,000
		TOTAL	126,250,000
		TOTAL ASSET-BACKED SECURITIES	482,733,814
		BANK NOTE—1.4%
		Banking—1.4%
148,000,000		Bank of America N.A., 0.470%, 9/5/2012 - 9/7/2012	148,000,000
		TOTAL BANK NOTE	148,000,000
		CERTIFICATES OF DEPOSIT—29.6%
		Banking—29.6%
200,000,000		Bank of Nova Scotia, Toronto, 0.370%, 8/28/2012	200,000,000
Annual Shareholder Report
2

Principal Amount			Value
		CERTIFICATES OF DEPOSIT—continued
		Banking—continued
$531,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.350% - 0.360%, 9/6/2012 - 10/22/2012	$531,000,000
200,000,000		Barclays Bank PLC, 0.330%, 10/30/2012	200,000,000
72,500,000		Branch Banking & Trust Co., 0.390%, 1/18/2013	72,500,000
165,000,000		Credit Agricole Corporate and Investment Bank, 0.490% - 0.500%, 8/2/2012 - 9/4/2012	165,000,000
335,000,000		Credit Suisse, Zurich, 0.300% - 0.370%, 8/28/2012 - 10/3/2012	335,000,000
290,000,000		Deutsche Bank AG, 0.375% - 0.440%, 8/1/2012 - 11/8/2012	290,002,137
238,000,000		Mizuho Corporate Bank Ltd., 0.330% - 0.350%, 8/3/2012 - 8/22/2012	238,000,000
170,000,000		Mizuho Corporate Bank Ltd., 0.400% - 0.415%, 8/2/2012 - 8/17/2012	169,999,769
40,000,000		National Australia Bank Ltd., Melbourne, 0.355%, 10/4/2012	40,000,355
90,000,000		Royal Bank of Canada, Montreal, 0.570%, 10/11/2012	90,000,000
300,000,000		Societe Generale, Paris, 0.410% - 0.510%, 8/2/2012 - 8/6/2012	300,000,000
539,000,000		Sumitomo Mitsui Banking Corp., 0.330% - 0.350%, 9/12/2012 - 10/31/2012	539,000,000
		TOTAL CERTIFICATES OF DEPOSIT	3,170,502,261
		COLLATERALIZED LOAN AGREEMENTS—8.7%
		Banking—8.7%
25,000,000		Barclays Capital, Inc., 0.781%, 10/23/2012	25,000,000
360,000,000		Citigroup Global Markets, Inc., 0.608% - 0.902%, 8/1/2012 - 9/21/2012	360,000,000
185,000,000		Credit Suisse Securities (USA) LLC, 0.304% - 0.862%, 8/1/2012 - 10/24/2012	185,000,000
15,000,000		Deutsche Bank Securities, Inc., 0.558%, 8/1/2012	15,000,000
202,000,000		Goldman Sachs & Co., 0.456%, 8/7/2012	202,000,000
150,000,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.456% - 0.750%, 8/1/2012 - 10/18/2012	150,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	937,000,000
		COMMERCIAL PAPER—23.8%[3]
		Aerospace/Auto—1.1%
53,600,000	[1,2]	Daimler Finance NA LLC, (GTD by Daimler AG), 0.380% - 0.430%, 8/6/2012 - 8/31/2012	53,589,955
53,700,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 0.400% - 0.420%, 8/8/2012 - 8/10/2012	53,694,979
7,000,000	[1,2]	VW Credit, Inc., (GTD by Volkswagen AG), 0.400%, 8/23/2012	6,998,289
		TOTAL	114,283,223
		Banking—10.4%
50,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.356%, 11/27/2012	49,941,819
100,000,000		Citigroup Funding, Inc., (GTD by Citigroup, Inc.), 0.601%, 8/7/2012	99,990,000
150,000,000		Credit Agricole North America, Inc., 0.400%, 8/27/2012 - 8/29/2012	149,956,000
Annual Shareholder Report
3

Principal Amount			Value
		COMMERCIAL PAPER—continued[3]
		Banking—continued
$190,000,000		ICICI Bank Ltd., (Bank of America N.A. LOC), 0.761% - 0.802%, 10/5/2012 - 10/19/2012	$189,703,222
360,000,000		ING (U.S.) Funding LLC, 0.350% - 0.375%, 8/28/2012 - 10/9/2012	359,798,188
45,000,000	[1,2]	Matchpoint Master Trust, 0.440%, 8/6/2012	44,997,250
118,000,000	[1,2]	National Australia Funding (Delaware) Inc., 0.351%, 11/6/2012 - 11/21/2012	117,874,136
50,000,000	[1,2]	Northern Pines Funding LLC, 0.441%, 8/8/2012	49,995,722
50,000,000		Westpac Banking Corp. Ltd., Sydney, 0.401%, 8/1/2012	50,000,000
		TOTAL	1,112,256,337
		Consumer Products—0.1%
11,275,000	[1,2]	Clorox Co., 0.400%, 8/15/2012	11,273,246
		Electric Power—0.2%
4,000,000	[1,2]	Eaton Corp., 0.400%, 8/30/2012	3,998,711
21,200,000		Virginia Electric & Power Co., 0.400%, 8/20/2012 - 8/23/2012	21,195,315
		TOTAL	25,194,026
		Finance - Automotive—1.0%
114,000,000		FCAR Owner Trust, A1+/P1 Series, 0.451%, 1/2/2013	113,780,550
		Finance - Commercial—5.2%
30,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.450%, 8/16/2012	29,994,375
285,000,000		General Electric Capital Corp., 0.341% - 0.351%, 8/20/2012 - 11/19/2012	284,894,442
241,000,000	[1,2]	Versailles Commercial Paper LLC, 0.500% - 0.520%, 8/22/2012 - 9/4/2012	240,910,445
		TOTAL	555,799,262
		Finance - Retail—2.0%
60,000,000	[1,2]	Alpine Securitization Corp., 0.350%, 9/24/2012	59,968,500
100,000,000	[1,2]	Sheffield Receivables Corp., 0.300%, 8/21/2012	99,983,333
58,500,000	[1,2]	Windmill Funding Corp., 0.390% - 0.440%, 8/16/2012 - 8/28/2012	58,488,347
		TOTAL	218,440,180
		Machinery, Equipment, Auto—0.1%
8,000,000	[1,2]	Harley-Davidson Funding Corp., (Harley-Davidson, Inc. Support Agreement), 0.400%, 8/6/2012	7,999,556
		Mining—0.5%
54,100,000	[1,2]	Xstrata Finance (Canada) Ltd., (GTD by Xstrata PLC), 0.480% - 0.500%, 8/17/2012 - 8/20/2012	54,085,744
		Miscellaneous—0.2%
17,800,000	[1,2]	Bemis Co., Inc., 0.390% - 0.420%, 8/6/2012 - 8/17/2012	17,798,258
Annual Shareholder Report
4

Principal Amount			Value
		COMMERCIAL PAPER—continued[3]
		Sovereign—2.4%
$255,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.400%, 8/24/2012 - 10/15/2012	$254,903,056
		Telecommunications—0.1%
8,200,000	[1,2]	Verizon Communications, Inc., 0.390%, 8/13/2012	8,198,934
		Utility Gas—0.5%
53,700,000	[1,2]	Northeast Utilities, 0.420% - 0.520%, 8/6/2012 - 9/7/2012	53,680,592
		TOTAL COMMERCIAL PAPER	2,547,692,964
		CORPORATE BONDS—2.3%
		Banking—0.9%
75,000,000		JPMorgan Chase Bank, N.A., 0.367%, 8/21/2013	75,000,000
25,000,000		Wells Fargo & Co., 5.250%, 10/23/2012	25,250,324
		TOTAL	100,250,324
		Diversified—0.1%
11,418,000		General Electric Co., 5.000%, 2/1/2013	11,669,860
		Finance - Commercial—1.3%
14,175,000		General Electric Capital Corp. 3.500%, 8/13/2012	14,187,416
10,980,000		General Electric Capital Corp. 4.800%, 5/1/2013	11,313,070
81,780,000		General Electric Capital Corp. 5.250%, 10/19/2012	82,613,698
23,028,000		General Electric Capital Corp. 5.450%, 1/15/2013	23,537,625
2,410,000		General Electric Capital Corp., 2.800%, 1/8/2013	2,433,343
		TOTAL	134,085,152
		TOTAL CORPORATE BONDS	246,005,336
		CORPORATE NOTE—0.0%
		Finance - Commercial—0.0%
4,389,000		General Electric Capital Corp., 4.250%, 1/31/2013	4,464,160
		TOTAL CORPORATE NOTE	4,464,160
		NOTES—VARIABLE—23.0%[4]
		Banking—21.9%
20,150,000		ABAG Finance Authority for Non-Profit Corporations, CA, Oshman Family JCC (Series 2007), (Bank of America N.A. LOC), 0.210%, 8/1/2012	20,150,000
6,055,000		Albany-Dougherty County, GA Hospital Authority, (Series 2008A), (SunTrust Bank LOC), 0.270%, 8/1/2012	6,055,000
7,035,000		American Commercial Development, LLC, Series 2008, (Fulton Bank LOC), 1.700%, 8/2/2012	7,035,000
50,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.519%, 11/15/2012	50,000,000
100,000,000		Australia & New Zealand Banking Group, Melbourne, 0.420%, 1/4/2013	100,000,000
30,000,000		Bank of Montreal, 0.399%, 8/14/2012	30,000,000
Annual Shareholder Report
5

Principal Amount			Value
		NOTES—VARIABLE—continued[4]
		Banking—continued
$50,000,000		Bank of Montreal, 0.435%, 8/30/2012	$50,000,000
133,050,000	[1,2]	BlackRock Municipal Income Quality Trust, VMTP Preferred Shares (Series T0009), 0.320%, 8/1/2012	133,050,000
56,385,000	[1,2]	BlackRock MuniHoldings Fund, Inc., VMTP Preferred Shares (Series T0017), 0.400%, 8/1/2012	56,385,000
34,140,000	[1,2]	BlackRock MuniHoldings Quality Fund, Inc., VMTP Preferred Shares (Series T0019), 0.360%, 8/1/2012	34,140,000
113,000,000	[1,2]	Blackrock MuniYield Quality Fund II, Inc., VMTP Preferred Shares (Series T0012), 0.350%, 8/1/2012	113,000,000
20,000,000	[1,2]	BlackRock Strategic Municipal Trust, VMTP Preferred Shares (Series T0015), 0.330%, 8/1/2012	20,000,000
80,000,000		Canadian Imperial Bank of Commerce, 0.337%, 8/24/2012	80,000,000
5,400,000		Capital Markets Access Co. LC, ECO Stonecrest, LLC, Series 2006, (SunTrust Bank LOC), 0.600%, 8/1/2012	5,400,000
20,000,000		Carew Realty, Inc., Series 2012, (Fifth Third Bank, Cincinnati LOC), 0.330%, 8/2/2012	20,000,000
5,600,000		Cincinnati Hills Christian Academy, Inc., Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.330%, 8/2/2012	5,600,000
18,600,000		Dallas, TX Performing Arts Cultural Facilities Corp., (Series 2008A), (Bank of America N.A. LOC), 0.190%, 8/1/2012	18,600,000
50,000,000		Deutsche Bank AG, 0.703%, 10/19/2012	50,000,000
25,000,000	[1,2]	Fairway Finance Co. LLC, 0.277%, 10/24/2012	25,000,000
15,000,000		Fairway Finance Co. LLC, 0.287%, 8/22/2012	15,000,022
22,345,000		Fuller Road Management Corp., Series 2007, (Key Bank, N.A. LOC), 0.430%, 8/2/2012	22,345,000
55,515,000		Goldleaf Mortgage LLC, Series 2007-A, (BMO Harris Bank, N.A. LOC), 0.230%, 8/2/2012	55,515,000
5,600,000		Green Knight EDC, Series 2004, (Fulton Bank LOC), 1.700%, 8/2/2012	5,600,000
9,887,200		Herman & Kittle Capital, LLC, Series 2005, (Fifth Third Bank, Cincinnati LOC), 0.330%, 8/2/2012	9,887,200
10,000,000	[1,2]	Illinois State, Taxable PUTTERs (Series SGT01), 0.400%, 8/1/2012	10,000,000
8,830,000		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance Series 2007B-3, (Mizuho Corporate Bank Ltd. LOC), 0.210%, 8/1/2012	8,830,000
3,475,000		Katz Capital Corp., Series 1999-A, (Fifth Third Bank, Cincinnati LOC), 0.330%, 8/2/2012	3,475,000
10,600,000		Lakeline Austin Development, LTD, Series 2005, (Wells Fargo Bank, N.A. LOC), 0.210%, 8/2/2012	10,600,000
13,140,000		Madison Hotel Investors I LLC, Series 2005 B, (BMO Harris Bank, N.A. LOC), 0.230%, 8/2/2012	13,140,000
10,070,000		Maryland State EDC, Human Genome Sciences Series 1999-B, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 8/7/2012	10,070,000
Annual Shareholder Report
6

Principal Amount			Value
		NOTES—VARIABLE—continued[4]
		Banking—continued
$7,000,000		Maryland State EDC, Series 2001A Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 8/7/2012	$7,000,000
6,750,000	[1,2]	Metrodev Newark, LLC, Series 2008, (PNC Bank, N.A. LOC), 0.240%, 8/2/2012	6,750,000
25,000,000		Michigan Finance Authority, Series 2010-B, (PNC Bank, N.A. LOC), 0.200%, 8/2/2012	25,000,000
14,100,000		Mississippi Business Finance Corp., Dollar Tree Distribution, Inc. Series 1998, (Wells Fargo Bank, N.A. LOC), 0.210%, 8/2/2012	14,100,000
5,340,000		New Hampshire Business Finance Authority, Seacast Health 1998B, (RBS Citizens Bank N.A. LOC), 0.460%, 8/2/2012	5,340,000
21,285,000		New York City Housing Development Corp., Series 2009 A2, (RBS Citizens Bank N.A. LOC), 0.200%, 8/1/2012	21,285,000
64,305,000		New York City Housing Development Corp., Series 2009-A1, (RBS Citizens Bank N.A. LOC), 0.190%, 8/1/2012	64,305,000
76,200,000		New York City Housing Development Corp., Series 2010-A1, (RBS Citizens Bank N.A. LOC), 0.150%, 8/1/2012	76,200,000
19,450,000		New York City Housing Development Corp., Series 2010-A2, (RBS Citizens Bank N.A. LOC), 0.200%, 8/1/2012	19,450,000
67,500,000	[1,2]	Nuveen INS Tax-Free Advantage Municipal Fund, Variable Rate MuniFund Term Preferred Shares (Series 2014), 0.250%, 8/1/2014	67,500,000
3,170,000		Pennsylvania Community Behavioral Healthcare Cooperative, Series 2006, (Fulton Bank LOC), 1.700%, 8/2/2012	3,170,000
4,745,000		Pinellas County, FL Health Facility Authority, (Series 2004), (SunTrust Bank LOC), 0.270%, 8/1/2012	4,745,000
8,330,000		Pinellas County, FL Health Facility Authority, (Series 2006A), (SunTrust Bank LOC), 0.270%, 8/1/2012	8,330,000
16,205,000		Pineview Estates LC, Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.300%, 8/2/2012	16,205,000
8,750,000		R.W. Sidley, Inc., Series 2005, (Fifth Third Bank, Cincinnati LOC), 0.330%, 8/2/2012	8,750,000
3,383,000		Ricker Realty & Development, LLC, Series 2005, (Fifth Third Bank, Cincinnati LOC), 0.330%, 8/2/2012	3,383,000
10,000,000		Royal Bank of Canada, Montreal, 0.487%, 8/22/2012	10,000,000
100,000,000		Royal Bank of Canada, Montreal, 0.536%, 8/7/2012	100,000,000
75,000,000		Royal Bank of Canada, Montreal, 0.538%, 9/18/2012	75,000,000
25,000,000		Royal Bank of Canada, Montreal, 0.538%, 9/21/2012	25,000,000
9,605,000	[1,2]	Springfield Surgical Properties LLC, Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.330%, 8/2/2012	9,605,000
5,300,000		Sussex County, DE IDA, (Series 2000), (SunTrust Bank LOC), 0.550%, 8/1/2012	5,300,000
145,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 0.566%, 8/17/2012	145,000,000
150,000,000		Toronto Dominion Bank, 0.446%, 8/10/2012	150,000,000
Annual Shareholder Report
7

Principal Amount			Value
		NOTES—VARIABLE—continued[4]
		Banking—continued
$35,000,000		Toronto Dominion Bank, 0.447%, 10/26/2012	$35,000,000
50,000,000		Toronto Dominion Bank, 0.466%, 8/2/2012	50,000,000
364,580,000		Wells Fargo Bank, N.A., 0.523%, 8/22/2012	364,580,000
3,150,000	[1,2]	Yonkers, NY IDA, Salgra Realty, LLC Series 2006, (TD Bank, N.A. LOC), 0.240%, 8/2/2012	3,150,000
23,000,000		York County, PA IDA, KDO Properties L. P. Project, Series 2010, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.594%, 8/2/2012	23,000,000
		TOTAL	2,336,025,222
		Chemicals—0.3%
20,000,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999), (GTD by Air Products & Chemicals, Inc.) 0.170%, 8/1/2012	20,000,000
12,500,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000), (GTD by Air Products & Chemicals, Inc.) 0.170%, 8/1/2012	12,500,000
		TOTAL	32,500,000
		Finance - Commercial—0.2%
5,490,000		Woodgrain Millwork, Inc., Series 2004, (General Electric Capital Corp. LOC), 0.270%, 8/2/2012	5,490,000
15,235,000	[1,2]	Ziegler Realty, (General Electric Capital Corp. LOC), 0.300%, 8/2/2012	15,235,000
4,255,000	[1,2]	Ziegler Realty, Series 2008, (General Electric Capital Corp. LOC), 0.300%, 8/2/2012	4,255,000
		TOTAL	24,980,000
		Government Agency—0.0%
700,000		Frogtown LLC, Series 2004, (Federal Home Loan Bank of Cincinnati LOC), 0.450%, 8/2/2012	700,000
		Insurance—0.5%
50,000,000		Metropolitan Life Insurance Co., 0.717%, 8/14/2012	50,000,000
		Municipal—0.1%
13,000,000		Heard County, GA Development Authority, (First Series 2007), 0.180%, 8/1/2012	13,000,000
		TOTAL NOTES—VARIABLE	2,457,205,222
		REPURCHASE AGREEMENTS—5.8%
125,218,000		Interest in $424,000,000, joint repurchase agreement 0.18%, dated 7/31/2012 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $424,002,120 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/15/2015 and the market value of those underlying securities was $432,482,209.	125,218,000
Annual Shareholder Report
8

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$500,000,000	Interest in $2,000,000,000, joint repurchase agreement 0.19%, dated 7/31/2012 under which Deutsche Bank Securities, Inc. will repurchase the securities provided as collateral for $2,000,010,556 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2042 and the market value of those underlying securities was $2,050,942,963.	$500,000,000
	TOTAL REPURCHASE AGREEMENTS	625,218,000
	U.S. TREASURY—0.9%
95,000,000	United States Treasury Note, 3.125%, 4/30/2013	97,036,821
	TOTAL U.S. TREASURY	97,036,821
	TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	10,715,858,578
	OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	5,033,544
	TOTAL NET ASSETS—100%	$10,720,892,122
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2012, these restricted securities amounted to $2,238,648,222, which represented 20.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2012, these liquid restricted securities amounted to $2,238,648,222, which represented 20.9% of total net assets.
3	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Floating rate note with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2012.
Annual Shareholder Report
9

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2012, all investments of the Fund are valued at amortized cost which is considered a Level 2 input in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
EDC	—Economic Development Corporation
GTD	—Guaranteed
IDA	—Industrial Development Authority
INS	—Insured
LOC	—Letter of Credit
PUTTERs	—Puttable Tax-Exempt Receipts
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Financial Highlights
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	0.000[1]	0.010	0.033
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.010	0.033
Less Distributions:
Distributions from net investment income	—	—	(0.000)[1]	(0.010)	(0.033)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.010)	(0.033)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	1.05%	3.31%
Ratios to Average Net Assets:
Net expenses	0.40%	0.39%[4]	0.46%[4]	1.03%[4]	1.00%[4]
Net investment income	0.00%	0.00%	0.00%[3]	1.01%	3.21%
Expense waiver/reimbursement[5]	0.93%	0.93%	0.87%	0.32%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,720,892	$10,912,831	$10,735,359	$10,574,594	$10,106,815
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.39%, 0.46%, 1.03%, and 1.00% for the years ended July 31, 2011, 2010, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Statement of Assets and Liabilities
July 31, 2012
Assets:
Total investment in securities, at amortized cost and fair value		$10,715,858,578
Income receivable		6,418,384
Receivable for investments sold		841,876
Receivable for shares sold		109
TOTAL ASSETS		10,723,118,947
Liabilities:
Bank overdraft	$765
Payable for transfer and dividend disbursing agent fees and expenses	903,325
Payable for distribution services fee (Note 5)	846,890
Payable for share registration costs	333,211
Payable for custodian fees	104,599
Payable for Directors'/Trustees' fees	4,730
Accrued expenses	33,305
TOTAL LIABILITIES		2,226,825
Net assets for 10,720,875,165 shares outstanding		$10,720,892,122
Net Assets Consist of:
Paid-in capital		$10,720,862,610
Accumulated net realized gain on investments		29,512
TOTAL NET ASSETS		$10,720,892,122
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$10,720,892,122 ÷ 10,720,875,165 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Statement of Operations
Year Ended July 31, 2012
Investment Income:
Interest			$43,820,843
Expenses:
Investment adviser fee (Note 5)		$33,169,619
Administrative fee (Note 5)		8,626,162
Custodian fees		321,615
Transfer and dividend disbursing agent fees and expenses		11,093,870
Directors'/Trustees' fees		90,724
Auditing fees		22,274
Legal fees		8,426
Portfolio accounting fees		175,000
Distribution services fee (Note 5)		60,810,967
Shareholder services fee (Note 5)		27,641,349
Share registration costs		3,867,144
Printing and postage		770,016
Insurance premiums		24,819
Miscellaneous		33,024
TOTAL EXPENSES		146,655,009
Waivers (Note 5):
Waiver of investment adviser fee	$(22,249,795)
Waiver of administrative fee	(212,136)
Waiver of distribution services fee	(52,730,886)
Waiver of shareholder services fee	(27,641,349)
TOTAL WAIVERS		(102,834,166)
Net expenses			43,820,843
Net investment income			—
Net realized gain on investments			29,766
Change in net assets resulting from operations			$29,766
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Statement of Changes in Net Assets
Year Ended July 31	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$—	$—
Net realized gain on investments	29,766	3,036
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	29,766	3,036
Distributions to Shareholders:
Distributions from net realized gain on investments	(3,212)	(45,174)
Share Transactions:
Proceeds from sale of shares	4,366,525,061	4,467,577,253
Net asset value of shares issued to shareholders in payment of distributions declared	3,126	44,194
Cost of shares redeemed	(4,558,493,581)	(4,290,107,689)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(191,965,394)	177,513,758
Change in net assets	(191,938,840)	177,471,620
Net Assets:
Beginning of period	10,912,830,962	10,735,359,342
End of period	$10,720,892,122	$10,912,830,962
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Notes to Financial Statements
July 31, 2012
1. Organization
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Capital Reserves Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) or an affiliated adviser, and others to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those
Annual Shareholder Report
15

terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Annual Shareholder Report
16

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. Shares of Beneficial Interest
The following table summarizes share activity:
Year Ended July 31	2012	2011
Shares sold	4,366,525,061	4,467,577,253
Shares issued to shareholders in payment of distributions declared	3,126	44,194
Shares redeemed	(4,558,493,581)	(4,290,107,689)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(191,965,394)	177,513,758
4. Federal Tax Information
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2012 and 2011, was as follows:
	2012	2011
Ordinary income[1]	$3,212	$45,174
1	For tax purposes, short-term capital gain distributions are treated as ordinary income distributions.
As of July 31, 2012, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$29,512
2	For tax purposes, short-term capital gains are treated as ordinary income for distribution purposes.
5. Investment Adviser Fee and Other Transactions with Affiliates
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2012, the Adviser voluntarily waived $22,249,795 of its fee.
Annual Shareholder Report
17

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2012, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund. FAS waived $212,136 of its fee.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.55% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2012, FSC waived $52,730,886 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2012, FSC did not retain any fees paid by the Fund.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2012, unaffiliated third-party financial intermediaries waived the entire $27,641,349 of Service Fees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction for Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.02% (the “Fee Limit”) up to but not including the later of (the “Termination Date”):
Annual Shareholder Report
18

(a) October 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $378,335,000 and $101,250,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
6. Concentration of Risk
A substantial portion of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. Line of Credit
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2012, there were no outstanding loans. During the year ended July 31, 2012, the Fund did not utilize the LOC.
8. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2012, there were no outstanding loans. During the year ended July 31, 2012, the program was not utilized.
9. Subsequent EventS
On August 15, 2012, the Trustees approved the elimination of minimum administrative personnel and services fees effective September 1, 2012. Prior to this date, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares.
Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.
Annual Shareholder Report
19

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST
AND SHAREHOLDERS OF FEDERATED CAPITAL RESERVES FUND:
We have audited the accompanying statement of assets and liabilities of Federated Capital Reserves Fund (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2012, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Capital Reserves Fund, a portfolio of Money Market Obligations Trust, at July 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 24, 2012
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2012 to July 31, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2012	Ending Account Value 7/31/2012	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.00	$1.99
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.87	$2.01
1	Expenses are equal to the Fund's annualized net expense ratio of 0.40%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current Fee Limit of 1.02% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.07 and $5.12, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Trust comprised 36 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Paige M. Wilhelm Birth Date: May 28, 1962 Vice President Began serving: August 2006	Principal Occupations: Paige M. Wilhelm has been the Fund's Portfolio Manager since December 2009. She is Vice President of the Trust with respect to the Fund. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Mark Weiss Birth Date: January 8, 1972 Vice President Began serving: June 2012	Principal Occupations: Mark Weiss has been the Fund's Portfolio Manager since October 2011. He is Vice President of the Trust with respect to the Fund. Mr. Weiss joined Federated in 1994 and has been a Vice President of the Fund's Adviser and a Senior Investment Analyst since January 2007. He is responsible for portfolio management and investment research in the fixed-income area concentrating on taxable money market instruments. Mr. Weiss has received the Chartered Financial Analyst designation and holds a B.A. and M.B.A. in Finance from the University of Pittsburgh.
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Evaluation and Approval of Advisory Contract–May 2012
Federated Capital Reserves Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The
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information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
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The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Capital Reserves Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919304
41050 (9/12)
Federated is a registered trademark of Federated Investors, Inc.
2012 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2012
Ticker	GRFXX

Federated Government Reserves Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2012, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	55.6%
U.S. Government Agency Securities	45.0%
U.S Treasury Securities	0.9%
Other Assets and Liabilities—Net[2]	(1.5)%
TOTAL	100.0%
At July 31, 2012, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	60.2%
8-30 Days	17.6%
31-90 Days	9.3%
91-180 Days	6.2%
181 Days or more	8.2%
Other Assets and Liabilities—Net[2]	(1.5)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
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Portfolio of Investments
July 31, 2012
Principal Amount			Value
		GOVERNMENT AGENCIES—45.0%
$273,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.227% - 0.387%, 8/1/2012 - 8/23/2012	$272,968,188
344,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.186% - 0.378%, 8/1/2012 - 9/20/2012	343,882,604
1,208,900,000		Federal Home Loan Bank System Notes, 0.125% - 1.375%, 8/13/2012 - 8/13/2013	1,209,000,060
80,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.100% - 0.163%, 9/18/2012 - 10/2/2012	79,984,000
540,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.185% - 0.215%, 8/2/2012 - 8/17/2012	539,892,530
247,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.195% - 0.196%, 8/1/2012 - 8/6/2012	246,921,438
251,130,000		Federal Home Loan Mortgage Corp., 0.375% - 4.125%, 11/30/2012 - 12/28/2012	251,693,364
157,000,000	[2]	Federal National Mortgage Association Discount Notes, 0.100%, 10/1/2012 - 10/15/2012	156,971,578
491,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.205% - 0.380%, 8/1/2012 - 8/20/2012	490,862,574
568,750,000		Federal National Mortgage Association Notes, 0.375% - 4.375%, 9/15/2012 - 5/7/2013	571,740,715
881,778,000	[2,3,4]	Straight A Funding, LLC (unconditional liquidity support from Federal Financing Bank) Discount Notes, 0.180%, 8/1/2012 - 10/23/2012	881,671,406
		TOTAL GOVERNMENT AGENCIES	5,045,588,457
		U.S. TREASURY—0.9%
25,000,000		United States Treasury Note, 0.750%, 3/31/2013	25,087,325
75,000,000		United States Treasury Note, 1.375%, 9/15/2012	75,111,883
		TOTAL U.S. TREASURY	100,199,208
		REPURCHASE AGREEMENTS—55.6%
2,000,000,000		Repurchase agreement 0.170%, dated 7/31/2012 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $2,000,009,444 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/15/2028 and the market value of those underlying securities was $2,040,009,755.	2,000,000,000
70,000,000	[5]	Repurchase agreement 0.220%, dated 6/26/2012 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $70,038,500 on 9/24/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2042 and the market value of those underlying securities was $71,422,276.	70,000,000
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Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$133,000,000	[5]	Repurchase agreement 0.230%, dated 7/25/2012 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $133,076,475 on 10/24/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 6/20/2042 and the market value of those underlying securities was $136,993,536.	$133,000,000
297,736,000		Interest in $424,000,000, joint repurchase agreement 0.180%, dated 7/31/2012 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $424,002,120 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/15/2015 and the market value of those underlying securities was $432,482,209.	297,736,000
150,000,000	[5]	Repurchase agreement 0.190%, dated 7/19/2012 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $150,024,542 on 8/20/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/15/2042 and the market value of those underlying securities was $154,509,785.	150,000,000
150,000,000	[5]	Repurchase agreement 0.190%, dated 7/20/2012 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $150,024,542 on 8/20/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 5/25/2040 and the market value of those underlying securities was $154,509,786.	150,000,000
172,000,000	[5]	Repurchase agreement 0.210%, dated 7/16/2012 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $172,030,100 on 8/15/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/25/2042 and the market value of those underlying securities was $177,176,535.	172,000,000
1,000,000,000		Repurchase agreement 0.160%, dated 7/31/2012 under which CS First Boston Corp. will repurchase the securities provided as collateral for $1,000,004,444 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 5/15/2041 and the market value of those underlying securities was $1,020,002,005.	1,000,000,000
400,000,000		Repurchase agreement 0.150%, dated 7/26/2012 under which Deutsche Bank Securities, Inc. will repurchase the securities provided as collateral for $400,011,667 on 8/2/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 5/15/2041 and the market value of those underlying securities was $408,010,235.	400,000,000
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3

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$1,500,000,000		Interest in $2,000,000,000, joint repurchase agreement 0.190%, dated 7/31/2012 under which Deutsche Bank Securities, Inc. will repurchase the securities provided as collateral for $2,000,010,556 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2042 and the market value of those underlying securities was $2,050,942,963.	$1,500,000,000
353,000,000	[5]	Repurchase agreement 0.210%, dated 5/14/2012 under which Deutsche Bank Securities, Inc. will repurchase the securities provided as collateral for $353,187,384 on 8/13/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/15/2052 and the market value of those underlying securities was $360,755,600.	353,000,000
		TOTAL REPURCHASE AGREEMENTS	6,225,736,000
		TOTAL INVESTMENTS—101.5% (AT AMORTIZED COST)[6]	11,371,523,665
		OTHER ASSETS AND LIABILITIES - NET—(1.5)%[7]	(170,478,651)
		TOTAL NET ASSETS—100%	$11,201,045,014
1	Floating rate note with current rate and next reset date shown.
2	Discount rate at the time of purchase.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2012, this restricted security amounted to $881,671,406, which represented 7.9% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2012, this liquid restricted security amounted to $881,671,406, which represented 7.9% of total net assets.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2012.
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4

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2012, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
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5

Financial Highlights
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	0.000[1]	0.004	0.028
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.004	0.028
Less Distributions:
Distributions from net investment income	—	(0.000)[1]	—	(0.004)	(0.028)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.004)	(0.028)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.43%	2.84%
Ratios to Average Net Assets:
Net expenses	0.17%	0.21%	0.27%[4]	0.85%[4]	1.00%
Net investment income	0.00%	0.00%	0.00%[3]	0.41%	2.69%
Expense waiver/reimbursement[5]	1.12%	1.09%	1.03%	0.48%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,201,045	$10,917,384	$10,934,937	$12,545,150	$12,325,955
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.27% and 0.85% for the years ended July 31, 2010 and 2009, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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6

Statement of Assets and Liabilities
July 31, 2012
Assets:
Investment in repurchase agreements	$6,225,736,000
Investment in securities	5,145,787,665
Total investment in securities, at amortized cost and fair value		$11,371,523,665
Cash		837,490
Income receivable		4,829,018
TOTAL ASSETS		11,377,190,173
Liabilities:
Payable for investments purchased	174,987,447
Payable to adviser (Note 5)	1,979
Payable for Directors'/Trustees' fees	648
Accrued expenses	1,155,085
TOTAL LIABILITIES		176,145,159
Net assets for 11,201,045,611 shares outstanding		$11,201,045,014
Net Assets Consist of:
Paid-in capital		$11,201,044,481
Accumulated net realized gain on investments		533
TOTAL NET ASSETS		$11,201,045,014
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$11,201,045,014 ÷ 11,201,045,611 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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7

Statement of Operations
Year Ended July 31, 2012
Investment Income:
Interest			$20,122,679
Expenses:
Investment adviser fee (Note 5)		$34,724,835
Administrative fee (Note 5)		9,030,673
Custodian fees		315,769
Transfer and dividend disbursing agent fees and expenses		11,600,279
Directors'/Trustees' fees		79,074
Auditing fees		22,250
Legal fees		6,774
Portfolio accounting fees		175,000
Distribution services fee (Note 5)		63,662,197
Shareholder services fee (Note 5)		28,937,362
Share registration costs		658,871
Printing and postage		939,578
Insurance premiums		25,639
Miscellaneous		24,904
TOTAL EXPENSES		150,203,205
Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	$(34,724,835)
Waiver of administrative fee	(222,140)
Waiver of distribution services fee	(63,662,197)
Waiver of shareholder services fee	(28,937,362)
Reimbursement of transfer and dividend disbursing agent fees and expenses	(1,689,685)
Reimbursement of other operating expenses	(844,307)
TOTAL WAIVERS AND REIMBURSEMENTS		(130,080,526)
Net expenses			20,122,679
Net investment income			—
Net realized gain on investments			533
Change in net assets resulting from operations			$533
See Notes which are an integral part of the Financial Statements
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8

Statement of Changes in Net Assets
Year Ended July 31	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$—	$—
Net realized gain on investments	533	48,804
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	533	48,804
Distributions to Shareholders:
Distributions from net investment income	—	(30)
Distributions from net realized gain on investments	(29,961)	(115,261)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(29,961)	(115,291)
Share Transactions:
Proceeds from sale of shares	5,249,858,872	4,604,616,590
Net asset value of shares issued to shareholders in payment of distributions declared	29,314	113,108
Cost of shares redeemed	(4,966,197,708)	(4,622,216,424)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	283,690,478	(17,486,726)
Change in net assets	283,661,050	(17,553,213)
Net Assets:
Beginning of period	10,917,383,964	10,934,937,177
End of period	$11,201,045,014	$10,917,383,964
See Notes which are an integral part of the Financial Statements
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9

Notes to Financial Statements
July 31, 2012
1. Organization
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Government Reserves Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) or an affiliated adviser and others to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those
Annual Shareholder Report
10

terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. Shares of Beneficial Interest
The following table summarizes share activity:
Year Ended July 31	2012	2011
Shares sold	5,249,858,872	4,604,616,590
Shares issued to shareholders in payment of distributions declared	29,314	113,108
Shares redeemed	(4,966,197,708)	(4,622,216,424)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	283,690,478	(17,486,726)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2012 and 2011, was as follows:
	2012	2011
Ordinary income[1]	$29,961	$115,291
1	For tax purposes, short-term capital gain distributions are treated as ordinary income distributions.

As of July 31, 2012, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$533
2	For tax purposes, short-term capital gains are treated as ordinary income for distribution purposes.
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12

5. Investment Adviser Fee and Other Transactions with Affiliates
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2012, the Adviser voluntarily waived its entire fee of $34,724,835 and voluntarily reimbursed $844,307 of other operating expenses. In addition, an affiliate of the Adviser voluntarily reimbursed $1,689,685 of transfer and dividend disbursing agent fees and expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2012, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund. FAS waived $222,140 of its fee.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.55% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2012, FSC waived its entire fee of $63,662,197. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2012, unaffiliated third-party financial intermediaries waived the entire $28,937,362 of Service Fees.
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Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction for Fund Expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.02% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) October 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
For the year ended July 31, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $685,998,890 and $0, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
6. Line of Credit
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2012, there were no outstanding loans. During the year ended July 31, 2012, the Fund did not utilize the LOC.
7. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2012, there were no outstanding loans. During the year ended July 31, 2012, the program was not utilized.
8. Subsequent Events
On August 15, 2012, the Trustees approved the elimination of minimum administrative personnel and services fees effective September 1, 2012. Prior to this date, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares.
Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.
Annual Shareholder Report
14

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF Money Market Obligations trust AND SHAREHOLDERS OF federated government reserves fund:
We have audited the accompanying statement of assets and liabilities of Federated Government Reserves Fund (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2012, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Government Reserves Fund, a portfolio of Money Market Obligations Trust, at July 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 24, 2012
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2012 to July 31, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2012	Ending Account Value 7/31/2012	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.00	$0.99
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.87	$1.01
1	Expenses are equal to the Fund's annualized net expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current Fee Limit of 1.02% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.07 and $5.12, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Trust comprised 36 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc..
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since December 2004. Ms. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill has been the Fund's Portfolio Manager since inception. She is Vice President of the Trust with respect to the Fund. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.
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Evaluation and Approval of Advisory Contract–May 2012
Federated Government Reserves Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The
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information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expense born by the Fund.
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The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Government Reserves Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919205
33543 (9/12)
Federated is a registered trademark of Federated Investors, Inc.
2012 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2012
Ticker	FMTXX

Federated Master Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2012, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	43.6%
Bank Instruments	33.8%
Variable Rate Instruments	3.8%
U.S. Treasury Security	1.1%
Repurchase Agreement	17.9%
Other Assets and Liabilities—Net[2]	(0.2)%
TOTAL	100.0%
At July 31, 2012, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	26.5%[4]
8-30 Days	45.8%
31-90 Days	20.9%
91-180 Days	3.1%
181 Days or more	3.9%
Other Assets and Liabilities—Net[2]	(0.2)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes include asset-backed securities, collateralized loan agreements, commercial paper, corporate bonds and a corporate note with interest rates that are fixed or that reset periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 18.8% of the Fund's portfolio.
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Portfolio of Investments
July 31, 2012
Principal Amount			Value
		Asset-Backed Securities—8.2%
		Finance - Automotive—1.7%
$893,511		AmeriCredit Automobile Receivables Trust 2012-3, Class A1, 0.361%, 7/8/2013	$893,511
730,449		Mercedes-Benz Auto Lease Trust 2012-A, Class A1, 0.344%, 4/15/2013	730,449
		TOTAL	1,623,960
		Finance - Equipment—0.1%
95,750		CNH Equipment Trust 2011-C, Class A1, 0.548%, 1/4/2013	95,750
		Finance - Retail—6.4%
3,000,000	[1,2,3]	Arkle Master Issuer PLC 2012-1, Class 1A, 0.448%, 8/17/2012	3,000,000
1,000,000	[1,2,3]	Gracechurch Mortgage Finance PLC 2011-1, Class 1A, 0.447%, 8/20/2012	1,000,000
2,000,000	[1,2,3]	Holmes Master Issuer PLC 2012-1, Class A1, 0.449%, 8/16/2012	2,000,000
		TOTAL	6,000,000
		TOTAL ASSET-BACKED SECURITIES	7,719,710
		Bank Note—2.1%
		Finance - Banking—2.1%
2,000,000		Bank of America N.A., 0.450%, 8/15/2012	2,000,000
		Certificates of Deposit—31.7%
		Finance - Banking—31.7%
2,500,000	[3]	Bank of Montreal, 0.399%, 8/14/2012	2,500,000
2,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.350%-0.360%, 9/11/2012 - 10/22/2012	2,000,000
4,000,000		Barclays Bank PLC, 0.260%, 8/16/2012	4,000,000
2,000,000	[3]	Canadian Imperial Bank of Commerce, 0.337%, 8/24/2012	2,000,000
5,000,000		Deutsche Bank AG, 0.440%, 8/17/2012	5,000,000
4,500,000		Mizuho Corporate Bank Ltd., 0.340%, 8/8/2012	4,500,000
1,000,000	[3]	Royal Bank of Canada, Montreal, 0.419%, 8/13/2012	1,000,000
2,000,000		Royal Bank of Canada, Montreal, 0.570%, 10/11/2012	2,000,000
2,000,000		Societe Generale, Paris, 0.410%, 8/6/2012	2,000,000
4,000,000		Sumitomo Mitsui Banking Corp., 0.350%, 9/6/2012 - 9/18/2012	4,000,000
1,000,000	[3]	Toronto Dominion Bank, 0.446%, 8/10/2012	1,000,000
		TOTAL CERTIFICATES OF DEPOSIT	30,000,000
		Collateralized Loan Agreements—5.8%
		Finance - Banking—5.8%
500,000		Citigroup Global Markets, Inc., 0.659%, 8/1/2012	500,000
Annual Shareholder Report
2

Principal Amount			Value
		Collateralized Loan Agreements—continued
		Finance - Banking—continued
$2,000,000		RBS Securities, Inc., 0.550%, 8/1/2012	$2,000,000
3,000,000		Wells Fargo Securities, LLC, 0.456%, 10/3/2012	3,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	5,500,000
		Commercial Paper—20.9%[4]
		Finance - Banking—7.4%
3,000,000		Citigroup Funding, Inc., (GTD by Citigroup, Inc.), 0.601%, 8/7/2012	2,999,700
4,000,000	[1,2]	National Australia Funding (Delaware), Inc., 0.351%-0.371%, 8/17/2012 - 11/6/2012	3,997,785
		TOTAL	6,997,485
		Finance - Commercial—2.1%
2,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.450%, 8/16/2012	1,999,625
		Finance - Retail—11.4%
2,000,000	[1,2]	Barton Capital LLC, 0.400%, 9/4/2012	1,999,245
4,000,000	[1,2]	Salisbury Receivables Company LLC, 0.350%, 9/17/2012	3,998,172
4,800,000	[1,2]	Windmill Funding Corp., 0.440%, 8/16/2012	4,799,120
		TOTAL	10,796,537
		TOTAL COMMERCIAL PAPER	19,793,647
		Corporate Bonds—6.5%
		Diversified—0.7%
658,000		General Electric Co., 5.000%, 2/1/2013	672,509
		Finance - Banking—3.2%
3,000,000	[3]	JPMorgan Chase Bank, N.A., 0.367%, 8/21/2012	3,000,000
		Finance - Commercial—2.6%
400,000	[3]	General Electric Capital Corp., 0.596%, 8/1/2012	399,535
659,000		General Electric Capital Corp., 2.800%, 1/8/2013	664,092
1,110,000		General Electric Capital Corp., 5.250%, 10/19/2012	1,120,602
250,000		General Electric Capital Corp., 5.450%, 1/15/2013	255,531
		TOTAL	2,439,760
		TOTAL CORPORATE BONDS	6,112,269
		Corporate Note—2.2%
		Finance - Commercial—2.2%
2,000,000		General Electric Capital Corp., 4.250%, 1/31/2013	2,036,602
		Notes - Variable—3.8%[3]
		Finance - Banking—1.7%
1,600,000		JPMorgan Chase Bank, N.A., 0.365%, 8/28/2012	1,600,000
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Principal Amount		Value
	Notes - Variable—continued[3]
	Government Agency—2.1%
$2,000,000	Capital Trust Agency, FL, (FNMA LOC), 0.200%, 8/2/2012	$2,000,000
	TOTAL NOTES—VARIABLE	3,600,000
	U.S. Treasury Note—1.1%
	U.S. Treasury Note—1.1%
1,000,000	United States Treasury, 3.125%, 4/30/2013	1,021,440
	Repurchase Agreement—17.9%
16,934,000	Interest in $4,080,000,000 joint repurchase agreement 0.19%, dated 7/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,080,021,533 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,186,963,804.	16,934,000
	TOTAL INVESTMENTS—100.2% (AT AMORTIZED COST)[5]	94,717,668
	OTHER ASSETS AND LIABILITIES - NET—(0.2)%[6]	(171,243)
	TOTAL NET ASSETS—100%	$94,546,425
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2012, these restricted securities amounted to $22,793,947, which represented 24.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2012, these liquid restricted securities amounted to $22,793,947, which represented 24.1% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2012.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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As of July 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
LOC	—Letter of Credit
See Notes which are an integral part of the Financial Statements
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5

Financial Highlights
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	0.000[1]	0.015	0.038
Net realized gain (loss) on investments	—	0.000[1]	(0.000)[1]	(0.000)[1]	—
TOTAL FROM INVESTMENT OPERATIONS	—	0.000[1]	0.000[1]	0.015	0.038
Less Distributions:
Distributions from net investment income	—	(0.000)[1]	(0.000)[1]	(0.015)	(0.038)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%	0.00%[3]	0.02%	1.48%	3.87%
Ratios to Average Net Assets:
Net expenses	0.38%	0.37%	0.43%	0.52%	0.47%
Net investment income	0.00%	0.00%	0.03%	1.45%	3.79%
Expense waiver/reimbursement[4]	0.34%	0.33%	0.22%	0.11%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$94,546	$108,861	$118,767	$187,319	$233,369
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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6

Statement of Assets and Liabilities
July 31, 2012
Assets:
Investment in repurchase agreements	$16,934,000
Investment in securities	77,783,668
Total investment in securities, at amortized cost and fair value		$94,717,668
Income receivable		116,117
Receivable for shares sold		1,024
TOTAL ASSETS		94,834,809
Liabilities:
Payable for shares redeemed	252,221
Bank overdraft	925
Payable for investment adviser fee (Note 5)	3,866
Payable for Directors'/Trustees' fees	110
Payable for portfolio accounting fees	6,998
Payable for share registration costs	16,477
Accrued expenses	7,787
TOTAL LIABILITIES		288,384
Net assets for 94,537,282 shares outstanding		$94,546,425
Net Assets Consist of:
Paid-in capital		$94,546,847
Accumulated net realized loss on investments		(422)
TOTAL NET ASSETS		$94,546,425
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$94,546,425 ÷ 94,537,282 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Year Ended July 31, 2012
Investment Income:
Interest			$404,750
Expenses:
Investment adviser fee (Note 5)		$423,473
Administrative fee (Note 5)		150,000
Custodian fees		14,706
Transfer and dividend disbursing agent fees and expenses		15,511
Directors'/Trustees' fees		868
Auditing fees		19,500
Legal fees		7,848
Portfolio accounting fees		41,988
Share registration costs		59,060
Printing and postage		21,843
Insurance premiums		4,035
Miscellaneous		674
TOTAL EXPENSES		759,506
Waivers (Note 5):
Waiver of investment adviser fee	$(330,813)
Waiver of administrative fee	(23,943)
TOTAL WAIVERS		(354,756)
Net expenses			404,750
Net investment income			$—
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended July 31	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$—	$—
Net realized gain on investments	—	25
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	—	25
Distributions to Shareholders:
Distributions from net investment income	—	(157)
Share Transactions:
Proceeds from sale of shares	353,973,127	403,382,634
Net asset value of shares issued to shareholders in payment of distributions declared	—	79
Cost of shares redeemed	(368,288,135)	(413,288,182)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(14,315,008)	(9,905,469)
Change in net assets	(14,315,008)	(9,905,601)
Net Assets:
Beginning of period	108,861,433	118,767,034
End of period	$94,546,425	$108,861,433
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
July 31, 2012
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Master Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is current income consistent with stability of principal.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) or an affiliated adviser and others to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those
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terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a
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security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended July 31	2012	2011
Shares sold	353,973,127	403,382,634
Shares issued to shareholders in payment of distributions declared	—	79
Shares redeemed	(368,288,135)	(413,288,182)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(14,315,008)	(9,905,469)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2012 and 2011, was as follows:
	2012	2011
Ordinary income	$—	$157
As of July 31, 2012, the components of distributable earnings on a tax basis were as follows:
Capital loss carryforwards	$(422)
At July 31, 2012, the Fund had a capital loss carryforward of $422 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
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The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No expiration	$86	—	$86
2017	$34	N/A	$34
2019	$302	N/A	$302
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses exceed 0.45% of its average daily net assets. In addition, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2012, the Adviser waived $330,813 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2012, the net fee paid to FAS was 0.119% of average daily net assets of the Fund. FAS waived $23,943 of its fee.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for Service Fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended July 31, 2012, the Fund did not incur Service Fees.
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General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
6. concentration of risk
A substantial part of the Fund's portfolio may be directly or indirectly comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2012, there were no outstanding loans. During the year ended July 31, 2012, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2012, there were no outstanding loans. During the year ended July 31, 2012, the program was not utilized.
9. subsequent events
On August 15, 2012, the Trustees approved the elimination of minimum administrative personnel and services fees effective September 1, 2012. Prior to this date, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares.
Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF money market obligations trust AND SHAREHOLDERS OF federated master trust:
We have audited the accompanying statement of assets and liabilities of Federated Master Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2012, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Master Trust, a portfolio of Money Market Obligations Trust, at July 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 24, 2012
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2012 to July 31, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2012	Ending Account Value 7/31/2012	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.00	$1.99
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.87	$2.01
1	Expenses are equal to the Fund's annualized net expense ratio of 0.40%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's contractual fee limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Investment Adviser Fee), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.24 and $2.26, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Trust comprised 36 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
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19

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
Annual Shareholder Report
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since July 1991. Ms. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm has been the Fund's Portfolio Manager since July 2003. She is Vice President of the Trust with respect to the Fund. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.
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21

Evaluation and Approval of Advisory Contract–May 2012
FEDERATED MASTER TRUST (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Annual Shareholder Report
23

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The
Annual Shareholder Report
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information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
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25

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Master Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N740
28846 (9/12)
Federated is a registered trademark of Federated Investors, Inc.
2012 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2012
Ticker	MUTXX

Federated Municipal Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2012, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	82.8%
Municipal Notes	17.1%
Commercial Paper	0.5%
Other Assets and Liabilities—Net[2]	(0.4)%
TOTAL	100.0%
At July 31, 2012, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	83.9%
8-30 Days	3.5%
31-90 Days	0.5%
91-180 Days	5.6%
181 Days or more	6.9%
Other Assets and Liabilities—Net[2]	(0.4)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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1

Portfolio of Investments
July 31, 2012
Principal Amount			Value
		SHORT-TERM MUNICIPALS—100.4%[1,2]
		Alabama—2.2%
$1,990,000		Alabama State IDA, (Series 1994) Weekly VRDNs (Homeland Vinyl Products, Inc.)/(Compass Bank, Birmingham LOC), 1.760%, 8/2/2012	$1,990,000
8,760,000		Chelsea Park, AL Cooperative District, (Series 2005) Weekly VRDNs (Compass Bank, Birmingham LOC), 1.350%, 8/2/2012	8,760,000
		TOTAL	10,750,000
		Arizona—1.0%
5,000,000	[3,4]	Arizona School Facilities Board, Floater Certificates (Series 2008-3199X) Weekly VRDNs (Assured Guaranty Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.230%, 8/2/2012	5,000,000
		California—4.0%
7,000,000	[3,4]	Nuveen California Investment Quality Municipal Fund, Inc., (Series 1), Weekly VRDPs (GTD by Citibank N.A. New York), 0.250%, 8/2/2012	7,000,000
13,000,000	[3,4]	Nuveen California Quality Municipal Fund, Inc., (Series 1), Weekly VRDPs (GTD by Citibank N.A. New York), 0.250%, 8/2/2012	13,000,000
		TOTAL	20,000,000
		Colorado—3.4%
2,055,000		Colorado HFA (Class I Bonds), (Series 2007) Weekly VRDNs (Xybix Systems, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 8/2/2012	2,055,000
15,000,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-485), 0.40% TOBs (Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), Optional Tender 8/16/2012	15,000,000
		TOTAL	17,055,000
		Connecticut—0.2%
1,000,000		New London, CT, (Lot A), 1.50% BANs, 11/29/2012	1,002,602
		Florida—2.1%
1,850,000		Broward County, FL Airport Facility, (Series 2007A) Weekly VRDNs (Embraer Aircraft Holding, Inc.)/(Citibank NA, New York LOC), 0.210%, 8/1/2012	1,850,000
7,000,000	[3,4]	Florida Housing Finance Corp., Clipper Tax-Exempt Certificates Trust (Series 2009-21) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.270%, 8/2/2012	7,000,000
1,470,000		Martin County, FL IDA, (Series 2001) Weekly VRDNs (Young Men's Christian Association of the Treasure Coast, FL)/(SunTrust Bank LOC), 0.440%, 8/1/2012	1,470,000
		TOTAL	10,320,000
		Georgia—6.1%
14,300,000		Burke County, GA Development Authority, (1st Series 2009) Daily VRDNs (Georgia Power Co.), 0.220%, 8/1/2012	14,300,000
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2

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Georgia—continued
$3,000,000	DeKalb County, GA School District, (Series 2012), 0.95% TANs, 12/28/2012	$3,004,840
5,000,000	DeKalb County, GA, 1.00% TANs, 12/28/2012	5,012,767
7,500,000	Waycross and Ware County Development Authority, (Series 2007) Weekly VRDNs (Rich Products Corp.)/(Bank of America N.A. LOC), 0.350%, 8/1/2012	7,500,000
	TOTAL	29,817,607
	Illinois—5.7%
3,515,000	Chicago, IL, (Series 2001) Weekly VRDNs (John Hofmeister & Son)/(BMO Harris Bank, N.A. LOC), 0.290%, 8/2/2012	3,515,000
3,400,000	Harvey, IL Multifamily Revenue, (Series 1997) Weekly VRDNs (Bethlehem Village)/(Federal Home Loan Bank of Indianapolis LOC), 0.400%, 8/2/2012	3,400,000
4,485,000	Illinois Development Finance Authority IDB, (Series 1995) Weekly VRDNs (CHS Acquisition Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.310%, 8/2/2012	4,485,000
10,870,000	Illinois Finance Authority, (Series 2007A) Weekly VRDNs (McKinley Foundation)/(Key Bank, N.A. LOC), 0.360%, 8/2/2012	10,870,000
3,000,000	Illinois State, (Series 2012), 2.00% Bonds, 2/1/2013	3,017,134
3,000,000	Lockport, IL IDA, (Series 1990) Weekly VRDNs (Panduit Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.320%, 8/1/2012	3,000,000
	TOTAL	28,287,134
	Indiana—1.2%
6,000,000	Indiana State Finance Authority Environmental Revenue, IDRB (Series 2011) Weekly VRDNs (Modern Forge Indiana LLC)/(Fifth Third Bank, Cincinnati LOC), 0.310%, 8/3/2012	6,000,000
	Kentucky—0.8%
945,000	Leitchfield, KY IDA, (Series 1999) Weekly VRDNs (Styline Industries, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.310%, 8/2/2012	945,000
3,120,000	Somerset, KY Industrial Building, (Series 2000) Weekly VRDNs (Wonderfuel LLC)/(Comerica Bank LOC), 0.650%, 8/2/2012	3,120,000
	TOTAL	4,065,000
	Maine—4.0%
9,700,000	Maine State Housing Authority, (Series 2004B-3) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.210%, 8/2/2012	9,700,000
10,000,000	Maine State Housing Authority, (Series 2008E-2) Weekly VRDNs (Citibank NA, New York LIQ), 0.250%, 8/2/2012	10,000,000
	TOTAL	19,700,000
	Maryland—1.1%
5,670,000	Westminster, MD EDRB, (Series 2004C) Daily VRDNs (Carroll Lutheran Village, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.240%, 8/1/2012	5,670,000
Annual Shareholder Report
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Massachusetts—1.8%
$9,000,000		Commonwealth of Massachusetts, Consolidated Loan (Series 2006B) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.170%, 8/1/2012	$9,000,000
		Michigan—5.8%
7,410,000		Iron County, MI EDC, (Series 2008) Weekly VRDNs (Pine River Hardwoods, LLC)/(BMO Harris Bank, N.A. LOC), 0.540%, 8/2/2012	7,410,000
14,565,000		Michigan State Housing Development Authority, MFH Revenue Bonds (Series 2002A) Weekly VRDNs (Bank of America N.A. LIQ), 0.280%, 8/2/2012	14,565,000
6,860,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Goodwill Industries of Greater Grand Rapids, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.270%, 8/3/2012	6,860,000
		TOTAL	28,835,000
		Mississippi—1.6%
7,800,000		Mississippi Regional Housing Authority No. II, (Series 2000), 1.25% TOBs (Laurel Park Apartments)/(Federal Home Loan Bank of Dallas LOC), Mandatory Tender 12/1/2012	7,800,000
		Missouri—2.0%
10,000,000	[3,4]	Missouri State Environmental Improvement & Energy Resources Authority, Floater Certificates (Series 2006-1567) Weekly VRDNs (Missouri-American Water, Co.)/(Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.230%, 8/2/2012	10,000,000
		Multi State—3.8%
2,182,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-13 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.300%, 8/2/2012	2,182,000
1,963,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-68 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.300%, 8/2/2012	1,963,000
4,560,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multistate AMT) Series 2009-78 Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.300%, 8/2/2012	4,560,000
10,000,000	[3,4]	Nuveen Investment Quality Municipal Fund, Inc., (Series 1), Weekly VRDPs (Barclays Bank PLC GTD), 0.270%, 8/2/2012	10,000,000
		TOTAL	18,705,000
		Nevada—0.5%
2,595,000		Director of the State of Nevada Department of Business and Industry, IDRB (Series 1998A) Weekly VRDNs (575 Mill Street LLC)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.490%, 8/2/2012	2,595,000
		New Jersey—7.2%
3,000,000		Fairfield Township, NJ, 1.00% BANs, 2/21/2013	3,006,640
2,000,000		Freehold Borough, NJ, 1.75% BANs, 12/20/2012	2,004,947
2,700,000		Haddon Township, NJ, (Series 2011A), 1.50% BANs, 11/16/2012	2,703,905
Annual Shareholder Report
4

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New Jersey—continued
$6,390,762		Lodi, NJ, 1.50% BANs, 1/11/2013	$6,403,411
4,085,000		Margate, NJ, 1.25% BANs, 7/23/2013	4,109,531
5,321,218		North Plainfield, NJ, 1.50% BANs, 6/11/2013	5,348,851
1,600,000		North Wildwood, NJ, 1.50% BANs, 5/17/2013	1,607,279
2,009,800		Oradell Borough, NJ, 1.25% BANs, 4/12/2013	2,017,149
3,000,000		Roselle, NJ, 1.50% BANs, 5/22/2013	3,014,829
2,983,000		Vernon Township, NJ, 1.50% BANs, 5/24/2013	2,999,806
2,500,000		Wildwood Crest, NJ, 1.50% BANs, 10/17/2012	2,503,123
		TOTAL	35,719,471
		New York—9.3%
760,000		Cattaraugus County, NY IDA, (Series 1999A) Weekly VRDNs (Gernatt Asphalt Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.300%, 8/2/2012	760,000
1,480,000		Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs (Servotronics, Inc.)/(Bank of America N.A. LOC), 0.430%, 8/2/2012	1,480,000
5,560,000		New York City Housing Development Corp., (2006 Series A: Granville Payne Apartments) Weekly VRDNs (Sutter Avenue Associates LLC)/(Citibank NA, New York LOC), 0.220%, 8/1/2012	5,560,000
1,295,000		New York City, NY IDA, IDRB (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(TD Bank, N.A. LOC), 0.310%, 8/2/2012	1,295,000
1,000,000		New York City, NY, (Fiscal 2004 Series A-6) Weekly VRDNs (Mizuho Corporate Bank Ltd. LOC), 0.150%, 8/1/2012	1,000,000
13,000,000		New York State Mortgage Agency, (Series 122) Weekly VRDNs (Bank of America N.A. LIQ), 0.350%, 8/1/2012	13,000,000
6,335,000	[3,4]	New York State Mortgage Agency, ROCs (Series 11701) Weekly VRDNs (Citibank NA, New York LIQ), 0.400%, 8/2/2012	6,335,000
5,595,000	[3,4]	New York State Mortgage Agency, ROCs (Series 11705) Weekly VRDNs (Citibank NA, New York LIQ), 0.400%, 8/2/2012	5,595,000
5,000,000		Northern Adirondack, NY Central School District, 1.50% BANs, 8/5/2012	5,000,358
6,000,000		Oyster Bay, NY, (Series 2012A), 2.50% BANs, 3/8/2013	6,073,461
		TOTAL	46,098,819
		Ohio—1.5%
3,155,000		Butler County, OH, 0.40% BANs, 8/1/2013	3,155,000
4,500,000		Geauga County, OH, Revenue Bonds (Series 2007B) Daily VRDNs (South Franklin Circle)/(Key Bank, N.A. LOC), 0.300%, 8/1/2012	4,500,000
		TOTAL	7,655,000
		Oklahoma—1.7%
8,240,789	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT) Series 2009-5 Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.270%, 8/2/2012	8,240,789
Annual Shareholder Report
5

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Oregon—4.0%
$20,000,000	Oregon State Housing and Community Services Department, (2008 Series C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.200%, 8/2/2012	$20,000,000
	Pennsylvania—0.3%
1,370,000	Chester County, PA IDA, (Series A of 2000) Weekly VRDNs (Devault Packing Co., Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.390%, 8/2/2012	1,370,000
	Rhode Island—2.2%
4,050,000	Rhode Island State Health and Educational Building Corp., (Series 2003) Weekly VRDNs (St. John Baptist De La Salle Institute)/(RBS Citizens Bank N.A. LOC), 0.310%, 8/1/2012	4,050,000
2,935,000	Rhode Island State Health and Educational Building Corp., (Series 2005A: Catholic School Pool Program Issue) Daily VRDNs (RBS Citizens Bank N.A. LOC), 0.170%, 8/1/2012	2,935,000
3,905,000	Rhode Island State Health and Educational Building Corp., (Series 2007) Weekly VRDNs (CVS-Highlander Charter School, Inc.)/(RBS Citizens Bank N.A. LOC), 0.330%, 8/1/2012	3,905,000
	TOTAL	10,890,000
	Tennessee—3.8%
3,565,000	Coffee County, TN Industrial Board, (Series 2008) Weekly VRDNs (Fischer Land Development, LLC)/(Fifth Third Bank, Cincinnati LOC), 0.310%, 8/3/2012	3,565,000
2,500,000	Covington, TN IDB, (Series 1992) Weekly VRDNs (Charms Co.)/(Bank of America N.A. LOC), 0.330%, 8/1/2012	2,500,000
6,615,000	Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 2008) Weekly VRDNs (Mur-Ci Homes, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.270%, 8/3/2012	6,615,000
5,965,000	Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 2009) Weekly VRDNs (Meharry Medical College)/(Fifth Third Bank, Cincinnati LOC), 0.270%, 8/3/2012	5,965,000
	TOTAL	18,645,000
	Texas—7.5%
8,150,000	DeSoto, TX Housing Finance Corp., (Series 2004) Weekly VRDNs (Hickory Manor Senior Apartments)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 8/2/2012	8,150,000
3,545,000	Harris County, TX Education Facilities Finance Corp., (Series 2008E) Daily VRDNs (Young Men's Christian Association of the Greater Houston Area)/(JPMorgan Chase Bank, N.A. LOC), 0.170%, 8/1/2012	3,545,000
3,200,000	Harris County, TX HFDC, (Series B) Daily VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A., JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LIQs), 0.190%, 8/1/2012	3,200,000
2,710,000	North Texas Tollway Authority, (Series 2011A) Weekly VRDNs (Morgan Stanley Bank, N.A. LOC), 0.210%, 8/1/2012	2,710,000
Annual Shareholder Report
6

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Texas—continued
$19,450,000	[3,4]	Texas State, PUTTERs (Series 3964) Daily VRDNs (JPMorgan Chase & Co. LIQ), 0.180%, 8/1/2012	$19,450,000
		TOTAL	37,055,000
		Vermont—2.2%
6,035,000		Vermont HFA, SFH Bonds (Series 22C) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(TD Bank, N.A. LIQ), 0.220%, 8/1/2012	6,035,000
4,745,000		Vermont HFA, SFH Bonds (Series 23) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(TD Bank, N.A. LIQ), 0.220%, 8/1/2012	4,745,000
		TOTAL	10,780,000
		Virginia—1.7%
2,125,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 1.25% CP (Virginia Electric & Power Co.), Mandatory Tender 8/13/2012	2,125,000
6,490,000		Virginia Beach, VA Development Authority, (Series 2007) Weekly VRDNs (Virginia Wesleyan College)/(Bank of America N.A. LOC), 0.280%, 8/2/2012	6,490,000
		TOTAL	8,615,000
		Washington—7.1%
6,125,000		Port Bellingham, WA Industrial Development Corp., (Series 2006) Weekly VRDNs (Hempler Foods Group LLC)/(Bank of Montreal LOC), 0.250%, 8/2/2012	6,125,000
29,240,000		Washington State Housing Finance Commission: MFH, (Series 2007A) Weekly VRDNs (Merrill Gardens at Kirkland LLC)/(Bank of America N.A. LOC), 0.310%, 8/2/2012	29,240,000
		TOTAL	35,365,000
		Wisconsin—4.6%
7,710,000		Janesville, WI, (Series 1992) Weekly VRDNs (Seneca Foods Corp.)/(Royal Bank of Scotland NV LOC), 0.300%, 8/2/2012	7,710,000
5,500,000		Rothschild Village, WI, (Series 2007) Weekly VRDNs (Schuette, Inc.)/(BMO Harris Bank, N.A. LOC), 0.540%, 8/2/2012	5,500,000
5,100,000		Wisconsin Health & Educational Facilities Authority, (Series 2000) Daily VRDNs (Aspirus Wausau Hospital, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.170%, 8/1/2012	5,100,000
4,540,000		Wisconsin State HEFA, (Series 2008) Weekly VRDNs (Wisconsin Lutheran Child & Family Services, Inc.)/(BMO Harris Bank, N.A. LOC), 0.280%, 8/2/2012	4,540,000
		TOTAL	22,850,000
		TOTAL INVESTMENTS—100.4% (AT AMORTIZED COST)[5]	497,886,422
		OTHER ASSETS AND LIABILITIES - NET—(0.4)%[6]	(2,047,042)
		TOTAL NET ASSETS—100%	$495,839,380
Annual Shareholder Report
7

Securities that are subject to the federal alternative minimum tax (AMT) represent 58.3% of the Fund's portfolio as calculated based upon total market value (percentage is unaudited).
1	Current rate and next reset date shown for Variable Rate Demand Notes.
2	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2012, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value (unaudited)
First Tier	Second Tier
97.1%	2.9%
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2012, these restricted securities amounted to $115,325,789, which represented 23.3% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2012, these liquid restricted securities amounted to $115,325,789, which represented 23.3% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2012.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
Annual Shareholder Report
8

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2012, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
COL	—Collateralized
CP	—Commercial Paper
EDC	—Economic Development Corporation
EDRB	—Economic Development Revenue Bond
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDRB	—Industrial Development Revenue Bond
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
MMMs	—Money Market Municipals
PCR	—Pollution Control Revenue
PUTTERs	—Puttable Tax-Exempt Receipts
ROCs	—Reset Option Certificates
SFH	—Single Family Housing
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Financial Highlights
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	0.000[1]	0.011	0.021
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	—	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.011	0.021
Less Distributions:
Distributions from net investment income	—	(0.000)[1]	(0.000)[1]	(0.011)	(0.021)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.011)	(0.021)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.04%	0.00%[3]	0.02%	1.07%	2.09%
Ratios to Average Net Assets:
Net expenses	0.42%	0.52%	0.67%	1.03%[4]	1.00%[4]
Net investment income	0.00%	0.00%	0.02%	0.85%	1.99%
Expense waiver/reimbursement[5]	0.97%	0.82%	0.67%	0.35%	0.44%
Supplemental Data:
Net assets, end of period (000 omitted)	$495,839	$442,970	$890,639	$1,178,029	$628,860
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.03% and 1.00% for the years ended July 31, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Statement of Assets and Liabilities
July 31, 2012
Assets:
Total investment in securities, at amortized cost and fair value		$497,886,422
Cash		702,973
Income receivable		566,226
TOTAL ASSETS		499,155,621
Liabilities:
Payable for investments purchased	$3,155,000
Payable for distribution services fee (Note 5)	28,567
Payable for Directors'/Trustees' fees	2,816
Accrued expenses	129,858
TOTAL LIABILITIES		3,316,241
Net assets for 495,776,835 shares outstanding		$495,839,380
Net Assets Consist of:
Paid-in capital		$495,773,891
Accumulated net realized gain on investments		65,489
TOTAL NET ASSETS		$495,839,380
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$495,839,380 ÷ 495,776,835 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Statement of Operations
Year Ended July 31, 2012
Investment Income:
Interest			$2,029,811
Expenses:
Investment adviser fee (Note 5)		$1,442,322
Administrative fee (Note 5)		375,071
Custodian fees		24,907
Transfer and dividend disbursing agent fees and expenses		485,314
Directors'/Trustees' fees		6,407
Auditing fees		20,274
Legal fees		9,577
Portfolio accounting fees		106,536
Distribution services fee (Note 5)		2,644,258
Shareholder services fee (Note 5)		1,201,935
Share registration costs		328,874
Printing and postage		32,153
Insurance premiums		4,645
Miscellaneous		1,079
TOTAL EXPENSES		6,683,352
Waivers (Note 5):
Waiver of investment adviser fee	$(1,270,381)
Waiver of administrative fee	(9,202)
Waiver of distribution services fee	(2,172,023)
Waiver of shareholder services fee	(1,201,935)
TOTAL WAIVERS		(4,653,541)
Net expenses			2,029,811
Net investment income			—
Net realized gain on investments			67,640
Change in net assets resulting from operations			$67,640
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Statement of Changes in Net Assets
Year Ended July 31	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$—	$—
Net realized gain on investments	67,640	162,824
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	67,640	162,824
Distributions to Shareholders:
Distributions from net investment income	—	(1,475)
Distributions from net realized gain on investments	(158,043)	(8,482)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(158,043)	(9,957)
Share Transactions:
Proceeds from sale of shares	514,729,081	841,052,472
Net asset value of shares issued to shareholders in payment of distributions declared	158,043	9,915
Cost of shares redeemed	(461,927,805)	(1,288,883,862)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	52,959,319	(447,821,475)
Change in net assets	52,868,916	(447,668,608)
Net Assets:
Beginning of period	442,970,464	890,639,072
End of period	$495,839,380	$442,970,464
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Notes to Financial Statements
July 31, 2012
1. Organization
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Municipal Trust (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal. The Fund may be subject to the federal AMT for individuals and corporations and state and local income taxes.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) or an affiliated adviser, and others to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly.
Annual Shareholder Report
14

Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. Shares of Beneficial Interest
The following table summarizes share activity:
Year Ended July 31	2012	2011
Shares sold	514,729,081	841,052,472
Shares issued to shareholders in payment of distributions declared	158,043	9,915
Shares redeemed	(461,927,805)	(1,288,883,862)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	52,959,319	(447,821,475)
Annual Shareholder Report
15

4. Federal Tax Information
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2012 and 2011, was as follows:
	2012	2011
Tax exempt income	$—	$1,475
Ordinary income[1]	$126,122	$—
Long-term capital gains	$31,921	$8,482
1	For tax purposes, short-term capital gain distributions are treated as ordinary income distributions.
As of July 31, 2012, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$63,355
Undistributed long-term capital gains	$2,134
2	For tax purposes, short-term capital gains are treated as ordinary income for distribution purposes.
5. Investment Adviser Fee and Other Transactions with Affiliates
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2012, the Adviser voluntarily waived $1,270,381 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2012, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund. FAS waived $9,202 of its fee.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.55% of average daily net assets, annually, to compensate FSC.
Annual Shareholder Report
16

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2012, FSC waived $2,172,023 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2012, FSC did not retain any fees paid by the Fund.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2012, unaffiliated third-party financial intermediaries waived the entire $1,201,935 of Service Fees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.02% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) October 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $677,895,000 and $914,505,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
6. Line of Credit
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2012, there were no outstanding loans. During the year ended July 31, 2012, the Fund did not utilize the LOC.
Annual Shareholder Report
17

7. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2012, there were no outstanding loans. During the year ended July 31, 2012, the program was not utilized.
8. Subsequent Events
On August 15, 2012, the Trustees approved the elimination of minimum administrative personnel and services fees effective September 1, 2012. Prior to this date, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares.
Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.
9. Federal Tax Information (unaudited)
For the fiscal year ended July 31, 2012, the amount of long-term capital gains designated by the Fund was $31,921.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF Money Market Obligations trust AND SHAREHOLDERS OF federated Municipal trust:
We have audited the accompanying statement of assets and liabilities of Federated Municipal Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2012, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Municipal Trust, a portfolio of Money Market Obligations Trust, at July 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 24, 2012
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2012 to July 31, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2012	Ending Account Value 7/31/2012	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.00	$2.04
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.82	$2.06
1	Expenses are equal to the Fund's annualized net expense ratio of 0.41%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current Fee Limit of 1.02% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.07 and $5.12, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Trust comprised 36 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since December 2004. Ms. Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004 and Chief Investment Officer of Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Michael W. Sirianni Jr. Birth Date: April 29, 1965 Vice President Began serving: June 2012	Principal Occupations: Michael W. Sirianni Jr. has been the Fund's Portfolio Manager since December 2004. He is Vice President of the Trust with respect to the Fund. Mr. Sirianni joined Federated in 1988 and has been a Senior Portfolio Manager since September 2007 and Vice President of the Fund's Adviser since January 1999. Mr. Sirianni received his B.A. from Pennsylvania State University and M.B.A. from the University of Pittsburgh.
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Evaluation and Approval of Advisory Contract–May 2012
Federated Municipal Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be
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competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a
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finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Municipal Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919106
Q450510 (9/12)
Federated is a registered trademark of Federated Investors, Inc.
2012 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2012
Share Class	Ticker
Institutional	GOIXX
Service*	GOSXX
Capital**	GOCXX
Trust	GORXX
*formerly, Institutional Service Shares
**formerly, Institutional Capital Shares
Federated Government Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2012, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	61.5%
U.S. Government Agency Securities	38.5%
U.S. Treasury Securities	0.8%
Other Assets and Liabilities—Net[2]	(0.8)%
TOTAL	100.0%
At July 31, 2012, the Fund's effective maturity3schedule was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	51.6%
8-30 Days	20.2%
31-90 Days	14.2%
91-180 Days	5.4%
181 Days or more	9.4%
Other Assets and Liabilities—Net[2]	(0.8)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
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Portfolio of Investments
July 31, 2012
Principal Amount			Value
		GOVERNMENT AGENCIES—38.5%
$762,260,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.227%—0.387%, 8/1/2012 - 8/23/2012	$762,244,042
26,000,000	[2]	Federal Home Loan Bank System Discount Notes, 0.180%, 2/12/2013	25,974,650
841,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.177%—0.378%, 8/1/2012 - 9/20/2012	840,847,284
3,736,815,000		Federal Home Loan Bank System Notes, 0.125%—4.625%, 8/13/2012 - 8/13/2013	3,737,754,234
195,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.100%—0.163%, 9/18/2012 - 10/2/2012	194,961,083
1,600,250,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.185%—0.215%, 8/2/2012 - 8/17/2012	1,599,927,039
672,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.196%, 8/3/2012 - 8/6/2012	671,785,873
465,483,000		Federal Home Loan Mortgage Corp. Notes, 0.625%—5.500%, 8/20/2012 - 4/15/2013	467,334,979
352,250,000	[2]	Federal National Mortgage Association Discount Notes, 0.100%, 10/1/2012 - 10/15/2012	352,186,110
1,354,005,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.206%—0.380%, 8/1/2012 - 8/20/2012	1,353,695,840
1,314,664,000		Federal National Mortgage Association Notes, 0.375%—4.375%, 8/10/2012 - 5/7/2013	1,321,188,505
435,591,100	[1]	Housing and Urban Development Floating Rate Notes, 0.661%, 8/1/2012	435,591,100
		TOTAL GOVERNMENT AGENCIES	11,763,490,739
		U.S. Treasury—0.8%
61,000,000		United States Treasury Notes, 0.750%, 3/31/2013	61,213,074
187,000,000		United States Treasury Notes, 1.375%, 9/15/2012	187,278,960
		TOTAL U.S. TREASURY	248,492,034
		Repurchase Agreements—61.5%
581,000,000	[3]	Interest in $805,000,000 joint repurchase agreement 0.19%, dated 7/19/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $805,131,707 on 8/20/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2042 and the market value of those underlying securities was $821,150,003.	581,000,000
Annual Shareholder Report
2

Principal Amount			Value
		Repurchase Agreements—continued
$331,000,000	[3]	Interest in $555,000,000 joint repurchase agreement 0.19%, dated 7/20/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $555,090,804 on 8/20/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2042 and the market value of those underlying securities was $568,295,584.	$331,000,000
332,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.20%, dated 7/18/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $500,083,333 on 8/17/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2042 and the market value of those underlying securities was $510,039,667.	332,000,000
474,000,000	[3]	Interest in $776,000,000 joint repurchase agreement 0.21%, dated 7/16/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $776,135,800 on 8/15/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2046 and the market value of those underlying securities was $792,805,438.	474,000,000
472,727,000		Interest in $4,080,000,000 joint repurchase agreement 0.19%, dated 7/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,080,021,533 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,186,963,804.	472,727,000
200,000,000		Interest in $400,000,000 joint repurchase agreement 0.19%, dated 7/31/2012 under which Bank of Montreal will repurchase securities provided as collateral for $400,002,111 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 6/20/2042 and the market value of those underlying securities was $408,268,034.	200,000,000
500,000,000		Repurchase agreement 0.15%, dated 7/27/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $500,014,583 on 8/3/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/15/2022 and the market value of those underlying securities was $510,010,889.	500,000,000
1,885,000,000		Interest in $5,100,000,000 joint repurchase agreement 0.17%, dated 7/31/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $5,100,024,083 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 3/31/2019 and the market value of those underlying securities was $5,202,024,613.	1,885,000,000
Annual Shareholder Report
3

Principal Amount			Value
		Repurchase Agreements—continued
$342,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.18%, dated 5/4/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,450,000 on 8/2/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2042 and the market value of those underlying securities was $1,025,055,791.	$342,000,000
206,000,000	[3]	Interest in $311,000,000 joint repurchase agreement 0.22%, dated 6/26/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $311,171,050 on 9/24/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2042 and the market value of those underlying securities was $317,455,557.	206,000,000
668,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.22%, dated 6/4/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,562,222 on 9/4/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $1,026,905,509.	668,000,000
303,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.23%, dated 6/19/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $500,287,500 on 9/17/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2042 and the market value of those underlying securities was $510,801,403.	303,000,000
441,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.23%, dated 6/20/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $500,287,500 on 9/18/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 6/20/2042 and the market value of those underlying securities was $511,127,019.	441,000,000
387,000,000	[3]	Interest in $585,000,000 joint repurchase agreement 0.23%, dated 7/25/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $585,336,375 on 10/24/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 5/25/2042 and the market value of those underlying securities was $600,784,419.	387,000,000
500,000,000		Repurchase agreement 0.18%, dated 7/26/2012 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,017,500 on 8/2/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2042 and the market value of those underlying securities was $515,009,281.	500,000,000
Annual Shareholder Report
4

Principal Amount			Value
		Repurchase Agreements—continued
$500,000,000		Repurchase agreement 0.19%, dated 7/25/2012 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,018,472 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2042 and the market value of those underlying securities was $512,937,054.	$500,000,000
1,000,000,000		Repurchase agreement 0.20%, dated 7/25/2012 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,000,038,889 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2042 and the market value of those underlying securities was $1,026,015,548.	1,000,000,000
1,588,055,000		Interest in $4,000,000,000 joint repurchase agreement 0.17%, dated 7/31/2012 under which Credit Agricole CIB, New York will repurchase securities provided as collateral for $4,000,018,889 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2039 and the market value of those underlying securities was $4,080,019,267.	1,588,055,000
850,000,000		Interest in $1,950,000,000 joint repurchase agreement 0.16%, dated 7/31/2012 under which Credit Suisse Securities (USA), LLC will repurchase securities provided as collateral for $1,950,008,667 on 8/1/2012. The securities provided as collateral at the end of the period held with The JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2041 and the market value of those underlying securities was $1,989,001,700.	850,000,000
671,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.16%, dated 6/8/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,400,000 on 9/6/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2041 and the market value of those underlying securities was $1,020,244,863.	671,000,000
500,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.16%, dated 7/31/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,500,046,667 on 8/7/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2039 and the market value of those underlying securities was $1,530,006,923.	500,000,000
1,115,000,000	[3]	Interest in $1,647,000,000 joint repurchase agreement 0.21%, dated 5/14/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,647,874,283 on 8/13/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/16/2050 and the market value of those underlying securities was $1,690,302,917.	1,115,000,000
Annual Shareholder Report
5

Principal Amount			Value
		Repurchase Agreements—continued
$1,000,000,000		Repurchase agreement 0.18%, dated 7/26/2012 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,000,035,000 on 8/2/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 6/25/2041 and the market value of those underlying securities was $1,030,030,901.	$1,000,000,000
668,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.18%, dated 7/27/2012 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,500,052,500 on 8/3/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/25/2045 and the market value of those underlying securities was $1,545,038,625.	668,000,000
653,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.19%, dated 7/31/2012 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,000,036,944 on 8/7/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 6/15/2041 and the market value of those underlying securities was $1,030,005,437.	653,000,000
250,000,000		Repurchase agreement 0.19%, dated 7/31/2012 under which HSBC Securities, Inc. will repurchase securities provided as collateral for $250,001,319 on 8/1/2012. The securities provided as collateral at the end of the period held with The JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 3/20/2042 and the market value of those underlying securities was $257,500,223.	250,000,000
500,000,000		Interest in $750,000,000 joint repurchase agreement 0.19%, dated 7/31/2012 under which ING Financial Markets LLC will repurchase securities provided as collateral for $750,003,958 on 8/1/2012. The securities provided as collateral at the end of the period held with The JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $766,258,577.	500,000,000
534,000,000	[3]	Interest in $800,000,000 joint repurchase agreement 0.27%, dated 7/24/2012 under which ING Financial Markets LLC will repurchase securities provided as collateral for $800,540,000 on 10/22/2012. The securities provided as collateral at the end of the period held with The JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2042 and the market value of those underlying securities was $816,152,846.	534,000,000
1,000,000,000		Interest in $1,250,000,000 joint repurchase agreement 0.19%, dated 7/31/2012 under which Natixis Financial Products, Inc. will repurchase securities provided as collateral for $1,250,006,597 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 5/25/2042 and the market value of those underlying securities was $1,282,923,308.	1,000,000,000
Annual Shareholder Report
6

Principal Amount			Value
		Repurchase Agreements—continued
$334,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.16%, dated 7/30/2012 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $500,066,667 on 8/29/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2042 and the market value of those underlying securities was $510,004,559.	$334,000,000
		TOTAL REPURCHASE AGREEMENTS	18,785,782,000
		TOTAL INVESTMENTS—100.8% (AT AMORTIZED COST)[4]	30,797,764,773
		OTHER ASSETS AND LIABILITIES - NET—(0.8)%[5]	(253,650,638)
		TOTAL NET ASSETS—100%	$30,544,114,135
1	Floating rate notes with current rate and next reset date shown.
2	Discount rate at time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2012.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.001	0.009	0.036
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.001	0.009	0.036
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.001)	(0.009)	(0.036)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.001)	(0.009)	(0.036)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.03%	0.07%	0.95%	3.64%
Ratios to Average Net Assets:
Net expenses	0.16%	0.18%	0.21%	0.23%	0.20%
Net investment income	0.01%	0.03%	0.06%	0.74%	3.33%
Expense waiver/reimbursement[3]	0.12%	0.10%	0.08%	0.08%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$22,433,579	$22,402,775	$24,719,818	$45,592,513	$20,425,207
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.007	0.033
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.007	0.033
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.007)	(0.033)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.007)	(0.033)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.02%	0.71%	3.38%
Ratios to Average Net Assets:
Net expenses	0.16%	0.20%	0.26%	0.47%	0.45%
Net investment income	0.01%	0.01%	0.01%	0.66%	3.07%
Expense waiver/reimbursement[3]	0.37%	0.33%	0.28%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,370,823	$5,628,043	$5,870,000	$7,913,479	$8,770,060
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.008	0.035
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.008	0.035
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.008)	(0.035)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.008)	(0.035)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.02%	0.85%	3.54%
Ratios to Average Net Assets:
Net expenses	0.16%	0.20%	0.26%	0.33%	0.30%
Net investment income	0.01%	0.01%	0.01%	0.73%	3.45%
Expense waiver/reimbursement[3]	0.22%	0.18%	0.13%	0.08%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,148,641	$1,259,845	$1,655,591	$2,196,774	$1,128,743
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.005	0.031
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.005	0.031
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.005)	(0.031)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.005)	(0.031)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.02%	0.54%	3.12%
Ratios to Average Net Assets:
Net expenses	0.16%	0.19%	0.26%	0.64%	0.70%
Net investment income	0.01%	0.01%	0.01%	0.50%	2.76%
Expense waiver/reimbursement[3]	0.62%	0.59%	0.53%	0.17%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$591,070	$846,039	$621,400	$448,872	$459,837
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Statement of Assets and Liabilities
July 31, 2012
Assets:
Investment in repurchase agreements	$18,785,782,000
Investment in securities	12,011,982,773
Total investments in securities, at amortized cost and fair value		$30,797,764,773
Income receivable		13,671,185
Receivable for shares sold		1,289,228
TOTAL ASSETS		30,812,725,186
Liabilities:
Payable for investments purchased	262,397,319
Payable for shares redeemed	5,274,193
Bank overdraft	68,330
Income distribution payable	198,811
Payable for investment adviser fee (Note 5)	92,679
Payable for Directors'/Trustees' fees	8,441
Payable for distribution services fee (Note 5)	1,006
Payable for shareholder services fee (Note 5)	152,095
Accrued expenses	418,177
TOTAL LIABILITIES		268,611,051
Net assets for 30,544,118,379 shares outstanding		$30,544,114,135
Net Assets Consist of:
Paid-in capital		$30,544,129,574
Accumulated net realized gain on investments		27,773
Distributions in excess of net investment income		(43,212)
TOTAL NET ASSETS		$30,544,114,135
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$22,433,579,364 ÷ 22,433,579,630 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$6,370,823,133 ÷ 6,370,826,333 shares outstanding, no par value, unlimited shares authorized		$1.00
Capital Shares:
$1,148,641,376 ÷ 1,148,641,864 shares outstanding, no par value, unlimited shares authorized		$1.00
Trust Shares:
$591,070,262 ÷ 591,070,552 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Statement of Operations
Year Ended July 31, 2012
Investment Income:
Interest			$59,646,655
Expenses:
Investment adviser fee (Note 5)		$69,110,627
Administrative fee (Note 5)		26,959,071
Custodian fees		1,101,762
Transfer and dividend disbursing agent fees and expenses		254,748
Directors'/Trustees' fees		241,293
Auditing fees		21,000
Legal fees		3,811
Portfolio accounting fees		200,408
Distribution services fee (Note 5)		1,729,975
Shareholder services fee (Note 5)		10,209,560
Account administration fee (Note 2)		9,065,693
Share registration costs		183,216
Printing and postage		78,381
Insurance premiums		65,500
Miscellaneous		146,499
TOTAL EXPENSES		119,371,544
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(41,649,837)
Waiver of administrative fee (Note 5)	(662,477)
Waiver of distribution services fee (Note 5)	(1,727,896)
Waiver of shareholder services fee (Note 5	(10,209,560)
Waiver of account administration fee (Note 2)	(7,087,974)
Reimbursement of account administration fee (Note 2)	(1,942,412)
TOTAL WAIVERS AND REIMBURSEMENT		(63,280,156)
Net expenses			56,091,388
Net investment income			3,555,267
Net realized gain on investments			27,774
Change in net assets resulting from operations			$3,583,041
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended July 31	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,555,267	$7,140,215
Net realized gain on investments	27,774	117,010
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,583,041	7,257,225
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,716,471)	(6,315,517)
Service Shares	(653,561)	(615,899)
Capital Shares	(120,829)	(148,075)
Trust Shares	(69,090)	(82,543)
Distributions from net realized gain on investments
Institutional Shares	(71,553)	(371,801)
Service Shares	(16,716)	(89,559)
Capital Shares	(3,120)	(24,479)
Trust Shares	(2,131)	(11,598)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,653,471)	(7,659,471)
Share Transactions:
Proceeds from sale of shares	170,422,719,303	211,617,635,515
Net asset value of shares issued to shareholders in payment of distributions declared	1,418,980	2,865,499
Cost of shares redeemed	(170,016,655,898)	(214,350,205,265)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	407,482,385	(2,729,704,251)
Change in net assets	407,411,955	(2,730,106,497)
Net Assets:
Beginning of period	30,136,702,180	32,866,808,677
End of period (including distributions in excess of net investment income of $(43,212) and $(38,528), respectively)	$30,544,114,135	$30,136,702,180
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
July 31, 2012
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Government Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Service Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) or an affiliated adviser, and others to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase
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agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares, Capital Shares and Trust Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the year ended July 31, 2012, account administration fees for the Fund were as follows:
	Account Administration Fees Incurred	Account Administration Fees Waived	Account Administration Fees Reimbursed
Service Shares	$7,601,390	$(5,660,325)	$(1,911,525)
Capital Shares	86,551	(49,897)	(30,886)
Trust Shares	1,377,752	(1,377,752)	—
TOTAL	$9,065,693	$(7,087,974)	$(1,942,412)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective interest rate method.
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2012		2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	143,329,572,551	$143,329,572,551	181,517,716,265	$181,517,716,265
Shares issued to shareholders in payment of distributions declared	1,113,940	1,113,940	2,504,226	2,504,226
Shares redeemed	(143,300,165,882)	(143,300,165,882)	(183,836,974,116)	(183,836,974,116)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	30,520,609	$30,520,609	(2,316,753,625)	$(2,316,753,625)
Year Ended July 31	2012		2011
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	21,945,887,469	$21,945,887,469	24,052,904,072	$24,052,904,072
Shares issued to shareholders in payment of distributions declared	211,765	211,765	237,575	237,575
Shares redeemed	(21,203,081,474)	(21,203,081,474)	(24,295,016,789)	(24,295,016,789)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	743,017,760	$743,017,760	(241,875,142)	$(241,875,142)
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Year Ended July 31	2012		2011
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,755,553,026	$2,755,553,026	3,882,575,481	$3,882,575,481
Shares issued to shareholders in payment of distributions declared	79,646	79,646	105,450	105,450
Shares redeemed	(2,866,961,073)	(2,866,961,073)	(4,278,405,712)	(4,278,405,712)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(111,328,401)	$(111,328,401)	(395,724,781)	$(395,724,781)
Year Ended July 31	2012		2011
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	2,391,706,257	$2,391,706,257	2,164,439,697	$2,164,439,697
Shares issued to shareholders in payment of distributions declared	13,629	13,629	18,248	18,248
Shares redeemed	(2,646,447,469)	(2,646,447,469)	(1,939,808,648)	(1,939,808,648)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(254,727,583)	$(254,727,583)	224,649,297	$224,649,297
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	407,482,385	$407,482,385	(2,729,704,251)	$(2,729,704,251)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2012 and 2011, was as follows:
	2012	2011
Ordinary income[1]	$3,653,471	$7,659,471
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2012, the components of distributable earnings on a tax basis were as follows:
Distributions in excess of ordinary income[2]	$(15,439)
2	For tax purposes, short-term capital gains are treated as ordinary income for distribution purposes.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2012, the Adviser voluntarily waived $41,649,837 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $662,477 of its fee.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund's Trust Shares may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2012, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Trust Shares	$1,729,975	$(1,727,896)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2012, FSC did not retain any fees paid by the Fund.
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Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares, Capital Shares and Trust Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2012, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Waived by Unaffiliated Third Parties
Service Shares	$8,736,035	$(8,736,035)
Capital Shares	1,121,302	(1,121,302)
Trust Shares	352,223	(352,223)
TOTAL	$ 10,209,560	$(10,209,560)
For the year ended July 31, 2012, the Fund's Institutional Shares did not incur Services Fees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Service Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2012, there were no outstanding loans. During the year ended July 31, 2012, the Fund did not utilize the LOC.
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7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2012, there were no outstanding loans. During the year ended July 31, 2012, the program was not utilized.
8. subsequent events
On August 15, 2012, the Trustees approved the elimination of minimum administrative personnel and services fees effective September 1, 2012. Prior to this date, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares.
In accordance with a plan of reorganization approved by the Trustees, the transfer of assets from the Fifth Third Institutional Government Money Market Fund, a portfolio of Fifth Third Funds, into the Fund occurred after the close of business on September 7, 2012.
Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2012, 100% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED GOVERNMENT OBLIGATIONS FUND:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Government Obligations Fund (the “Fund”), a portfolio of Money Market Obligations Trust, as of July 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Government Obligations Fund as of July 31, 2012, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 24, 2012
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2012 to July 31, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2012	Ending Account Value 7/31/2012	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.10	$0.94[2]
Service Shares	$1,000	$1,000.00	$0.94[3]
Capital Shares	$1,000	$1,000.00	$0.94[4]
Trust Shares	$1,000	$1,000.00	$0.94[5]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.92	$0.96[2]
Service Shares	$1,000	$1,023.92	$0.96[3]
Capital Shares	$1,000	$1,023.92	$0.96[4]
Trust Shares	$1,000	$1,023.92	$0.96[5]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.19%
Service Shares	0.19%
Capital Shares	0.19%
Trust Shares	0.19%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.99 and $1.01 respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.24 and $2.26 respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Capital Shares current Fee Limit of 0.30% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.49 and $1.51 respectively.
5	Actual and Hypothetical expenses paid during the period utilizing the Fund's Trust Shares current Fee Limit of 0.70% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.48 and $3.52, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Trust comprised 36 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
Annual Shareholder Report
27

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since January 1994. Ms. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill has been the Fund's Portfolio Manager since January 1994. She is Vice President of the Trust with respect to the Fund. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.
Annual Shareholder Report
28

Evaluation and Approval of Advisory Contract–May 2012
FEDERATED GOVERNMENT OBLIGATIONS FUND (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Annual Shareholder Report
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
For the one-year period covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be
Annual Shareholder Report
31

competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
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The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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33

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
Annual Shareholder Report
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Government Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N104
CUSIP 60934N807
CUSIP 608919809
CUSIP 60934N153
Q450513 (9/12)
Federated is a registered trademark of Federated Investors, Inc.
2012 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2012
Share Class	Ticker
Institutional	GOTXX

Federated Government Obligations Tax-Managed Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2012, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	84.1%
U.S. Treasury Securities	14.6%
Other Assets and Liabilities—Net[2]	1.3%
TOTAL	100.0%
At July 31, 2012, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	24.4%
8-30 Days	30.8%
31-90 Days	30.0%
91-180 Days	13.5%
Other Assets and Liabilities—Net[2]	1.3%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2012
Principal Amount			Value
		GOVERNMENT AGENCIES—84.1%
$322,500,000	[1]	Federal Farm Credit System Discount Notes, 0.100% - 0.160%, 8/7/2012 - 12/28/2012	$322,473,913
1,018,285,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.165% - 0.302%, 8/1/2012 - 8/28/2012	1,018,242,015
103,296,000		Federal Farm Credit System Note, 4.500%, 10/17/2012	104,236,363
2,553,875,000	[1]	Federal Home Loan Bank System Discount Notes, 0.040% - 0.142%, 8/1/2012 - 10/12/2012	2,553,615,135
333,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.180% - 0.190%, 8/1/2012	332,992,068
1,135,260,000		Federal Home Loan Bank System Notes, 0.150% - 4.500%, 8/22/2012 - 11/28/2012	1,136,249,078
230,000,000	[1]	Tennessee Valley Authority Discount Notes, 0.080% - 0.119%, 8/9/2012 - 9/13/2012	229,973,526
		TOTAL GOVERNMENT AGENCIES	5,697,782,098
		U.S. TREASURY—14.6%
200,000,000	[1]	United States Treasury Bill, 0.120%, 10/18/2012	199,948,000
95,000,000	[1]	United States Treasury Bill, 0.150%, 11/1/2012	94,963,583
185,000,000		United States Treasury Note, 0.375%, 10/31/2012	185,120,084
338,000,000		United States Treasury Note, 0.375%, 8/31/2012	338,067,567
70,000,000		United States Treasury Note, 0.375%, 9/30/2012	70,031,430
100,000,000		United States Treasury Note, 4.375%, 8/15/2012	100,164,296
		TOTAL U.S. TREASURY	988,294,960
		TOTAL INVESTMENTS—98.7% (AT AMORTIZED COST)[3]	6,686,077,058
		OTHER ASSETS AND LIABILITIES - NET—1.3%[4]	85,322,614
		TOTAL NET ASSETS—100%	$6,771,399,672
1	Discount rate at the time of purchase.
2	Floating rate note with current rate and next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2012.
Annual Shareholder Report
2

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
3

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.001	0.011	0.036
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.001	0.011	0.036
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.001)	(0.011)	(0.036)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.001)	(0.011)	(0.036)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.05%	1.09%	3.70%
Ratios to Average Net Assets:
Net expenses	0.10%[3]	0.17%[3]	0.20%	0.23%	0.20%[3]
Net investment income	0.01%	0.01%	0.06%	0.96%	3.38%
Expense waiver/reimbursement[4]	0.19%	0.12%	0.09%	0.08%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,442,693	$4,621,767	$5,440,448	$13,569,616	$7,643,447
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.10%, 0.17% and 0.20% for the years ended July 31, 2012, 2011 and 2008, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
4

Statement of Assets and Liabilities
July 31, 2012
Assets:
Total investment in securities, at amortized cost and fair value		$6,686,077,058
Cash		78,884,173
Income receivable		7,303,572
Receivable for shares sold		606
TOTAL ASSETS		6,772,265,409
Liabilities:
Payable for shares redeemed	$643,405
Income distribution payable	28,393
Payable for custodian fees	66,134
Payable for portfolio accounting fees	58,333
Payable for share registration costs	27,422
Payable for shareholder services fee (Note 5)	11,627
Payable to adviser (Note 5)	7,668
Payable for Directors'/Trustees' fees	5,758
Accrued expenses	16,997
TOTAL LIABILITIES		865,737
Net assets for 6,771,370,738 shares outstanding		$6,771,399,672
Net Assets Consist of:
Paid-in capital		$6,771,380,118
Accumulated net realized gain on investments		19,616
Distributions in excess of net investment income		(62)
TOTAL NET ASSETS		$6,771,399,672
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$4,442,693,255 ÷ 4,442,662,697 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$2,328,706,417 ÷ 2,328,708,041 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
5

Statement of Operations
Year Ended July 31, 2012
Investment Income:
Interest			$7,592,194
Expenses:
Investment adviser fee (Note 5)		$13,419,385
Administrative fee (Note 5)		5,234,805
Custodian fees		220,165
Transfer and dividend disbursing agent fees and expenses		96,483
Directors'/Trustees' fees		52,193
Auditing fees		19,501
Legal fees		7,010
Portfolio accounting fees		175,000
Shareholder services fee (Note 5)		2,435,879
Account administration fee (Note 2)		2,898,747
Share registration costs		83,042
Printing and postage		28,917
Insurance premiums		16,243
Miscellaneous		29,796
TOTAL EXPENSES		24,717,166
Waivers, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 5)	$(12,287,281)
Waiver of administrative fee (Note 5)	(128,729)
Waiver of shareholder services fee (Note 5)	(2,435,879)
Waiver of account administration fee (Note 2)	(2,898,747)
Reimbursement of other operating expenses (Note 5)	(44,159)
Reduction of custodian fees (Note 6)	(1,164)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(17,795,959)
Net expenses			6,921,207
Net investment income			670,987
Net realized gain on investments			34,647
Change in net assets resulting from operations			$705,634
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Statement of Changes in Net Assets
Year Ended July 31	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$670,987	$772,545
Net realized gain on investments	34,647	61,899
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	705,634	834,444
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(446,345)	(533,883)
Service Shares	(224,704)	(180,348)
Distributions from net realized gain on investments
Institutional Shares	(42,533)	(58,075)
Service Shares	(17,866)	(20,712)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(731,448)	(793,018)
Share Transactions:
Proceeds from sale of shares	26,544,761,250	26,943,994,346
Net asset value of shares issued to shareholders in payment of distributions declared	354,490	397,006
Cost of shares redeemed	(26,622,818,900)	(27,395,348,381)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(77,703,160)	(450,957,029)
Change in net assets	(77,728,974)	(450,915,603)
Net Assets:
Beginning of period	6,849,128,646	7,300,044,249
End of period (including undistributed (distributions in excess of) net investment income of $(62) and $0, respectively)	$6,771,399,672	$6,849,128,646
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Notes to Financial Statements
July 31, 2012
1. Organization
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Government Obligations Tax-Managed Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The financial highlights of the Service Shares are presented separately. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) or an affiliated adviser, and others to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear account administration fees and shareholder services fees unique to those classes.
For the year ended July 31, 2012, account administration fees for the Fund were as follows:
	Account Administration Fees Incurred	Account Administration Fees Waived
Service Shares	$2,898,747	$(2,898,747)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
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3. Shares of Beneficial Interest
The following tables summarize share activity:
Year Ended July 31	2012		2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	17,454,645,472	$17,454,645,472	20,047,639,518	$20,047,639,521
Shares issued to shareholders in payment of distributions declared	243,512	243,512	358,474	358,474
Shares redeemed	(17,634,128,120)	(17,634,128,120)	(20,866,701,928)	(20,866,701,928)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(179,239,136)	$(179,239,136)	(818,703,936)	$(818,703,933)
Year Ended July 31	2012		2011
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	9,090,115,778	$9,090,115,778	6,896,354,825	$6,896,354,825
Shares issued to shareholders in payment of distributions declared	110,978	110,978	38,532	38,532
Shares redeemed	(8,988,690,780)	(8,988,690,780)	(6,528,646,453)	(6,528,646,453)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	101,535,976	$101,535,976	367,746,904	$367,746,904
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(77,703,160)	$(77,703,160)	(450,957,032)	$(450,957,029)
4. Federal Tax Information
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2012 and 2011, was as follows:
	2012	2011
Ordinary income[1]	$731,448	$793,018
1	For tax purposes, short-term capital gain distributions are treated as ordinary income distributions.
As of July 31, 2012, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$19,554
2	For tax purposes, short-term capital gains are treated as ordinary income for distribution purposes.
5. Investment Adviser Fee and Other Transactions with Affiliates
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2012, the Adviser voluntarily waived $12,287,281 of its fee and voluntarily reimbursed $44,159 of other operating expenses.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2012, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund. FAS waived $128,729 of its fee.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2012, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Waived by Unaffiliated Third Parties
Service Shares	$2,435,879	$(2,435,879)
For the year ended July 31, 2012, the Fund's Institutional Shares did not incur Service Fees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.20% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Interfund Transactions
During the year ended July 31, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,725,008,873 and $438,017,092, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
6. Expense Reduction
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended July 31, 2012, the Fund's expenses were reduced by $1,164 under these arrangements.
7. Line of Credit
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2012, there were no outstanding loans. During the year ended July 31, 2012, the Fund did not utilize the LOC.
8. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2012, there were no outstanding loans. During the year ended July 31, 2012, the program was not utilized.
9. Subsequent Events
On August 15, 2012, the Trustees approved the elimination of minimum administrative personnel and services fees effective September 1, 2012. Prior to this date, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares.
Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.
10. Federal Tax Information (unaudited)
For the fiscal year ended July 31, 2012, 100.0% of the dividends paid by the Fund are interest-related dividends as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF the MONEY MARKET OBLIGATIONS TRUST AND THE institutional class SHAREHOLDERS OF FEDERATED GOVERNMENT OBLIGATIONS TAX-MANAGED FUND:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Government Obligations Tax-Managed Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2012, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Government Obligations Tax-Managed Fund as of July 31, 2012, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 24, 2012
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2012 to July 31, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2012	Ending Account Value 7/31/2012	Expenses Paid During Period[1]
Actual	$1,000	$1,000.00	$0.60[2]
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.27	$0.60[2]
1	Expenses are equal to the Fund's annualized net expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.99 and $1.01, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Trust comprised 36 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill has been the Fund's Portfolio Manager since 1995. She is Vice President of the Trust with respect to the Fund. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.
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Evaluation and Approval of Advisory Contract–May 2012
FEDERATED GOVERNMENT OBLIGATIONS TAX-MANAGED FUND (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
For the one-year period covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be
Annual Shareholder Report
22

competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
Annual Shareholder Report
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The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
Annual Shareholder Report
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Government Obligations Tax-Managed Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N856
33517 (9/12)
Federated is a registered trademark of Federated Investors, Inc.
2012 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2012
Share Class	Ticker
Institutional	GOTXX
Service*	GTSXX
*formerly, Institutional Service Shares
Federated Government Obligations Tax-Managed Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2012, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	84.1%
U.S. Treasury Securities	14.6%
Other Assets and Liabilities—Net[2]	1.3%
TOTAL	100.0%
At July 31, 2012, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	24.4%
8-30 Days	30.8%
31-90 Days	30.0%
91-180 Days	13.5%
Other Assets and Liabilities—Net[2]	1.3%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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1

Portfolio of Investments
July 31, 2012
Principal Amount			Value
		GOVERNMENT AGENCIES—84.1%
$322,500,000	[1]	Federal Farm Credit System Discount Notes, 0.100% - 0.160%, 8/7/2012 - 12/28/2012	$322,473,913
1,018,285,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.165% - 0.302%, 8/1/2012 - 8/28/2012	1,018,242,015
103,296,000		Federal Farm Credit System Note, 4.500%, 10/17/2012	104,236,363
2,553,875,000	[1]	Federal Home Loan Bank System Discount Notes, 0.040% - 0.142%, 8/1/2012 - 10/12/2012	2,553,615,135
333,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.180% - 0.190%, 8/1/2012	332,992,068
1,135,260,000		Federal Home Loan Bank System Notes, 0.150% - 4.500%, 8/22/2012 - 11/28/2012	1,136,249,078
230,000,000	[1]	Tennessee Valley Authority Discount Notes, 0.080% - 0.119%, 8/9/2012 - 9/13/2012	229,973,526
		TOTAL GOVERNMENT AGENCIES	5,697,782,098
		U.S. TREASURY—14.6%
200,000,000	[1]	United States Treasury Bill, 0.120%, 10/18/2012	199,948,000
95,000,000	[1]	United States Treasury Bill, 0.150%, 11/1/2012	94,963,583
185,000,000		United States Treasury Note, 0.375%, 10/31/2012	185,120,084
338,000,000		United States Treasury Note, 0.375%, 8/31/2012	338,067,567
70,000,000		United States Treasury Note, 0.375%, 9/30/2012	70,031,430
100,000,000		United States Treasury Note, 4.375%, 8/15/2012	100,164,296
		TOTAL U.S. TREASURY	988,294,960
		TOTAL INVESTMENTS—98.7% (AT AMORTIZED COST)[3]	6,686,077,058
		OTHER ASSETS AND LIABILITIES - NET—1.3%[4]	85,322,614
		TOTAL NET ASSETS—100%	$6,771,399,672
1	Discount rate at the time of purchase.
2	Floating rate note with current rate and next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2012.
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2

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
3

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.001	0.011	0.036
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.001	0.011	0.036
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.001)	(0.011)	(0.036)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.001)	(0.011)	(0.036)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.05%	1.09%	3.70%
Ratios to Average Net Assets:
Net expenses	0.10%[3]	0.17%[3]	0.20%	0.23%	0.20%[3]
Net investment income	0.01%	0.01%	0.06%	0.96%	3.38%
Expense waiver/reimbursement[4]	0.19%	0.12%	0.09%	0.08%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,442,693	$4,621,767	$5,440,448	$13,569,616	$7,643,447
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.10%, 0.17% and 0.20% for the years ended July 31, 2012, 2011 and 2008, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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4

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.008	0.034
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.008	0.034
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.008)	(0.034)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.008)	(0.034)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.84%	3.44%
Ratios to Average Net Assets:
Net expenses	0.10%[3]	0.17%[3]	0.25%	0.48%	0.45%[3]
Net investment income	0.01%	0.01%	0.01%	0.71%	3.13%
Expense waiver/reimbursement[4]	0.43%	0.36%	0.29%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,328,706	$2,227,361	$1,859,596	$2,941,394	$3,020,861
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.10%, 0.17% and 0.45% for the years ended July 31, 2012, 2011 and 2008, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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5

Statement of Assets and Liabilities
July 31, 2012
Assets:
Total investment in securities, at amortized cost and fair value		$6,686,077,058
Cash		78,884,173
Income receivable		7,303,572
Receivable for shares sold		606
TOTAL ASSETS		6,772,265,409
Liabilities:
Payable for shares redeemed	$643,405
Income distribution payable	28,393
Payable for custodian fees	66,134
Payable for portfolio accounting fees	58,333
Payable for share registration costs	27,422
Payable for shareholder services fee (Note 5)	11,627
Payable to adviser (Note 5)	7,668
Payable for Directors'/Trustees' fees	5,758
Accrued expenses	16,997
TOTAL LIABILITIES		865,737
Net assets for 6,771,370,738 shares outstanding		$6,771,399,672
Net Assets Consist of:
Paid-in capital		$6,771,380,118
Accumulated net realized gain on investments		19,616
Distributions in excess of net investment income		(62)
TOTAL NET ASSETS		$6,771,399,672
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$4,442,693,255 ÷ 4,442,662,697 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$2,328,706,417 ÷ 2,328,708,041 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Statement of Operations
Year Ended July 31, 2012
Investment Income:
Interest			$7,592,194
Expenses:
Investment adviser fee (Note 5)		$13,419,385
Administrative fee (Note 5)		5,234,805
Custodian fees		220,165
Transfer and dividend disbursing agent fees and expenses		96,483
Directors'/Trustees' fees		52,193
Auditing fees		19,501
Legal fees		7,010
Portfolio accounting fees		175,000
Shareholder services fee (Note 5)		2,435,879
Account administration fee (Note 2)		2,898,747
Share registration costs		83,042
Printing and postage		28,917
Insurance premiums		16,243
Miscellaneous		29,796
TOTAL EXPENSES		24,717,166
Waivers, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 5)	$(12,287,281)
Waiver of administrative fee (Note 5)	(128,729)
Waiver of shareholder services fee (Note 5)	(2,435,879)
Waiver of account administration fee (Note 2)	(2,898,747)
Reimbursement of other operating expenses (Note 5)	(44,159)
Reduction of custodian fees (Note 6)	(1,164)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(17,795,959)
Net expenses			6,921,207
Net investment income			670,987
Net realized gain on investments			34,647
Change in net assets resulting from operations			$705,634
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Statement of Changes in Net Assets
Year Ended July 31	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$670,987	$772,545
Net realized gain on investments	34,647	61,899
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	705,634	834,444
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(446,345)	(533,883)
Service Shares	(224,704)	(180,348)
Distributions from net realized gain on investments
Institutional Shares	(42,533)	(58,075)
Service Shares	(17,866)	(20,712)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(731,448)	(793,018)
Share Transactions:
Proceeds from sale of shares	26,544,761,250	26,943,994,346
Net asset value of shares issued to shareholders in payment of distributions declared	354,490	397,006
Cost of shares redeemed	(26,622,818,900)	(27,395,348,381)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(77,703,160)	(450,957,029)
Change in net assets	(77,728,974)	(450,915,603)
Net Assets:
Beginning of period	6,849,128,646	7,300,044,249
End of period (including undistributed (distributions in excess of) net investment income of $(62) and $0, respectively)	$6,771,399,672	$6,849,128,646
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Notes to Financial Statements
July 31, 2012
1. Organization
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Government Obligations Tax-Managed Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) or an affiliated adviser, and others to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Annual Shareholder Report
9

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear account administration fees and shareholder services fees unique to those classes.
For the year ended July 31, 2012, account administration fees for the Fund were as follows:
	Account Administration Fees Incurred	Account Administration Fees Waived
Service Shares	$2,898,747	$(2,898,747)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
Annual Shareholder Report
10

3. Shares of Beneficial Interest
The following tables summarize share activity:
Year Ended July 31	2012		2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	17,454,645,472	$17,454,645,472	20,047,639,518	$20,047,639,521
Shares issued to shareholders in payment of distributions declared	243,512	243,512	358,474	358,474
Shares redeemed	(17,634,128,120)	(17,634,128,120)	(20,866,701,928)	(20,866,701,928)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(179,239,136)	$(179,239,136)	(818,703,936)	$(818,703,933)
Year Ended July 31	2012		2011
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	9,090,115,778	$9,090,115,778	6,896,354,825	$6,896,354,825
Shares issued to shareholders in payment of distributions declared	110,978	110,978	38,532	38,532
Shares redeemed	(8,988,690,780)	(8,988,690,780)	(6,528,646,453)	(6,528,646,453)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	101,535,976	$101,535,976	367,746,904	$367,746,904
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(77,703,160)	$(77,703,160)	(450,957,032)	$(450,957,029)
4. Federal Tax Information
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2012 and 2011, was as follows:
	2012	2011
Ordinary income[1]	$731,448	$793,018
1	For tax purposes, short-term capital gain distributions are treated as ordinary income distributions.
As of July 31, 2012, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$19,554
2	For tax purposes, short-term capital gains are treated as ordinary income for distribution purposes.
Annual Shareholder Report
11

5. Investment Adviser Fee and Other Transactions with Affiliates
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2012, the Adviser voluntarily waived $12,287,281 of its fee and voluntarily reimbursed $44,159 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2012, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund. FAS waived $128,729 of its fee.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2012, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Waived by Unaffiliated Third Parties
Service Shares	$2,435,879	$(2,435,879)
For the year ended July 31, 2012, the Fund's Institutional Shares did not incur Service Fees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or
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reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.20% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,725,008,873 and $438,017,092, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
6. Expense Reduction
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended July 31, 2012, the Fund's expenses were reduced by $1,164 under these arrangements.
7. Line of Credit
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2012, there were no outstanding loans. During the year ended July 31, 2012, the program was not utilized.
8. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2012, there were no outstanding loans. During the year ended July 31, 2012, the program was not utilized.
9. Subsequent Events
On August 15, 2012, the Trustees approved the elimination of minimum administrative personnel and services fees effective September 1, 2012. Prior to this date, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares.
Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.
10. Federal Tax Information (unaudited)
For the fiscal year ended July 31, 2012, 100.0% of the dividends paid by the Fund are interest-related dividends as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF the MONEY MARKET OBLIGATIONS TRUST AND THE SHAREHOLDERS OF FEDERATED GOVERNMENT OBLIGATIONS TAX-MANAGED FUND:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Government Obligations Tax-Managed Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2012, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Government Obligations Tax-Managed Fund as of July 31, 2012, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 24, 2012
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2012 to July 31, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2012	Ending Account Value 7/31/2012	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.00	$0.60[2]
Service Shares	$1,000	$1,000.00	$0.60[3]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.27	$0.60[2]
Service Shares	$1,000	$1,024.27	$0.60[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.12%
Service Shares	0.12%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.99 and $1.01, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.24 and $2.26, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Trust comprised 36 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill has been the Fund's Portfolio Manager since May 1995. She is Vice President of the Trust with respect to the Fund. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.
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Evaluation and Approval of Advisory Contract–May 2012
FEDERATED GOVERNMENT OBLIGATIONS TAX-MANAGED FUND (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
For the one-year period covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be
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competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
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The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
Annual Shareholder Report
26

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Government Obligations Tax-Managed Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N856
CUSIP 60934N849
39009 (9/12)
Federated is a registered trademark of Federated Investors, Inc.
2012 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2012
Share Class	Ticker
A	LUGXX
B	LIBXX
C	LUCXX
F	LUFXX

Federated Liberty U.S. Government Money Market Trust
Fund Established 1980

A Portfolio of Money Market Obligations Trust

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2011 through July 31, 2012. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President
Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2012, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	55.2%
U.S. Government Agency Securities	44.9%
U.S. Treasury Securities	0.7%
Other Assets and Liabilities—Net[2]	(0.8)%
TOTAL	100.0%
At July 31, 2012, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	51.6%
8-30 Days	20.5%
31-90 Days	16.0%
91-180 Days	4.9%
181 Days or more	7.8%
Other Assets and Liabilities—Net[2]	(0.8)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2012
Principal Amount			Value
		GOVERNMENT AGENCIES—44.9%
$4,100,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.229% - 0.387%, 8/1/2012 - 8/20/2012	$4,099,665
3,300,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.186% - 0.378%, 8/1/2012 - 9/20/2012	3,299,272
15,100,000		Federal Home Loan Bank System Notes, 0.125% - 0.370%, 8/13/2012 - 8/13/2013	15,100,016
1,500,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.100% - 0.163%, 9/18/2012 - 10/2/2012	1,499,697
8,240,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.185% - 0.215%, 8/2/2012 - 8/17/2012	8,238,283
4,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.196%, 8/3/2012 - 8/6/2012	3,998,723
3,500,000		Federal Home Loan Mortgage Corp. Notes, 0.515% - 5.500%, 8/20/2012 - 12/28/2012	3,506,440
2,250,000	[2]	Federal National Mortgage Association Discount Notes, 0.100%, 10/1/2012 - 10/15/2012	2,249,596
5,500,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.206% - 0.380%, 8/1/2012 - 8/20/2012	5,498,197
5,850,000		Federal National Mortgage Association Notes, 0.375% - 3.250%, 10/30/2012 - 5/7/2013	5,889,438
13,000,000	[2,3,4]	Straight A Funding, LLC (Unconditional Liquidity Support from Federal Financing Bank) Discount Notes, 0.180%, 8/1/2012 - 10/11/2012	12,999,120
		TOTAL GOVERNMENT AGENCIES	66,378,447
		U.S. Treasury—0.7%
1,000,000		United States Treasury Notes, 1.375%, 9/15/2012	1,001,492
		Repurchase Agreements—55.2%
10,000,000		Interest in $1,376,000,000 joint repurchase agreement 0.18%, dated 7/31/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,376,006,880 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2042 and the market value of those underlying securities was $1,403,527,019.	10,000,000
4,000,000	[5]	Interest in $1,360,000,000 joint repurchase agreement 0.19%, dated 7/19/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,360,222,511 on 8/20/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2042 and the market value of those underlying securities was $1,389,447,588.	4,000,000
Annual Shareholder Report
2

Principal Amount			Value
		Repurchase Agreements—continued
$2,000,000	[5]	Interest in $500,000,000 joint repurchase agreement 0.20%, dated 7/18/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $500,083,333 on 8/17/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2042 and the market value of those underlying securities was $510,039,667.	$2,000,000
3,000,000	[5]	Interest in $776,000,000 joint repurchase agreement 0.21%, dated 7/16/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $776,135,800 on 8/15/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2046 and the market value of those underlying securities was $792,805,438.	3,000,000
7,733,000		Interest in $4,080,000,000 joint repurchase agreement 0.19%, dated 7/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,080,021,533 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,186,963,804.	7,733,000
2,000,000	[5]	Interest in $1,000,000,000 joint repurchase agreement 0.18%, dated 5/4/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,450,000 on 8/2/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2042 and the market value of those underlying securities was $1,025,055,791.	2,000,000
1,000,000	[5]	Interest in $311,000,000 joint repurchase agreement 0.22%, dated 6/26/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $311,171,050 on 9/24/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2042 and the market value of those underlying securities was $317,455,557.	1,000,000
2,000,000	[5]	Interest in $1,000,000,000 joint repurchase agreement 0.22%, dated 6/4/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,562,222 on 9/4/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $1,026,905,509.	2,000,000
2,000,000	[5]	Interest in $500,000,000 joint repurchase agreement 0.23%, dated 6/19/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $500,287,500 on 9/17/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2042 and the market value of those underlying securities was $510,801,403.	2,000,000
Annual Shareholder Report
3

Principal Amount			Value
		Repurchase Agreements—continued
$2,000,000	[5]	Interest in $500,000,000 joint repurchase agreement 0.23%, dated 6/20/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $500,287,500 on 9/18/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 6/20/2042 and the market value of those underlying securities was $511,127,019.	$2,000,000
2,000,000	[5]	Interest in $585,000,000 joint repurchase agreement 0.23%, dated 7/25/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $585,336,375 on 10/24/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 5/25/2042 and the market value of those underlying securities was $600,784,419.	2,000,000
10,000,000		Interest in $500,000,000 joint repurchase agreement 0.19%, dated 7/31/2012 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $500,002,639 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 3/1/2042 and the market value of those underlying securities was $510,002,692.	10,000,000
3,000,000	[5]	Interest in $1,000,000,000 joint repurchase agreement 0.16%, dated 6/8/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,400,000 on 9/6/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2041 and the market value of those underlying securities was $1,020,244,863.	3,000,000
5,000,000	[5]	Interest in $1,647,000,000 joint repurchase agreement 0.21%, dated 5/14/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,647,874,283 on 8/13/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/16/2050 and the market value of those underlying securities was $1,690,302,917.	5,000,000
8,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.18%, dated 7/27/2012 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,500,052,500 on 8/3/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/25/2045 and the market value of those underlying securities was $1,545,038,625.	8,000,000
3,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.19%, dated 7/31/2012 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,000,036,944 on 8/7/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 6/15/2041 and the market value of those underlying securities was $1,030,005,437.	3,000,000
Annual Shareholder Report
4

Principal Amount			Value
		Repurchase Agreements—continued
$3,000,000	[5]	Interest in $800,000,000 joint repurchase agreement 0.27%, dated 7/24/2012 under which ING Financial Markets LLC will repurchase securities provided as collateral for $800,540,000 on 10/22/2012. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2042 and the market value of those underlying securities was $816,152,846.	$3,000,000
10,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.20%, dated 7/31/2012 under which J.P. Morgan Securities Inc. will repurchase securities provided as collateral for $1,000,005,556 on 8/1/2012. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2042 and the market value of those underlying securities was $1,020,003,320.	10,000,000
2,000,000	[5]	Interest in $500,000,000 joint repurchase agreement 0.16%, dated 7/30/2012 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $500,066,667 on 8/29/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2042 and the market value of those underlying securities was $510,004,559.	2,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	81,733,000
		TOTAL INVESTMENTS—100.8% (AT AMORTIZED COST)[6]	149,112,939
		OTHER ASSETS AND LIABILITIES - NET—(0.8)%[7]	(1,175,671)
		TOTAL NET ASSETS—100%	$147,937,268
1	Floating rate notes with current rate and next reset date shown.
2	Discount rate at time of purchase.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2012, this restricted security amounted to $12,999,120, which represented 8.8% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2012, this liquid restricted security amounted to $12,999,120, which represented 8.8% of total net assets.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2012.
Annual Shareholder Report
5

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	0.005	0.029
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.005	0.029
Less Distributions:
Distributions from net investment income	—	—	—	(0.005)	(0.029)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	—	(0.005)	(0.029)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.50%	2.94%
Ratios to Average Net Assets:
Net expenses	0.18%	0.21%	0.28%	0.84%	0.92%
Net investment income	0.00%	0.00%	0.00%	0.50%	2.91%
Expense waiver/reimbursement[4]	1.12%	1.11%	0.96%	0.34%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$128,392	$159,854	$171,125	$226,330	$246,375
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	0.001	0.020
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.001	0.020
Less Distributions:
Distributions from net investment income	—	—	—	(0.001)	(0.020)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	—	(0.001)	(0.020)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.12%	2.02%
Ratios to Average Net Assets:
Net expenses	0.18%	0.21%	0.28%	1.17%	1.82%
Net investment income	0.00%	0.00%	0.00%	0.09%	1.96%
Expense waiver/reimbursement[4]	1.87%	1.85%	1.72%	0.76%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,689	$16,983	$25,240	$44,967	$35,707
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	0.001	0.020
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.001	0.020
Less Distributions:
Distributions from net investment income	—	—	—	(0.001)	(0.020)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	—	(0.001)	(0.020)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.13%	2.06%
Ratios to Average Net Assets:
Net expenses	0.18%	0.21%	0.28%	1.15%	1.79%
Net investment income	0.00%	0.00%	0.00%	0.08%	1.70%
Expense waiver/reimbursement[4]	1.87%	1.86%	1.72%	0.77%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,644	$9,634	$8,567	$14,911	$10,390
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	0.005	0.029
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.005	0.029
Less Distributions:
Distributions from net investment income	—	—	—	(0.005)	(0.029)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	—	(0.005)	(0.029)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.50%	2.94%
Ratios to Average Net Assets:
Net expenses	0.18%	0.21%	0.28%	0.82%	0.92%
Net investment income	0.00%	0.00%	0.00%	0.39%	2.35%
Expense waiver/reimbursement[4]	1.12%	1.12%	0.94%	0.36%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,212	$1,389	$1,184	$2,079	$1,365
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Statement of Assets and Liabilities
July 31, 2012
Assets:
Investment in repurchase agreements	$81,733,000
Investment in securities	67,379,939
Total investment in securities, at amortized cost and fair value		$149,112,939
Income receivable		73,873
Receivable for shares sold		123,042
TOTAL ASSETS		149,309,854
Liabilities:
Payable for investments purchased	1,002,182
Payable for shares redeemed	235,222
Bank overdraft	147
Payable to adviser (Note 5)	19,938
Payable for transfer and dividend disbursing agent fees and expenses	77,367
Payable for Directors'/Trustees' fees	255
Payable for shareholder services fee (Note 5)	2,873
Accrued expenses	34,602
TOTAL LIABILITIES		1,372,586
Net assets for 147,991,759 shares outstanding		$147,937,268
Net Assets Consist of:
Paid-in capital		$147,936,830
Accumulated net realized gain on investments		438
TOTAL NET ASSETS		$147,937,268
Annual Shareholder Report
11

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($128,392,253 ÷ 128,446,727 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share	$1.00
Class B Shares:
Net asset value per share ($10,688,865 ÷ 10,688,911 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (94.50/100 of $1.00)[1]	$0.95
Class C Shares:
Net asset value per share ($7,644,369 ÷ 7,644,343 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (99.00/100 of $1.00)[1]	$0.99
Class F Shares:
Net asset value per share ($1,211,781 ÷ 1,211,778 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (99.00/100 of $1.00)[1]	$0.99
1	Under certain limited conditions, a “Contingent Deferred Sales Charge” of up to 5.50% for Class B Shares and up to 1.00% for Class C Shares and Class F Shares may be imposed. See “Sales Charge When You Redeem” in the Prospectus.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Statement of Operations
Year Ended July 31, 2012
Investment Income:
Interest			$300,233
Expenses:
Investment adviser fee (Note 5)		$846,462
Administrative fee (Note 5)		270,000
Custodian fees		15,864
Transfer and dividend disbursing agent fees and expenses (Note 2)		413,073
Directors'/Trustees' fees		1,435
Auditing fees		19,500
Legal fees		7,821
Portfolio accounting fees		83,339
Distribution services fee (Note 5)		176,131
Shareholder services fee (Note 5)		422,026
Share registration costs		80,575
Printing and postage		32,282
Insurance premiums		4,168
Miscellaneous		1,756
TOTAL EXPENSES		2,374,432
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(846,462)
Waiver of administrative fee (Note 5)	(53,306)
Waiver of distribution services fee (Note 5)	(176,131)
Waiver of shareholder services fee (Note 5)	(387,224)
Reimbursement of shareholder services fee (Note 5)	(34,802)
Reimbursement of transfer and dividend disbursing agent fees and expenses (Note 2) and (Note 5)	(17,414)
Reimbursement of other operating expenses (Note 5)	(558,860)
TOTAL WAIVERS AND REIMBURSEMENTS		(2,074,199)
Net expenses			300,233
Net investment income			—
Net realized gain on investments			124
Change in net assets resulting from operations			$124
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended July 31	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net realized gain on investments	$124	$1,029
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	124	1,029
Distributions to Shareholders:
Distributions from net realized gain on investments
Class A Shares	(1,384)	(1,071)
Class B Shares	(159)	(188)
Class C Shares	(102)	(81)
Class F Shares	(14)	(12)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,659)	(1,352)
Share Transactions:
Proceeds from sale of shares	73,274,593	102,021,100
Proceeds from shares issued in connection with the tax-free transfer of assets from EquiTrust Series Fund, Inc., Money Market Portfolio	—	7,397,979
Net asset value of shares issued to shareholders in payment of distributions declared	1,543	1,265
Cost of shares redeemed	(113,197,937)	(127,675,671)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(39,921,801)	(18,255,327)
Change in net assets	(39,923,336)	(18,255,650)
Net Assets:
Beginning of period	187,860,604	206,116,254
End of period	$147,937,268	$187,860,604
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Notes to Financial Statements
July 31, 2012
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Liberty U.S. Government Money Market Trust (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.
On July 15, 2011, the Fund acquired all of the net assets of EquiTrust Series Fund, Inc., Money Market Portfolio (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on July 15, 2011. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on August 1, 2010, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended July 31, 2011, are as follows:
Net investment income (loss)*	$0
Net realized and unrealized gain on investments	$1,029
Net increase in net assets resulting from operations	$1,029
*	Net investment income includes $8,378 of pro forma additional expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations as of July 31, 2011. For every one share exchanged, a shareholder of EquiTrust Series Fund, Inc., Money Market Portfolio received 1.000 share of Federated Liberty U.S. Government Money Market Trust Class A Shares. The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Acquired Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
7,397,979	$7,397,979	$173,916,015	$181,313,994
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2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) or an affiliated adviser, and others to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Class F Shares may bear distribution services fees, shareholder services fees and certain transfer and dividend disbursing agent fees unique to those classes. For the year ended July 31, 2012, transfer and dividend disbursing agent fees for the Fund were as follows:
	Transfer and Dividend Disbursing Agent Fees Incurred	Transfer and Dividend Disbursing Agent Fees Reimbursed
Class A Shares	$352,469	$(14,998)
Class B Shares	33,955	(1,334)
Class C Shares	23,310	(944)
Class F Shares	3,339	(138)
TOTAL	$413,073	$(17,414)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2012		2011
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	55,670,403	$55,670,403	82,713,476	$82,713,476
Proceeds from shares issued in connection with tax-free transfer of assets from EquiTrust Series Fund, Inc., Money Market Portfolio	—	—	7,397,979	7,397,979
Shares issued to shareholders in payment of distributions declared	1,284	1,284	1,004	1,004
Shares redeemed	(87,134,428)	(87,134,428)	(101,383,176)	(101,383,176)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(31,462,741)	$(31,462,741)	(11,270,717)	$(11,270,717)
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18

Year Ended July 31	2012		2011
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	4,848,509	$4,848,509	6,817,833	$6,817,833
Shares issued to shareholders in payment of distributions declared	150	150	172	172
Shares redeemed	(11,141,495)	(11,141,495)	(15,075,228)	(15,075,228)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(6,292,836)	$(6,292,836)	(8,257,223)	$(8,257,223)
Year Ended July 31	2012		2011
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	11,535,523	$11,535,523	10,836,091	$10,836,091
Shares issued to shareholders in payment of distributions declared	97	97	78	78
Shares redeemed	(13,524,066)	(13,524,066)	(9,768,836)	(9,768,836)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(1,988,446)	$(1,988,446)	1,067,333	$1,067,333
Year Ended July 31	2012		2011
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	1,220,158	$1,220,158	1,653,700	$1,653,700
Shares issued to shareholders in payment of distributions declared	12	12	11	11
Shares redeemed	(1,397,948)	(1,397,948)	(1,448,431)	(1,448,431)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(177,778)	(177,778)	205,280	$205,280
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(39,921,801)	$(39,921,801)	(18,255,327)	$(18,255,327)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2012 and 2011, was as follows:
	2012	2011
Ordinary income[1]	$1,659	$1,352
1	For tax purposes, short-term capital gain distributions are treated as ordinary income distributions.
As of July 31, 2012, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$438
2	For tax purposes, short-term capital gains are treated as ordinary income for distribution purposes.
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19

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.500% on the first $500 million; 0.475% on the second $500 million; 0.450% on the third $500 million; 0.425% on the fourth $500 million; and 0.400% over $2 billion of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2012, the Adviser voluntarily waived its entire fee of $846,462 and voluntarily reimbursed $558,860 of other operating expenses. For the year ended July 31, 2012, an affiliate of the Adviser reimbursed $17,414 of transfer and dividend disbursing agent fees and expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2012, the net fee paid to FAS was 0.128% of average daily net assets of the Fund. FAS waived $53,306 of its fee.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2012, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class B Shares	$104,406	$(104,406)
Class C Shares	71,725	(71,725)
TOTAL	$176,131	$(176,131)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2012, FSC retained $1,826 of CDSC relating to redemptions of Class A Shares, $11,845 relating to redemptions of Class B Shares, $12,789 relating to redemptions of Class C Shares and $692 relating to redemptions of Class F Shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2012, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed	Service Fees Waived by Unaffiliated Third Parties
Class A Shares	$359,890	$—	$(359,890)
Class B Shares	34,802	(34,802)	—
Class C Shares	23,907	—	(23,907)
Class F Shares	3,427	—	(3,427)
TOTAL	$422,026	$(34,802)	$(387,224)
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and
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Class F Shares (after the voluntary waivers and reimbursements) will not exceed 0.93%, 1.83%, 1.83% and 0.93% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2012, there were no outstanding loans. During the year ended July 31, 2012, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2012, there were no outstanding loans. During the year ended July 31, 2012, the program was not utilized.
8. SUBSEQUENT EVENTS
On August 15, 2012, the Trustees approved the elimination of minimum administrative personnel and services fees effective September 1, 2012. Prior to this date, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares.
Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.
Annual Shareholder Report
22

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF Money Market Obligations trust AND SHAREHOLDERS OF Federated liberty u.s. government money market trust:
We have audited the accompanying statement of assets and liabilities of Federated Liberty U.S. Government Money Market Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2012, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Liberty U.S. Government Money Market Trust, a portfolio of Money Market Obligations Trust, at July 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 24, 2012
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges on redemption of Class B Shares, Class C Shares and Class F Shares; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2012 to July 31, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges on redemptions. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 2/1/2012	Ending Account Value 7/31/2012	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,000.01	$0.99[2]
Class B Shares	$1,000	$1,000.01	$0.99[3]
Class C Shares	$1,000	$1,000.01	$0.99[4]
Class F Shares	$1,000	$1,000.01	$0.99[5]
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	Beginning Account Value 2/1/2012	Ending Account Value 7/31/2012	Expenses Paid During Period[1]
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,023.87	$1.01[2]
Class B Shares	$1,000	$1,023.87	$1.01[3]
Class C Shares	$1,000	$1,023.87	$1.01[4]
Class F Shares	$1,000	$1,023.87	$1.01[5]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.20%
Class B Shares	0.20%
Class C Shares	0.20%
Class F Shares	0.20%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class A Shares current Fee Limit of 0.93% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.62 and $4.67, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class B Shares current Fee Limit of 1.83% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $9.10 and $9.17, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class C Shares current Fee Limit of 1.83% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $9.10 and $9.17, respectively.
5	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class F Shares current Fee Limit of 0.93% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.62 and $4.67, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Trust comprised 36 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report
26

INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
Annual Shareholder Report
28

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since July 1994. Ms. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill has been the Fund's Portfolio Manager since January 1994. She is Vice President of the Trust with respect to the Fund. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.
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29

Evaluation and Approval of Advisory Contract–May 2012
FEDERATED LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The
Annual Shareholder Report
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information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of additional breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
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The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Liberty U.S. Government Money Market Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N732
CUSIP 60934N724
CUSIP 608919817
CUSIP 608919791
8042603 (9/12)
Federated is a registered trademark of Federated Investors, Inc.
2012 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2012
Share Class	Ticker
Eagle	MMMXX
Premier	MMPXX

Federated Money Market Management
Fund Established 1974

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2012, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	52.8%
Bank Instruments	28.1%
Variable Rate Instruments	9.2%
Repurchase Agreement	10.2%
Other Assets and Liabilities—Net[2]	(0.3)%
TOTAL	100.0%
At July 31, 2012, the Fund's effective maturity schedule3 was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	40.6%[4]
8-30 Days	12.8%
31-90 Days	33.5%
91-180 Days	9.2%
181 Days or more	4.2%
Other Assets and Liabilities—Net[2]	(0.3)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes include asset-backed securities, collateralized loan agreements, commercial paper and corporate bonds, with interest rates that are fixed or reset periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 31.3% of the Fund's portfolio.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2012
Principal Amount			Value
		Asset-Backed Securities—3.0%
		Finance - Automotive—3.0%
$660,103		Santander Drive Auto Receivables Trust 2012-3, Class A1, 0.328%, 5/15/2013	$660,103
		Certificates of Deposit—28.1%
		Finance - Banking—28.1%
500,000	[1]	Bank of Montreal, 0.399%, 8/14/2012	500,000
1,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.360%, 10/19/2012	1,000,000
500,000		Barclays Bank PLC, 0.330%, 10/30/2012	500,000
500,000		Branch Banking & Trust Co., 0.390%, 1/18/2013	500,000
1,000,000	[1]	Canadian Imperial Bank of Commerce, 0.337%, 8/24/2012	1,000,000
500,000		Credit Agricole Corporate and Investment Bank, 0.500%, 9/4/2012	500,000
1,100,000		Credit Suisse, Zurich, 0.300%-0.370%, 8/28/2012 - 10/3/2012	1,100,000
1,000,000		Sumitomo Mitsui Banking Corp., 0.350%, 9/12/2012	1,000,000
		TOTAL CERTIFICATES OF DEPOSIT	6,100,000
		Collateralized Loan Agreements—23.0%
		Finance - Banking—23.0%
1,000,000		Citigroup Global Markets, Inc., 0.659%, 8/1/2012	1,000,000
1,000,000		Deutsche Bank Securities, Inc., 0.558%, 8/1/2012	1,000,000
1,000,000		JP Morgan Securities LLC, 0.507%, 8/1/2012	1,000,000
1,000,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.456%, 8/1/2012	1,000,000
1,000,000		Wells Fargo Securities, LLC, 0.456%, 10/3/2012	1,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	5,000,000
		Commercial Paper—22.1%[2]
		Finance - Banking—14.7%
800,000	[3,4]	Caisse des Depots et Consignations (CDC), 0.400%, 10/16/2012	799,325
1,000,000		ING (U.S.) Funding LLC, 0.365%, 10/9/2012	999,300
400,000	[3,4]	National Australia Funding (Delaware) Inc., 0.371%, 8/17/2012	399,934
1,000,000		Westpac Banking Corp. Ltd., Sydney, 0.401%, 12/27/2012	998,356
		TOTAL	3,196,915
		Finance - Commercial—4.6%
400,000	[3,4]	Atlantic Asset Securitization LLC, 0.450%, 8/16/2012	399,925
600,000	[3,4]	Starbird Funding Corp., 0.400%, 8/1/2012	600,000
		TOTAL	999,925
		Finance - Retail—2.8%
600,000	[3,4]	Barton Capital LLC, 0.420%, 9/4/2012	599,762
		TOTAL COMMERCIAL PAPER	4,796,602
Annual Shareholder Report
2

Principal Amount		Value
	Corporate Bonds—4.7%
	Diversified—1.2%
$250,000	General Electric Co., 5.000%, 2/1/2013	$255,516
	Finance - Commercial—3.5%
767,000	General Electric Capital Corp., 5.250%, 10/19/2012	774,625
	TOTAL CORPORATE BONDS	1,030,141
	Notes - Variable—9.2%[1]
	Finance - Banking—9.2%
1,000,000	New Mexico State Finance Authority, (Series 2008-D), (Royal Bank of Canada, Montreal LOC), 0.180%, 8/2/2012	1,000,000
1,000,000	Salvation Army, (Series 2004-A), (Bank of New York Mellon LOC), 0.150%, 8/2/2012	1,000,000
	TOTAL NOTES—VARIABLE	2,000,000
	Repurchase Agreement—10.2%
2,220,000	Interest in $4,080,000,000 joint repurchase agreement 0.19%, dated 7/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,080,021,533 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,186,963,804.	2,220,000
	TOTAL INVESTMENTS—100.3% (AT AMORTIZED COST)[5]	21,806,846
	OTHER ASSETS AND LIABILITIES - NET—(0.3)%[6]	(57,109)
	TOTAL NET ASSETS—100%	$21,749,737
1	Denotes a variable rate security with current rate and next reset date shown.
2	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2012, these restricted securities amounted to $2,798,946, which represented 12.9% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2012, these liquid restricted securities amounted to $2,798,946, which represented 12.9% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2012.
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3

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronym is used throughout this portfolio:
LOC	—Letter of Credit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
4

Financial Highlights–Eagle Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	0.000[1]	0.001	0.017	0.036
Net realized gain (loss) on investments	0.000[1]	(0.000)[1]	0.000[1]	—	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.001	0.017	0.036
Less Distributions:
Distributions from net investment income	—	(0.000)[1]	(0.001)	(0.017)	(0.036)
Distributions from net realized gain on investments	—	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	—	(0.000)[1]	(0.001)	(0.017)	(0.036)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%	0.01%	0.11%	1.67%	3.64%
Ratios to Average Net Assets:
Net expenses	0.38%	0.37%	0.40%	0.41%	0.53%
Net investment income	0.00%	0.01%	0.11%	1.71%	3.55%
Expense waiver/reimbursement[3]	1.97%	1.65%	1.47%	1.29%	0.78%
Supplemental Data:
Net assets, end of period (000 omitted)	$21,750	$23,184	$29,980	$35,007	$50,576
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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5

Financial Highlights–Premier Shares
(For a Share Outstanding Throughout Each Period)1
Year Ended July 31	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	0.001	0.004	0.019
Net realized gain (loss) on investments	0.000[2]	(0.000)[2]	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.001	0.004	0.019
Less Distributions:
Distributions from net investment income	—	(0.001)	(0.004)	(0.019)
Distributions from net realized gain on investments	—	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	—	(0.001)	(0.004)	(0.019)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.00%	0.05%	0.36%	1.89%
Ratios to Average Net Assets:
Net expenses	0.38%	0.32%	0.15%	0.19%
Net investment income	0.00%	0.05%	0.36%	0.99%
Expense waiver/reimbursement[4]	1.72%	1.45%	1.47%	0.56%
Supplemental Data:
Net assets, end of period (000 omitted)	$0[5]	$0[5]	$0[5]	$0[5]
1	The Fund began offering Premier Shares on July 28, 2008. At the period end of July 31, 2008, Premier Shares had $100 in assets and 100 shares, all owned by an affiliate of the Fund. No net investment income or income distributions had been recorded. Accordingly, financial highlights were not presented.
2	Represents less than $0.001.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
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6

Statement of Assets and Liabilities
July 31, 2012
Assets:
Investment in repurchase agreements	$2,220,000
Investment in securities	19,586,846
Total investment in securities, at amortized cost and fair value		$21,806,846
Income receivable		19,964
Receivable for shares sold		51,051
TOTAL ASSETS		21,877,861
Liabilities:
Payable for shares redeemed	93,450
Bank overdraft	63
Payable to adviser (Note 5)	860
Payable for custodian fees	1,575
Payable for transfer and dividend disbursing agent fees and expenses	2,531
Payable for legal fees	1,204
Payable for portfolio accounting fees	8,982
Payable for share registration costs	13,132
Accrued expenses	6,327
TOTAL LIABILITIES		128,124
Net assets for 21,749,435 shares outstanding		$21,749,737
Net Assets Consist of:
Paid-in capital		$21,749,804
Accumulated net realized loss on investments		(67)
TOTAL NET ASSETS		$21,749,737
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Eagle Shares:
$21,749,637 ÷ 21,749,335 shares outstanding, no par value, unlimited shares authorized		$1.00
Premier Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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7

Statement of Operations
Year Ended July 31, 2012
Investment Income:
Interest			$85,194
Expenses:
Investment adviser fee (Note 5)		$45,129
Administrative fee (Note 5)		190,000
Custodian fees		9,512
Transfer and dividend disbursing agent fees and expenses		68,258
Directors'/Trustees' fees		442
Auditing fees		19,500
Legal fees		7,845
Portfolio accounting fees		53,847
Shareholder services fee (Note 5)		56,355
Share registration costs		55,252
Printing and postage		19,927
Insurance premiums		3,882
TOTAL EXPENSES		529,949
Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	$(45,129)
Waiver of administrative fee	(34,775)
Waiver of shareholder services fee	(55,924)
Reimbursement of shareholder services fee	(431)
Reimbursement of other operating expenses	(308,496)
TOTAL WAIVERS AND REIMBURSEMENTS		(444,755)
Net expenses			85,194
Net investment income			—
Net realized gain on investments			7
Change in net assets resulting from operations			$7
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended July 31	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$—	$2,215
Net realized gain (loss) on investments	7	(74)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7	2,141
Distributions to Shareholders:
Distributions from net investment income
Eagle Shares	—	(2,436)
Premier Shares	—	(0)[1]
Distributions from net realized gain on investments
Eagle Shares	—	(36)
Premier Shares	—	(0)[1]
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	—	(2,472)
Share Transactions:
Proceeds from sale of shares	14,230,316	15,150,456
Net asset value of shares issued to shareholders in payment of distributions declared	—	2,423
Cost of shares redeemed	(15,665,054)	(21,948,344)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,434,738)	(6,795,465)
Change in net assets	(1,434,731)	(6,795,796)
Net Assets:
Beginning of period	23,184,468	29,980,264
End of period	$21,749,737	$23,184,468
1	Represents less than $1.
See Notes which are an integral part of the Financial Statements
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9

Notes to Financial Statements
July 31, 2012
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Money Market Management (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Eagle Shares and Premier Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) or an affiliated adviser, and others to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase
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agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Eagle Shares and Premier Shares may bear shareholder services fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:1
Year Ended July 31	2012	2011
Eagle Shares:
Shares sold	14,230,316	15,150,456
Shares issued to shareholders in payment of distributions declared	—	2,423
Shares redeemed	(15,665,054)	(21,948,344)
NET CHANGE RESULTING FROM EAGLE SHARE TRANSACTIONS	(1,434,738)	(6,795,465)
1	There was no activity for Premier Shares during either period.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2012 and 2011, was as follows:
	2012	2011
Ordinary income[1]	$—	$2,472
1	For tax purposes, short-term capital gain distributions are treated as ordinary income distributions.
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As of July 31, 2012, the components of distributable earnings on a tax basis were as follows:
Capital loss carryforwards	$(67)
At July 31, 2012, the Fund had a capital loss carryforward of $67 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration year:
Expiration Year	Short-Term	Long-Term	Total
No expiration	$17	—	$17
2019	$50	N/A	$50
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2012, the Adviser waived its entire fee of $45,129 and voluntarily reimbursed $308,496 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
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The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2012, FAS waived $34,775 of its fee. The net fee paid to FAS was 0.688% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Eagle Shares and Premier Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2012, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed	Service Fees Waived by Unaffiliated Third Parties
Eagle Shares	$56,355	$(431)	$(55,924)
For the year ended July 31, 2012, the Fund's Premier Shares did not incur Service Fees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Eagle Shares and Premier Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.05% and 0.80% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised either directly or indirectly of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
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7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2012, there were no outstanding loans. During the year ended July 31, 2012, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2012, there were no outstanding loans. During the year ended July 31, 2012, the program was not utilized.
9. SUBSEQUENT EVENTS
On August 15, 2012, the Trustees approved the elimination of minimum administrative personnel and services fees effective September 1, 2012. Prior to this date, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares.
Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF Money Market Obligations trust AND SHAREHOLDERS OF FEDERATED Money market management:
We have audited the accompanying statement of assets and liabilities of Federated Money Market Management (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2012, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Money Market Management, a portfolio of Money Market Obligations Trust, at July 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 24, 2012
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2012 to July 31, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2012	Ending Account Value 7/31/2012	Expenses Paid During Period[1]
Actual:
Eagle Shares	$1,000	$1,000.00	$1.99[2]
Premier Shares	$1,000	$1,000.00	$1.99[3]
Hypothetical (assuming a 5% return before expenses):
Eagle Shares	$1,000	$1,022.87	$2.01[2]
Premier Shares	$1,000	$1,022.87	$2.01[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Eagle Shares	0.40%
Premier Shares	0.40%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Eagle Shares current Fee Limit of 1.05% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.22 and $5.27, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Premier Shares current Fee Limit of 0.80% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.98 and $4.02, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Trust comprised 36 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
Annual Shareholder Report
21

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm has been the Fund's Portfolio Manager since April 1997. She is Vice President of the Trust with respect to the Fund. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.
Annual Shareholder Report
22

Evaluation and Approval of Advisory Contract–May 2012
FEDERATED MONEY MARKET MANAGEMENT (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Annual Shareholder Report
24

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The
Annual Shareholder Report
25

information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
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The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Money Market Management
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N211
CUSIP 608919775
28876 (9/12)
Federated is a registered trademark of Federated Investors, Inc.
2012 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2012
Share Class	Ticker
Institutional	MOFXX

Federated Municipal Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2012, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	83.0%
Municipal Notes	16.2%
Commercial Paper	1.3%
Other Assets and Liabilities—Net[2]	(0.5)%
TOTAL	100.0%
At July 31, 2012, the Fund's effective maturity schedule3 was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	85.2%
8-30 Days	3.2%
31-90 Days	3.4%
91-180 Days	4.4%
181 Days or more	4.3%
Other Assets and Liabilities—Net[2]	(0.5)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2012
Principal Amount			Value
		SHORT-TERM MUNICIPALS—100.5%[1,2]
		Alabama—3.5%
$200,000		Alabama HFA MFH, (2007 Series C) Weekly VRDNs (Summit South Mall Apartments Ltd.)/(FNMA LOC), 0.200%, 8/2/2012	$200,000
7,325,000		Alabama HFA MFH, (Series 2001D) Weekly VRDNs (Cottage Hill Pointe Apts., Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.200%, 8/2/2012	7,325,000
6,000,000		Alabama HFA MFH, (Series 2002C) Weekly VRDNs (Liberty Square Apartments, Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.200%, 8/2/2012	6,000,000
8,440,000		Alabama HFA MFH, (Series 2003A) Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.200%, 8/2/2012	8,440,000
10,000,000		Bridgeport, AL IDB, (Series 1987) Weekly VRDNs (Beaulieu Nylon, Inc.)/(Bank of America N.A. LOC), 0.350%, 8/2/2012	10,000,000
4,400,000		Chambers County, AL IDA, (Series 2007) Weekly VRDNs (Daeki America, Inc.)/(Comerica Bank LOC), 0.290%, 8/2/2012	4,400,000
25,000,000		Columbia, AL IDB PCRB, (Series 1997) Daily VRDNs (Alabama Power Co.), 0.220%, 8/1/2012	25,000,000
15,000,000		Columbia, AL IDB PCRB, (Series 1997) Weekly VRDNs (Alabama Power Co.), 0.190%, 8/2/2012	15,000,000
5,900,000		Decatur, AL IDB, (Series 2003-A) Weekly VRDNs (Nucor Steel Decatur LLC)/(GTD by Nucor Corp.), 0.200%, 8/1/2012	5,900,000
16,010,000		Millport, AL IDA, (Series 2007) Weekly VRDNs (Steel Dust Recycling, LLC)/(Comerica Bank LOC), 0.220%, 8/2/2012	16,010,000
9,000,000		Millport, AL IDA, (Series 2011) Weekly VRDNs (Steel Dust Recycling, LLC)/(Citibank NA, New York LOC), 0.260%, 8/2/2012	9,000,000
4,400,000		Montgomery, AL IDB, IDRBs (Series 1996) Weekly VRDNs (CSC Fabrication, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.330%, 8/2/2012	4,400,000
10,300,000		Tuscaloosa County, AL IDA, (1995 Series A) Weekly VRDNs (Nucor Steel Tuscaloosa, Inc.)/(GTD by Nucor Corp.), 0.200%, 8/1/2012	10,300,000
27,000,000		Tuscaloosa County, AL Port Authority, (Series 2006: Midtown Village) Weekly VRDNs (Carlyle-Cypress Tuscaloosa I LLC)/(Compass Bank, Birmingham LOC), 1.700%, 8/2/2012	27,000,000
		TOTAL	148,975,000
		Arizona—0.6%
16,995,000	[3,4]	Arizona Health Facilities Authority, Floater Certificates (Series 2008-3256) Weekly VRDNs (Banner Health)/(Morgan Stanley Bank, N.A. LIQ), 0.230%, 8/2/2012	16,995,000
3,200,000		Maricopa County, AZ, IDA MFH, (Series 2008: Village at Sun Valley Apartments) Weekly VRDNs (Western Sun Valley, LP)/(FHLMC LOC), 0.240%, 8/2/2012	3,200,000
Annual Shareholder Report
2

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Arizona—continued
$4,000,000	Show Low, AZ IDA, (Series 2006) Weekly VRDNs (Snowflake White Mountain Power LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 8/2/2012	$4,000,000
	TOTAL	24,195,000
	Arkansas—0.9%
15,000,000	Arkansas State Development Finance Authority Solid Waste, (Series 2003) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.220%, 8/2/2012	15,000,000
16,800,000	Blytheville, AR, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.200%, 8/1/2012	16,800,000
7,100,000	Siloam Springs, AR, IDRB (Series 1994) Weekly VRDNs (La-Z Boy Chair Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 8/2/2012	7,100,000
	TOTAL	38,900,000
	California—6.7%
3,500,000	Alameda County, CA IDA, (Series 2005: Essai, Inc. Project) Weekly VRDNs (Oz Enterprises, LLC)/(Union Bank, N.A. LOC), 0.220%, 8/2/2012	3,500,000
2,730,000	Alameda County, CA IDA, (Series 2005A) Weekly VRDNs (Convergent Laser Technologies)/(Comerica Bank LOC), 0.270%, 8/2/2012	2,730,000
50,000,000	Big Bear Lake, CA IDRB, (Series 1993A) Weekly VRDNs (Southwest Gas Corp.)/(Wells Fargo Bank, N.A. LOC), 0.180%, 8/1/2012	50,000,000
6,400,000	California Educational Facilities Authority, (2008 Series A) Daily VRDNs (Chapman University)/(Bank of America N.A. LOC), 0.190%, 8/1/2012	6,400,000
13,930,000	California Educational Facilities Authority, (2008 Series B) Daily VRDNs (Chapman University)/(Bank of America N.A. LOC), 0.190%, 8/1/2012	13,930,000
9,540,000	California Educational Facilities Authority, (2008 Series C) Daily VRDNs (Chapman University)/(Bank of America N.A. LOC), 0.190%, 8/1/2012	9,540,000
9,105,000	California Educational Facilities Authority, (Series 2007) Weekly VRDNs (Charles Drew University of Medicine & Science)/(Sovereign Bank LOC), 1.450%, 8/2/2012	9,105,000
2,230,000	California PCFA, (Series 2000A) Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 0.230%, 8/1/2012	2,230,000
1,550,000	California PCFA, (Series 2001) Weekly VRDNs (Bos Farms)/(CoBank, ACB LOC), 0.230%, 8/2/2012	1,550,000
6,815,000	California PCFA, (Series 2001) Weekly VRDNs (Brawley Beef, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.250%, 8/2/2012	6,815,000
5,000,000	California PCFA, (Series 2001A) Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 0.300%, 8/2/2012	5,000,000
3,500,000	California PCFA, (Series 2002) Weekly VRDNs (Carlos Echeverria and Sons Dairy)/(CoBank, ACB LOC), 0.230%, 8/2/2012	3,500,000
Annual Shareholder Report
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$2,940,000		California PCFA, (Series 2002) Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 0.300%, 8/2/2012	$2,940,000
8,000,000		California PCFA, (Series 2003) Weekly VRDNs (B & B Dairy, LLC)/(CoBank, ACB LOC), 0.230%, 8/2/2012	8,000,000
2,000,000		California PCFA, (Series 2003) Weekly VRDNs (C.A. and E.J. VanderhamFamily Trust)/(CoBank, ACB LOC), 0.220%, 8/2/2012	2,000,000
2,350,000		California PCFA, (Series 2003: JDS Ranch) Weekly VRDNs (John & Jacqueline Scheenstra Trust)/(Wells Fargo Bank, N.A. LOC), 0.230%, 8/2/2012	2,350,000
2,000,000		California PCFA, (Series 2004) Weekly VRDNs (A & M Farms)/(Wells Fargo Bank, N.A. LOC), 0.230%, 8/2/2012	2,000,000
1,910,000		California PCFA, (Series 2005A) Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 0.230%, 8/1/2012	1,910,000
7,975,000		California PCFA, (Series 2006A) Weekly VRDNs (Garaventa Enterprises, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.290%, 8/1/2012	7,975,000
2,545,000		California PCFA, (Series 2007A) Weekly VRDNs (Northern Recycling & Waste Services LLC)/(Union Bank, N.A. LOC), 0.230%, 8/1/2012	2,545,000
2,425,000		California PCFA, (Series 2011) Weekly VRDNs (Recycling Industries, Inc.)/(Comerica Bank LOC), 0.230%, 8/1/2012	2,425,000
2,805,000		California PCFA, (Series 2011A) Weekly VRDNs (Zerep Management Corp.)/(Comerica Bank LOC), 0.230%, 8/1/2012	2,805,000
3,030,000		California PCFA, (Series 2012A) Weekly VRDNs (Metropolitan Recycling LLC)/(Comerica Bank LOC), 0.230%, 8/1/2012	3,030,000
6,480,000		California PCFA, (Series 2012A) Weekly VRDNs (Zero Waste Energy Development Company LLC)/(Comerica Bank LOC), 0.230%, 8/1/2012	6,480,000
30,000,000		California State, 2.00% Bonds, 9/1/2012	30,040,433
2,800,000		California Statewide CDA IDRB, (Series 2001A: American Modular Systems, Inc.) Weekly VRDNs (Sarich Family Living Trust)/(Bank of the West, San Francisco, CA LOC), 0.770%, 8/2/2012	2,800,000
3,825,000		California Statewide CDA IDRB, (Series 2006) Weekly VRDNs (Gateway Circle LLC)/(Citibank NA, New York LOC), 0.300%, 8/2/2012	3,825,000
8,000,000		California Statewide CDA IDRB, (Series B) Weekly VRDNs (American Biodiesel Fuels Corp.)/(Wells Fargo Bank, N.A. LOC), 0.260%, 8/1/2012	8,000,000
11,500,000		California Statewide CDA, Gas Supply Variable Rate Revenue Bonds (Series 2010) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.140%, 8/2/2012	11,500,000
8,880,000	[3,4]	Los Angeles County, CA, P-FLOATs (Series PT-3700) Weekly VRDNs (Windward Preservation Apartments)/(FHLMC LIQ)/(FHLMC LOC), 0.390%, 8/2/2012	8,880,000
11,000,000	[3,4]	Nuveen California Investment Quality Municipal Fund, Inc., (956 Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.250%, 8/2/2012	11,000,000
15,000,000	[3,4]	Nuveen California Performance Plus Municipal Fund, Inc., (810 Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.250%, 8/2/2012	15,000,000
Annual Shareholder Report
4

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$4,600,000		Riverside, CA Electric System, (Series 2008A) Weekly VRDNs (Bank of America N.A. LOC), 0.170%, 8/1/2012	$4,600,000
1,730,000		Sacramento County, CA Airport System, (Series B), 4.25% Bonds (Assured Guaranty Municipal Corp. INS), 7/1/2013	1,789,903
2,340,000		Sacramento County, CA Airport System, (Series E), 4.25% Bonds (Assured Guaranty Municipal Corp. INS), 7/1/2013	2,421,025
22,580,000	[3,4]	School Facilities Financing Authority, CA, Stage Trust (Series 2008-33C), 0.27% TOBs (Grant, CA Joint Union High School District)/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo & Co. LOC), Mandatory Tender 10/25/2012	22,580,000
		TOTAL	281,196,361
		Colorado—1.8%
1,015,000		Boulder, CO Housing Authority, Broadway East Apartments (Series 2007) Weekly VRDNs (Broadway East Community LLP)/(U.S. Bank, N.A. LOC), 0.250%, 8/2/2012	1,015,000
2,300,000		Colorado HFA (Class I Bonds), (Series 2005A) Weekly VRDNs (Closet Factory)/(FHLB of Topeka LOC), 0.230%, 8/2/2012	2,300,000
3,590,000		Colorado HFA (Class I Bonds), (Series 2007A) Weekly VRDNs (Ready Foods, Inc.)/(U.S. Bank, N.A. LOC), 0.200%, 8/2/2012	3,590,000
110,000		Colorado Springs, CO Utility System, (Series 1998) Weekly VRDNs (Catalono Family LLP)/(JPMorgan Chase Bank, N.A. LOC), 0.620%, 8/2/2012	110,000
26,400,000		Denver, CO City & County Airport Authority, (Series 2002C) Weekly VRDNs (Lloyds TSB Bank PLC, London LOC), 0.280%, 8/1/2012	26,400,000
15,000,000	[3,4]	Denver, CO City & County Airport Authority, RBC Muni Trust (Series E-25) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.180%, 8/2/2012	15,000,000
27,450,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-485), 0.40% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 8/16/2012	27,450,000
		TOTAL	75,865,000
		Connecticut—2.0%
7,000,000		Bridgeport, CT, 1.50% TANs, 8/15/2012	7,003,207
40,000,000		Connecticut State HFA, (Series 2012D-3) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.180%, 8/2/2012	40,000,000
500,000		Connecticut State HFA, (Series D-5) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.180%, 8/2/2012	500,000
8,000,000		Hartford, CT, 2.00% BANs, 4/11/2013	8,090,024
11,000,000		Montville, CT, 1.50% BANs, 8/31/2012	11,006,275
12,000,000		Putnam, CT, 1.25% BANs, 1/16/2013	12,029,494
5,420,000		Stafford, CT, 2.00% BANs, 8/7/2012	5,421,218
		TOTAL	84,050,218
Annual Shareholder Report
5

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Delaware—0.1%
$5,000,000		Sussex County, DE IDA, (Series 2000) Weekly VRDNs (Perdue-AgriRecycle, LLC)/(SunTrust Bank LOC), 0.550%, 8/1/2012	$5,000,000
		District of Columbia—0.4%
13,560,000	[3,4]	District of Columbia HFA, P-FLOATs (Series PT-4575) Weekly VRDNs (Cavalier Apartments LP)/(GTD by FHLMC)/(FHLMC LIQ), 0.350%, 8/2/2012	13,560,000
3,745,000	[3,4]	Metropolitan Washington, DC Airports Authority, SPEARs (Series DB-505) Weekly VRDNs (Deutsche Bank AG LIQ), 0.210%, 8/2/2012	3,745,000
		TOTAL	17,305,000
		Florida—6.3%
11,635,000		Brevard County, FL Educational Facilities Authority, (Series B) Weekly VRDNs (Florida Institute of Technology)/(Fifth Third Bank, Cincinnati LOC), 0.270%, 8/2/2012	11,635,000
3,950,000		Broward County, FL HFA, (Series 2006) Weekly VRDNs (Palms of Deerfield Beach Apartments)/(Citibank NA, New York LOC), 0.300%, 8/1/2012	3,950,000
74,075,000		Broward County, FL School District, COPs (Series 2004D) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.400%, 8/2/2012	74,075,000
2,915,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.270%, 8/2/2012	2,915,000
990,000		Collier County, FL Educational Facilities Authority, (Series 2004) Weekly VRDNs (International College, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.270%, 8/3/2012	990,000
9,750,000		Collier County, FL Educational Facilities Authority, (Series 2007) Weekly VRDNs (Ave Maria University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.270%, 8/2/2012	9,750,000
1,015,000		Florida Housing Finance Corp., (Series 2003 O: Wellesley Apartments) Weekly VRDNs (TWC Sixty-Seven)/(Citibank NA, New York LOC), 0.210%, 8/1/2012	1,015,000
5,752,000	[3,4]	Florida Housing Finance Corp., Clipper Tax-Exempt Certificates Trust (Series 2009-21) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.270%, 8/2/2012	5,752,000
5,665,000	[3,4]	Florida Housing Finance Corp., MERLOTS (Series 2006-B17) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.230%, 8/1/2012	5,665,000
7,990,000		Jacksonville, FL HFDC, (Series 2002) Weekly VRDNs (University of Florida Jacksonville Physicians, Inc.)/(Bank of America N.A. LOC), 0.250%, 8/1/2012	7,990,000
13,500,000	[3,4]	Miami-Dade County, FL Aviation, Austin Floater Certificates (Series 2008-1145) Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.450%, 8/2/2012	13,500,000
Annual Shareholder Report
6

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Florida—continued
$25,000,000	[3,4]	Miami-Dade County, FL Aviation, Clipper Floater Certificates (Series 2009-24) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.280%, 8/2/2012	$25,000,000
45,000,000		Miami-Dade County, FL Transit System, (Series 2011), 0.80% BANs, 11/21/2012	45,000,000
5,545,000		Orange County, FL, Health Facilities Authority, (Series 2008) Weekly VRDNs (Lakeside Behavioral Healthcare, Inc.)/(SunTrust Bank LOC), 0.440%, 8/1/2012	5,545,000
10,000,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0107) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.200%, 8/2/2012	10,000,000
31,500,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.230%, 8/1/2012	31,500,000
9,250,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.270%, 8/3/2012	9,250,000
		TOTAL	263,532,000
		Georgia—6.1%
9,750,000		Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(FNMA LOC), 0.200%, 8/2/2012	9,750,000
16,000,000		Bartow County, GA Development Authority, (First Series 1997) Daily VRDNs (Georgia Power Co.), 0.220%, 8/1/2012	16,000,000
5,400,000		Bulloch County, GA Development Authority, (Series 1999) Weekly VRDNs (Apogee Enterprises, Inc.)/(Comerica Bank LOC), 0.400%, 8/2/2012	5,400,000
4,000,000		Cobb County, GA Housing Authority, (Series 2002) Weekly VRDNs (Walton Reserve Apartments)/(FHLB of Atlanta LOC), 0.180%, 8/1/2012	4,000,000
9,300,000		Cobb County, GA Housing Authority, (Series 2004) Weekly VRDNs (Parkland Manor LP)/(Wells Fargo Bank, N.A. LOC), 0.200%, 8/2/2012	9,300,000
7,500,000		Dade County, GA IDA, (Series 1997) Weekly VRDNs (Bull Moose Tube Co.)/(U.S. Bank, N.A. LOC), 0.170%, 8/2/2012	7,500,000
11,000,000		DeKalb County, GA MFH Authority, (Series 2004) Weekly VRDNs (Highlands at East Atlanta Apartments)/(Wells Fargo Bank, N.A. LOC), 0.200%, 8/2/2012	11,000,000
25,000,000		DeKalb County, GA School District, (Series 2012), 0.95% TANs, 12/28/2012	25,040,336
28,000,000		DeKalb County, GA, 1.00% TANs, 12/28/2012	28,071,494
13,870,000		Effingham County, GA Development Authority, (Series 2003) Daily VRDNs (Georgia Power Co.), 0.240%, 8/1/2012	13,870,000
16,000,000		Fulton County, GA Development Authority, (Series 2004) Weekly VRDNs (Hidden Creste Apartments)/(Wells Fargo Bank, N.A. LOC), 0.200%, 8/2/2012	16,000,000
Annual Shareholder Report
7

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Georgia—continued
$27,760,000	[3,4]	Georgia State HFA, MERLOTS (Series 2006-B11) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.230%, 8/1/2012	$27,760,000
8,800,000		Gordon County, GA Development Authority, (Series 2007) Weekly VRDNs (Pine Hall Brick Co., Inc.)/(Branch Banking & Trust Co. LOC), 0.240%, 8/2/2012	8,800,000
2,400,000		Gwinnett County, GA Development Authority Weekly VRDNs (Commercial Truck & Van Equipment)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 8/2/2012	2,400,000
3,800,000		Heard County, GA Development Authority, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.240%, 8/1/2012	3,800,000
10,600,000		Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 0.200%, 8/2/2012	10,600,000
19,600,000		Monroe County, GA Development Authority, (First Series 1997) Daily VRDNs (Georgia Power Co.), 0.240%, 8/1/2012	19,600,000
10,000,000		Monroe County, GA Development Authority, (Second Series 2006) Daily VRDNs (Georgia Power Co.), 0.220%, 8/1/2012	10,000,000
10,750,000		Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 0.610%, 8/1/2012	10,750,000
19,000,000		Summerville, GA Development Authority, (Series 1997) Weekly VRDNs (Image Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/2/2012	19,000,000
		TOTAL	258,641,830
		Idaho—1.2%
24,000,000		Idaho Housing and Finance Association (Class I Bonds), (Series I-1) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.230%, 8/1/2012	24,000,000
27,000,000		Idaho Housing and Finance Association (Class I Bonds), (Series K-1) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.230%, 8/1/2012	27,000,000
1,580,000		Minidoka County, ID IDC, (Series 1998) Weekly VRDNs (Nature's Best Produce, Inc.)/(CoBank, ACB LOC), 0.230%, 8/2/2012	1,580,000
		TOTAL	52,580,000
		Illinois—2.3%
735,000		Arlington Heights, IL, (Series 1997) Weekly VRDNs (3E Graphics & Printing)/(BMO Harris Bank, N.A. LOC), 0.440%, 8/2/2012	735,000
3,755,000		Chicago, IL MFH Revenue, (Series 2003) Weekly VRDNs (Churchview Supportive Living LP)/(BMO Harris Bank, N.A. LOC), 0.250%, 8/2/2012	3,755,000
1,140,000		Chicago, IL MFH Revenue, (Series 2007: Renaissance Place Apartments) Weekly VRDNs (RPA LP)/(BMO Harris Bank, N.A. LOC), 0.290%, 8/2/2012	1,140,000
16,360,000		Chicago, IL Midway Airport, (Series C-1) Weekly VRDNs (Bank of Montreal LOC), 0.190%, 8/2/2012	16,360,000
14,000,000		Chicago, IL O'Hare International Airport, Special Facility Revenue Bonds (Series 1990) Weekly VRDNs (Compagnie Nationale Air France Project)/(Societe Generale, Paris LOC), 0.300%, 8/1/2012	14,000,000
Annual Shareholder Report
8

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Illinois—continued
$16,906,000	Chicago, IL, (Series D-1), 0.27% CP (Chicago, IL O'Hare International Airport)/(BMO Harris Bank, N.A. LOC), Mandatory Tender 12/4/2012	$16,906,000
1,310,000	Crystal Lake, IL IDA, (Series 2006) Weekly VRDNs (Millennium Electronics, Inc.)/(U.S. Bank, N.A. LOC), 0.250%, 8/2/2012	1,310,000
2,090,000	Illinois Development Finance Authority IDB Weekly VRDNs (R.A. Zweig, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 8/1/2012	2,090,000
3,385,000	Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(Bank of America N.A. LOC), 0.940%, 8/2/2012	3,385,000
3,695,000	Illinois Development Finance Authority, (Series 1999) Weekly VRDNs (Butterfield Creek Associates LP)/(Bank of America N.A. LOC), 0.540%, 8/2/2012	3,695,000
2,160,000	Illinois Development Finance Authority, (Series 2001) Weekly VRDNs (Mangel BG Investments LLC)/(Bank of America N.A. LOC), 0.550%, 8/1/2012	2,160,000
780,000	Illinois Finance Authority, (Series 2007) Weekly VRDNs (Quality Metal Finishing Co.)/(Bank of America N.A. LOC), 1.550%, 8/2/2012	780,000
5,085,000	Illinois Finance Authority, (Series 2008) Weekly VRDNs (Kenall Manufacturing Co.)/(BMO Harris Bank, N.A. LOC), 0.250%, 8/2/2012	5,085,000
3,650,000	Illinois Finance Authority, (Series 2009E) Weekly VRDNs (Carle Foundation)/(JPMorgan Chase Bank, N.A. LOC), 0.160%, 8/2/2012	3,650,000
18,000,000	Illinois State, (Series 2012), 2.00% Bonds, 2/1/2013	18,102,807
3,590,000	Peoria, IL, (Series 2000) Weekly VRDNs (Peoria Academy, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 8/2/2012	3,590,000
1,400,000	Southwestern Illinois Development Authority, (Series 2002) Weekly VRDNs (Waste Management, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.420%, 8/2/2012	1,400,000
430,000	Woodridge, DuPage, Will and Cook Counties, IL, (Series 2005) Weekly VRDNs (Home Run Inn Frozen Foods Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.420%, 8/2/2012	430,000
	TOTAL	98,573,807
	Indiana—2.3%
3,930,000	Angola, IN Educational Facilities, (Series 2006) Weekly VRDNs (Tri-State University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.270%, 8/3/2012	3,930,000
20,000,000	Bartholomew Consolidated School Corp., IN, 2.00% TANs, 12/31/2012	20,115,846
7,250,000	Bloomington, IN EDRB, (Series 2008: Henderson Court Apartments) Weekly VRDNs (SY Henderson Court Investors, LP)/(FHLMC LOC), 0.200%, 8/2/2012	7,250,000
415,000	Huntington, IN, (Series 1999) Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank, N.A. LOC), 0.380%, 8/2/2012	415,000
Annual Shareholder Report
9

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Indiana—continued
$2,200,000	Indiana Development Finance Authority, D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs (South Central Community Mental Health Centers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.330%, 8/2/2012	$2,200,000
12,300,000	Indiana Health Facility Financing Authority, (Series 2005C) Weekly VRDNs (Community Hospitals of Indiana, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.270%, 8/2/2012	12,300,000
1,685,000	Indianapolis, IN MFH, (Series 2004A) Weekly VRDNs (Nora Commons LP)/(Bank of America N.A. LOC), 0.250%, 8/2/2012	1,685,000
7,400,000	Indianapolis, IN MFH, (Series 2007A: Forest Ridge Apartments) Weekly VRDNs (Pedcor Investments-2006-LXXXVIII LP)/(RBS Citizens Bank N.A. LOC), 0.260%, 8/2/2012	7,400,000
800,000	Indianapolis, IN, (Series 1999) Weekly VRDNs (Roth Companies, Inc.)/(Comerica Bank LOC), 0.310%, 8/1/2012	800,000
5,000,000	Jasper County, IN EDA, (Series 2010A) Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.250%, 8/2/2012	5,000,000
6,000,000	Logansport, IN, (Series 2006) Weekly VRDNs (Andersons Clymers Ethanol LLC)/(CoBank, ACB LOC), 0.200%, 8/2/2012	6,000,000
10,000,000	Portage, IN, PCRB (Series 1998-A) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.350%, 8/2/2012	10,000,000
1,000,000	Portage, IN, PCRB (Series 1998-B) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.350%, 8/2/2012	1,000,000
10,000,000	Spencer County, IN PCA, (Series 1998) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.350%, 8/2/2012	10,000,000
1,635,000	St. Joseph County, IN EDRB, (Series 1998) Weekly VRDNs (South Bend Heritage Foundation, Inc.)/(Key Bank, N.A. LOC), 0.290%, 8/1/2012	1,635,000
1,200,000	St. Joseph County, IN EDRB, (Series 2002) Weekly VRDNs (Family & Children's Center Properties Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.330%, 8/2/2012	1,200,000
6,300,000	St. Joseph County, IN Hospital Authority, Health System Refunding Revenue Bonds (Series 2008A) Weekly VRDNs (Memorial Health System, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.170%, 8/1/2012	6,300,000
900,000	Whitley County, IN, (Series 1999) Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.380%, 8/2/2012	900,000
	TOTAL	98,130,846
	Iowa—0.5%
5,500,000	Iowa Finance Authority—Health Facilities, (Series 2009D) Daily VRDNs (Iowa Health System)/(Bank of America N.A. LOC), 0.180%, 8/1/2012	5,500,000
4,770,000	Iowa Finance Authority, (Series 2001A) Weekly VRDNs (U.S. Filter Water)/(Societe Generale, Paris LOC), 0.420%, 8/2/2012	4,770,000
5,300,000	Iowa Finance Authority, (Series 2007) Weekly VRDNs (Five Star Holdings LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.250%, 8/2/2012	5,300,000
Annual Shareholder Report
10

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Iowa—continued
$6,000,000		Iowa Finance Authority, (Series 2007) Weekly VRDNs (Roorda Dairy, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.260%, 8/2/2012	$6,000,000
		TOTAL	21,570,000
		Kansas—0.3%
9,315,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2009-11) Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.270%, 8/2/2012	9,315,000
3,430,000		Dodge City, KS IDA, (Series 2000) Weekly VRDNs (Farmland National Beef Packing Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.250%, 8/2/2012	3,430,000
		TOTAL	12,745,000
		Kentucky—0.5%
5,500,000		Hopkinsville, KY, (Series 2007A) Weekly VRDNs (Riken Elastomers Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.240%, 8/2/2012	5,500,000
5,740,000		Maysville, KY, (Series 1996) Weekly VRDNs (Green Tokai)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.210%, 8/2/2012	5,740,000
10,000,000		Somerset, KY Industrial Building, (Series 2009) Weekly VRDNs (Armstrong Hardwood Flooring Co.)/(Bank of Nova Scotia, Toronto LOC), 0.190%, 8/2/2012	10,000,000
		TOTAL	21,240,000
		Louisiana—1.0%
4,900,000		Calcasieu Parish, LA, IDB, (Series 1998) Weekly VRDNs (HydroServe Westlake, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.220%, 8/1/2012	4,900,000
6,025,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/(Series 2009-10) Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.270%, 8/2/2012	6,025,000
5,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(PNC Bank, N.A. LOC), 0.240%, 8/2/2012	5,000,000
4,630,000		Louisiana HFA, (Series 2007) Weekly VRDNs (Emerald Point Apartments Partners, Ltd.)/(FNMA LOC), 0.200%, 8/2/2012	4,630,000
7,500,000		Port of New Orleans, LA Board of Commissioners, (Series 2002) Weekly VRDNs (New Orleans Cold Storage)/(FHLB of Dallas LOC), 0.200%, 8/1/2012	7,500,000
14,050,000		St. Tammany Parish Development District, LA, (Series 2008) Weekly VRDNs (Rooms to Go St. Tammany LLC)/(SunTrust Bank LOC), 0.440%, 8/1/2012	14,050,000
		TOTAL	42,105,000
		Maine—1.3%
3,100,000		Maine Finance Authority Weekly VRDNs (William Arthur, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.370%, 8/1/2012	3,100,000
9,585,000		Maine State Housing Authority, (Series 2008E-1) Weekly VRDNs (Citibank NA, New York LIQ), 0.230%, 8/2/2012	9,585,000
Annual Shareholder Report
11

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Maine—continued
$25,415,000		Maine State Housing Authority, (Series 2008E-2) Weekly VRDNs (Citibank NA, New York LIQ), 0.250%, 8/2/2012	$25,415,000
15,550,000		Maine State Housing Authority, (Series 2008E-2) Weekly VRDNs (Citibank NA, New York LIQ), 0.250%, 8/2/2012	15,550,000
		TOTAL	53,650,000
		Maryland—0.9%
465,000		Baltimore County, MD, (1994 Issue) Weekly VRDNs (Direct Marketing Associates, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.380%, 8/1/2012	465,000
2,230,000		Maryland Community Development Administration—MFH, (Series 1990 C) Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.250%, 8/1/2012	2,230,000
6,900,000		Maryland Community Development Administration—MFH, (Series 1990B) Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.250%, 8/1/2012	6,900,000
4,240,000	[3,4]	Maryland Community Development Administration—Residential Revenue, PUTTERs (Series 3364) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.210%, 8/2/2012	4,240,000
2,550,000		Maryland State Economic Development Corp., (Series 1998) Weekly VRDNs (Morrison Health Care, Inc.)/(Bank of America N.A. LOC), 0.550%, 8/2/2012	2,550,000
450,000		Maryland State Economic Development Corp., (Series 1999A) Weekly VRDNs (Victor Graphics, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.350%, 8/3/2012	450,000
1,560,000		Maryland State Economic Development Corp., (Series 2005A) Weekly VRDNs (Canusa Hershman Recycling)/(Wells Fargo Bank, N.A. LOC), 0.320%, 8/3/2012	1,560,000
3,925,000		Maryland State Economic Development Corp., (Series 2006A) Weekly VRDNs (Constellation Energy Group, Inc.)/(Royal Bank of Scotland PLC, Edinburgh LOC), 0.230%, 8/2/2012	3,925,000
13,185,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, P-FLOATs (Series MT-277) Weekly VRDNs (Mercy Medical Center)/(Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.480%, 8/2/2012	13,185,000
959,000		Montgomery County, MD Weekly VRDNs (Information Systems and Networks Corp.)/(Bank of America N.A. LOC), 1.150%, 8/1/2012	959,000
2,000,000		Washington County, MD Economic Development Revenue Board, (Series 2006) Weekly VRDNs (Packaging Services of Maryland, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.380%, 8/2/2012	2,000,000
		TOTAL	38,464,000
		Massachusetts—0.7%
5,000,000		Boston, MA IDFA, (Series 2006C) Weekly VRDNs (Fenway Community Health Center)/(Sovereign Bank LOC), 1.250%, 8/1/2012	5,000,000
9,405,000		Massachusetts HEFA, (Series 2009) Weekly VRDNs (CIL Realty of Massachusetts)/(HSBC Bank USA LOC), 0.150%, 8/2/2012	9,405,000
Annual Shareholder Report
12

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Massachusetts—continued
$6,420,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Becker College)/(Sovereign Bank LOC), 1.250%, 8/2/2012	$6,420,000
105,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Governor Dummer Academy)/(TD Bank, N.A. LOC), 0.150%, 8/1/2012	105,000
10,544,300		Pittsfield, MA, (Series B), 1.25% BANs, 6/28/2013	10,615,637
		TOTAL	31,545,637
		Michigan—2.6%
8,575,000		Fremont, MI Hospital Finance Authority, (Series 2007) Weekly VRDNs (Gerber Memorial Health Services)/(Fifth Third Bank, Cincinnati LOC), 0.270%, 8/3/2012	8,575,000
5,500,000		Grand Rapids, MI IDR, (Series 2007) Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America N.A. LOC), 0.550%, 8/2/2012	5,500,000
1,765,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.270%, 8/3/2012	1,765,000
6,000,000		Michigan State Financial Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.270%, 8/1/2012	6,000,000
37,870,000		Michigan State Housing Development Authority, MFH Revenue Bonds (Series 2002A) Weekly VRDNs (Bank of America N.A. LIQ), 0.280%, 8/2/2012	37,870,000
4,320,000		Michigan State Strategic Fund Weekly VRDNs (Bishop Creek LLC)/(Comerica Bank LOC), 0.250%, 8/2/2012	4,320,000
2,990,000		Michigan State Strategic Fund, (Series 2007) Weekly VRDNs (Lapeer Industries, Inc.)/(Bank of America N.A. LOC), 0.550%, 8/2/2012	2,990,000
2,900,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Washtenaw Christian Academy)/(Fifth Third Bank, Cincinnati LOC), 0.270%, 8/3/2012	2,900,000
6,945,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC)/(Fifth Third Bank, Cincinnati LOC), 0.270%, 8/2/2012	6,945,000
32,550,000	[3,4]	Wayne County, MI Airport Authority, SPEARs (Series DBE-652), 0.40% TOBs (Assured Guaranty Municipal Corp. INS)/(Deutsche Bank AG LIQ), Optional Tender 9/20/2012	32,550,000
		TOTAL	109,415,000
		Minnesota—2.4%
520,000		Blue Earth, MN, (Series 2006) Weekly VRDNs (Nortech Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.380%, 8/2/2012	520,000
1,400,000		Coon Rapids, MN, (Series 1999) Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.380%, 8/2/2012	1,400,000
11,000,000		Eden Prairie, MN MFH, (Series 2003-A) Weekly VRDNs (Eden Prairie, MN Leased Housing Associates LLP)/(Bank of America N.A. LOC), 0.470%, 8/3/2012	11,000,000
Annual Shareholder Report
13

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Minnesota—continued
$1,700,000		Hennepin County, MN Housing and Redevelopment Authority, (Series 2001) Weekly VRDNs (City Apartments at Loring Park)/(FNMA LOC), 0.180%, 8/2/2012	$1,700,000
1,320,000		Melrose, MN, (Series 2008) Weekly VRDNs (Proliant Dairy, Inc.)/(Bank of America N.A. LOC), 0.550%, 8/2/2012	1,320,000
24,390,000		Ramsey County, MN Housing and Redevelopment Authority, (Series 2003 A) Weekly VRDNs (Gateway Apartments LP)/(Bank of America N.A. LOC), 0.470%, 8/3/2012	24,390,000
16,100,000		St. Anthony, MN, (Series 2004A) Weekly VRDNs (Landings at Silver Lake Village)/(Bank of America N.A. LOC), 0.470%, 8/3/2012	16,100,000
5,000,000		St. Anthony, MN, (Series 2007) Weekly VRDNs (Landings at Silver Lake Village)/(Bank of America N.A. LOC), 0.570%, 8/3/2012	5,000,000
21,950,000		St. Paul and Ramsey County, MN Housing and Redevelopment Authority, (Series 2002A) Weekly VRDNs (St. Paul Leased Housing Associates I)/(Bank of America N.A. LOC), 0.470%, 8/3/2012	21,950,000
11,705,000		St. Paul and Ramsey County, MN Housing and Redevelopment Authority, (Series 2003) Weekly VRDNs (St. Paul Leased Housing Associates 1, LP)/(Bank of America N.A. LOC), 0.470%, 8/3/2012	11,705,000
4,820,000		St. Paul, MN Housing & Redevelopment Authority, (Series 2006A) Weekly VRDNs (Gateway Apartments LP)/(Bank of America N.A. LOC), 0.570%, 8/3/2012	4,820,000
485,000		St. Paul, MN Port Authority, (Series 2002-11) Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 0.330%, 8/2/2012	485,000
		TOTAL	100,390,000
		Mississippi—1.2%
7,005,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/(Series 2009-14) Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.270%, 8/2/2012	7,005,000
9,570,000		Mississippi Home Corp., (Series 1999C) Weekly VRDNs (Summer Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.200%, 8/2/2012	9,570,000
6,800,000		Mississippi Home Corp., (Series 2004-6) Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 0.200%, 8/2/2012	6,800,000
9,330,000		Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.200%, 8/2/2012	9,330,000
9,670,000		Mississippi Home Corp., (Series 2006-2) Weekly VRDNs (Bradford Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.200%, 8/2/2012	9,670,000
6,075,000		Mississippi Home Corp., (Series 2006-5) Weekly VRDNs (Ashton Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.200%, 8/2/2012	6,075,000
3,290,000	[3,4]	Mississippi Home Corp., MERLOTS (Series 2001-A8) Weekly VRDNs (GNMA COL)/(Wells Fargo Bank, N.A. LIQ), 0.230%, 8/1/2012	3,290,000
		TOTAL	51,740,000
Annual Shareholder Report
14

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Missouri—0.0%
$315,000		St. Louis, MO IDA, (Series 1997) Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, N.A., Kansas City LOC), 0.370%, 8/2/2012	$315,000
		Montana—0.1%
3,740,000	[3,4]	Montana State Board of Housing, P-FLOATs (Series PA-1406R) Weekly VRDNs (Bank of America N.A. LIQ), 0.370%, 8/2/2012	3,740,000
		Multi-State—13.3%
25,000,000	[3,4]	BlackRock MuniHoldings Investment Quality Fund, (2746 Series W-7) Weekly VRDPs, (GTD by Bank of America N.A.), 0.410%, 8/2/2012	25,000,000
12,378,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-12) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.300%, 8/2/2012	12,378,000
44,943,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-13) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.300%, 8/2/2012	44,943,000
2,030,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-68) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.300%, 8/2/2012	2,030,000
11,005,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-77) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.300%, 8/2/2012	11,005,000
17,040,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-78) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.300%, 8/2/2012	17,040,000
58,700,000	[3,4]	FHLMC, Eagles (Series 2008-0055F) Weekly VRDNs (GTD by FHLMC)/(FHLMC LIQ), 0.200%, 8/2/2012	58,700,000
10,325,000		FHLMC, Floater Certificates (Series M015-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.200%, 8/2/2012	10,325,000
18,257,000		FHLMC, Floater Certificates (Series M017-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.200%, 8/2/2012	18,257,000
24,489,000		FHLMC, Floater Certificates (Series M020-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.200%, 8/2/2012	24,489,000
91,300,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 2) Weekly VRDPs, (GTD by Deutsche Bank AG), 0.250%, 8/2/2012	91,300,000
30,000,000	[3,4]	Nuveen Insured Municipal Opportunity Fund, (Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.270%, 8/2/2012	30,000,000
85,300,000	[3,4]	Nuveen Insured Premium Income Municipal Fund 2, (Series 2) Weekly VRDPs, (GTD by Deutsche Bank AG), 0.280%, 8/2/2012	85,300,000
20,000,000	[3,4]	Nuveen Municipal Advantage Fund, Inc., (Series 1) Weekly VRDPs, (GTD by JPMorgan Chase Bank, N.A.), 0.250%, 8/2/2012	20,000,000
25,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., (Series 1) Weekly VRDPs, (GTD by Deutsche Bank AG), 0.320%, 8/2/2012	25,000,000
Annual Shareholder Report
15

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Multi-State—continued
$24,000,000	[3,4]	Nuveen Premier Insured Municipal Income Fund, Inc., (1309 Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.270%, 8/2/2012	$24,000,000
30,000,000	[3,4]	Nuveen Premium Income Municipal Fund 2, Inc., (4,895 Series 1) Weekly VRDPs, (GTD by Barclays Bank PLC), 0.270%, 8/2/2012	30,000,000
5,000,000	[3,4]	Nuveen Premium Income Municipal Fund 4, Inc., (Series 1) Weekly VRDPs, (GTD by JPMorgan Chase Bank, N.A.), 0.250%, 8/2/2012	5,000,000
25,000,000	[3,4]	Nuveen Quality Income Municipal Fund, Inc., (3884 Series 1) Weekly VRDPs, (GTD by JPMorgan Chase Bank, N.A.), 0.250%, 8/2/2012	25,000,000
		TOTAL	559,767,000
		Nebraska—0.1%
1,650,000		Douglas County, NE, (Series 1997) Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.330%, 8/2/2012	1,650,000
2,000,000		Nebraska Investment Finance Authority, (Series 2005) Weekly VRDNs (Tuls Properties LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.260%, 8/2/2012	2,000,000
		TOTAL	3,650,000
		Nevada—1.3%
33,000,000		Clark County, NV Airport System, Junior Subordinate Lien Revenue Notes (Series 2012A-1), 2.00% BANs, 7/1/2013	33,475,400
19,295,000	[3,4]	Truckee Meadows, NV Water Authority, Stage Trust (Series 2008-14C), 0.27% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Mandatory Tender 10/25/2012	19,295,000
		TOTAL	52,770,400
		New Hampshire—0.6%
25,785,000		New Hampshire Business Finance Authority, (Series 2008) Daily VRDNs (Valley Regional Hospital)/(RBS Citizens Bank N.A. LOC), 0.200%, 8/1/2012	25,785,000
980,000	[3,4]	New Hampshire State HFA, MERLOTS (Series 2001-A51) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.680%, 8/1/2012	980,000
		TOTAL	26,765,000
		New Jersey—3.7%
9,445,250		Cherry Hill, NJ, (Series 2011), 1.50% BANs, 10/17/2012	9,466,411
6,882,093		Englewood Cliffs, NJ, 1.25% BANs, 3/29/2013	6,915,853
4,168,620		Haddonfield, NJ, 1.25% BANs, 3/29/2013	4,191,809
22,733,000		Hamilton Township, NJ, (Series 2012A-B), 1.25% BANs, 6/13/2013	22,879,830
5,247,686		Morristown, NJ, 1.50% BANs, 6/14/2013	5,283,873
6,115,000		New Jersey Health Care Facilities Financing Authority, (Series 1997) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.790%, 8/1/2012	6,115,000
7,240,000		New Jersey Health Care Facilities Financing Authority, (Series 2007-III) Weekly VRDNs (Meridian Health System Obligated Group)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.400%, 8/1/2012	7,240,000
Annual Shareholder Report
16

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	New Jersey—continued
$12,360,000	New Jersey Health Care Facilities Financing Authority, (Series 2011C) Weekly VRDNs (Barnabas Health)/(JPMorgan Chase Bank, N.A. LOC), 0.160%, 8/1/2012	$12,360,000
70,000,000	New Jersey State VRNs, 0.495%, 8/1/2012	70,008,189
11,000,000	Readington Township, NJ, 1.00% BANs, 2/1/2013	11,033,568
	TOTAL	155,494,533
	New Mexico—0.2%
100,000	Albuquerque, NM IDRB, (Series 1996) Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.330%, 8/2/2012	100,000
3,400,000	Albuquerque, NM IDRB, (Series 1999) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.330%, 8/2/2012	3,400,000
3,200,000	Bernalillo County, NM MFH, (Series 2008) Weekly VRDNs (Las Brisas Apartments)/(U.S. Bank, N.A. LOC), 0.250%, 8/2/2012	3,200,000
1,400,000	Los Lunas Village, NM, (Series 1998) Weekly VRDNs (Wall Colmonoy Corp.)/(Bank of America N.A. LOC), 0.430%, 8/1/2012	1,400,000
	TOTAL	8,100,000
	New York—7.3%
11,174,500	East Bloomfield, NY CSD, 1.25% BANs, 6/21/2013	11,238,579
5,590,000	Hempstead (town), NY IDA MFH, (Series 2006) Weekly VRDNs (Hempstead Village Housing Associates LP)/(FNMA LOC), 0.180%, 8/2/2012	5,590,000
34,350,000	Metropolitan Transportation Authority, NY, (Series 2005E-1) Weekly VRDNs (MTA Transportation Revenue)/(BNP Paribas SA LOC), 0.310%, 8/2/2012	34,350,000
15,000,000	Middletown, NY City School District, 1.00% BANs, 9/27/2012	15,010,899
4,600,000	New Rochelle, NY IDA, (Series 2006: West End Phase I Facility) Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank NA, New York LOC), 0.400%, 8/2/2012	4,600,000
5,500,000	New York City Housing Development Corp., (2007 Series A: 550 East 170th Street Apartments) Weekly VRDNs (East 170th Street Associates LP)/(Citibank NA, New York LOC), 0.220%, 8/1/2012	5,500,000
25,000,000	New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series FF-2) Daily VRDNs (KBC Bank N.V. LIQ), 0.280%, 8/1/2012	25,000,000
9,000,000	New York City, NY, (Fiscal 2006 Series I-3) Daily VRDNs (Bank of America N.A. LOC), 0.170%, 8/1/2012	9,000,000
26,000,000	New York City, NY, (Fiscal 2008 Subseries D-3) Weekly VRDNs (Credit Agricole Corporate and Investment Bank LIQ), 0.320%, 8/2/2012	26,000,000
1,700,000	New York City, NY, (Fiscal 2008 Subseries D-4) Weekly VRDNs (Credit Agricole Corporate and Investment Bank LIQ), 0.300%, 8/2/2012	1,700,000
25,700,000	New York City, NY, (Fiscal 2008 Subseries J-11) Weekly VRDNs (KBC Bank N.V. LIQ), 0.280%, 8/2/2012	25,700,000
Annual Shareholder Report
17

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—continued
$20,000,000		New York State HFA, (Series 2008A: Related 42nd & 10th) Weekly VRDNs (42nd and 10th Associates, LLC)/(Landesbank Baden-Wurttemberg LOC), 0.800%, 8/1/2012	$20,000,000
4,000,000		New York State Mortgage Agency, (Series 122) Weekly VRDNs (Bank of America N.A. LIQ), 0.350%, 8/1/2012	4,000,000
15,500,000		New York State Mortgage Agency, (Series 153) Weekly VRDNs (Barclays Bank PLC LIQ), 0.200%, 8/1/2012	15,500,000
21,000,000	[3,4]	Nuveen Insured New York Dividend Advantage Municipal Fund, (Series 2) Weekly VRDPs, (GTD by Deutsche Bank AG), 0.270%, 8/2/2012	21,000,000
31,000,000	[3,4]	Nuveen New York Select Quality Municipal Fund, Inc., (Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.250%, 8/2/2012	31,000,000
35,000,000		Oyster Bay, NY, (Series 2012A), 2.50% BANs, 3/8/2013	35,428,524
3,175,000		Rockland County, NY IDA, (Series 2001) Weekly VRDNs (Gussack Realty Co./Tappan Wire and Cable, Inc.)/(RBS Citizens Bank N.A. LOC), 0.230%, 8/1/2012	3,175,000
13,995,000		West Seneca, NY CSD, 1.25% BANs, 11/29/2012	14,024,631
		TOTAL	307,817,633
		North Carolina—1.7%
8,400,000		Cleveland County, NC Industrial Facilities & PCFA, (Series 1998) Weekly VRDNs (Curtiss-Wright Flight Systems, Inc.)/(Bank of America N.A. LOC), 0.420%, 8/2/2012	8,400,000
24,610,000		Durham County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Research Triangle Institute)/(SunTrust Bank LOC), 0.350%, 8/2/2012	24,610,000
4,600,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000B) Weekly VRDNs (Nucor Corp.), 0.350%, 8/1/2012	4,600,000
2,500,000		New Hanover County, NC, (Series 2008A) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.150%, 8/1/2012	2,500,000
3,220,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Guilford College)/(Branch Banking & Trust Co. LOC), 0.170%, 8/2/2012	3,220,000
2,170,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (St. David's School)/(Branch Banking & Trust Co. LOC), 0.170%, 8/2/2012	2,170,000
8,085,000		North Carolina HFA, (Series 15-C) Weekly VRDNs (TD Bank, N.A. LIQ), 0.440%, 8/1/2012	8,085,000
2,390,000		North Carolina HFA, (Series 17-C) Weekly VRDNs (TD Bank, N.A. LIQ), 0.170%, 8/1/2012	2,390,000
495,000	[3,4]	North Carolina HFA, MERLOTS (Series 2008-C20) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.230%, 8/1/2012	495,000
5,865,000	[3,4]	North Carolina HFA, PUTTERs (Series 3722Z) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.210%, 8/2/2012	5,865,000
Annual Shareholder Report
18

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		North Carolina—continued
$8,000,000		Sampson County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (Sampson County Disposal, Inc.)/(Bank of America N.A. LOC), 0.220%, 8/2/2012	$8,000,000
1,230,000		Wake County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Wake County Disposal LLC)/(Bank of America N.A. LOC), 0.220%, 8/2/2012	1,230,000
		TOTAL	71,565,000
		North Dakota—1.0%
30,000,000		Grand Forks County, ND, (Series 2011) Weekly VRDNs (J.R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.260%, 8/1/2012	30,000,000
310,000		Hebron, ND IDA, (Series 1998) Weekly VRDNs (Dacco, Inc.)/(U.S. Bank, N.A. LOC), 0.240%, 8/2/2012	310,000
12,240,000		Richland County, ND, (Series 2010A) Weekly VRDNs (Minn-Dak Farmers Cooperative)/(CoBank, ACB LOC), 0.230%, 8/2/2012	12,240,000
		TOTAL	42,550,000
		Ohio—1.4%
2,000,000		Cleveland, OH Waterworks, (Series Q) Weekly VRDNs (Bank of New York Mellon LOC), 0.130%, 8/2/2012	2,000,000
5,000,000		Cleveland, OH, 1.50% BANs, 1/25/2013	5,014,214
30,700,000		Geauga County, OH, Revenue Bonds (Series 2007A) Daily VRDNs (South Franklin Circle)/(Key Bank, N.A. LOC), 0.300%, 8/1/2012	30,700,000
20,700,000		Ohio HFA, (Series J) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.200%, 8/1/2012	20,700,000
		TOTAL	58,414,214
		Oklahoma—0.6%
5,200,000		Blaine County, OK IDA, (Series 2000) Weekly VRDNs (Seaboard Farms)/(Bank of the West, San Francisco, CA LOC), 0.680%, 8/1/2012	5,200,000
8,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 0.220%, 8/2/2012	8,000,000
11,079,211	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2009-5) Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.270%, 8/2/2012	11,079,211
		TOTAL	24,279,211
		Oregon—2.3%
10,000,000		Oregon State Housing and Community Services Department, (2007 Series H) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.200%, 8/2/2012	10,000,000
15,000,000		Oregon State Housing and Community Services Department, (2008 Series C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.200%, 8/2/2012	15,000,000
25,000,000		Oregon State Housing and Community Services Department, Single-Family Mortgage Program (2008 Series F) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.200%, 8/2/2012	25,000,000
Annual Shareholder Report
19

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Oregon—continued
$24,650,000		Oregon State Housing and Community Services Department, Single-Family Mortgage Program (2008 Series I) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.200%, 8/2/2012	$24,650,000
10,000,000		Port of Morrow, OR, (Series 2001A) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.250%, 8/2/2012	10,000,000
10,000,000		Port of Morrow, OR, (Series 2001C) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.250%, 8/2/2012	10,000,000
		TOTAL	94,650,000
		Pennsylvania—1.7%
17,085,000		Beaver County, PA IDA, (Series 2006-B) Daily VRDNs (FirstEnergy Generation Corp.)/(Citibank NA, New York LOC), 0.180%, 8/1/2012	17,085,000
14,800,000		Delaware River Port Authority Revenue, (Series 2010B) Weekly VRDNs (Bank of America N.A. LOC), 0.170%, 8/2/2012	14,800,000
20,600,000		Luzerne County, PA, (Series A of 2006) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.450%, 8/2/2012	20,600,000
6,000,000		Pennsylvania EDFA, (Series 2006) Weekly VRDNs (AMC Delancey Traditions of Hershey Partners, LP)/(FHLB of Pittsburgh LOC), 0.170%, 8/2/2012	6,000,000
9,145,000	[3,4]	Pennsylvania HFA, P-FLOATs (Series MT-713) Weekly VRDNs (Bank of America N.A. LIQ), 0.300%, 8/2/2012	9,145,000
3,445,000		Pennsylvania State Higher Education Facilities Authority, (Series 2007B) Weekly VRDNs (La Salle University)/(Citizens Bank of Pennsylvania LOC), 0.180%, 8/1/2012	3,445,000
		TOTAL	71,075,000
		Rhode Island—0.4%
9,000,000		Newport, RI, 1.25% BANs, 7/3/2013	9,064,239
6,300,000		Warwick, RI Housing Authority, (Series 2001) Daily VRDNs (Trafalgar East Apartments)/(Bank of America N.A. LOC), 0.250%, 8/1/2012	6,300,000
		TOTAL	15,364,239
		South Carolina—1.8%
10,000,000		Berkeley County, SC IDB, (Series 1996A) Weekly VRDNs (Nucor Corp.), 0.250%, 8/1/2012	10,000,000
25,000,000		Berkeley County, SC IDB, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.250%, 8/1/2012	25,000,000
4,780,000		Rock Hill, SC Utility System, Combined Utility System Revenue Bonds (Series 2003-B) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.400%, 8/1/2012	4,780,000
10,000,000		South Carolina Jobs-EDA, (Series 1997) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.260%, 8/1/2012	10,000,000
3,000,000		South Carolina Jobs-EDA, (Series 1997B) Weekly VRDNs (Mohawk Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.310%, 8/2/2012	3,000,000
Annual Shareholder Report
20

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		South Carolina—continued
$6,225,000		South Carolina Jobs-EDA, (Series 1997C) Weekly VRDNs (Mohawk Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.310%, 8/2/2012	$6,225,000
8,000,000		South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Brashier Charter, LLC)/(SunTrust Bank LOC), 0.440%, 8/1/2012	8,000,000
6,935,000		South Carolina Jobs-EDA, IDBs (Series 2008) Weekly VRDNs (South Carolina Electric and Gas)/(Branch Banking & Trust Co. LOC), 0.210%, 8/2/2012	6,935,000
		TOTAL	73,940,000
		South Dakota—0.4%
8,410,000		South Dakota EDFA, (Series 1996) Weekly VRDNs (Hastings Filters, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.230%, 8/2/2012	8,410,000
4,000,000		South Dakota Housing Development Authority, (2003 Series F) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.270%, 8/2/2012	4,000,000
3,000,000		South Dakota Value Added Finance Authority, (Series 2004) Weekly VRDNs (Prairie Gold Dairy LLC)/(CoBank, ACB LOC), 0.220%, 8/2/2012	3,000,000
		TOTAL	15,410,000
		Tennessee—2.1%
12,710,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-3-C) Daily VRDNs (Loudon County, TN)/(KBC Bank N.V. LOC), 0.500%, 8/1/2012	12,710,000
5,000,000		Covington, TN IDB, (Series 1992) Weekly VRDNs (Charms Co.)/(Bank of America N.A. LOC), 0.330%, 8/1/2012	5,000,000
3,200,000		Dickson County, TN IDB, (Series 1997) Weekly VRDNs (Jackson Foundation)/(SunTrust Bank LOC), 0.440%, 8/1/2012	3,200,000
3,500,000		Jackson, TN Health Educational & Housing Facilities Board Multifamily Revenue, (Series 1998) Weekly VRDNs (Park Ridge Apartments)/(Wells Fargo Bank, N.A. LOC), 0.200%, 8/2/2012	3,500,000
11,395,000	[3,4]	Knox County, TN Health Education & Housing Facilities Board, P-FLOATs (Series PT-2524) Weekly VRDNs (Steeplechase Falls II LP)/(Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.380%, 8/2/2012	11,395,000
7,500,000		Marion County, TN IDA, (Series 2000) Weekly VRDNs (Valmont Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.330%, 8/2/2012	7,500,000
22,790,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series V-A-1) Weekly VRDNs (Metropolitan Knoxville, TN Airport Authority)/(Branch Banking & Trust Co. LOC), 0.240%, 8/1/2012	22,790,000
16,150,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-A-1) Daily VRDNs (Hawkins County, TN)/(KBC Bank N.V. LOC), 0.500%, 8/1/2012	16,150,000
Annual Shareholder Report
21

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Tennessee—continued
$7,535,000	[3,4]	Tennessee Housing Development Agency, Clipper Tax-Exempt Certificates Trust (Series 2009-02) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.270%, 8/2/2012	$7,535,000
		TOTAL	89,780,000
		Texas—8.0%
59,100,000		Austin, TX Airport System, (Series 2005-3) Weekly VRDNs (Austin, TX)/(State Street Bank and Trust Co. LOC), 0.200%, 8/2/2012	59,100,000
13,775,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2004) Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.280%, 8/2/2012	13,775,000
14,500,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2006) Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.280%, 8/2/2012	14,500,000
4,000,000		Colorado River, TX Municipal Water Distribution, (Series 2001) Weekly VRDNs (Republic Services, Inc.)/(Bank of America N.A. LOC), 0.250%, 8/2/2012	4,000,000
2,100,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (DARE Investments)/(Rabobank Nederland NV, Utrecht LOC), 0.260%, 8/2/2012	2,100,000
2,950,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (Northside Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.260%, 8/2/2012	2,950,000
3,000,000		Dallam County, TX IDC, (Series 2006) Weekly VRDNs (Dalhart Jersey Ranch, Inc.)/(CoBank, ACB LOC), 0.220%, 8/2/2012	3,000,000
16,000,000		Harris County, TX HFDC, (Series 2008A) Weekly VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A. and Wells Fargo Bank, N.A. LIQs), 0.220%, 8/2/2012	16,000,000
3,650,000		Harris County, TX HFDC, (Subseries 2007A-2) Daily VRDNs (Baylor College of Medicine)/(Bank of America N.A. LOC), 0.180%, 8/1/2012	3,650,000
11,895,000	[3,4]	Harris County, TX Housing Finance Corp., P-FLOATs (Series PT-4551) Weekly VRDNs (Bayview Apartments)/(FHLMC LIQ)/(FHLMC LOC), 0.420%, 8/2/2012	11,895,000
14,370,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly VRDNs (Harris Park Partners LP)/(Wells Fargo Bank, N.A. LOC), 0.200%, 8/2/2012	14,370,000
17,000,000		Lower Colorado River Authority, TX, (Series B), 0.30% CP (Bank of America N.A. LOC), Mandatory Tender 11/13/2012	17,000,000
5,000,000		North Texas Tollway Authority, (Series A-1), 0.33% CP (Bank of America N.A. LOC), Mandatory Tender 10/9/2012	5,000,000
9,695,000	[3,4]	Texas State Department of Housing & Community Affairs, P-FLOATs (Series PT-4594) Weekly VRDNs (Tranquility Housing Ltd.)/(GTD by FHLMC)/(FHLMC LIQ), 0.350%, 8/2/2012	9,695,000
100,000,000		Texas State, (Series 2011A), 2.50% TRANs, 8/30/2012	100,177,355
7,180,000	[3,4]	Texas State, MERLOTS (Series 2008-C47) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.230%, 8/1/2012	7,180,000
Annual Shareholder Report
22

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Texas—continued
$52,000,000		Texas State, Variable Rate College Student Loan & Refunding Bonds (Series 2003) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.200%, 8/2/2012	$52,000,000
		TOTAL	336,392,355
		Utah—0.1%
1,025,000		Emery County, UT, PCRB (Series 1991) Weekly VRDNs (Pacificorp)/(JPMorgan Chase Bank, N.A. LOC), 0.170%, 8/1/2012	1,025,000
1,290,000		Salt Lake County, UT Training Facilities, (Series 2000) Weekly VRDNs (Community Foundation For The Disabled, Inc.)/(Wells Fargo Bank Northwest, N.A. LOC), 0.330%, 8/2/2012	1,290,000
		TOTAL	2,315,000
		Vermont—2.0%
10,440,000		Vermont HFA, (Series 24A) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(TD Bank, N.A. LIQ), 0.330%, 8/1/2012	10,440,000
12,945,000		Vermont HFA, (Series 25A) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(TD Bank, N.A. LIQ), 0.330%, 8/1/2012	12,945,000
11,950,000		Vermont HFA, (Series 26) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(TD Bank, N.A. LIQ), 0.330%, 8/1/2012	11,950,000
47,340,000		Vermont State Student Assistance Corp., (Series 2008C-2) Weekly VRDNs (State Street Bank and Trust Co. LOC), 0.160%, 8/2/2012	47,340,000
		TOTAL	82,675,000
		Virginia—0.2%
1,000,000		Brunswick County, VA IDA, (Series 1996) Weekly VRDNs (Aegis Waste Solutions, Inc.)/(Bank of America N.A. LOC), 0.400%, 8/2/2012	1,000,000
4,200,000		Fairfax County, VA EDA, (Series 2005) Weekly VRDNs (Public Broadcasting Service)/(Bank of America N.A. LOC), 0.260%, 8/2/2012	4,200,000
1,800,000		Hanover County, VA IDA, (Series 2005A) Weekly VRDNs (Rhapsody Land & Development LLC)/(Wells Fargo Bank, N.A. LOC), 0.330%, 8/2/2012	1,800,000
3,000,000		Portsmouth, VA IDA, (Series 2001B) Weekly VRDNs (Ocean Marine LLC)/(Wells Fargo Bank, N.A. LOC), 0.240%, 8/2/2012	3,000,000
		TOTAL	10,000,000
		Washington—1.7%
2,400,000		Kitsap County, WA IDC, (Series 2006) Weekly VRDNs (Cara Land Co., LLC)/(Wells Fargo Bank, N.A. LOC), 0.380%, 8/2/2012	2,400,000
2,125,000		Port of Pasco, WA Economic Development Corp., (Series 1996) Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 0.220%, 8/2/2012	2,125,000
7,435,000	[3,4]	Port of Seattle, WA, PUTTERs (Series 2020) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.230%, 8/2/2012	7,435,000
2,790,000		Washington State EDFA, (Series 2000C) Weekly VRDNs (AMI-Moore LLC)/(Key Bank, N.A. LOC), 0.650%, 8/2/2012	2,790,000
Annual Shareholder Report
23

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Washington—continued
$13,650,000	Washington State EDFA, (Series 2000H) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.220%, 8/1/2012	$13,650,000
11,650,000	Washington State EDFA, (Series 2000I) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.220%, 8/1/2012	11,650,000
7,375,000	Washington State EDFA, (Series 2001E) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Bank of America N.A. LOC), 0.300%, 8/2/2012	7,375,000
1,000,000	Washington State EDFA, (Series 2001L) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Bank of America N.A. LOC), 0.300%, 8/2/2012	1,000,000
10,000,000	Washington State EDFA, (Series 2007A) Weekly VRDNs (Delta Marine Industries, Inc.)/(Key Bank, N.A. LOC), 0.400%, 8/2/2012	10,000,000
4,500,000	Washington State EDFA, (Series 2007J) Weekly VRDNs (Ocean Gold Seafoods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.300%, 8/2/2012	4,500,000
2,790,000	Washington State EDFA, (Series C) Weekly VRDNs (Novelty Hills Properties LLC)/(U.S. Bank, N.A. LOC), 0.230%, 8/2/2012	2,790,000
4,560,000	Washington State Housing Finance Commission: MFH, (Series 2007) Weekly VRDNs (Clark Island LP)/(FHLMC LOC), 0.200%, 8/2/2012	4,560,000
	TOTAL	70,275,000
	West Virginia—0.1%
3,760,000	Ritchie County, WV, IDRB (Series 1996) Weekly VRDNs (Simonton Building Products, Inc.)/(PNC Bank, N.A. LOC), 0.240%, 8/2/2012	3,760,000
	Wisconsin—2.0%
4,000,000	Combined Locks, WI IDRB, (Series 1997) Weekly VRDNs (Appleton Papers)/(Fifth Third Bank, Cincinnati LOC), 0.390%, 8/2/2012	4,000,000
3,150,000	Kiel, WI IDA, (Series 2007) Weekly VRDNs (Polar Ware Co.)/(Wells Fargo Bank, N.A. LOC), 0.300%, 8/2/2012	3,150,000
4,490,000	Lancaster, WI IDRB, (Series 2007) Weekly VRDNs (Woolwich Dairy (USA), Inc.)/(BMO Harris Bank, N.A. LOC), 0.290%, 8/2/2012	4,490,000
1,590,000	West Bend, WI IDA, (Series 2006) Weekly VRDNs (Jackson Concrete, Inc.)/(U.S. Bank, N.A. LOC), 0.250%, 8/2/2012	1,590,000
1,500,000	Whitehall, WI IDRB, (Series 2007) Weekly VRDNs (Whitehall Specialties, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.220%, 8/2/2012	1,500,000
15,000,000	Wisconsin HEFA, (Series 2010C), 0.40% CP (Aurora Health Care, Inc.)/(Bank of America N.A. LOC), Mandatory Tender 8/6/2012	15,000,000
31,000,000	Wisconsin Housing & EDA, (Series A) Weekly VRDNs (FHLB of Chicago LIQ), 0.200%, 8/2/2012	31,000,000
21,665,000	Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.180%, 8/1/2012	21,665,000
	TOTAL	82,395,000
	Wyoming—0.8%
10,000,000	Sweetwater County, WY Environmental Improvement, (Series 1995) Daily VRDNs (Pacificorp)/(Barclays Bank PLC LOC), 0.190%, 8/1/2012	10,000,000
Annual Shareholder Report
24

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Wyoming—continued
$22,700,000	Sweetwater County, WY Environmental Improvement, (Series 2007) Weekly VRDNs (Simplot Phosphates LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.260%, 8/1/2012	$22,700,000
	TOTAL	32,700,000
	TOTAL MUNICIPAL INVESTMENTS—100.5% (AT AMORTIZED COST)[5]	4,225,769,284
	OTHER ASSETS AND LIABILITIES - NET—(0.5)%[6]	(20,278,559)
	TOTAL NET ASSETS—100%	$4,205,490,725
Securities that are subject to the federal alternative minimum tax (AMT) represent 66.0% of the portfolio as calculated based upon total market value (percentage is unaudited).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2012, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value (unaudited)
First Tier	Second Tier
96.6%	3.4%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2012, these restricted securities amounted to $964,842,211, which represented 22.9% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2012, these liquid restricted securities amounted to $964,842,211, which represented 22.9% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2012.
Annual Shareholder Report
25

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Annual Shareholder Report
26

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CDA	—Community Development Authority
COL	—Collateralized
COPs	—Certificates of Participation
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB(s)	—Industrial Development Bond(s)
IDC	—Industrial Development Corporation
IDFA	—Industrial Development Finance Authority
IDR	—Industrial Development Revenue
IDRB(s)	—Industrial Development Revenue Bond(s)
INS	—Insured
LIQ(s)	—Liquidity Agreement(s)
LOC	—Letter of Credit
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	—Multi-Family Housing
PCA	—Pollution Control Authority
PCFA	—Pollution Control Finance Authority
PCRB	—Pollution Control Revenue Bond
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
PUTTERs	—Puttable Tax-Exempt Receipts
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRNs	—Variable Rate Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
27

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.002	0.003	0.015	0.029
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.002	0.003	0.015	0.029
Less Distributions:
Distributions from net investment income	(0.001)	(0.002)	(0.003)	(0.015)	(0.029)
Distributions from net realized gain on investments	(0.000)[1]	—	—	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.001)	(0.002)	(0.003)	(0.015)	(0.029)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.15%	0.20%	0.27%	1.52%	2.92%
Ratios to Average Net Assets:
Net expenses	0.21%[3]	0.21%[3]	0.22%	0.22%[3]	0.18%[3]
Net investment income	0.14%	0.20%	0.26%	1.41%	2.94%
Expense waiver/reimbursement[4]	0.08%	0.08%	0.08%	0.11%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,268,337	$2,802,916	$3,472,460	$2,950,672	$3,192,965
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.21%, 0.21%, 0.22% and 0.18% for the years ended July 31, 2012, 2011, 2009 and 2008, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
28

Statement of Assets and Liabilities
July 31, 2012
Assets:
Total investment in securities, at amortized cost and fair value		$4,225,769,284
Cash		425,620
Income receivable		5,566,504
Receivable for shares sold		68,640
TOTAL ASSETS		4,231,830,048
Liabilities:
Payable for shares redeemed	$25,978,520
Income distribution payable	74,274
Payable for Directors'/Trustees' fees	6,046
Payable for shareholder services fee (Note 5)	157,460
Accrued expenses	123,023
TOTAL LIABILITIES		26,339,323
Net assets for 4,205,483,361 shares outstanding		$4,205,490,725
Net Assets Consist of:
Paid-in capital		$4,205,463,050
Accumulated net realized gain on investments		46,862
Distributions in excess of net investment income		(19,187)
TOTAL NET ASSETS		$4,205,490,725
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$2,268,336,818 ÷ 2,268,323,699 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$828,815,465 ÷ 828,825,233 shares outstanding, no par value, unlimited shares authorized		$1.00
Capital Shares:
$1,108,338,442 ÷ 1,108,334,429 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
29

Statement of Operations
Year Ended July 31, 2012
Investment Income:
Interest			$16,576,462
Expenses:
Investment adviser fee (Note 5)		$9,403,736
Administrative fee (Note 5)		3,668,449
Custodian fees		155,567
Transfer and dividend disbursing agent fees and expenses		51,321
Directors'/Trustees' fees		33,756
Auditing fees		20,000
Legal fees		27,341
Portfolio accounting fees		185,498
Shareholder services fee (Note 5)		2,985,460
Account administration fee (Note 2)		342,869
Share registration costs		152,330
Printing and postage		59,191
Insurance premiums		13,474
Miscellaneous		25,828
TOTAL EXPENSES		17,124,820
Waivers, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 5)	$(3,601,851)
Waiver of administrative fee (Note 5)	(90,327)
Waiver of shareholder services fee (Note 5)	(927,965)
Reimbursement of shareholder services fee (Note 5)	(188,687)
Reduction of custodian fees (Note 6)	(130)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(4,808,960)
Net expenses			12,315,860
Net investment income			4,260,602
Net realized gain on investments			68,320
Change in net assets resulting from operations			$4,328,922
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
30

Statement of Changes in Net Assets
Year Ended July 31	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,260,602	$8,113,587
Net realized gain on investments	68,320	737,407
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,328,922	8,850,994
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(3,704,946)	(6,704,737)
Service Shares	(87,738)	(93,690)
Capital Shares	(484,264)	(1,147,704)
Distributions from net realized gain on investments
Institutional Shares	(430,701)	—
Service Shares	(132,767)	—
Capital Shares	(157,254)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,997,670)	(7,946,131)
Share Transactions:
Proceeds from sale of shares	13,652,277,667	17,587,565,747
Net asset value of shares issued to shareholders in payment of distributions declared	3,538,146	5,570,706
Cost of shares redeemed	(14,390,276,661)	(18,053,020,770)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(734,460,848)	(459,884,317)
Change in net assets	(735,129,596)	(458,979,454)
Net Assets:
Beginning of period	4,940,620,321	5,399,599,775
End of period (including distributions in excess of net investment income of $(19,187) and $(2,841), respectively)	$4,205,490,725	$4,940,620,321
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
31

Notes to Financial Statements
July 31, 2012
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Municipal Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Service Shares and Capital Shares are presented separately. The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local taxes.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) or an affiliated adviser, and others to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares and Capital Shares may bear shareholder services fees and account administration fees unique to those classes. For the year ended July 31, 2012, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Service Shares	$244,309
Capital Shares	98,560
TOTAL	$342,869
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense,
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either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2012		2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	10,162,432,294	$10,162,432,294	13,233,574,077	$13,233,574,077
Shares issued to shareholders in payment of distributions declared	2,796,154	2,796,154	4,460,794	4,460,794
Shares redeemed	(10,698,375,120)	(10,698,375,120)	(13,908,124,771)	(13,908,124,771)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(533,146,672)	$(533,146,672)	(670,089,900)	$(670,089,900)
Year Ended July 31	2012		2011
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,724,540,027	$1,724,540,027	1,854,432,678	$1,854,432,678
Shares issued to shareholders in payment of distributions declared	193,119	193,119	81,897	81,897
Shares redeemed	(1,749,266,072)	(1,749,266,072)	(1,774,158,196)	(1,774,158,196)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(24,532,926)	$(24,532,926)	80,356,379	$80,356,379
Year Ended July 31	2012		2011
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	1,765,305,346	$1,765,305,346	2,499,558,992	$2,499,558,992
Shares issued to shareholders in payment of distributions declared	548,873	548,873	1,028,015	1,028,015
Shares redeemed	(1,942,635,469)	(1,942,635,469)	(2,370,737,803)	(2,370,737,803)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(176,781,250)	$(176,781,250)	129,849,204	$129,849,204
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(734,460,848)	$(734,460,848)	(459,884,317)	$(459,884,317)
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4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2012 and 2011, was as follows:
	2012	2011
Ordinary income[1]	$336,337	—
Tax-exempt income	$4,276,948	$7,946,131
Long-term capital gains	$384,385	—
1	For tax purposes, short-term capital gain distributions are treated as ordinary income distributions.

As of July 31, 2012, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$7,455
Undistributed long-term capital gain	$20,220
2	For tax purposes, short-term capital gains are treated as ordinary income for distribution purposes.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2012, the Adviser voluntarily waived $3,601,851 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $90,327 of its fee.
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Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares and Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2012, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed	Service Fees Waived by Unaffiliated Third Parties
Service Shares	$1,947,984	$(183,807)	$(889,984)
Capital Shares	1,037,476	(4,880)	(37,981)
TOTAL	$2,985,460	$(188,687)	$(927,965)
For the year ended July 31, 2012, FSSC did not receive any fees paid by the Fund. For the year ended July 31, 2012, the Fund's Institutional Shares did not incur Service Fees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and reimbursements) will not exceed 0.21%, 0.46% and 0.31% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $3,323,855,000 and $4,456,250,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
6. EXPENSE Reduction
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended July 31, 2012, the Fund's expenses were reduced by $130 under these arrangements.
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7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2012, there were no outstanding loans. During the year ended July 31, 2012, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2012, there were no outstanding loans. During the year ended July 31, 2012, the program was not utilized.
9. Subsequent events
On August 15, 2012, the Trustees approved the elimination of minimum administrative personnel and services fees effective September 1, 2012. Prior to this date, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares.
Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2012, the amount of long-term capital gains designated by the Fund was $384,385.
For the year ended July 31, 2012, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF the MONEY MARKET OBLIGATIONS TRUST AND THE institutional class SHAREHOLDERS OF FEDERATED MUNICIPAL OBLIGATIONS FUND:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Municipal Obligations Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2012, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Municipal Obligations Fund as of July 31, 2012, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 24, 2012
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2012 to July 31, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2012	Ending Account Value 7/31/2012	Expenses Paid During Period[1]
Actual	$1,000	$1,000.70	$1.04
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.82	$1.06
1	Expenses are equal to the Fund's annualized net expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period).
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Trust comprised 36 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 Treasurer Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 Chief Investment Officer and Vice President Began serving: May 2004	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since November 1996. Ms. Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004 and Chief Investment Officer of Tax-Free Money Markets in 2010 and is Vice President of the Trust with respect to the Fund. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
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Evaluation and Approval of Advisory Contract–May 2012
FEDERATED MUNICIPAL OBLIGATIONS FUND (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Annual Shareholder Report
45

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
For the one-year period covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be
Annual Shareholder Report
46

competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
Annual Shareholder Report
47

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report
48

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
Annual Shareholder Report
49

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Municipal Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N658
33515 (9/12)
Federated is a registered trademark of Federated Investors, Inc.
2012 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2012
Share Class	Ticker
Institutional	MOFXX
Service*	MOSXX
Capital**	MFCXX
*formerly, Institutional Service Shares
**formerly, Institutional Capital Shares
Federated Municipal Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2012, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	83.0%
Municipal Notes	16.2%
Commercial Paper	1.3%
Other Assets and Liabilities—Net[2]	(0.5)%
TOTAL	100.0%
At July 31, 2012, the Fund's effective maturity schedule3 was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	85.2%
8-30 Days	3.2%
31-90 Days	3.4%
91-180 Days	4.4%
181 Days or more	4.3%
Other Assets and Liabilities—Net[2]	(0.5)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2012
Principal Amount			Value
		SHORT-TERM MUNICIPALS—100.5%[1,2]
		Alabama—3.5%
$200,000		Alabama HFA MFH, (2007 Series C) Weekly VRDNs (Summit South Mall Apartments Ltd.)/(FNMA LOC), 0.200%, 8/2/2012	$200,000
7,325,000		Alabama HFA MFH, (Series 2001D) Weekly VRDNs (Cottage Hill Pointe Apts., Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.200%, 8/2/2012	7,325,000
6,000,000		Alabama HFA MFH, (Series 2002C) Weekly VRDNs (Liberty Square Apartments, Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.200%, 8/2/2012	6,000,000
8,440,000		Alabama HFA MFH, (Series 2003A) Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.200%, 8/2/2012	8,440,000
10,000,000		Bridgeport, AL IDB, (Series 1987) Weekly VRDNs (Beaulieu Nylon, Inc.)/(Bank of America N.A. LOC), 0.350%, 8/2/2012	10,000,000
4,400,000		Chambers County, AL IDA, (Series 2007) Weekly VRDNs (Daeki America, Inc.)/(Comerica Bank LOC), 0.290%, 8/2/2012	4,400,000
25,000,000		Columbia, AL IDB PCRB, (Series 1997) Daily VRDNs (Alabama Power Co.), 0.220%, 8/1/2012	25,000,000
15,000,000		Columbia, AL IDB PCRB, (Series 1997) Weekly VRDNs (Alabama Power Co.), 0.190%, 8/2/2012	15,000,000
5,900,000		Decatur, AL IDB, (Series 2003-A) Weekly VRDNs (Nucor Steel Decatur LLC)/(GTD by Nucor Corp.), 0.200%, 8/1/2012	5,900,000
16,010,000		Millport, AL IDA, (Series 2007) Weekly VRDNs (Steel Dust Recycling, LLC)/(Comerica Bank LOC), 0.220%, 8/2/2012	16,010,000
9,000,000		Millport, AL IDA, (Series 2011) Weekly VRDNs (Steel Dust Recycling, LLC)/(Citibank NA, New York LOC), 0.260%, 8/2/2012	9,000,000
4,400,000		Montgomery, AL IDB, IDRBs (Series 1996) Weekly VRDNs (CSC Fabrication, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.330%, 8/2/2012	4,400,000
10,300,000		Tuscaloosa County, AL IDA, (1995 Series A) Weekly VRDNs (Nucor Steel Tuscaloosa, Inc.)/(GTD by Nucor Corp.), 0.200%, 8/1/2012	10,300,000
27,000,000		Tuscaloosa County, AL Port Authority, (Series 2006: Midtown Village) Weekly VRDNs (Carlyle-Cypress Tuscaloosa I LLC)/(Compass Bank, Birmingham LOC), 1.700%, 8/2/2012	27,000,000
		TOTAL	148,975,000
		Arizona—0.6%
16,995,000	[3,4]	Arizona Health Facilities Authority, Floater Certificates (Series 2008-3256) Weekly VRDNs (Banner Health)/(Morgan Stanley Bank, N.A. LIQ), 0.230%, 8/2/2012	16,995,000
3,200,000		Maricopa County, AZ, IDA MFH, (Series 2008: Village at Sun Valley Apartments) Weekly VRDNs (Western Sun Valley, LP)/(FHLMC LOC), 0.240%, 8/2/2012	3,200,000
Annual Shareholder Report
2

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Arizona—continued
$4,000,000	Show Low, AZ IDA, (Series 2006) Weekly VRDNs (Snowflake White Mountain Power LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 8/2/2012	$4,000,000
	TOTAL	24,195,000
	Arkansas—0.9%
15,000,000	Arkansas State Development Finance Authority Solid Waste, (Series 2003) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.220%, 8/2/2012	15,000,000
16,800,000	Blytheville, AR, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.200%, 8/1/2012	16,800,000
7,100,000	Siloam Springs, AR, IDRB (Series 1994) Weekly VRDNs (La-Z Boy Chair Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 8/2/2012	7,100,000
	TOTAL	38,900,000
	California—6.7%
3,500,000	Alameda County, CA IDA, (Series 2005: Essai, Inc. Project) Weekly VRDNs (Oz Enterprises, LLC)/(Union Bank, N.A. LOC), 0.220%, 8/2/2012	3,500,000
2,730,000	Alameda County, CA IDA, (Series 2005A) Weekly VRDNs (Convergent Laser Technologies)/(Comerica Bank LOC), 0.270%, 8/2/2012	2,730,000
50,000,000	Big Bear Lake, CA IDRB, (Series 1993A) Weekly VRDNs (Southwest Gas Corp.)/(Wells Fargo Bank, N.A. LOC), 0.180%, 8/1/2012	50,000,000
6,400,000	California Educational Facilities Authority, (2008 Series A) Daily VRDNs (Chapman University)/(Bank of America N.A. LOC), 0.190%, 8/1/2012	6,400,000
13,930,000	California Educational Facilities Authority, (2008 Series B) Daily VRDNs (Chapman University)/(Bank of America N.A. LOC), 0.190%, 8/1/2012	13,930,000
9,540,000	California Educational Facilities Authority, (2008 Series C) Daily VRDNs (Chapman University)/(Bank of America N.A. LOC), 0.190%, 8/1/2012	9,540,000
9,105,000	California Educational Facilities Authority, (Series 2007) Weekly VRDNs (Charles Drew University of Medicine & Science)/(Sovereign Bank LOC), 1.450%, 8/2/2012	9,105,000
2,230,000	California PCFA, (Series 2000A) Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 0.230%, 8/1/2012	2,230,000
1,550,000	California PCFA, (Series 2001) Weekly VRDNs (Bos Farms)/(CoBank, ACB LOC), 0.230%, 8/2/2012	1,550,000
6,815,000	California PCFA, (Series 2001) Weekly VRDNs (Brawley Beef, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.250%, 8/2/2012	6,815,000
5,000,000	California PCFA, (Series 2001A) Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 0.300%, 8/2/2012	5,000,000
3,500,000	California PCFA, (Series 2002) Weekly VRDNs (Carlos Echeverria and Sons Dairy)/(CoBank, ACB LOC), 0.230%, 8/2/2012	3,500,000
Annual Shareholder Report
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$2,940,000		California PCFA, (Series 2002) Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 0.300%, 8/2/2012	$2,940,000
8,000,000		California PCFA, (Series 2003) Weekly VRDNs (B & B Dairy, LLC)/(CoBank, ACB LOC), 0.230%, 8/2/2012	8,000,000
2,000,000		California PCFA, (Series 2003) Weekly VRDNs (C.A. and E.J. VanderhamFamily Trust)/(CoBank, ACB LOC), 0.220%, 8/2/2012	2,000,000
2,350,000		California PCFA, (Series 2003: JDS Ranch) Weekly VRDNs (John & Jacqueline Scheenstra Trust)/(Wells Fargo Bank, N.A. LOC), 0.230%, 8/2/2012	2,350,000
2,000,000		California PCFA, (Series 2004) Weekly VRDNs (A & M Farms)/(Wells Fargo Bank, N.A. LOC), 0.230%, 8/2/2012	2,000,000
1,910,000		California PCFA, (Series 2005A) Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 0.230%, 8/1/2012	1,910,000
7,975,000		California PCFA, (Series 2006A) Weekly VRDNs (Garaventa Enterprises, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.290%, 8/1/2012	7,975,000
2,545,000		California PCFA, (Series 2007A) Weekly VRDNs (Northern Recycling & Waste Services LLC)/(Union Bank, N.A. LOC), 0.230%, 8/1/2012	2,545,000
2,425,000		California PCFA, (Series 2011) Weekly VRDNs (Recycling Industries, Inc.)/(Comerica Bank LOC), 0.230%, 8/1/2012	2,425,000
2,805,000		California PCFA, (Series 2011A) Weekly VRDNs (Zerep Management Corp.)/(Comerica Bank LOC), 0.230%, 8/1/2012	2,805,000
3,030,000		California PCFA, (Series 2012A) Weekly VRDNs (Metropolitan Recycling LLC)/(Comerica Bank LOC), 0.230%, 8/1/2012	3,030,000
6,480,000		California PCFA, (Series 2012A) Weekly VRDNs (Zero Waste Energy Development Company LLC)/(Comerica Bank LOC), 0.230%, 8/1/2012	6,480,000
30,000,000		California State, 2.00% Bonds, 9/1/2012	30,040,433
2,800,000		California Statewide CDA IDRB, (Series 2001A: American Modular Systems, Inc.) Weekly VRDNs (Sarich Family Living Trust)/(Bank of the West, San Francisco, CA LOC), 0.770%, 8/2/2012	2,800,000
3,825,000		California Statewide CDA IDRB, (Series 2006) Weekly VRDNs (Gateway Circle LLC)/(Citibank NA, New York LOC), 0.300%, 8/2/2012	3,825,000
8,000,000		California Statewide CDA IDRB, (Series B) Weekly VRDNs (American Biodiesel Fuels Corp.)/(Wells Fargo Bank, N.A. LOC), 0.260%, 8/1/2012	8,000,000
11,500,000		California Statewide CDA, Gas Supply Variable Rate Revenue Bonds (Series 2010) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.140%, 8/2/2012	11,500,000
8,880,000	[3,4]	Los Angeles County, CA, P-FLOATs (Series PT-3700) Weekly VRDNs (Windward Preservation Apartments)/(FHLMC LIQ)/(FHLMC LOC), 0.390%, 8/2/2012	8,880,000
11,000,000	[3,4]	Nuveen California Investment Quality Municipal Fund, Inc., (956 Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.250%, 8/2/2012	11,000,000
15,000,000	[3,4]	Nuveen California Performance Plus Municipal Fund, Inc., (810 Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.250%, 8/2/2012	15,000,000
Annual Shareholder Report
4

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$4,600,000		Riverside, CA Electric System, (Series 2008A) Weekly VRDNs (Bank of America N.A. LOC), 0.170%, 8/1/2012	$4,600,000
1,730,000		Sacramento County, CA Airport System, (Series B), 4.25% Bonds (Assured Guaranty Municipal Corp. INS), 7/1/2013	1,789,903
2,340,000		Sacramento County, CA Airport System, (Series E), 4.25% Bonds (Assured Guaranty Municipal Corp. INS), 7/1/2013	2,421,025
22,580,000	[3,4]	School Facilities Financing Authority, CA, Stage Trust (Series 2008-33C), 0.27% TOBs (Grant, CA Joint Union High School District)/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo & Co. LOC), Mandatory Tender 10/25/2012	22,580,000
		TOTAL	281,196,361
		Colorado—1.8%
1,015,000		Boulder, CO Housing Authority, Broadway East Apartments (Series 2007) Weekly VRDNs (Broadway East Community LLP)/(U.S. Bank, N.A. LOC), 0.250%, 8/2/2012	1,015,000
2,300,000		Colorado HFA (Class I Bonds), (Series 2005A) Weekly VRDNs (Closet Factory)/(FHLB of Topeka LOC), 0.230%, 8/2/2012	2,300,000
3,590,000		Colorado HFA (Class I Bonds), (Series 2007A) Weekly VRDNs (Ready Foods, Inc.)/(U.S. Bank, N.A. LOC), 0.200%, 8/2/2012	3,590,000
110,000		Colorado Springs, CO Utility System, (Series 1998) Weekly VRDNs (Catalono Family LLP)/(JPMorgan Chase Bank, N.A. LOC), 0.620%, 8/2/2012	110,000
26,400,000		Denver, CO City & County Airport Authority, (Series 2002C) Weekly VRDNs (Lloyds TSB Bank PLC, London LOC), 0.280%, 8/1/2012	26,400,000
15,000,000	[3,4]	Denver, CO City & County Airport Authority, RBC Muni Trust (Series E-25) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.180%, 8/2/2012	15,000,000
27,450,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-485), 0.40% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 8/16/2012	27,450,000
		TOTAL	75,865,000
		Connecticut—2.0%
7,000,000		Bridgeport, CT, 1.50% TANs, 8/15/2012	7,003,207
40,000,000		Connecticut State HFA, (Series 2012D-3) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.180%, 8/2/2012	40,000,000
500,000		Connecticut State HFA, (Series D-5) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.180%, 8/2/2012	500,000
8,000,000		Hartford, CT, 2.00% BANs, 4/11/2013	8,090,024
11,000,000		Montville, CT, 1.50% BANs, 8/31/2012	11,006,275
12,000,000		Putnam, CT, 1.25% BANs, 1/16/2013	12,029,494
5,420,000		Stafford, CT, 2.00% BANs, 8/7/2012	5,421,218
		TOTAL	84,050,218
Annual Shareholder Report
5

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Delaware—0.1%
$5,000,000		Sussex County, DE IDA, (Series 2000) Weekly VRDNs (Perdue-AgriRecycle, LLC)/(SunTrust Bank LOC), 0.550%, 8/1/2012	$5,000,000
		District of Columbia—0.4%
13,560,000	[3,4]	District of Columbia HFA, P-FLOATs (Series PT-4575) Weekly VRDNs (Cavalier Apartments LP)/(GTD by FHLMC)/(FHLMC LIQ), 0.350%, 8/2/2012	13,560,000
3,745,000	[3,4]	Metropolitan Washington, DC Airports Authority, SPEARs (Series DB-505) Weekly VRDNs (Deutsche Bank AG LIQ), 0.210%, 8/2/2012	3,745,000
		TOTAL	17,305,000
		Florida—6.3%
11,635,000		Brevard County, FL Educational Facilities Authority, (Series B) Weekly VRDNs (Florida Institute of Technology)/(Fifth Third Bank, Cincinnati LOC), 0.270%, 8/2/2012	11,635,000
3,950,000		Broward County, FL HFA, (Series 2006) Weekly VRDNs (Palms of Deerfield Beach Apartments)/(Citibank NA, New York LOC), 0.300%, 8/1/2012	3,950,000
74,075,000		Broward County, FL School District, COPs (Series 2004D) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.400%, 8/2/2012	74,075,000
2,915,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.270%, 8/2/2012	2,915,000
990,000		Collier County, FL Educational Facilities Authority, (Series 2004) Weekly VRDNs (International College, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.270%, 8/3/2012	990,000
9,750,000		Collier County, FL Educational Facilities Authority, (Series 2007) Weekly VRDNs (Ave Maria University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.270%, 8/2/2012	9,750,000
1,015,000		Florida Housing Finance Corp., (Series 2003 O: Wellesley Apartments) Weekly VRDNs (TWC Sixty-Seven)/(Citibank NA, New York LOC), 0.210%, 8/1/2012	1,015,000
5,752,000	[3,4]	Florida Housing Finance Corp., Clipper Tax-Exempt Certificates Trust (Series 2009-21) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.270%, 8/2/2012	5,752,000
5,665,000	[3,4]	Florida Housing Finance Corp., MERLOTS (Series 2006-B17) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.230%, 8/1/2012	5,665,000
7,990,000		Jacksonville, FL HFDC, (Series 2002) Weekly VRDNs (University of Florida Jacksonville Physicians, Inc.)/(Bank of America N.A. LOC), 0.250%, 8/1/2012	7,990,000
13,500,000	[3,4]	Miami-Dade County, FL Aviation, Austin Floater Certificates (Series 2008-1145) Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.450%, 8/2/2012	13,500,000
Annual Shareholder Report
6

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Florida—continued
$25,000,000	[3,4]	Miami-Dade County, FL Aviation, Clipper Floater Certificates (Series 2009-24) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.280%, 8/2/2012	$25,000,000
45,000,000		Miami-Dade County, FL Transit System, (Series 2011), 0.80% BANs, 11/21/2012	45,000,000
5,545,000		Orange County, FL, Health Facilities Authority, (Series 2008) Weekly VRDNs (Lakeside Behavioral Healthcare, Inc.)/(SunTrust Bank LOC), 0.440%, 8/1/2012	5,545,000
10,000,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0107) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.200%, 8/2/2012	10,000,000
31,500,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.230%, 8/1/2012	31,500,000
9,250,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.270%, 8/3/2012	9,250,000
		TOTAL	263,532,000
		Georgia—6.1%
9,750,000		Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(FNMA LOC), 0.200%, 8/2/2012	9,750,000
16,000,000		Bartow County, GA Development Authority, (First Series 1997) Daily VRDNs (Georgia Power Co.), 0.220%, 8/1/2012	16,000,000
5,400,000		Bulloch County, GA Development Authority, (Series 1999) Weekly VRDNs (Apogee Enterprises, Inc.)/(Comerica Bank LOC), 0.400%, 8/2/2012	5,400,000
4,000,000		Cobb County, GA Housing Authority, (Series 2002) Weekly VRDNs (Walton Reserve Apartments)/(FHLB of Atlanta LOC), 0.180%, 8/1/2012	4,000,000
9,300,000		Cobb County, GA Housing Authority, (Series 2004) Weekly VRDNs (Parkland Manor LP)/(Wells Fargo Bank, N.A. LOC), 0.200%, 8/2/2012	9,300,000
7,500,000		Dade County, GA IDA, (Series 1997) Weekly VRDNs (Bull Moose Tube Co.)/(U.S. Bank, N.A. LOC), 0.170%, 8/2/2012	7,500,000
11,000,000		DeKalb County, GA MFH Authority, (Series 2004) Weekly VRDNs (Highlands at East Atlanta Apartments)/(Wells Fargo Bank, N.A. LOC), 0.200%, 8/2/2012	11,000,000
25,000,000		DeKalb County, GA School District, (Series 2012), 0.95% TANs, 12/28/2012	25,040,336
28,000,000		DeKalb County, GA, 1.00% TANs, 12/28/2012	28,071,494
13,870,000		Effingham County, GA Development Authority, (Series 2003) Daily VRDNs (Georgia Power Co.), 0.240%, 8/1/2012	13,870,000
16,000,000		Fulton County, GA Development Authority, (Series 2004) Weekly VRDNs (Hidden Creste Apartments)/(Wells Fargo Bank, N.A. LOC), 0.200%, 8/2/2012	16,000,000
Annual Shareholder Report
7

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Georgia—continued
$27,760,000	[3,4]	Georgia State HFA, MERLOTS (Series 2006-B11) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.230%, 8/1/2012	$27,760,000
8,800,000		Gordon County, GA Development Authority, (Series 2007) Weekly VRDNs (Pine Hall Brick Co., Inc.)/(Branch Banking & Trust Co. LOC), 0.240%, 8/2/2012	8,800,000
2,400,000		Gwinnett County, GA Development Authority Weekly VRDNs (Commercial Truck & Van Equipment)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 8/2/2012	2,400,000
3,800,000		Heard County, GA Development Authority, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.240%, 8/1/2012	3,800,000
10,600,000		Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 0.200%, 8/2/2012	10,600,000
19,600,000		Monroe County, GA Development Authority, (First Series 1997) Daily VRDNs (Georgia Power Co.), 0.240%, 8/1/2012	19,600,000
10,000,000		Monroe County, GA Development Authority, (Second Series 2006) Daily VRDNs (Georgia Power Co.), 0.220%, 8/1/2012	10,000,000
10,750,000		Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 0.610%, 8/1/2012	10,750,000
19,000,000		Summerville, GA Development Authority, (Series 1997) Weekly VRDNs (Image Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/2/2012	19,000,000
		TOTAL	258,641,830
		Idaho—1.2%
24,000,000		Idaho Housing and Finance Association (Class I Bonds), (Series I-1) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.230%, 8/1/2012	24,000,000
27,000,000		Idaho Housing and Finance Association (Class I Bonds), (Series K-1) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.230%, 8/1/2012	27,000,000
1,580,000		Minidoka County, ID IDC, (Series 1998) Weekly VRDNs (Nature's Best Produce, Inc.)/(CoBank, ACB LOC), 0.230%, 8/2/2012	1,580,000
		TOTAL	52,580,000
		Illinois—2.3%
735,000		Arlington Heights, IL, (Series 1997) Weekly VRDNs (3E Graphics & Printing)/(BMO Harris Bank, N.A. LOC), 0.440%, 8/2/2012	735,000
3,755,000		Chicago, IL MFH Revenue, (Series 2003) Weekly VRDNs (Churchview Supportive Living LP)/(BMO Harris Bank, N.A. LOC), 0.250%, 8/2/2012	3,755,000
1,140,000		Chicago, IL MFH Revenue, (Series 2007: Renaissance Place Apartments) Weekly VRDNs (RPA LP)/(BMO Harris Bank, N.A. LOC), 0.290%, 8/2/2012	1,140,000
16,360,000		Chicago, IL Midway Airport, (Series C-1) Weekly VRDNs (Bank of Montreal LOC), 0.190%, 8/2/2012	16,360,000
14,000,000		Chicago, IL O'Hare International Airport, Special Facility Revenue Bonds (Series 1990) Weekly VRDNs (Compagnie Nationale Air France Project)/(Societe Generale, Paris LOC), 0.300%, 8/1/2012	14,000,000
Annual Shareholder Report
8

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Illinois—continued
$16,906,000	Chicago, IL, (Series D-1), 0.27% CP (Chicago, IL O'Hare International Airport)/(BMO Harris Bank, N.A. LOC), Mandatory Tender 12/4/2012	$16,906,000
1,310,000	Crystal Lake, IL IDA, (Series 2006) Weekly VRDNs (Millennium Electronics, Inc.)/(U.S. Bank, N.A. LOC), 0.250%, 8/2/2012	1,310,000
2,090,000	Illinois Development Finance Authority IDB Weekly VRDNs (R.A. Zweig, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 8/1/2012	2,090,000
3,385,000	Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(Bank of America N.A. LOC), 0.940%, 8/2/2012	3,385,000
3,695,000	Illinois Development Finance Authority, (Series 1999) Weekly VRDNs (Butterfield Creek Associates LP)/(Bank of America N.A. LOC), 0.540%, 8/2/2012	3,695,000
2,160,000	Illinois Development Finance Authority, (Series 2001) Weekly VRDNs (Mangel BG Investments LLC)/(Bank of America N.A. LOC), 0.550%, 8/1/2012	2,160,000
780,000	Illinois Finance Authority, (Series 2007) Weekly VRDNs (Quality Metal Finishing Co.)/(Bank of America N.A. LOC), 1.550%, 8/2/2012	780,000
5,085,000	Illinois Finance Authority, (Series 2008) Weekly VRDNs (Kenall Manufacturing Co.)/(BMO Harris Bank, N.A. LOC), 0.250%, 8/2/2012	5,085,000
3,650,000	Illinois Finance Authority, (Series 2009E) Weekly VRDNs (Carle Foundation)/(JPMorgan Chase Bank, N.A. LOC), 0.160%, 8/2/2012	3,650,000
18,000,000	Illinois State, (Series 2012), 2.00% Bonds, 2/1/2013	18,102,807
3,590,000	Peoria, IL, (Series 2000) Weekly VRDNs (Peoria Academy, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 8/2/2012	3,590,000
1,400,000	Southwestern Illinois Development Authority, (Series 2002) Weekly VRDNs (Waste Management, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.420%, 8/2/2012	1,400,000
430,000	Woodridge, DuPage, Will and Cook Counties, IL, (Series 2005) Weekly VRDNs (Home Run Inn Frozen Foods Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.420%, 8/2/2012	430,000
	TOTAL	98,573,807
	Indiana—2.3%
3,930,000	Angola, IN Educational Facilities, (Series 2006) Weekly VRDNs (Tri-State University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.270%, 8/3/2012	3,930,000
20,000,000	Bartholomew Consolidated School Corp., IN, 2.00% TANs, 12/31/2012	20,115,846
7,250,000	Bloomington, IN EDRB, (Series 2008: Henderson Court Apartments) Weekly VRDNs (SY Henderson Court Investors, LP)/(FHLMC LOC), 0.200%, 8/2/2012	7,250,000
415,000	Huntington, IN, (Series 1999) Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank, N.A. LOC), 0.380%, 8/2/2012	415,000
Annual Shareholder Report
9

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Indiana—continued
$2,200,000	Indiana Development Finance Authority, D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs (South Central Community Mental Health Centers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.330%, 8/2/2012	$2,200,000
12,300,000	Indiana Health Facility Financing Authority, (Series 2005C) Weekly VRDNs (Community Hospitals of Indiana, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.270%, 8/2/2012	12,300,000
1,685,000	Indianapolis, IN MFH, (Series 2004A) Weekly VRDNs (Nora Commons LP)/(Bank of America N.A. LOC), 0.250%, 8/2/2012	1,685,000
7,400,000	Indianapolis, IN MFH, (Series 2007A: Forest Ridge Apartments) Weekly VRDNs (Pedcor Investments-2006-LXXXVIII LP)/(RBS Citizens Bank N.A. LOC), 0.260%, 8/2/2012	7,400,000
800,000	Indianapolis, IN, (Series 1999) Weekly VRDNs (Roth Companies, Inc.)/(Comerica Bank LOC), 0.310%, 8/1/2012	800,000
5,000,000	Jasper County, IN EDA, (Series 2010A) Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.250%, 8/2/2012	5,000,000
6,000,000	Logansport, IN, (Series 2006) Weekly VRDNs (Andersons Clymers Ethanol LLC)/(CoBank, ACB LOC), 0.200%, 8/2/2012	6,000,000
10,000,000	Portage, IN, PCRB (Series 1998-A) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.350%, 8/2/2012	10,000,000
1,000,000	Portage, IN, PCRB (Series 1998-B) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.350%, 8/2/2012	1,000,000
10,000,000	Spencer County, IN PCA, (Series 1998) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.350%, 8/2/2012	10,000,000
1,635,000	St. Joseph County, IN EDRB, (Series 1998) Weekly VRDNs (South Bend Heritage Foundation, Inc.)/(Key Bank, N.A. LOC), 0.290%, 8/1/2012	1,635,000
1,200,000	St. Joseph County, IN EDRB, (Series 2002) Weekly VRDNs (Family & Children's Center Properties Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.330%, 8/2/2012	1,200,000
6,300,000	St. Joseph County, IN Hospital Authority, Health System Refunding Revenue Bonds (Series 2008A) Weekly VRDNs (Memorial Health System, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.170%, 8/1/2012	6,300,000
900,000	Whitley County, IN, (Series 1999) Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.380%, 8/2/2012	900,000
	TOTAL	98,130,846
	Iowa—0.5%
5,500,000	Iowa Finance Authority—Health Facilities, (Series 2009D) Daily VRDNs (Iowa Health System)/(Bank of America N.A. LOC), 0.180%, 8/1/2012	5,500,000
4,770,000	Iowa Finance Authority, (Series 2001A) Weekly VRDNs (U.S. Filter Water)/(Societe Generale, Paris LOC), 0.420%, 8/2/2012	4,770,000
5,300,000	Iowa Finance Authority, (Series 2007) Weekly VRDNs (Five Star Holdings LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.250%, 8/2/2012	5,300,000
Annual Shareholder Report
10

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Iowa—continued
$6,000,000		Iowa Finance Authority, (Series 2007) Weekly VRDNs (Roorda Dairy, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.260%, 8/2/2012	$6,000,000
		TOTAL	21,570,000
		Kansas—0.3%
9,315,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2009-11) Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.270%, 8/2/2012	9,315,000
3,430,000		Dodge City, KS IDA, (Series 2000) Weekly VRDNs (Farmland National Beef Packing Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.250%, 8/2/2012	3,430,000
		TOTAL	12,745,000
		Kentucky—0.5%
5,500,000		Hopkinsville, KY, (Series 2007A) Weekly VRDNs (Riken Elastomers Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.240%, 8/2/2012	5,500,000
5,740,000		Maysville, KY, (Series 1996) Weekly VRDNs (Green Tokai)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.210%, 8/2/2012	5,740,000
10,000,000		Somerset, KY Industrial Building, (Series 2009) Weekly VRDNs (Armstrong Hardwood Flooring Co.)/(Bank of Nova Scotia, Toronto LOC), 0.190%, 8/2/2012	10,000,000
		TOTAL	21,240,000
		Louisiana—1.0%
4,900,000		Calcasieu Parish, LA, IDB, (Series 1998) Weekly VRDNs (HydroServe Westlake, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.220%, 8/1/2012	4,900,000
6,025,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/(Series 2009-10) Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.270%, 8/2/2012	6,025,000
5,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(PNC Bank, N.A. LOC), 0.240%, 8/2/2012	5,000,000
4,630,000		Louisiana HFA, (Series 2007) Weekly VRDNs (Emerald Point Apartments Partners, Ltd.)/(FNMA LOC), 0.200%, 8/2/2012	4,630,000
7,500,000		Port of New Orleans, LA Board of Commissioners, (Series 2002) Weekly VRDNs (New Orleans Cold Storage)/(FHLB of Dallas LOC), 0.200%, 8/1/2012	7,500,000
14,050,000		St. Tammany Parish Development District, LA, (Series 2008) Weekly VRDNs (Rooms to Go St. Tammany LLC)/(SunTrust Bank LOC), 0.440%, 8/1/2012	14,050,000
		TOTAL	42,105,000
		Maine—1.3%
3,100,000		Maine Finance Authority Weekly VRDNs (William Arthur, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.370%, 8/1/2012	3,100,000
9,585,000		Maine State Housing Authority, (Series 2008E-1) Weekly VRDNs (Citibank NA, New York LIQ), 0.230%, 8/2/2012	9,585,000
Annual Shareholder Report
11

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Maine—continued
$25,415,000		Maine State Housing Authority, (Series 2008E-2) Weekly VRDNs (Citibank NA, New York LIQ), 0.250%, 8/2/2012	$25,415,000
15,550,000		Maine State Housing Authority, (Series 2008E-2) Weekly VRDNs (Citibank NA, New York LIQ), 0.250%, 8/2/2012	15,550,000
		TOTAL	53,650,000
		Maryland—0.9%
465,000		Baltimore County, MD, (1994 Issue) Weekly VRDNs (Direct Marketing Associates, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.380%, 8/1/2012	465,000
2,230,000		Maryland Community Development Administration—MFH, (Series 1990 C) Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.250%, 8/1/2012	2,230,000
6,900,000		Maryland Community Development Administration—MFH, (Series 1990B) Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.250%, 8/1/2012	6,900,000
4,240,000	[3,4]	Maryland Community Development Administration—Residential Revenue, PUTTERs (Series 3364) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.210%, 8/2/2012	4,240,000
2,550,000		Maryland State Economic Development Corp., (Series 1998) Weekly VRDNs (Morrison Health Care, Inc.)/(Bank of America N.A. LOC), 0.550%, 8/2/2012	2,550,000
450,000		Maryland State Economic Development Corp., (Series 1999A) Weekly VRDNs (Victor Graphics, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.350%, 8/3/2012	450,000
1,560,000		Maryland State Economic Development Corp., (Series 2005A) Weekly VRDNs (Canusa Hershman Recycling)/(Wells Fargo Bank, N.A. LOC), 0.320%, 8/3/2012	1,560,000
3,925,000		Maryland State Economic Development Corp., (Series 2006A) Weekly VRDNs (Constellation Energy Group, Inc.)/(Royal Bank of Scotland PLC, Edinburgh LOC), 0.230%, 8/2/2012	3,925,000
13,185,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, P-FLOATs (Series MT-277) Weekly VRDNs (Mercy Medical Center)/(Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.480%, 8/2/2012	13,185,000
959,000		Montgomery County, MD Weekly VRDNs (Information Systems and Networks Corp.)/(Bank of America N.A. LOC), 1.150%, 8/1/2012	959,000
2,000,000		Washington County, MD Economic Development Revenue Board, (Series 2006) Weekly VRDNs (Packaging Services of Maryland, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.380%, 8/2/2012	2,000,000
		TOTAL	38,464,000
		Massachusetts—0.7%
5,000,000		Boston, MA IDFA, (Series 2006C) Weekly VRDNs (Fenway Community Health Center)/(Sovereign Bank LOC), 1.250%, 8/1/2012	5,000,000
9,405,000		Massachusetts HEFA, (Series 2009) Weekly VRDNs (CIL Realty of Massachusetts)/(HSBC Bank USA LOC), 0.150%, 8/2/2012	9,405,000
Annual Shareholder Report
12

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Massachusetts—continued
$6,420,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Becker College)/(Sovereign Bank LOC), 1.250%, 8/2/2012	$6,420,000
105,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Governor Dummer Academy)/(TD Bank, N.A. LOC), 0.150%, 8/1/2012	105,000
10,544,300		Pittsfield, MA, (Series B), 1.25% BANs, 6/28/2013	10,615,637
		TOTAL	31,545,637
		Michigan—2.6%
8,575,000		Fremont, MI Hospital Finance Authority, (Series 2007) Weekly VRDNs (Gerber Memorial Health Services)/(Fifth Third Bank, Cincinnati LOC), 0.270%, 8/3/2012	8,575,000
5,500,000		Grand Rapids, MI IDR, (Series 2007) Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America N.A. LOC), 0.550%, 8/2/2012	5,500,000
1,765,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.270%, 8/3/2012	1,765,000
6,000,000		Michigan State Financial Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.270%, 8/1/2012	6,000,000
37,870,000		Michigan State Housing Development Authority, MFH Revenue Bonds (Series 2002A) Weekly VRDNs (Bank of America N.A. LIQ), 0.280%, 8/2/2012	37,870,000
4,320,000		Michigan State Strategic Fund Weekly VRDNs (Bishop Creek LLC)/(Comerica Bank LOC), 0.250%, 8/2/2012	4,320,000
2,990,000		Michigan State Strategic Fund, (Series 2007) Weekly VRDNs (Lapeer Industries, Inc.)/(Bank of America N.A. LOC), 0.550%, 8/2/2012	2,990,000
2,900,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Washtenaw Christian Academy)/(Fifth Third Bank, Cincinnati LOC), 0.270%, 8/3/2012	2,900,000
6,945,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC)/(Fifth Third Bank, Cincinnati LOC), 0.270%, 8/2/2012	6,945,000
32,550,000	[3,4]	Wayne County, MI Airport Authority, SPEARs (Series DBE-652), 0.40% TOBs (Assured Guaranty Municipal Corp. INS)/(Deutsche Bank AG LIQ), Optional Tender 9/20/2012	32,550,000
		TOTAL	109,415,000
		Minnesota—2.4%
520,000		Blue Earth, MN, (Series 2006) Weekly VRDNs (Nortech Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.380%, 8/2/2012	520,000
1,400,000		Coon Rapids, MN, (Series 1999) Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.380%, 8/2/2012	1,400,000
11,000,000		Eden Prairie, MN MFH, (Series 2003-A) Weekly VRDNs (Eden Prairie, MN Leased Housing Associates LLP)/(Bank of America N.A. LOC), 0.470%, 8/3/2012	11,000,000
Annual Shareholder Report
13

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Minnesota—continued
$1,700,000		Hennepin County, MN Housing and Redevelopment Authority, (Series 2001) Weekly VRDNs (City Apartments at Loring Park)/(FNMA LOC), 0.180%, 8/2/2012	$1,700,000
1,320,000		Melrose, MN, (Series 2008) Weekly VRDNs (Proliant Dairy, Inc.)/(Bank of America N.A. LOC), 0.550%, 8/2/2012	1,320,000
24,390,000		Ramsey County, MN Housing and Redevelopment Authority, (Series 2003 A) Weekly VRDNs (Gateway Apartments LP)/(Bank of America N.A. LOC), 0.470%, 8/3/2012	24,390,000
16,100,000		St. Anthony, MN, (Series 2004A) Weekly VRDNs (Landings at Silver Lake Village)/(Bank of America N.A. LOC), 0.470%, 8/3/2012	16,100,000
5,000,000		St. Anthony, MN, (Series 2007) Weekly VRDNs (Landings at Silver Lake Village)/(Bank of America N.A. LOC), 0.570%, 8/3/2012	5,000,000
21,950,000		St. Paul and Ramsey County, MN Housing and Redevelopment Authority, (Series 2002A) Weekly VRDNs (St. Paul Leased Housing Associates I)/(Bank of America N.A. LOC), 0.470%, 8/3/2012	21,950,000
11,705,000		St. Paul and Ramsey County, MN Housing and Redevelopment Authority, (Series 2003) Weekly VRDNs (St. Paul Leased Housing Associates 1, LP)/(Bank of America N.A. LOC), 0.470%, 8/3/2012	11,705,000
4,820,000		St. Paul, MN Housing & Redevelopment Authority, (Series 2006A) Weekly VRDNs (Gateway Apartments LP)/(Bank of America N.A. LOC), 0.570%, 8/3/2012	4,820,000
485,000		St. Paul, MN Port Authority, (Series 2002-11) Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 0.330%, 8/2/2012	485,000
		TOTAL	100,390,000
		Mississippi—1.2%
7,005,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/(Series 2009-14) Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.270%, 8/2/2012	7,005,000
9,570,000		Mississippi Home Corp., (Series 1999C) Weekly VRDNs (Summer Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.200%, 8/2/2012	9,570,000
6,800,000		Mississippi Home Corp., (Series 2004-6) Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 0.200%, 8/2/2012	6,800,000
9,330,000		Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.200%, 8/2/2012	9,330,000
9,670,000		Mississippi Home Corp., (Series 2006-2) Weekly VRDNs (Bradford Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.200%, 8/2/2012	9,670,000
6,075,000		Mississippi Home Corp., (Series 2006-5) Weekly VRDNs (Ashton Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.200%, 8/2/2012	6,075,000
3,290,000	[3,4]	Mississippi Home Corp., MERLOTS (Series 2001-A8) Weekly VRDNs (GNMA COL)/(Wells Fargo Bank, N.A. LIQ), 0.230%, 8/1/2012	3,290,000
		TOTAL	51,740,000
Annual Shareholder Report
14

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Missouri—0.0%
$315,000		St. Louis, MO IDA, (Series 1997) Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, N.A., Kansas City LOC), 0.370%, 8/2/2012	$315,000
		Montana—0.1%
3,740,000	[3,4]	Montana State Board of Housing, P-FLOATs (Series PA-1406R) Weekly VRDNs (Bank of America N.A. LIQ), 0.370%, 8/2/2012	3,740,000
		Multi-State—13.3%
25,000,000	[3,4]	BlackRock MuniHoldings Investment Quality Fund, (2746 Series W-7) Weekly VRDPs, (GTD by Bank of America N.A.), 0.410%, 8/2/2012	25,000,000
12,378,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-12) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.300%, 8/2/2012	12,378,000
44,943,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-13) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.300%, 8/2/2012	44,943,000
2,030,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-68) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.300%, 8/2/2012	2,030,000
11,005,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-77) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.300%, 8/2/2012	11,005,000
17,040,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-78) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.300%, 8/2/2012	17,040,000
58,700,000	[3,4]	FHLMC, Eagles (Series 2008-0055F) Weekly VRDNs (GTD by FHLMC)/(FHLMC LIQ), 0.200%, 8/2/2012	58,700,000
10,325,000		FHLMC, Floater Certificates (Series M015-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.200%, 8/2/2012	10,325,000
18,257,000		FHLMC, Floater Certificates (Series M017-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.200%, 8/2/2012	18,257,000
24,489,000		FHLMC, Floater Certificates (Series M020-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.200%, 8/2/2012	24,489,000
91,300,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 2) Weekly VRDPs, (GTD by Deutsche Bank AG), 0.250%, 8/2/2012	91,300,000
30,000,000	[3,4]	Nuveen Insured Municipal Opportunity Fund, (Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.270%, 8/2/2012	30,000,000
85,300,000	[3,4]	Nuveen Insured Premium Income Municipal Fund 2, (Series 2) Weekly VRDPs, (GTD by Deutsche Bank AG), 0.280%, 8/2/2012	85,300,000
20,000,000	[3,4]	Nuveen Municipal Advantage Fund, Inc., (Series 1) Weekly VRDPs, (GTD by JPMorgan Chase Bank, N.A.), 0.250%, 8/2/2012	20,000,000
25,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., (Series 1) Weekly VRDPs, (GTD by Deutsche Bank AG), 0.320%, 8/2/2012	25,000,000
Annual Shareholder Report
15

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Multi-State—continued
$24,000,000	[3,4]	Nuveen Premier Insured Municipal Income Fund, Inc., (1309 Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.270%, 8/2/2012	$24,000,000
30,000,000	[3,4]	Nuveen Premium Income Municipal Fund 2, Inc., (4,895 Series 1) Weekly VRDPs, (GTD by Barclays Bank PLC), 0.270%, 8/2/2012	30,000,000
5,000,000	[3,4]	Nuveen Premium Income Municipal Fund 4, Inc., (Series 1) Weekly VRDPs, (GTD by JPMorgan Chase Bank, N.A.), 0.250%, 8/2/2012	5,000,000
25,000,000	[3,4]	Nuveen Quality Income Municipal Fund, Inc., (3884 Series 1) Weekly VRDPs, (GTD by JPMorgan Chase Bank, N.A.), 0.250%, 8/2/2012	25,000,000
		TOTAL	559,767,000
		Nebraska—0.1%
1,650,000		Douglas County, NE, (Series 1997) Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.330%, 8/2/2012	1,650,000
2,000,000		Nebraska Investment Finance Authority, (Series 2005) Weekly VRDNs (Tuls Properties LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.260%, 8/2/2012	2,000,000
		TOTAL	3,650,000
		Nevada—1.3%
33,000,000		Clark County, NV Airport System, Junior Subordinate Lien Revenue Notes (Series 2012A-1), 2.00% BANs, 7/1/2013	33,475,400
19,295,000	[3,4]	Truckee Meadows, NV Water Authority, Stage Trust (Series 2008-14C), 0.27% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Mandatory Tender 10/25/2012	19,295,000
		TOTAL	52,770,400
		New Hampshire—0.6%
25,785,000		New Hampshire Business Finance Authority, (Series 2008) Daily VRDNs (Valley Regional Hospital)/(RBS Citizens Bank N.A. LOC), 0.200%, 8/1/2012	25,785,000
980,000	[3,4]	New Hampshire State HFA, MERLOTS (Series 2001-A51) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.680%, 8/1/2012	980,000
		TOTAL	26,765,000
		New Jersey—3.7%
9,445,250		Cherry Hill, NJ, (Series 2011), 1.50% BANs, 10/17/2012	9,466,411
6,882,093		Englewood Cliffs, NJ, 1.25% BANs, 3/29/2013	6,915,853
4,168,620		Haddonfield, NJ, 1.25% BANs, 3/29/2013	4,191,809
22,733,000		Hamilton Township, NJ, (Series 2012A-B), 1.25% BANs, 6/13/2013	22,879,830
5,247,686		Morristown, NJ, 1.50% BANs, 6/14/2013	5,283,873
6,115,000		New Jersey Health Care Facilities Financing Authority, (Series 1997) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.790%, 8/1/2012	6,115,000
7,240,000		New Jersey Health Care Facilities Financing Authority, (Series 2007-III) Weekly VRDNs (Meridian Health System Obligated Group)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.400%, 8/1/2012	7,240,000
Annual Shareholder Report
16

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	New Jersey—continued
$12,360,000	New Jersey Health Care Facilities Financing Authority, (Series 2011C) Weekly VRDNs (Barnabas Health)/(JPMorgan Chase Bank, N.A. LOC), 0.160%, 8/1/2012	$12,360,000
70,000,000	New Jersey State VRNs, 0.495%, 8/1/2012	70,008,189
11,000,000	Readington Township, NJ, 1.00% BANs, 2/1/2013	11,033,568
	TOTAL	155,494,533
	New Mexico—0.2%
100,000	Albuquerque, NM IDRB, (Series 1996) Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.330%, 8/2/2012	100,000
3,400,000	Albuquerque, NM IDRB, (Series 1999) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.330%, 8/2/2012	3,400,000
3,200,000	Bernalillo County, NM MFH, (Series 2008) Weekly VRDNs (Las Brisas Apartments)/(U.S. Bank, N.A. LOC), 0.250%, 8/2/2012	3,200,000
1,400,000	Los Lunas Village, NM, (Series 1998) Weekly VRDNs (Wall Colmonoy Corp.)/(Bank of America N.A. LOC), 0.430%, 8/1/2012	1,400,000
	TOTAL	8,100,000
	New York—7.3%
11,174,500	East Bloomfield, NY CSD, 1.25% BANs, 6/21/2013	11,238,579
5,590,000	Hempstead (town), NY IDA MFH, (Series 2006) Weekly VRDNs (Hempstead Village Housing Associates LP)/(FNMA LOC), 0.180%, 8/2/2012	5,590,000
34,350,000	Metropolitan Transportation Authority, NY, (Series 2005E-1) Weekly VRDNs (MTA Transportation Revenue)/(BNP Paribas SA LOC), 0.310%, 8/2/2012	34,350,000
15,000,000	Middletown, NY City School District, 1.00% BANs, 9/27/2012	15,010,899
4,600,000	New Rochelle, NY IDA, (Series 2006: West End Phase I Facility) Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank NA, New York LOC), 0.400%, 8/2/2012	4,600,000
5,500,000	New York City Housing Development Corp., (2007 Series A: 550 East 170th Street Apartments) Weekly VRDNs (East 170th Street Associates LP)/(Citibank NA, New York LOC), 0.220%, 8/1/2012	5,500,000
25,000,000	New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series FF-2) Daily VRDNs (KBC Bank N.V. LIQ), 0.280%, 8/1/2012	25,000,000
9,000,000	New York City, NY, (Fiscal 2006 Series I-3) Daily VRDNs (Bank of America N.A. LOC), 0.170%, 8/1/2012	9,000,000
26,000,000	New York City, NY, (Fiscal 2008 Subseries D-3) Weekly VRDNs (Credit Agricole Corporate and Investment Bank LIQ), 0.320%, 8/2/2012	26,000,000
1,700,000	New York City, NY, (Fiscal 2008 Subseries D-4) Weekly VRDNs (Credit Agricole Corporate and Investment Bank LIQ), 0.300%, 8/2/2012	1,700,000
25,700,000	New York City, NY, (Fiscal 2008 Subseries J-11) Weekly VRDNs (KBC Bank N.V. LIQ), 0.280%, 8/2/2012	25,700,000
Annual Shareholder Report
17

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—continued
$20,000,000		New York State HFA, (Series 2008A: Related 42nd & 10th) Weekly VRDNs (42nd and 10th Associates, LLC)/(Landesbank Baden-Wurttemberg LOC), 0.800%, 8/1/2012	$20,000,000
4,000,000		New York State Mortgage Agency, (Series 122) Weekly VRDNs (Bank of America N.A. LIQ), 0.350%, 8/1/2012	4,000,000
15,500,000		New York State Mortgage Agency, (Series 153) Weekly VRDNs (Barclays Bank PLC LIQ), 0.200%, 8/1/2012	15,500,000
21,000,000	[3,4]	Nuveen Insured New York Dividend Advantage Municipal Fund, (Series 2) Weekly VRDPs, (GTD by Deutsche Bank AG), 0.270%, 8/2/2012	21,000,000
31,000,000	[3,4]	Nuveen New York Select Quality Municipal Fund, Inc., (Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.250%, 8/2/2012	31,000,000
35,000,000		Oyster Bay, NY, (Series 2012A), 2.50% BANs, 3/8/2013	35,428,524
3,175,000		Rockland County, NY IDA, (Series 2001) Weekly VRDNs (Gussack Realty Co./Tappan Wire and Cable, Inc.)/(RBS Citizens Bank N.A. LOC), 0.230%, 8/1/2012	3,175,000
13,995,000		West Seneca, NY CSD, 1.25% BANs, 11/29/2012	14,024,631
		TOTAL	307,817,633
		North Carolina—1.7%
8,400,000		Cleveland County, NC Industrial Facilities & PCFA, (Series 1998) Weekly VRDNs (Curtiss-Wright Flight Systems, Inc.)/(Bank of America N.A. LOC), 0.420%, 8/2/2012	8,400,000
24,610,000		Durham County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Research Triangle Institute)/(SunTrust Bank LOC), 0.350%, 8/2/2012	24,610,000
4,600,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000B) Weekly VRDNs (Nucor Corp.), 0.350%, 8/1/2012	4,600,000
2,500,000		New Hanover County, NC, (Series 2008A) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.150%, 8/1/2012	2,500,000
3,220,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Guilford College)/(Branch Banking & Trust Co. LOC), 0.170%, 8/2/2012	3,220,000
2,170,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (St. David's School)/(Branch Banking & Trust Co. LOC), 0.170%, 8/2/2012	2,170,000
8,085,000		North Carolina HFA, (Series 15-C) Weekly VRDNs (TD Bank, N.A. LIQ), 0.440%, 8/1/2012	8,085,000
2,390,000		North Carolina HFA, (Series 17-C) Weekly VRDNs (TD Bank, N.A. LIQ), 0.170%, 8/1/2012	2,390,000
495,000	[3,4]	North Carolina HFA, MERLOTS (Series 2008-C20) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.230%, 8/1/2012	495,000
5,865,000	[3,4]	North Carolina HFA, PUTTERs (Series 3722Z) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.210%, 8/2/2012	5,865,000
Annual Shareholder Report
18

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		North Carolina—continued
$8,000,000		Sampson County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (Sampson County Disposal, Inc.)/(Bank of America N.A. LOC), 0.220%, 8/2/2012	$8,000,000
1,230,000		Wake County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Wake County Disposal LLC)/(Bank of America N.A. LOC), 0.220%, 8/2/2012	1,230,000
		TOTAL	71,565,000
		North Dakota—1.0%
30,000,000		Grand Forks County, ND, (Series 2011) Weekly VRDNs (J.R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.260%, 8/1/2012	30,000,000
310,000		Hebron, ND IDA, (Series 1998) Weekly VRDNs (Dacco, Inc.)/(U.S. Bank, N.A. LOC), 0.240%, 8/2/2012	310,000
12,240,000		Richland County, ND, (Series 2010A) Weekly VRDNs (Minn-Dak Farmers Cooperative)/(CoBank, ACB LOC), 0.230%, 8/2/2012	12,240,000
		TOTAL	42,550,000
		Ohio—1.4%
2,000,000		Cleveland, OH Waterworks, (Series Q) Weekly VRDNs (Bank of New York Mellon LOC), 0.130%, 8/2/2012	2,000,000
5,000,000		Cleveland, OH, 1.50% BANs, 1/25/2013	5,014,214
30,700,000		Geauga County, OH, Revenue Bonds (Series 2007A) Daily VRDNs (South Franklin Circle)/(Key Bank, N.A. LOC), 0.300%, 8/1/2012	30,700,000
20,700,000		Ohio HFA, (Series J) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.200%, 8/1/2012	20,700,000
		TOTAL	58,414,214
		Oklahoma—0.6%
5,200,000		Blaine County, OK IDA, (Series 2000) Weekly VRDNs (Seaboard Farms)/(Bank of the West, San Francisco, CA LOC), 0.680%, 8/1/2012	5,200,000
8,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 0.220%, 8/2/2012	8,000,000
11,079,211	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2009-5) Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.270%, 8/2/2012	11,079,211
		TOTAL	24,279,211
		Oregon—2.3%
10,000,000		Oregon State Housing and Community Services Department, (2007 Series H) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.200%, 8/2/2012	10,000,000
15,000,000		Oregon State Housing and Community Services Department, (2008 Series C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.200%, 8/2/2012	15,000,000
25,000,000		Oregon State Housing and Community Services Department, Single-Family Mortgage Program (2008 Series F) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.200%, 8/2/2012	25,000,000
Annual Shareholder Report
19

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Oregon—continued
$24,650,000		Oregon State Housing and Community Services Department, Single-Family Mortgage Program (2008 Series I) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.200%, 8/2/2012	$24,650,000
10,000,000		Port of Morrow, OR, (Series 2001A) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.250%, 8/2/2012	10,000,000
10,000,000		Port of Morrow, OR, (Series 2001C) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.250%, 8/2/2012	10,000,000
		TOTAL	94,650,000
		Pennsylvania—1.7%
17,085,000		Beaver County, PA IDA, (Series 2006-B) Daily VRDNs (FirstEnergy Generation Corp.)/(Citibank NA, New York LOC), 0.180%, 8/1/2012	17,085,000
14,800,000		Delaware River Port Authority Revenue, (Series 2010B) Weekly VRDNs (Bank of America N.A. LOC), 0.170%, 8/2/2012	14,800,000
20,600,000		Luzerne County, PA, (Series A of 2006) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.450%, 8/2/2012	20,600,000
6,000,000		Pennsylvania EDFA, (Series 2006) Weekly VRDNs (AMC Delancey Traditions of Hershey Partners, LP)/(FHLB of Pittsburgh LOC), 0.170%, 8/2/2012	6,000,000
9,145,000	[3,4]	Pennsylvania HFA, P-FLOATs (Series MT-713) Weekly VRDNs (Bank of America N.A. LIQ), 0.300%, 8/2/2012	9,145,000
3,445,000		Pennsylvania State Higher Education Facilities Authority, (Series 2007B) Weekly VRDNs (La Salle University)/(Citizens Bank of Pennsylvania LOC), 0.180%, 8/1/2012	3,445,000
		TOTAL	71,075,000
		Rhode Island—0.4%
9,000,000		Newport, RI, 1.25% BANs, 7/3/2013	9,064,239
6,300,000		Warwick, RI Housing Authority, (Series 2001) Daily VRDNs (Trafalgar East Apartments)/(Bank of America N.A. LOC), 0.250%, 8/1/2012	6,300,000
		TOTAL	15,364,239
		South Carolina—1.8%
10,000,000		Berkeley County, SC IDB, (Series 1996A) Weekly VRDNs (Nucor Corp.), 0.250%, 8/1/2012	10,000,000
25,000,000		Berkeley County, SC IDB, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.250%, 8/1/2012	25,000,000
4,780,000		Rock Hill, SC Utility System, Combined Utility System Revenue Bonds (Series 2003-B) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.400%, 8/1/2012	4,780,000
10,000,000		South Carolina Jobs-EDA, (Series 1997) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.260%, 8/1/2012	10,000,000
3,000,000		South Carolina Jobs-EDA, (Series 1997B) Weekly VRDNs (Mohawk Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.310%, 8/2/2012	3,000,000
Annual Shareholder Report
20

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		South Carolina—continued
$6,225,000		South Carolina Jobs-EDA, (Series 1997C) Weekly VRDNs (Mohawk Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.310%, 8/2/2012	$6,225,000
8,000,000		South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Brashier Charter, LLC)/(SunTrust Bank LOC), 0.440%, 8/1/2012	8,000,000
6,935,000		South Carolina Jobs-EDA, IDBs (Series 2008) Weekly VRDNs (South Carolina Electric and Gas)/(Branch Banking & Trust Co. LOC), 0.210%, 8/2/2012	6,935,000
		TOTAL	73,940,000
		South Dakota—0.4%
8,410,000		South Dakota EDFA, (Series 1996) Weekly VRDNs (Hastings Filters, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.230%, 8/2/2012	8,410,000
4,000,000		South Dakota Housing Development Authority, (2003 Series F) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.270%, 8/2/2012	4,000,000
3,000,000		South Dakota Value Added Finance Authority, (Series 2004) Weekly VRDNs (Prairie Gold Dairy LLC)/(CoBank, ACB LOC), 0.220%, 8/2/2012	3,000,000
		TOTAL	15,410,000
		Tennessee—2.1%
12,710,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-3-C) Daily VRDNs (Loudon County, TN)/(KBC Bank N.V. LOC), 0.500%, 8/1/2012	12,710,000
5,000,000		Covington, TN IDB, (Series 1992) Weekly VRDNs (Charms Co.)/(Bank of America N.A. LOC), 0.330%, 8/1/2012	5,000,000
3,200,000		Dickson County, TN IDB, (Series 1997) Weekly VRDNs (Jackson Foundation)/(SunTrust Bank LOC), 0.440%, 8/1/2012	3,200,000
3,500,000		Jackson, TN Health Educational & Housing Facilities Board Multifamily Revenue, (Series 1998) Weekly VRDNs (Park Ridge Apartments)/(Wells Fargo Bank, N.A. LOC), 0.200%, 8/2/2012	3,500,000
11,395,000	[3,4]	Knox County, TN Health Education & Housing Facilities Board, P-FLOATs (Series PT-2524) Weekly VRDNs (Steeplechase Falls II LP)/(Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.380%, 8/2/2012	11,395,000
7,500,000		Marion County, TN IDA, (Series 2000) Weekly VRDNs (Valmont Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.330%, 8/2/2012	7,500,000
22,790,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series V-A-1) Weekly VRDNs (Metropolitan Knoxville, TN Airport Authority)/(Branch Banking & Trust Co. LOC), 0.240%, 8/1/2012	22,790,000
16,150,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-A-1) Daily VRDNs (Hawkins County, TN)/(KBC Bank N.V. LOC), 0.500%, 8/1/2012	16,150,000
Annual Shareholder Report
21

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Tennessee—continued
$7,535,000	[3,4]	Tennessee Housing Development Agency, Clipper Tax-Exempt Certificates Trust (Series 2009-02) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.270%, 8/2/2012	$7,535,000
		TOTAL	89,780,000
		Texas—8.0%
59,100,000		Austin, TX Airport System, (Series 2005-3) Weekly VRDNs (Austin, TX)/(State Street Bank and Trust Co. LOC), 0.200%, 8/2/2012	59,100,000
13,775,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2004) Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.280%, 8/2/2012	13,775,000
14,500,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2006) Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.280%, 8/2/2012	14,500,000
4,000,000		Colorado River, TX Municipal Water Distribution, (Series 2001) Weekly VRDNs (Republic Services, Inc.)/(Bank of America N.A. LOC), 0.250%, 8/2/2012	4,000,000
2,100,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (DARE Investments)/(Rabobank Nederland NV, Utrecht LOC), 0.260%, 8/2/2012	2,100,000
2,950,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (Northside Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.260%, 8/2/2012	2,950,000
3,000,000		Dallam County, TX IDC, (Series 2006) Weekly VRDNs (Dalhart Jersey Ranch, Inc.)/(CoBank, ACB LOC), 0.220%, 8/2/2012	3,000,000
16,000,000		Harris County, TX HFDC, (Series 2008A) Weekly VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A. and Wells Fargo Bank, N.A. LIQs), 0.220%, 8/2/2012	16,000,000
3,650,000		Harris County, TX HFDC, (Subseries 2007A-2) Daily VRDNs (Baylor College of Medicine)/(Bank of America N.A. LOC), 0.180%, 8/1/2012	3,650,000
11,895,000	[3,4]	Harris County, TX Housing Finance Corp., P-FLOATs (Series PT-4551) Weekly VRDNs (Bayview Apartments)/(FHLMC LIQ)/(FHLMC LOC), 0.420%, 8/2/2012	11,895,000
14,370,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly VRDNs (Harris Park Partners LP)/(Wells Fargo Bank, N.A. LOC), 0.200%, 8/2/2012	14,370,000
17,000,000		Lower Colorado River Authority, TX, (Series B), 0.30% CP (Bank of America N.A. LOC), Mandatory Tender 11/13/2012	17,000,000
5,000,000		North Texas Tollway Authority, (Series A-1), 0.33% CP (Bank of America N.A. LOC), Mandatory Tender 10/9/2012	5,000,000
9,695,000	[3,4]	Texas State Department of Housing & Community Affairs, P-FLOATs (Series PT-4594) Weekly VRDNs (Tranquility Housing Ltd.)/(GTD by FHLMC)/(FHLMC LIQ), 0.350%, 8/2/2012	9,695,000
100,000,000		Texas State, (Series 2011A), 2.50% TRANs, 8/30/2012	100,177,355
7,180,000	[3,4]	Texas State, MERLOTS (Series 2008-C47) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.230%, 8/1/2012	7,180,000
Annual Shareholder Report
22

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Texas—continued
$52,000,000		Texas State, Variable Rate College Student Loan & Refunding Bonds (Series 2003) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.200%, 8/2/2012	$52,000,000
		TOTAL	336,392,355
		Utah—0.1%
1,025,000		Emery County, UT, PCRB (Series 1991) Weekly VRDNs (Pacificorp)/(JPMorgan Chase Bank, N.A. LOC), 0.170%, 8/1/2012	1,025,000
1,290,000		Salt Lake County, UT Training Facilities, (Series 2000) Weekly VRDNs (Community Foundation For The Disabled, Inc.)/(Wells Fargo Bank Northwest, N.A. LOC), 0.330%, 8/2/2012	1,290,000
		TOTAL	2,315,000
		Vermont—2.0%
10,440,000		Vermont HFA, (Series 24A) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(TD Bank, N.A. LIQ), 0.330%, 8/1/2012	10,440,000
12,945,000		Vermont HFA, (Series 25A) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(TD Bank, N.A. LIQ), 0.330%, 8/1/2012	12,945,000
11,950,000		Vermont HFA, (Series 26) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(TD Bank, N.A. LIQ), 0.330%, 8/1/2012	11,950,000
47,340,000		Vermont State Student Assistance Corp., (Series 2008C-2) Weekly VRDNs (State Street Bank and Trust Co. LOC), 0.160%, 8/2/2012	47,340,000
		TOTAL	82,675,000
		Virginia—0.2%
1,000,000		Brunswick County, VA IDA, (Series 1996) Weekly VRDNs (Aegis Waste Solutions, Inc.)/(Bank of America N.A. LOC), 0.400%, 8/2/2012	1,000,000
4,200,000		Fairfax County, VA EDA, (Series 2005) Weekly VRDNs (Public Broadcasting Service)/(Bank of America N.A. LOC), 0.260%, 8/2/2012	4,200,000
1,800,000		Hanover County, VA IDA, (Series 2005A) Weekly VRDNs (Rhapsody Land & Development LLC)/(Wells Fargo Bank, N.A. LOC), 0.330%, 8/2/2012	1,800,000
3,000,000		Portsmouth, VA IDA, (Series 2001B) Weekly VRDNs (Ocean Marine LLC)/(Wells Fargo Bank, N.A. LOC), 0.240%, 8/2/2012	3,000,000
		TOTAL	10,000,000
		Washington—1.7%
2,400,000		Kitsap County, WA IDC, (Series 2006) Weekly VRDNs (Cara Land Co., LLC)/(Wells Fargo Bank, N.A. LOC), 0.380%, 8/2/2012	2,400,000
2,125,000		Port of Pasco, WA Economic Development Corp., (Series 1996) Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 0.220%, 8/2/2012	2,125,000
7,435,000	[3,4]	Port of Seattle, WA, PUTTERs (Series 2020) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.230%, 8/2/2012	7,435,000
2,790,000		Washington State EDFA, (Series 2000C) Weekly VRDNs (AMI-Moore LLC)/(Key Bank, N.A. LOC), 0.650%, 8/2/2012	2,790,000
Annual Shareholder Report
23

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Washington—continued
$13,650,000	Washington State EDFA, (Series 2000H) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.220%, 8/1/2012	$13,650,000
11,650,000	Washington State EDFA, (Series 2000I) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.220%, 8/1/2012	11,650,000
7,375,000	Washington State EDFA, (Series 2001E) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Bank of America N.A. LOC), 0.300%, 8/2/2012	7,375,000
1,000,000	Washington State EDFA, (Series 2001L) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Bank of America N.A. LOC), 0.300%, 8/2/2012	1,000,000
10,000,000	Washington State EDFA, (Series 2007A) Weekly VRDNs (Delta Marine Industries, Inc.)/(Key Bank, N.A. LOC), 0.400%, 8/2/2012	10,000,000
4,500,000	Washington State EDFA, (Series 2007J) Weekly VRDNs (Ocean Gold Seafoods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.300%, 8/2/2012	4,500,000
2,790,000	Washington State EDFA, (Series C) Weekly VRDNs (Novelty Hills Properties LLC)/(U.S. Bank, N.A. LOC), 0.230%, 8/2/2012	2,790,000
4,560,000	Washington State Housing Finance Commission: MFH, (Series 2007) Weekly VRDNs (Clark Island LP)/(FHLMC LOC), 0.200%, 8/2/2012	4,560,000
	TOTAL	70,275,000
	West Virginia—0.1%
3,760,000	Ritchie County, WV, IDRB (Series 1996) Weekly VRDNs (Simonton Building Products, Inc.)/(PNC Bank, N.A. LOC), 0.240%, 8/2/2012	3,760,000
	Wisconsin—2.0%
4,000,000	Combined Locks, WI IDRB, (Series 1997) Weekly VRDNs (Appleton Papers)/(Fifth Third Bank, Cincinnati LOC), 0.390%, 8/2/2012	4,000,000
3,150,000	Kiel, WI IDA, (Series 2007) Weekly VRDNs (Polar Ware Co.)/(Wells Fargo Bank, N.A. LOC), 0.300%, 8/2/2012	3,150,000
4,490,000	Lancaster, WI IDRB, (Series 2007) Weekly VRDNs (Woolwich Dairy (USA), Inc.)/(BMO Harris Bank, N.A. LOC), 0.290%, 8/2/2012	4,490,000
1,590,000	West Bend, WI IDA, (Series 2006) Weekly VRDNs (Jackson Concrete, Inc.)/(U.S. Bank, N.A. LOC), 0.250%, 8/2/2012	1,590,000
1,500,000	Whitehall, WI IDRB, (Series 2007) Weekly VRDNs (Whitehall Specialties, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.220%, 8/2/2012	1,500,000
15,000,000	Wisconsin HEFA, (Series 2010C), 0.40% CP (Aurora Health Care, Inc.)/(Bank of America N.A. LOC), Mandatory Tender 8/6/2012	15,000,000
31,000,000	Wisconsin Housing & EDA, (Series A) Weekly VRDNs (FHLB of Chicago LIQ), 0.200%, 8/2/2012	31,000,000
21,665,000	Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.180%, 8/1/2012	21,665,000
	TOTAL	82,395,000
	Wyoming—0.8%
10,000,000	Sweetwater County, WY Environmental Improvement, (Series 1995) Daily VRDNs (Pacificorp)/(Barclays Bank PLC LOC), 0.190%, 8/1/2012	10,000,000
Annual Shareholder Report
24

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Wyoming—continued
$22,700,000	Sweetwater County, WY Environmental Improvement, (Series 2007) Weekly VRDNs (Simplot Phosphates LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.260%, 8/1/2012	$22,700,000
	TOTAL	32,700,000
	TOTAL MUNICIPAL INVESTMENTS—100.5% (AT AMORTIZED COST)[5]	4,225,769,284
	OTHER ASSETS AND LIABILITIES - NET—(0.5)%[6]	(20,278,559)
	TOTAL NET ASSETS—100%	$4,205,490,725
Securities that are subject to the federal alternative minimum tax (AMT) represent 66.0% of the portfolio as calculated based upon total market value (percentage is unaudited).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2012, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value (unaudited)
First Tier	Second Tier
96.6%	3.4%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2012, these restricted securities amounted to $964,842,211, which represented 22.9% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2012, these liquid restricted securities amounted to $964,842,211, which represented 22.9% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2012.
Annual Shareholder Report
25

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Annual Shareholder Report
26

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CDA	—Community Development Authority
COL	—Collateralized
COPs	—Certificates of Participation
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB(s)	—Industrial Development Bond(s)
IDC	—Industrial Development Corporation
IDFA	—Industrial Development Finance Authority
IDR	—Industrial Development Revenue
IDRB(s)	—Industrial Development Revenue Bond(s)
INS	—Insured
LIQ(s)	—Liquidity Agreement(s)
LOC	—Letter of Credit
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	—Multi-Family Housing
PCA	—Pollution Control Authority
PCFA	—Pollution Control Finance Authority
PCRB	—Pollution Control Revenue Bond
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
PUTTERs	—Puttable Tax-Exempt Receipts
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRNs	—Variable Rate Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
27

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.002	0.003	0.015	0.029
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.002	0.003	0.015	0.029
Less Distributions:
Distributions from net investment income	(0.001)	(0.002)	(0.003)	(0.015)	(0.029)
Distributions from net realized gain on investments	(0.000)[1]	—	—	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.001)	(0.002)	(0.003)	(0.015)	(0.029)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.15%	0.20%	0.27%	1.52%	2.92%
Ratios to Average Net Assets:
Net expenses	0.21%[3]	0.21%[3]	0.22%	0.22%[3]	0.18%[3]
Net investment income	0.14%	0.20%	0.26%	1.41%	2.94%
Expense waiver/reimbursement[4]	0.08%	0.08%	0.08%	0.11%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,268,337	$2,802,916	$3,472,460	$2,950,672	$3,192,965
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.21%, 0.21%, 0.22% and 0.18% for the years ended July 31, 2012, 2011, 2009 and 2008, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
28

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.001	0.013	0.026
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.001	0.013	0.026
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.001)	(0.013)	(0.026)
Distributions from net realized gain on investments	(0.000)[1]	—	—	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.001)	(0.013)	(0.026)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.01%	0.06%	1.27%	2.67%
Ratios to Average Net Assets:
Net expenses	0.34%[3]	0.40%[3]	0.43%	0.47%[3]	0.43%[3]
Net investment income	0.01%	0.01%	0.06%	1.16%	2.57%
Expense waiver/reimbursement[4]	0.20%	0.14%	0.12%	0.11%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$828,815	$852,955	$772,448	$1,342,615	$964,094
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.34%, 0.40%, 0.47% and 0.43% for the years ended July 31, 2012, 2011, 2009 and 2008, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
29

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.001	0.002	0.014	0.028
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.001	0.002	0.014	0.028
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.001)	(0.002)	(0.014)	(0.028)
Distributions from net realized gain on investments	(0.000)[1]	—	—	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.001)	(0.002)	(0.014)	(0.028)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.06%	0.10%	0.17%	1.42%	2.82%
Ratios to Average Net Assets:
Net expenses	0.31%[3]	0.31%[3]	0.32%	0.32%[3]	0.28%[3]
Net investment income	0.04%	0.10%	0.17%	1.30%	2.78%
Expense waiver/reimbursement[4]	0.08%	0.08%	0.08%	0.11%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,108,338	$1,284,749	$1,154,692	$1,537,150	$1,156,792
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.31%, 0.31%, 0.32% and 0.28% for the years ended July 31, 2012, 2011, 2009 and 2008, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
30

Statement of Assets and Liabilities
July 31, 2012
Assets:
Total investment in securities, at amortized cost and fair value		$4,225,769,284
Cash		425,620
Income receivable		5,566,504
Receivable for shares sold		68,640
TOTAL ASSETS		4,231,830,048
Liabilities:
Payable for shares redeemed	$25,978,520
Income distribution payable	74,274
Payable for Directors'/Trustees' fees	6,046
Payable for shareholder services fee (Note 5)	157,460
Accrued expenses	123,023
TOTAL LIABILITIES		26,339,323
Net assets for 4,205,483,361 shares outstanding		$4,205,490,725
Net Assets Consist of:
Paid-in capital		$4,205,463,050
Accumulated net realized gain on investments		46,862
Distributions in excess of net investment income		(19,187)
TOTAL NET ASSETS		$4,205,490,725
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$2,268,336,818 ÷ 2,268,323,699 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$828,815,465 ÷ 828,825,233 shares outstanding, no par value, unlimited shares authorized		$1.00
Capital Shares:
$1,108,338,442 ÷ 1,108,334,429 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
31

Statement of Operations
Year Ended July 31, 2012
Investment Income:
Interest			$16,576,462
Expenses:
Investment adviser fee (Note 5)		$9,403,736
Administrative fee (Note 5)		3,668,449
Custodian fees		155,567
Transfer and dividend disbursing agent fees and expenses		51,321
Directors'/Trustees' fees		33,756
Auditing fees		20,000
Legal fees		27,341
Portfolio accounting fees		185,498
Shareholder services fee (Note 5)		2,985,460
Account administration fee (Note 2)		342,869
Share registration costs		152,330
Printing and postage		59,191
Insurance premiums		13,474
Miscellaneous		25,828
TOTAL EXPENSES		17,124,820
Waivers, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 5)	$(3,601,851)
Waiver of administrative fee (Note 5)	(90,327)
Waiver of shareholder services fee (Note 5)	(927,965)
Reimbursement of shareholder services fee (Note 5)	(188,687)
Reduction of custodian fees (Note 6)	(130)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(4,808,960)
Net expenses			12,315,860
Net investment income			4,260,602
Net realized gain on investments			68,320
Change in net assets resulting from operations			$4,328,922
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
32

Statement of Changes in Net Assets
Year Ended July 31	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,260,602	$8,113,587
Net realized gain on investments	68,320	737,407
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,328,922	8,850,994
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(3,704,946)	(6,704,737)
Service Shares	(87,738)	(93,690)
Capital Shares	(484,264)	(1,147,704)
Distributions from net realized gain on investments
Institutional Shares	(430,701)	—
Service Shares	(132,767)	—
Capital Shares	(157,254)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,997,670)	(7,946,131)
Share Transactions:
Proceeds from sale of shares	13,652,277,667	17,587,565,747
Net asset value of shares issued to shareholders in payment of distributions declared	3,538,146	5,570,706
Cost of shares redeemed	(14,390,276,661)	(18,053,020,770)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(734,460,848)	(459,884,317)
Change in net assets	(735,129,596)	(458,979,454)
Net Assets:
Beginning of period	4,940,620,321	5,399,599,775
End of period (including distributions in excess of net investment income of $(19,187) and $(2,841), respectively)	$4,205,490,725	$4,940,620,321
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
33

Notes to Financial Statements
July 31, 2012
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Municipal Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local taxes.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) or an affiliated adviser, and others to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Annual Shareholder Report
34

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares and Capital Shares may bear shareholder services fees and account administration fees unique to those classes. For the year ended July 31, 2012, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Service Shares	$244,309
Capital Shares	98,560
TOTAL	$342,869
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense,
Annual Shareholder Report
35

either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2012		2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	10,162,432,294	$10,162,432,294	13,233,574,077	$13,233,574,077
Shares issued to shareholders in payment of distributions declared	2,796,154	2,796,154	4,460,794	4,460,794
Shares redeemed	(10,698,375,120)	(10,698,375,120)	(13,908,124,771)	(13,908,124,771)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(533,146,672)	$(533,146,672)	(670,089,900)	$(670,089,900)
Year Ended July 31	2012		2011
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,724,540,027	$1,724,540,027	1,854,432,678	$1,854,432,678
Shares issued to shareholders in payment of distributions declared	193,119	193,119	81,897	81,897
Shares redeemed	(1,749,266,072)	(1,749,266,072)	(1,774,158,196)	(1,774,158,196)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(24,532,926)	$(24,532,926)	80,356,379	$80,356,379
Year Ended July 31	2012		2011
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	1,765,305,346	$1,765,305,346	2,499,558,992	$2,499,558,992
Shares issued to shareholders in payment of distributions declared	548,873	548,873	1,028,015	1,028,015
Shares redeemed	(1,942,635,469)	(1,942,635,469)	(2,370,737,803)	(2,370,737,803)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(176,781,250)	$(176,781,250)	129,849,204	$129,849,204
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(734,460,848)	$(734,460,848)	(459,884,317)	$(459,884,317)
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4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2012 and 2011, was as follows:
	2012	2011
Ordinary income[1]	$336,337	—
Tax-exempt income	$4,276,948	$7,946,131
Long-term capital gains	$384,385	—
1	For tax purposes, short-term capital gain distributions are treated as ordinary income distributions.

As of July 31, 2012, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$7,455
Undistributed long-term capital gain	$20,220
2	For tax purposes, short-term capital gains are treated as ordinary income for distribution purposes.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2012, the Adviser voluntarily waived $3,601,851 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $90,327 of its fee.
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Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares and Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2012, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed	Service Fees Waived by Unaffiliated Third Parties
Service Shares	$1,947,984	$(183,807)	$(889,984)
Capital Shares	1,037,476	(4,880)	(37,981)
TOTAL	$2,985,460	$(188,687)	$(927,965)
For the year ended July 31, 2012, FSSC did not receive any fees paid by the Fund. For the year ended July 31, 2012, the Fund's Institutional Shares did not incur Service Fees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and reimbursements) will not exceed 0.21%, 0.46% and 0.31% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $3,323,855,000 and $4,456,250,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
6. EXPENSE Reduction
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended July 31, 2012, the Fund's expenses were reduced by $130 under these arrangements.
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7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2012, there were no outstanding loans. During the year ended July 31, 2012, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2012, there were no outstanding loans. During the year ended July 31, 2012, the program was not utilized.
9. Subsequent events
On August 15, 2012, the Trustees approved the elimination of minimum administrative personnel and services fees effective September 1, 2012. Prior to this date, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares.
Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2012, the amount of long-term capital gains designated by the Fund was $384,385.
For the year ended July 31, 2012, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF the MONEY MARKET OBLIGATIONS TRUST AND THE SHAREHOLDERS OF FEDERATED MUNICIPAL OBLIGATIONS FUND:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Municipal Obligations Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2012, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Municipal Obligations Fund as of July 31, 2012, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 24, 2012
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2012 to July 31, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2012	Ending Account Value 7/31/2012	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.70	$1.04
Service Shares	$1,000	$1,000.00	$1.74[2]
Capital Shares	$1,000	$1,000.20	$1.54
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.82	$1.06
Service Shares	$1,000	$1,023.12	$1.76[2]
Capital Shares	$1,000	$1,023.32	$1.56
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.21%
Service Shares	0.35%
Capital Shares	0.31%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.46% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.29 and $2.31, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Trust comprised 36 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1998	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 Treasurer Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 Chief Investment Officer and Vice President Began serving: May 2004	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since November 1996. Ms. Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004 and Chief Investment Officer of Tax-Free Money Markets in 2010 and is a Vice President of the Trust with respect to the Fund. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Funds Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
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Evaluation and Approval of Advisory Contract–May 2012
FEDERATED MUNICIPAL OBLIGATIONS FUND (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
For the one-year period covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be
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competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
Annual Shareholder Report
50

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report
51

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
Annual Shareholder Report
52

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Municipal Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N658
CUSIP 60934N641
CUSIP 60934N633
Q450516 (9/12)
Federated is a registered trademark of Federated Investors, Inc.
2012 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2012
Share Class	Ticker
Institutional	PCOXX
Service*	PRCXX
Capital**	PCCXX
*formerly, Institutional Service Shares
**formerly, Institutional Capital Shares
Federated Prime Cash Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2012, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	38.4%
Bank Instruments	37.6%
Variable Rate Instruments	9.6%
U.S. Treasury Security	1.1%
Repurchase Agreements	13.2%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
At July 31, 2012, the Fund's effective maturity schedule3 was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	32.4%[4]
8-30 Days	34.0%
31-90 Days	22.1%
91-180 Days	10.1%
181 Days or more	1.3%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes includes asset-backed securities, collateralized loan agreements, commercial paper, corporate bonds, loan participation and municipal bonds, with interest rates that are fixed or that reset periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 18.8% of the Fund's portfolio.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2012
Principal Amount			Value
		Asset-Backed Securities—2.6%
		Aerospace/Auto—0.1%
$15,953,346	[1,2]	Enterprise Fleet Financing, LLC 2012-1, Class A1, 0.460%, 5/20/2013	$15,953,346
		Finance - Automotive—0.7%
51,823,643		AmeriCredit Automobile Receivables Trust 2012-3, Class A1, 0.361%, 7/8/2013	51,823,643
15,283,463		Honda Auto Receivables Owner Trust 2012-2, Class A1, 0.301%, 5/15/2013	15,283,463
56,204,365	[1,2]	Hyundai Auto Lease Securitization Trust 2012-A, Class A1, 0.384%, 6/17/2013	56,204,365
3,652,246		Mercedes-Benz Auto Lease Trust 2012-A, Class A1, 0.344%, 4/15/2013	3,652,246
14,435,419		Santander Drive Auto Receivables Trust 2012-2, Class A1, 0.330%, 3/15/2013	14,435,419
33,005,141		Santander Drive Auto Receivables Trust 2012-3, Class A1, 0.328%, 5/15/2013	33,005,141
		TOTAL	174,404,277
		Finance - Equipment—0.1%
25,591,727	[1,2]	CIT Equipment Collateral 2012-VT1, Class A1, 0.441%, 4/22/2013	25,591,727
		Finance - Retail—1.7%
75,000,000	[1,2,3]	Arkle Master Issuer PLC 2012-1, Class 1A, 0.448%, 8/17/2012	75,000,000
28,500,000	[1,2,3]	Fosse Master Issuer PLC 2011-2, Class A1, 0.448%, 8/20/2012	28,500,000
77,000,000	[1,2,3]	Fosse Master Issuer PLC 2012-1, Class A1, 0.428%, 8/20/2012	77,000,000
100,000,000	[1,2,3]	Gracechurch Mortgage Finance PLC 2011-1, Class 1A, 0.447%, 8/20/2012	100,000,000
100,000,000	[1,2,3]	Holmes Master Issuer PLC 2012-1, Class A1, 0.449%, 8/16/2012	100,000,000
		TOTAL	380,500,000
		TOTAL ASSET-BACKED SECURITIES	596,449,350
		Certificates of Deposit—37.6%
		Finance - Banking—37.6%
400,000,000	[3]	Bank of Montreal, 0.436%, 8/31/2012	400,000,000
150,000,000	[3]	Bank of Montreal, 0.499%, 8/14/2012	150,000,000
125,000,000	[3]	Bank of Nova Scotia, Toronto, 0.316%, 8/23/2012	124,999,423
250,000,000		Bank of Nova Scotia, Toronto, 0.370%, 8/28/2012	250,000,000
365,000,000	[3]	Bank of Nova Scotia, Toronto, 0.396%, 8/9/2012	365,000,000
1,094,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.350% - 0.360%, 8/3/2012 - 10/22/2012	1,094,000,000
356,000,000		Barclays Bank PLC, 0.260% - 0.330%, 8/16/2012 - 10/30/2012	356,000,000
175,000,000	[3]	Canadian Imperial Bank of Commerce, 0.337%, 8/24/2012	175,000,000
Annual Shareholder Report
2

Principal Amount			Value
		Certificates of Deposit—continued
		Finance - Banking—continued
$300,000,000	[3]	Canadian Imperial Bank of Commerce, 0.439%, 8/13/2012	$300,000,000
400,000,000		Credit Agricole Corporate and Investment Bank, 0.410%, 8/6/2012	400,000,000
224,500,000		Credit Suisse, Zurich, 0.300%, 8/28/2012	224,500,000
125,000,000	[3]	Credit Suisse, Zurich, 0.567%, 8/24/2012	125,000,000
805,000,000		Deutsche Bank AG, 0.380% - 0.450%, 8/17/2012 - 11/8/2012	805,001,803
100,000,000	[3]	Deutsche Bank AG, 0.717%, 8/21/2012	100,000,000
690,500,000		Mizuho Corporate Bank Ltd., 0.330% - 0.350%, 8/3/2012 - 8/27/2012	690,500,000
170,000,000		Mizuho Corporate Bank Ltd., 0.395% - 0.415%, 8/2/2012 - 8/17/2012	169,999,704
378,000,000		National Australia Bank Ltd., Melbourne, 0.355%, 10/4/2012	378,003,354
310,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.399%, 8/13/2012	310,000,000
100,000,000	[3]	Royal Bank of Canada, Montreal, 0.419%, 8/13/2012	100,000,000
30,000,000	[3]	Royal Bank of Canada, Montreal, 0.487%, 8/22/2012	30,000,000
250,000,000	[3]	Royal Bank of Canada, Montreal, 0.536%, 8/6/2012	250,000,000
75,000,000	[3]	Royal Bank of Canada, Montreal, 0.538%, 9/18/2012	75,000,000
80,000,000	[3]	Royal Bank of Canada, Montreal, 0.538%, 9/21/2012	80,000,000
73,000,000		Royal Bank of Canada, Montreal, 0.570%, 10/11/2012	73,000,000
910,000,000		Sumitomo Mitsui Banking Corp., 0.330% - 0.350%, 9/5/2012 - 10/31/2012	910,000,000
300,000,000	[3]	Toronto Dominion Bank, 0.446%, 8/10/2012	300,000,000
200,000,000	[3]	Toronto Dominion Bank, 0.446%, 8/9/2012	200,000,000
125,000,000	[3]	Toronto Dominion Bank, 0.448%, 10/26/2012	125,000,000
50,000,000	[3]	Toronto Dominion Bank, 0.466%, 8/2/2012	50,000,000
		TOTAL CERTIFICATES OF DEPOSIT	8,611,004,284
		Collateralized Loan Agreements—10.4%
		Finance - Banking—10.4%
40,000,000		BNP Paribas Securities Corp., 0.456%, 8/1/2012	40,000,000
470,000,000		Barclays Capital, Inc., 0.355% - 0.781%, 8/1/2012 - 10/23/2012	470,000,000
565,000,000		Credit Suisse Securities (USA) LLC, 0.284% - 0.862%, 8/1/2012 - 10/25/2012	565,000,000
84,000,000		Deutsche Bank Securities, Inc., 0.558%, 8/1/2012	84,000,000
550,000,000		JPMorgan Securities LLC, 0.456% - 0.679%, 8/1/2012 - 9/26/2012	550,000,000
415,000,000		RBC Capital Markets, LLC, 0.264% - 0.545%, 8/2/2012 - 9/20/2012	415,000,000
250,000,000		Wells Fargo Securities, LLC, 0.456%, 10/3/2012 - 10/16/2012	250,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	2,374,000,000
		Commercial Paper—22.6%[4]
		Finance - Banking—17.4%
200,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.356%, 11/27/2012	199,767,278
Annual Shareholder Report
3

Principal Amount			Value
		Commercial Paper—continued[4]
		Finance - Banking—continued
$215,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.340%, 8/15/2012	$214,971,572
130,000,000	[1,2]	Commonwealth Bank of Australia, 0.401%, 1/7/2013	129,770,333
265,000,000		Credit Agricole North America, Inc., 0.400% - 0.420%, 8/9/2012 - 8/29/2012	264,945,889
994,662,000		ING (U.S.) Funding LLC, 0.340% - 0.375%, 8/1/2012 - 10/10/2012	994,215,041
11,792,000		Los Angeles County, CA Metropolitan Transportation Authority, (Bank of America N.A. LOC), 0.237%, 8/2/2012	11,792,000
300,000,000	[1,2]	Matchpoint Master Trust, 0.420% - 0.450%, 8/2/2012 - 8/16/2012	299,980,000
700,000,000	[1,2]	National Australia Funding (Delaware) Inc., 0.351% - 0.371%, 8/17/2012 - 11/21/2012	699,525,320
100,000,000	[1,2]	Northern Pines Funding LLC, 0.441%, 8/8/2012	99,991,444
500,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.190% - 0.510%, 8/1/2012 - 8/2/2012	499,998,583
576,000,000		Westpac Banking Corp. Ltd., Sydney, 0.401%, 8/1/2012 - 1/3/2013	575,433,644
		TOTAL	3,990,391,104
		Finance - Commercial—3.1%
715,000,000		General Electric Capital Corp., 0.341% - 0.401%, 8/20/2012 - 12/11/2012	714,268,722
		Finance - Retail—2.1%
200,000,000	[1,2]	Alpine Securitization Corp., 0.300%, 8/24/2012	199,961,667
199,400,000	[1,2]	Barton Capital LLC, 0.400% - 0.420%, 8/13/2012 - 9/4/2012	199,351,438
70,000,000	[1,2]	Salisbury Receivables Company LLC, 0.300%, 8/22/2012	69,987,750
		TOTAL	469,300,855
		TOTAL COMMERCIAL PAPER	5,173,960,681
		Corporate Bonds—2.4%
		Diversified—0.3%
53,631,000		General Electric Co., 5.000%, 2/1/2013	54,828,415
		Finance - Banking—1.1%
19,300,000	[1,2]	Commonwealth Bank of Australia, 2.750%, 10/15/2012	19,390,743
150,000,000	[3]	JPMorgan Chase Bank, N.A., 0.367%, 8/21/2012	150,000,000
2,500,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 1.900%, 12/14/2012	2,513,744
79,757,000		Westpac Banking Corp. Ltd., Sydney, 2.250%, 11/19/2012	80,189,300
		TOTAL	252,093,787
		Finance - Commercial—1.0%
9,242,000	[3]	General Electric Capital Corp., 0.596%, 8/1/2012	9,238,044
10,375,000		General Electric Capital Corp., 2.800%, 1/8/2013	10,475,948
29,080,000		General Electric Capital Corp., 3.500%, 8/13/2012	29,109,792
6,112,000		General Electric Capital Corp., 4.800%, 5/1/2013	6,298,363
175,671,000		General Electric Capital Corp., 5.250%, 10/19/2012	177,353,948
Annual Shareholder Report
4

Principal Amount		Value
	Corporate Bonds—continued
	Finance - Commercial—continued
$3,898,000	General Electric Capital Corp., 5.450%, 1/15/2013	$3,984,287
	TOTAL	236,460,382
	TOTAL CORPORATE BONDS	543,382,584
	Corporate Notes—0.0%
	Finance - Commercial—0.0%
1,629,000	General Electric Capital Corp., 4.250%, 1/31/2013	1,658,812
	Loan Participation—0.4%
	Chemicals—0.4%
100,000,000	DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 0.400%, 8/30/2012	100,000,000
	Notes—Variable—9.6%[3]
	Finance - Banking—8.3%
2,000,000	Albuquerque, NM IDRB, (Series 1997) El Canto, Inc., (Wells Fargo Bank, N.A. LOC), 0.260%, 8/2/2012	2,000,000
4,615,000	Anchor Holdings LLC, (Series 2000), (U.S. Bank, N.A. LOC), 0.450%, 8/2/2012	4,615,000
1,000,000	Arizona Health Facilities Authority, (Series 2009F), (Citibank NA, New York LOC), 0.200%, 8/1/2012	1,000,000
215,000,000	Australia & New Zealand Banking Group, Melbourne, 0.421%, 8/6/2012	215,000,000
15,000,000	Bank of Montreal, 0.567%, 8/14/2012	15,000,024
25,000,000	Bay Area Toll Authority, CA, (2006 Series C-3), (Lloyds TSB Bank PLC, London LOC), 0.160%, 8/2/2012	25,000,000
380,000	Biddle Road Corp., (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.240%, 8/2/2012	380,000
41,190,000	Blount County, TN Public Building Authority, (Series E-6-A), (Branch Banking & Trust Co. LOC), 0.170%, 8/1/2012	41,190,000
36,460,000	California Health Facilities Financing Authority, (Series 2005H), (Bank of America N.A. LOC), 0.220%, 8/1/2012	36,460,000
9,355,000	Capital Markets Access Co. LC, West Broad Holdings, LLC (Series 2007), (Wells Fargo Bank, N.A. LOC), 0.240%, 8/2/2012	9,355,000
1,551,000	Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 0.240%, 8/2/2012	1,551,000
5,250,000	Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 0.240%, 8/2/2012	5,250,000
618,000	Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 0.240%, 8/2/2012	618,000
738,000	Capital One Funding Corp., (Series 1996-I), (JPMorgan Chase Bank, N.A. LOC), 0.290%, 8/2/2012	738,000
1,918,000	Capital One Funding Corp., (Series 1997-G), (JPMorgan Chase Bank, N.A. LOC), 0.240%, 8/2/2012	1,918,000
Annual Shareholder Report
5

Principal Amount			Value
		Notes—Variable—continued[3]
		Finance - Banking—continued
$970,000		Capital One Funding Corp., (Series 2001-C), (JPMorgan Chase Bank, N.A. LOC), 0.240%, 8/2/2012	$970,000
6,600,000		Charlotte Christian School, (Series 1999), (Wells Fargo Bank, N.A. LOC), 0.210%, 8/1/2012	6,600,000
93,725,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007G), (Bank of America N.A. LOC), 0.190%, 8/2/2012	93,725,000
10,985,000	[1,2]	Chicago, IL O'Hare International Airport, SPEARs (Series DBE-534), (GTD by Deutsche Bank AG), 0.190%, 8/2/2012	10,985,000
250,000,000		Commonwealth Bank of Australia, 0.327%, 8/20/2012	250,000,000
65,935,000		Corporate Finance Managers, Inc., (Series B), (Wells Fargo Bank, N.A. LOC), 0.210%, 8/2/2012	65,935,000
16,185,000		Cunat Capital Corp., Sheffield Heights (Series 2006), (BMO Harris Bank, N.A. LOC), 0.250%, 8/2/2012	16,185,000
14,900,000	[1,2]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-467), (GTD by Deutsche Bank AG), 0.210%, 8/2/2012	14,900,000
3,030,000		Douglas County, GA Development Authority, (Series 2007-B), (Wells Fargo Bank, N.A. LOC), 0.260%, 8/2/2012	3,030,000
10,000		Elliott Aviation, Inc., (U.S. Bank, N.A. LOC), 1.560%, 8/1/2012	10,000
7,915,000		Florida Heart Group, P.A. and Florida Heart Group Holdings, LLC, (Series 2004), (PNC Bank, N.A. LOC), 0.230%, 8/2/2012	7,915,000
14,070,000		Florida Housing Finance Corp., (Series 2003 P: Wellesley Apartments), (Citibank NA, New York LOC), 0.210%, 8/1/2012	14,070,000
4,655,000		Freeport, IL, (U.S. Bank, N.A. LOC), 0.250%, 8/2/2012	4,655,000
5,660,000		Gadsden, AL Airport Authority, (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.210%, 8/2/2012	5,660,000
7,965,000		Guiding Light Church, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.210%, 8/2/2012	7,965,000
20,745,000		Hamilton Station Park and Ride, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.210%, 8/2/2012	20,745,000
37,750,000		Illinois Finance Authority, (Series 2008B), (Wells Fargo Bank, N.A. LOC), 0.160%, 8/2/2012	37,750,000
9,915,000		J.R. Adventures Insurance Trust, (Wells Fargo Bank, N.A. LOC), 0.230%, 8/2/2012	9,915,000
250,000,000		JPMorgan Chase Bank, N.A., 0.365%, 8/28/2012	250,000,000
20,000,000		Kentucky Housing Corp., (2005 Series L), 0.180%, 8/1/2012	20,000,000
200,000		Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank, N.A. LOC), 0.180%, 8/2/2012	200,000
4,345,000		Laurel County, Kentucky, Bluegrass Holdings, LLC Project (Series 2008-B), (Wells Fargo Bank, N.A. LOC), 0.260%, 8/2/2012	4,345,000
24,330,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-H), (Bank of America N.A. LOC), 0.250%, 8/2/2012	24,330,000
20,230,000		Madison Hotel Investors I LLC, (Series 2005 A), (BMO Harris Bank, N.A. LOC), 0.230%, 8/2/2012	20,230,000
Annual Shareholder Report
6

Principal Amount			Value
		Notes—Variable—continued[3]
		Finance - Banking—continued
$15,000,000		Maine State Housing Authority, (Series 2004 C-3), 0.180%, 8/2/2012	$15,000,000
11,125,000		Maine State Housing Authority, (Series 2005 C), 0.180%, 8/2/2012	11,125,000
33,250,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2010), (Bank of America N.A. LOC), 0.190%, 8/2/2012	33,250,000
21,000,000		Michigan Finance Authority, (Series 2010-C), (Bank of Montreal LOC), 0.190%, 8/2/2012	21,000,000
2,245,000		Montgomery, AL IDB, (Wells Fargo Bank, N.A. LOC), 0.350%, 8/2/2012	2,245,000
2,565,000		New Jersey EDA, Phoenix Realty Partners, (Wells Fargo Bank, N.A. LOC), 0.260%, 8/1/2012	2,565,000
68,375,000		New York City, NY, (Fiscal 2006 Series E-4), (Bank of America N.A. LOC), 0.200%, 8/2/2012	68,375,000
26,670,000		Osprey Properties Limited Partnership, LLP & Nighthawk Properties, LLC, (Series 2008), (Wells Fargo Bank, N.A. LOC), 0.210%, 8/2/2012	26,670,000
5,760,000		PCP Investors, LLC, (Series 2003), (Wells Fargo Bank, N.A. LOC), 0.210%, 8/2/2012	5,760,000
175,000,000		PNC Bank, N.A., 0.693%, 9/20/2012	175,000,000
18,855,000		Pennsylvania HFA, (Series 2008D: Section 8 Assisted), 0.220%, 8/1/2012	18,855,000
26,860,000		Port of Portland, OR Airport, (Series 2009A-2: Passenger Facility Charge Bonds), (Bank of America N.A. LOC), 0.190%, 8/2/2012	26,860,000
19,375,000		Port of Portland, OR Airport, (Subseries 18B), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/1/2012	19,375,000
21,220,000		Presbyterian Home and Services of New Jersey Obligated Group, (Series 1998-B1), (Wells Fargo Bank, N.A. LOC), 0.210%, 8/1/2012	21,220,000
2,830,000		Redcay Funding LLC, (Series 2007), (PNC Bank, N.A. LOC), 0.390%, 8/2/2012	2,830,000
350,000		Rochester, MN Health Care Facility Authority, (Series 2002-C Remarketed 4/18/08), 0.160%, 8/1/2012	350,000
18,965,000		Salem Green, LLP, Salem Green Apartments Project, (Series 2010), (Wells Fargo Bank, N.A. LOC), 0.210%, 8/2/2012	18,965,000
8,985,000		San Juan Regional Medical Center, Inc., (Series 2007-B), (Wells Fargo Bank, N.A. LOC), 0.210%, 8/2/2012	8,985,000
105,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 0.566%, 8/17/2012	105,000,000
13,395,000		Tack Capital Co., (Series 2001-A), (Wells Fargo Bank, N.A. LOC), 0.210%, 8/2/2012	13,395,000
16,500,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-3), (Bank of America N.A. LOC), 0.220%, 8/1/2012	16,500,000
1,675,000		University Church of Christ, (Wells Fargo Bank, N.A. LOC), 0.260%, 8/3/2012	1,675,000
500,000		Vista Grande Villa, (Bank of America N.A. LOC), 0.690%, 8/2/2012	500,000
3,320,000		Vulcan, Inc., (Series 2011), (Branch Banking & Trust Co. LOC), 0.230%, 8/1/2012	3,320,000
Annual Shareholder Report
7

Principal Amount			Value
		Notes—Variable—continued[3]
		Finance - Banking—continued
$15,930,000		Washington State EDFA, (Series 2005B), (Bank of America N.A. LOC), 0.220%, 8/1/2012	$15,930,000
10,600,000		West Memphis IDRB, S-B Power Tool Project, (Series 2000 A), (JPMorgan Chase Bank, N.A. LOC), 0.210%, 8/2/2012	10,600,000
14,100,000		Woerner Holdings, Inc., (Series 2007), (Wells Fargo Bank, N.A. LOC), 0.210%, 8/2/2012	14,100,000
		TOTAL	1,909,645,024
		Finance - Commercial—0.6%
75,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.519%, 8/15/2012	75,000,000
25,000,000	[1,2]	Fairway Finance Co. LLC, 0.286%, 8/9/2012	25,000,000
8,000,000		General Electric Capital Corp., 0.588%, 9/20/2012	7,984,224
8,412,000		General Electric Capital Corp., 0.588%, 9/20/2012	8,384,261
3,000,000		General Electric Capital Corp., 0.598%, 9/20/2012	2,983,450
7,000,000	[1,2]	M3 Realty, LLC, (Series 2007), (General Electric Capital Corp. LOC), 0.300%, 8/2/2012	7,000,000
		TOTAL	126,351,935
		Insurance—0.7%
33,000,000		Denver, CO City & County School District No. 01, (Series 2011 A-3), (Wells Fargo Bank, N.A. LOC, Insured by Assured Guaranty Municipal Corp.), 0.170%, 8/1/2012	33,000,000
125,000,000		Metropolitan Life Insurance Co., 0.170%, 8/7/2012	125,000,000
		TOTAL	158,000,000
		TOTAL NOTES—VARIABLE	2,193,996,959
		U.S. Treasury Note—1.1%
		U.S. Treasury Note—1.1%
240,000,000		United States Treasury, 1.750%, 4/15/2013	242,539,444
		Repurchase Agreements—13.2%
260,843,000		Interest in $4,080,000,000 joint repurchase agreement 0.19%, dated 7/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,080,021,533 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,186,963,804.	260,843,000
300,000,000		Repurchase agreement 0.18%, dated 7/31/2012 under which ING Financial Markets LLC will repurchase securities provided as collateral for $300,001,500 on 8/1/2012. The securities provided as collateral at the end of the period held with The JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 1/28/2013 and the market value of those underlying securities was $306,004,543.	300,000,000
Annual Shareholder Report
8

Principal Amount		Value
	Repurchase Agreements—continued
$200,000,000	Repurchase agreement 0.18%, dated 7/31/2012 under which TD Securities (USA) LLC will repurchase securities provided as collateral for $200,001,000 on 8/1/2012. The security provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, was a U.S. Treasury security maturing on 4/15/2028 and the market value of that underlying security was $204,001,138.	$200,000,000
2,250,000,000	Repurchase agreement 0.19%, dated 7/31/2012 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $2,250,011,875 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2044 and the market value of those underlying securities was $2,299,384,219.	2,250,000,000
	TOTAL REPURCHASE AGREEMENTS	3,010,843,000
	TOTAL INVESTMENTS—99.9% (AT AMORTIZED COST)[5]	22,847,835,114
	OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	33,092,372
	TOTAL NET ASSETS—100%	$22,880,927,486
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2012, these restricted securities amounted to $2,851,345,727, which represented 12.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2012, these liquid restricted securities amounted to $2,851,345,727, which represented 12.5% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2012.
Annual Shareholder Report
9

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDB	—Industrial Development Bond
IDRB	—Industrial Development Revenue Bond
LOC	—Letter of Credit
SPEARs	—Short Puttable Exempt Adjustable Receipts
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.002	0.002	0.016	0.040
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.002	0.002	0.016	0.040
Less Distributions:
Distributions from net investment income	(0.002)	(0.002)	(0.002)	(0.016)	(0.040)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.002)	(0.002)	(0.002)	(0.016)	(0.040)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.18%	0.18%	0.19%	1.58%	4.09%
Ratios to Average Net Assets:
Net expenses	0.20%	0.20%	0.21%	0.22%	0.18%
Net investment income	0.18%	0.17%	0.20%	1.37%	3.85%
Expense waiver/reimbursement[3]	0.08%	0.08%	0.08%	0.10%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$19,275,552	$21,021,890	$17,271,503	$14,086,196	$10,476,830
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.013	0.038
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.013	0.038
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.013)	(0.038)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.013)	(0.038)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.02%	1.33%	3.83%
Ratios to Average Net Assets:
Net expenses	0.37%	0.37%	0.39%	0.47%	0.43%
Net investment income	0.01%	0.01%	0.02%	1.22%	3.70%
Expense waiver/reimbursement[3]	0.17%	0.16%	0.15%	0.10%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$949,905	$969,180	$1,176,540	$2,172,963	$2,120,381
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.001	0.001	0.015	0.039
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.001	0.001	0.015	0.039
Less Distributions:
Distributions from net investment income	(0.001)	(0.001)	(0.001)	(0.015)	(0.039)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.001)	(0.001)	(0.001)	(0.015)	(0.039)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.08%	0.08%	0.10%	1.48%	3.99%
Ratios to Average Net Assets:
Net expenses	0.30%	0.30%	0.31%	0.32%	0.28%
Net investment income	0.08%	0.07%	0.10%	1.40%	3.83%
Expense waiver/reimbursement[3]	0.08%	0.08%	0.08%	0.10%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,655,471	$1,630,823	$1,142,742	$1,523,322	$1,495,405
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Statement of Assets and Liabilities
July 31, 2012
Assets:
Investment in repurchase agreements	$3,010,843,000
Investment in securities	19,836,992,114
Total investment in securities, at amortized cost and fair value		$22,847,835,114
Income receivable		12,748,784
Receivable for shares sold		27,160,820
TOTAL ASSETS		22,887,744,718
Liabilities:
Payable for shares redeemed	5,147,193
Bank overdraft	794
Income distribution payable	1,029,940
Capital gains distribution payable	6,239
Payable for Directors'/Trustees' fees	11,838
Payable for shareholder services fee (Note 5)	303,399
Accrued expenses	317,829
TOTAL LIABILITIES		6,817,232
Net assets for 22,880,936,924 shares outstanding		$22,880,927,486
Net Assets Consist of:
Paid-in capital		$22,880,917,167
Accumulated net realized gain on investments		6,556
Undistributed net investment income		3,763
TOTAL NET ASSETS		$22,880,927,486
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$19,275,551,676 ÷ 19,275,557,988 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$949,905,145 ÷ 949,908,287 shares outstanding, no par value, unlimited shares authorized		$1.00
Capital Shares:
$2,655,470,665 ÷ 2,655,470,649 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Statement of Operations
Year Ended July 31, 2012
Investment Income:
Interest			$87,015,116
Expenses:
Investment adviser fee (Note 5)		$45,710,347
Administrative fee (Note 5)		17,830,373
Custodian fees		970,845
Transfer and dividend disbursing agent fees and expenses		131,281
Directors'/Trustees' fees		172,062
Auditing fees		20,000
Legal fees		7,232
Portfolio accounting fees		189,029
Shareholder services fee (Note 5)		3,706,855
Account administration fee (Note 2)		989,464
Share registration costs		130,751
Printing and postage		65,554
Insurance premiums		42,957
Miscellaneous		105,016
TOTAL EXPENSES		70,071,766
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(18,107,610)
Waiver of administrative fee	(437,586)
Waiver of shareholder services fee	(746,468)
Reimbursement of shareholder services fee	(168,535)
TOTAL WAIVERS AND REIMBURSEMENT		(19,460,199)
Net expenses			50,611,567
Net investment income			36,403,549
Net realized gain on investments			10,431
Change in net assets resulting from operations			$36,413,980
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Statement of Changes in Net Assets
Year Ended July 31	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$36,403,549	$37,416,470
Net realized gain on investments	10,431	3,683
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	36,413,980	37,420,153
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(34,695,237)	(36,284,816)
Service Shares	(105,384)	(113,641)
Capital Shares	(1,595,247)	(1,094,962)
Distributions from net realized gain on investments
Institutional Shares	(5,899)	(3,691)
Service Shares	(397)	(214)
Capital Shares	(554)	(254)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(36,402,718)	(37,497,578)
Share Transactions:
Proceeds from sale of shares	92,814,688,787	113,416,324,511
Net asset value of shares issued to shareholders in payment of distributions declared	24,203,233	23,031,957
Cost of shares redeemed	(93,579,868,432)	(109,408,171,537)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(740,976,412)	4,031,184,931
Change in net assets	(740,965,150)	4,031,107,506
Net Assets:
Beginning of period	23,621,892,636	19,590,785,130
End of period (including undistributed and (distributions in excess of net investment income) of $3,763 and $(3,918), respectively)	$22,880,927,486	$23,621,892,636
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Notes to Financial Statements
July 31, 2012
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Prime Cash Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) or an affiliated adviser, and others to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase
Annual Shareholder Report
17

agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares and Capital Shares may bear shareholder services fees and account administration fees unique to those classes. For the year ended July 31, 2012, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Service Shares	$513,907
Capital Shares	475,557
TOTAL	$989,464
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective interest rate method.
Annual Shareholder Report
18

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2012		2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	83,391,733,133	$83,391,733,133	104,760,896,499	$104,760,896,499
Shares issued to shareholders in payment of distributions declared	23,471,730	23,471,730	22,383,615	22,383,615
Shares redeemed	(85,161,237,867)	(85,161,237,867)	(101,032,825,874)	(101,032,825,874)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,746,033,004)	$(1,746,033,004)	3,750,454,240	$3,750,454,240
Annual Shareholder Report
19

Year Ended July 31	2012		2011
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,667,096,009	$3,667,096,009	4,463,664,547	$4,463,664,547
Shares issued to shareholders in payment of distributions declared	59,393	59,393	62,552	62,552
Shares redeemed	(3,686,892,936)	(3,686,892,936)	(4,671,077,521)	(4,671,077,521)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(19,737,534)	$(19,737,534)	(207,350,422)	$(207,350,422)
Year Ended July 31	2012		2011
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	5,755,859,645	$5,755,859,645	4,191,763,465	$4,191,763,465
Shares issued to shareholders in payment of distributions declared	672,110	672,110	585,790	585,790
Shares redeemed	(4,731,737,629)	(4,731,737,629)	(3,704,268,142)	(3,704,268,142)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,024,794,126	$1,024,794,126	488,081,113	$488,081,113
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(740,976,412)	$(740,976,412)	4,031,184,931	$4,031,184,931
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2012 and 2011, was as follows:
	2012	2011
Ordinary income[1]	$36,402,718	$37,497,578
1	For tax purposes, short-term capital gain distributions are treated as ordinary income distributions.

As of July 31, 2012, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$10,319
2	For tax purposes, short-term capital gains are treated as ordinary income for distribution purposes.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2012, the Adviser voluntarily waived $18,107,610 of its fee.
Annual Shareholder Report
20

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $437,586 of its fee.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares and Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2012, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed	Service Fees Waived by Unaffiliated Third Parties
Service Shares	$2,118,066	$(160,299)	$(743,771)
Capital Shares	1,588,789	(8,236)	(2,697)
TOTAL	$3,706,855	$(168,535)	$(746,468)
For the year ended July 31, 2012, FSSC did not receive any fees paid by the Fund. For the year ended July 31, 2012, the Fund's Institutional Shares did not incur a Service Fee.
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Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and reimbursements) will not exceed 0.20%, 0.45% and 0.30% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $476,090,000 and $723,185,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be directly or indirectly comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2012, there were no outstanding loans. During the year ended July 31, 2012, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2012, there were no outstanding loans. During the year ended July 31, 2012, the program was not utilized.
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9. Subsequent events
On August 15, 2012, the Trustees approved the elimination of minimum administrative personnel and services fees effective September 1, 2012. Prior to this date, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares.
Additionally, in accordance with a plan of reorganization approved by the Trustees, the transfer of assets from the Fifth Third Institutional Money Market Fund, a portfolio of Fifth Third Funds, into the Fund occurred after the close of business on September 7, 2012.
Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2012, 88.64% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF the MONEY MARKET OBLIGATIONS TRUST AND THE SHAREHOLDERS of federated prime cash obligations fund:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Prime Cash Obligations Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2012 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Prime Cash Obligations Fund as of July 31, 2012, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 24, 2012
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2012 to July 31, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2012	Ending Account Value 7/31/2012	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.90	$0.99
Service Shares	$1,000	$1,000.00	$1.89[2]
Capital Shares	$1,000	$1,000.40	$1.49
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.87	$1.01
Service Shares	$1,000	$1,022.97	$1.91[2]
Capital Shares	$1,000	$1,023.37	$1.51
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.20%
Service Shares	0.38%
Capital Shares	0.30%
2	Actual and Hypothetical expenses paid during the period, utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.24 and $2.26, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Trust comprised 36 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Began serving: May 2004	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since November 1996. Ms. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Paige M. Wilhelm Birth Date: May 28, 1962 Vice President Began serving: August 2006	Principal Occupations: Paige M. Wilhelm has been the Fund's Portfolio Manager since April 1997. She is Vice President of the Trust with respect to the Fund. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.
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Evaluation and Approval of Advisory Contract–May 2012
Federated Prime Cash Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
For the one-year period covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be
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competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
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The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
Annual Shareholder Report
36

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Prime Cash Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N625
CUSIP 60934N617
CUSIP 60934N591
Q450519 (9/12)
Federated is a registered trademark of Federated Investors, Inc.
2012 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2012
Share Class	Ticker
Institutional	PMOXX
Service*	PSSXX
Capital**	PICXX
*formerly, Institutional Service Shares
**formerly, Institutional Capital Shares
Federated Prime Management Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2012, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	37.5%
Bank Instruments	35.2%
Variable Rate Instruments	16.7%
Repurchase Agreements	9.6%
U.S. Treasury Security	1.0%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
At July 31, 2012, the Fund's effective maturity4 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	27.9%[5]
8-30 Days	41.6%
31-90 Days	20.5%
91-180 Days	9.0%
181 Days or more	1.0%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes includes asset-backed securities, collateralized loan agreements, commercial paper and corporate bonds, with interest rates that are fixed or that reset periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Represents less than 0.1%.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
5	Overnight securities comprised 16.3% of the Fund's portfolio.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2012
Principal Amount			Value
		Asset-Backed Securities—2.8%
		Finance - Automotive—1.5%
$5,496,256		Ally Auto Receivables Trust 2012-2, Class A1, 0.314%, 3/15/2013	$5,496,256
4,478,158	[1,2]	SMART ABS (Series 2012-2US) Trust, Class A1, 0.424%, 6/14/2013	4,478,158
16,556,765		World Omni Automobile Lease Securitization Trust 2012-A, Class A1, 0.328%, 6/17/2013	16,556,765
		TOTAL	26,531,179
		Finance - Equipment—0.3%
1,436,249		CNH Equipment Trust 2011-C, Class A1, 0.548%, 1/4/2013	1,436,249
3,766,342		CNH Equipment Trust 2012-B, Class A1, 0.383%, 7/12/2013	3,766,342
		TOTAL	5,202,591
		Finance - Retail—1.0%
10,000,000	[1,2,3]	Arkle Master Issuer PLC 2012-1, Class 1A, 0.448%, 8/17/2012	10,000,000
3,000,000	[1,2,3]	Fosse Master Issuer PLC 2012-1, Class A1, 0.428%, 8/20/2012	3,000,000
5,000,000	[1,2,3]	Holmes Master Issuer PLC 2012-1, Class A1, 0.449%, 8/16/2012	5,000,000
		TOTAL	18,000,000
		TOTAL ASSET-BACKED SECURITIES	49,733,770
		Bank Note—2.8%
		Finance - Banking—2.8%
50,000,000		Bank of America N.A., 0.470%, 9/5/2012	50,000,000
		Certificates of Deposit—32.4%
		Finance - Banking—32.4%
30,000,000	[3]	Bank of Montreal, 0.399%, 8/14/2012	30,000,000
20,000,000	[3]	Bank of Montreal, 0.499%, 8/14/2012	20,000,000
40,000,000	[3]	Bank of Nova Scotia, Toronto, 0.396%, 8/9/2012	40,000,000
65,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.360%, 8/15/2012 - 11/2/2012	65,011,579
15,000,000	[3]	Canadian Imperial Bank of Commerce, 0.337%, 8/24/2012	15,000,000
50,000,000	[3]	Canadian Imperial Bank of Commerce, 0.439%, 8/13/2012	50,000,000
30,000,000		Credit Agricole Corporate and Investment Bank, 0.410%, 8/6/2012	30,000,000
50,000,000		Credit Suisse, Zurich, 0.300%-0.330%, 8/28/2012 - 9/10/2012	50,000,000
65,000,000		Deutsche Bank AG, 0.440%, 8/17/2012 - 8/22/2012	65,000,000
25,000,000		Mizuho Corporate Bank Ltd., 0.330%, 8/27/2012	25,000,000
30,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.399%, 8/13/2012	30,000,000
20,000,000	[3]	Royal Bank of Canada, Montreal, 0.419%, 8/13/2012	20,000,000
10,000,000	[3]	Royal Bank of Canada, Montreal, 0.487%, 8/22/2012	10,000,000
25,000,000	[3]	Royal Bank of Canada, Montreal, 0.536%, 8/6/2012	25,000,000
25,000,000		Royal Bank of Canada, Montreal, 0.570%, 10/11/2012	25,000,000
Annual Shareholder Report
2

Principal Amount			Value
		Certificates of Deposit—continued
		Finance - Banking—continued
$25,000,000		Societe Generale, Paris, 0.510%, 8/2/2012	$25,000,000
55,000,000		Sumitomo Mitsui Banking Corp., 0.350%-0.360%, 9/12/2012 - 10/10/2012	55,000,000
		TOTAL CERTIFICATES OF DEPOSIT	580,011,579
		Collateralized Loan Agreements—9.2%
		Finance - Banking—9.2%
40,000,000		Citigroup Global Markets, Inc., 0.659%-0.852%, 8/1/2012 - 9/21/2012	40,000,000
15,000,000		Credit Suisse Securities (USA) LLC, 0.862%, 10/25/2012	15,000,000
35,000,000		Goldman Sachs & Co., 0.456%, 8/7/2012	35,000,000
40,000,000		Mizuho Securities USA, Inc., 0.355%, 8/1/2012	40,000,000
35,000,000		RBS Securities, Inc., 0.550%, 8/1/2012	35,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	165,000,000
		Commercial Paper—23.4%[4]
		Finance - Banking—15.9%
50,000,000		Citigroup Funding, Inc., (GTD by Citigroup, Inc.), 0.601%, 8/7/2012 - 9/10/2012	49,980,833
15,000,000		ICICI Bank Ltd., (Bank of America N.A. LOC), 0.761%-0.802%, 10/5/2012 - 10/26/2012	14,974,622
92,000,000		ING (U.S.) Funding LLC, 0.350%-0.375%, 8/15/2012 - 10/9/2012	91,960,388
75,000,000	[1,2]	National Australia Funding (Delaware) Inc., 0.371%-0.401%, 8/17/2012 - 1/16/2013	74,945,111
53,000,000		Westpac Banking Corp. Ltd., Sydney, 0.401%, 1/3/2013	52,908,722
		TOTAL	284,769,676
		Finance - Commercial—6.7%
20,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.450%, 8/16/2012	19,996,250
25,000,000		General Electric Capital Corp., 0.401%, 12/11/2012	24,963,333
29,000,000	[1,2]	Starbird Funding Corp., 0.430%, 8/9/2012	28,997,229
45,000,000	[1,2]	Versailles Commercial Paper LLC, 0.500%-0.520%, 8/22/2012 - 9/4/2012	44,982,128
		TOTAL	118,938,940
		Sovereign—0.8%
15,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.340%, 8/15/2012	14,998,017
		TOTAL COMMERCIAL PAPER	418,706,633
		Corporate Bonds—2.1%
		Finance - Commercial—2.1%
33,950,000		General Electric Capital Corp., 5.250%, 10/19/2012	34,265,926
3,494,000		General Electric Capital Corp., 5.450%, 1/15/2013	3,571,567
		TOTAL CORPORATE BONDS	37,837,493
Annual Shareholder Report
3

Principal Amount			Value
		Notes - Variable—16.7%[3]
		Finance - Banking—16.7%
$14,100,000		Barclays Bank PLC, 0.755%, 10/17/2012	$14,099,776
2,630,000		Biddle Road Corp., (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.240%, 8/2/2012	2,630,000
24,350,000	[1,2]	BlackRock MuniHoldings Fund II, Inc., VMTP Preferred Shares (Series T0018), 0.320%, 8/1/2012	24,350,000
25,000,000	[1,2]	BlackRock MuniHoldings Quality Fund, Inc., VMTP Preferred Shares (Series T0019), 0.320%, 8/1/2012	25,000,000
4,350,000		Castleton United Methodist Church, Inc., (Series 2006A), (U.S. Bank, N.A. LOC), 0.340%, 8/2/2012	4,350,000
1,500,000		DeKalb County, GA Housing Authority, (Series 2004-T) Highlands, (Wells Fargo Bank, N.A. LOC), 0.370%, 8/2/2012	1,500,000
25,000,000	[1,2]	Fairway Finance Co. LLC, 0.286%, 8/9/2012	25,000,000
18,115,000		Fiore Capital LLC, (Series 2005-A), (BMO Harris Bank, N.A. LOC), 0.230%, 8/2/2012	18,115,000
15,000,000	[1,2]	Illinois State, Taxable PUTTERs (Series SGT01), 0.400%, 8/1/2012	15,000,000
43,000,000		JPMorgan Chase Bank, N.A., 0.365%, 8/28/2012	43,000,000
8,315,000		Kingston Healthcare Co., (Series 2003A), (Fifth Third Bank, Cincinnati LOC), 0.330%, 8/2/2012	8,315,000
3,365,000		Maryland State Economic Development Corp., Human Genome Sciences (Series 1999-A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 8/7/2012	3,365,000
15,545,000		New York City Housing Development Corp., (Series 2010-A2), (RBS Citizens Bank N.A. LOC), 0.200%, 8/1/2012	15,545,000
75,000,000		PNC Bank, N.A., 0.693%, 9/20/2012	75,000,000
7,195,000		Prevea Clinic, Inc., (Series 2004-A), (Wells Fargo Bank, N.A. LOC), 0.250%, 8/2/2012	7,195,000
4,290,000		Roman Catholic Diocese of Charlotte, (Series 2002), (Wells Fargo Bank, N.A. LOC), 0.260%, 8/2/2012	4,290,000
1,385,000		Stratford Properties LP, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 8/7/2012	1,385,000
10,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 0.566%, 8/17/2012	10,000,000
		TOTAL NOTES—VARIABLE	298,139,776
		U.S. Treasury Note—1.0%
		U.S. Treasury Note—1.0%
18,000,000		United States Treasury, 1.750%, 4/15/2013	18,190,458
		Repurchase Agreements—9.6%
72,100,000		Interest in $4,080,000,000 joint repurchase agreement 0.19%, dated 7/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,080,021,533 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,186,963,804.	72,100,000
Annual Shareholder Report
4

Principal Amount		Value
	Repurchase Agreements—continued
$100,000,000	Interest in $1,000,000,000 joint repurchase agreement 0.19%, dated 7/31/2012 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $1,000,005,278 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/15/2047 and the market value of those underlying securities was $1,020,433,214.	$100,000,000
	TOTAL REPURCHASE AGREEMENTS	172,100,000
	TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	1,789,719,709
	OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	879,561
	TOTAL NET ASSETS—100%	$1,790,599,270
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2012, these restricted securities amounted to $305,746,893, which represented 17.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2012, these liquid restricted securities amounted to $305,746,893, which represented 17.1% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2012.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
Annual Shareholder Report
5

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
GTD	—Guaranteed
LOC	—Letter of Credit
PUTTERs	—Puttable Tax-Exempt Receipts
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.002	0.002	0.017	0.040
Net realized gain (loss) on investments	0.000[1]	(0.000)[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.002	0.002	0.017	0.040
Less Distributions:
Distributions from net investment income	(0.002)	(0.002)	(0.002)	(0.017)	(0.040)
Distributions from net realized gain on investments	—	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.002)	(0.002)	(0.002)	(0.017)	(0.040)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.19%	0.19%	0.24%	1.74%	4.05%
Ratios to Average Net Assets:
Net expenses	0.20%	0.20%	0.20%	0.20%	0.17%
Net investment income	0.19%	0.20%	0.25%	1.76%	4.08%
Expense waiver/reimbursement[3]	0.10%	0.10%	0.10%	0.15%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$682,218	$905,645	$1,249,578	$1,117,636	$1,231,446
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.015	0.037
Net realized gain (loss) on investments	0.000[1]	(0.000)[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.015	0.037
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.015)	(0.037)
Distributions from net realized gain on investments	—	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.015)	(0.037)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.04%	1.49%	3.79%
Ratios to Average Net Assets:
Net expenses	0.38%	0.39%	0.40%	0.45%	0.42%
Net investment income	0.01%	0.01%	0.04%	1.38%	3.70%
Expense waiver/reimbursement[3]	0.17%	0.16%	0.15%	0.15%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$785,594	$860,836	$832,807	$1,350,587	$1,218,247
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.001	0.001	0.016	0.039
Net realized gain (loss) on investments	0.000[1]	(0.000)[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.001	0.001	0.016	0.039
Less Distributions:
Distributions from net investment income	(0.001)	(0.001)	(0.001)	(0.016)	(0.039)
Distributions from net realized gain on investments	—	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.001)	(0.001)	(0.001)	(0.016)	(0.039)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.09%	0.10%	0.15%	1.64%	3.95%
Ratios to Average Net Assets:
Net expenses	0.30%	0.30%	0.29%	0.30%	0.27%
Net investment income	0.09%	0.10%	0.16%	1.56%	3.97%
Expense waiver/reimbursement[3]	0.10%	0.10%	0.11%	0.15%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$322,787	$403,955	$614,863	$893,126	$832,279
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Statement of Assets and Liabilities
July 31, 2012
Assets:
Total investment in securities, at amortized cost and fair value		$1,789,719,709
Income receivable		1,196,611
Receivable for shares sold		79,873
TOTAL ASSETS		1,790,996,193
Liabilities:
Payable for shares redeemed	$11,205
Bank overdraft	593
Income distribution payable	89,375
Payable to adviser (Note 5)	250
Payable for custodian fees	16,321
Payable for Directors'/Trustees' fees	3,310
Payable for auditing fees	21,000
Payable for portfolio accounting fees	31,488
Payable for shareholder services fee (Note 5)	152,513
Payable for share registration costs	62,841
Accrued expenses	8,027
TOTAL LIABILITIES		396,923
Net assets for 1,790,588,977 shares outstanding		$1,790,599,270
Net Assets Consist of:
Paid-in capital		$1,790,588,977
Accumulated net realized gain on investments		9,532
Undistributed net investment income		761
TOTAL NET ASSETS		$1,790,599,270
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$682,218,408 ÷ 682,214,476 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$785,594,063 ÷ 785,589,559 shares outstanding, no par value, unlimited shares authorized		$1.00
Capital Shares:
$322,786,799 ÷ 322,784,942 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Statement of Operations
Year Ended July 31, 2012
Investment Income:
Interest			$7,704,739
Expenses:
Investment adviser fee (Note 5)		$3,929,232
Administrative fee (Note 5)		1,532,788
Custodian fees		77,198
Transfer and dividend disbursing agent fees and expenses		31,720
Directors'/Trustees' fees		16,936
Auditing fees		21,000
Legal fees		7,996
Portfolio accounting fees		185,221
Shareholder services fee (Note 5)		2,175,523
Account administration fee (Note 2)		152,207
Share registration costs		120,576
Printing and postage		51,931
Insurance premiums		7,230
Miscellaneous		8,264
TOTAL EXPENSES		8,317,822
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(1,926,879)
Waiver of administrative fee	(37,715)
Waiver of shareholder services fee	(514,366)
Reimbursement of shareholder services fee	(59,290)
TOTAL WAIVERS AND REIMBURSEMENT		(2,538,250)
Net expenses			5,779,572
Net investment income			1,925,167
Net realized gain on investments			11,644
Change in net assets resulting from operations			$1,936,811
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Statement of Changes in Net Assets
Year Ended July 31	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,925,167	$2,742,007
Net realized gain (loss) on investments	11,644	(2,112)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,936,811	2,739,895
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,535,085)	(2,113,274)
Service Shares	(79,086)	(86,517)
Capital Shares	(310,082)	(544,463)
Distributions from net realized gain on investments
Institutional Shares	—	(2,739)
Service Shares	—	(1,921)
Capital Shares	—	(1,415)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,924,253)	(2,750,329)
Share Transactions:
Proceeds from sale of shares	5,951,008,071	9,425,023,193
Net asset value of shares issued to shareholders in payment of distributions declared	952,530	1,738,976
Cost of shares redeemed	(6,331,809,710)	(9,953,564,162)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(379,849,109)	(526,801,993)
Change in net assets	(379,836,551)	(526,812,427)
Net Assets:
Beginning of period	2,170,435,821	2,697,248,248
End of period (including undistributed and (distributions in excess of) net investment income of $761 and $(153), respectively)	$1,790,599,270	$2,170,435,821
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Notes to Financial Statements
July 31, 2012
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Prime Management Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) or an affiliated adviser, and others to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase
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agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares and Capital Shares may bear shareholder services fees and account administration fees unique to those classes. For the year ended July 31, 2012, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Service Shares	$98,144
Capital Shares	54,063
TOTAL	$152,207
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective interest rate method.
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2012		2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,457,671,640	$4,457,671,640	7,012,844,788	$7,012,844,788
Shares issued to shareholders in payment of distributions declared	644,106	644,106	1,171,968	1,171,968
Shares redeemed	(4,681,524,495)	(4,681,524,495)	(7,357,945,464)	(7,357,945,464)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(223,208,749)	$(223,208,749)	(343,928,708)	$(343,928,708)
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Year Ended July 31	2012		2011
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,000,388,609	$1,000,388,609	1,135,195,250	$1,135,195,250
Shares issued to shareholders in payment of distributions declared	62,582	62,582	69,828	69,828
Shares redeemed	(1,075,799,624)	(1,075,799,624)	(1,107,232,264)	(1,107,232,264)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(75,348,433)	$(75,348,433)	28,032,814	$28,032,814
Year Ended July 31	2012		2011
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	492,947,822	$492,947,822	1,276,983,155	$1,276,983,155
Shares issued to shareholders in payment of distributions declared	245,842	245,842	497,180	497,180
Shares redeemed	(574,485,591)	(574,485,591)	(1,488,386,434)	(1,488,386,434)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(81,291,927)	$(81,291,927)	(210,906,099)	$(210,906,099)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(379,849,109)	$(379,849,109)	(526,801,993)	$(526,801,993)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2012 and 2011, was as follows:
	2012	2011
Ordinary income[1]	$1,924,253	$2,750,329
1	For tax purposes, short-term capital gain distributions are treated as ordinary income distributions.
As of July 31, 2012, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$10,293
2	For tax purposes, short-term capital gains are treated as ordinary income for distribution purposes.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2012, the Adviser voluntarily waived $1,926,879 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $37,715 of its fee.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares and Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2012, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed	Service Fees Waived by Unaffiliated Third Parties
Service Shares	$1,876,617	$(58,923)	$(512,065)
Capital Shares	298,906	(367)	(2,301)
TOTAL	$2,175,523	$(59,290)	$(514,366)
For the year ended July 31, 2012, the Fund's Institutional Shares did not incur Service Fees. For the year ended July 31, 2012, FSSC did not receive any fees paid by the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.30% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination
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Date”): (a) October 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $10,000,000 and $87,630,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be directly or indirectly comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2012, there were no outstanding loans. During the year ended July 31, 2012, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from or lend money to other participating affiliated funds. As of July 31, 2012, there were no outstanding loans. During the year ended July 31, 2012, the program was not utilized.
9. Subsequent events
On August 15, 2012, the Trustees approved the elimination of minimum administrative personnel and services fees effective September 1, 2012. Prior to this date, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares.
Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2012, 94.5% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF the MONEY MARKET OBLIGATIONS TRUST AND THE SHAREHOLDERS OF FEDERATED PRIME MANAGEMENT OBLIGATIONS FUND:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Prime Management Obligations Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2012 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Prime Management Obligations Fund as of July 31, 2012, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 24, 2012
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2012 to July 31, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2012	Ending Account Value 7/31/2012	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,001.00	$1.00
Service Shares	$1,000	$1,000.00	$2.04[2]
Capital Shares	$1,000	$1,000.60	$1.49
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.87	$1.01
Service Shares	$1,000	$1,022.82	$2.06[2]
Capital Shares	$1,000	$1,023.37	$1.51
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.20%
Service Shares	0.41%
Capital Shares	0.30%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.24 and $2.26, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Trust comprised 36 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Began serving: May 2004	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since April 2003. Ms. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Paige M. Wilhelm Birth Date: May 28, 1962 Vice President Began serving: August 2006	Principal Occupations: Paige M. Wilhelm has been the Fund's Portfolio Manager since July 2003. She is Vice President of the Trust with respect to the Fund. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.
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Evaluation and Approval of Advisory Contract–May 2012
FEDERATED PRIME MANAGEMENT OBLIGATIONS FUND (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Annual Shareholder Report
26

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Annual Shareholder Report
27

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
For the one-year period covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be
Annual Shareholder Report
28

competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a
Annual Shareholder Report
29

finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report
30

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
Annual Shareholder Report
31

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Prime Management Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N112
CUSIP 608919833
CUSIP 608919841
Q450522 (9/12)
Federated is a registered trademark of Federated Investors, Inc.
2012 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2012
Share Class	Ticker
Institutional	POIXX

Federated Prime Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2012, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Bank Instruments	41.6%
Commercial Paper and Notes	33.6%
Variable Rate Instruments	9.6%
U.S. Treasury Securities	1.0%
Repurchase Agreements	14.6%
Other Assets and Liabilities—Net[2]	(0.4)%
TOTAL	100.0%
At July 31, 2012, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	32.8%[4]
8-30 Days	25.1%
31-90 Days	31.4%
91-180 Days	9.2%
181 Days or more	1.9%
Other Assets and Liabilities—Net[2]	(0.4)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes includes asset-backed securities, collateralized loan agreements, commercial paper and corporate bonds, with interest rates that are fixed or that reset periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 20.7% of the Fund's portfolio.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2012
Principal Amount			Value
		Asset-Backed Securities—1.0%
		Finance - Automotive—0.9%
$55,051,784		Ally Auto Receivables Trust 2012-3, Class A1, 0.339%, 6/17/2013	$55,051,784
5,518,711		AmeriCredit Automobile Receivables Trust 2012-1, Class A1, 0.447%, 2/8/2013	5,518,711
44,675,555		AmeriCredit Automobile Receivables Trust 2012-3, Class A1, 0.361%, 7/8/2013	44,675,555
3,343,087		CarMax Auto Owner Trust 2012-1, Class A1, 0.381%, 2/15/2013	3,343,087
5,597,580	[1,2]	Enterprise Fleet Financing, LLC 2011-3, Class A1, 0.589%, 11/20/2012	5,597,580
57,432,048	[1,2]	Enterprise Fleet Financing, LLC 2012-1, Class A1, 0.460%, 5/20/2013	57,432,048
28,634,018		Honda Auto Receivables Owner Trust 2012-1, Class A1, 0.413%, 3/15/2013	28,634,018
25,472,438		Honda Auto Receivables Owner Trust 2012-2, Class A1, 0.301%, 5/15/2013	25,472,438
54,053,243		Mercedes-Benz Auto Lease Trust 2012-A, Class A1, 0.344%, 4/15/2013	54,053,243
40,098,386		Santander Drive Auto Receivables Trust 2012-2, Class A1, 0.330%, 3/15/2013	40,098,386
34,325,347		Santander Drive Auto Receivables Trust 2012-3, Class A1, 0.328%, 5/15/2013	34,325,347
74,102,655		Volkswagen Auto Lease Trust 2012-A, Class A1, 0.332%, 6/20/2013	74,102,655
5,971,275		Volkswagen Auto Loan Enhanced Trust 2012-1, Class A1, 0.439%, 1/22/2013	5,971,275
23,367,460	[1,2]	Volvo Financial Equipment LLC 2012-1, Class A1, 0.353%, 3/15/2013	23,367,460
		TOTAL	457,643,587
		Finance - Equipment—0.1%
25,591,727	[1,2]	CIT Equipment Collateral 2012-VT1, Class A1, 0.441%, 4/22/2013	25,591,727
		TOTAL ASSET-BACKED SECURITIES	483,235,314
		Certificates of Deposit—39.9%
		Finance - Banking—39.9%
125,000,000	[3]	Bank of Montreal, 0.426%, 8/6/2012	125,000,000
498,000,000	[3]	Bank of Montreal, 0.436%, 8/31/2012	498,000,000
230,000,000	[3]	Bank of Montreal, 0.499%, 8/14/2012	230,000,000
125,000,000	[3]	Bank of Nova Scotia, Toronto, 0.316%, 8/23/2012	124,999,423
250,000,000		Bank of Nova Scotia, Toronto, 0.370%, 8/28/2012	250,000,000
1,000,000,000	[3]	Bank of Nova Scotia, Toronto, 0.396%, 8/10/2012	1,000,000,000
2,462,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.350% - 0.360%, 9/6/2012 - 11/2/2012	2,462,027,016
1,437,500,000		Barclays Bank PLC, 0.260% - 0.330%, 8/16/2012 - 10/30/2012	1,437,500,000
Annual Shareholder Report
2

Principal Amount			Value
		Certificates of Deposit—continued
		Finance - Banking—continued
$560,000,000		Branch Banking & Trust Co., 0.390%, 1/16/2013 - 1/28/2013	$560,000,000
300,000,000	[3]	Canadian Imperial Bank of Commerce, 0.337%, 8/24/2012	300,000,000
550,000,000	[3]	Canadian Imperial Bank of Commerce, 0.439%, 8/13/2012	550,000,000
589,500,000		Credit Agricole Corporate and Investment Bank, 0.420% - 0.500%, 8/2/2012 - 9/4/2012	589,500,000
525,000,000		Credit Suisse, Zurich, 0.300% - 0.370%, 8/28/2012 - 10/3/2012	525,000,000
300,000,000	[3]	Credit Suisse, Zurich, 0.567%, 8/24/2012	300,000,000
1,709,000,000		Deutsche Bank AG, 0.375% - 0.450%, 8/1/2012 - 11/8/2012	1,709,003,940
250,000,000	[3]	Deutsche Bank AG, 0.717%, 8/21/2012	250,000,000
1,561,000,000		Mizuho Corporate Bank Ltd., 0.330% - 0.350%, 8/1/2012 - 8/27/2012	1,561,000,000
300,000,000		Nordea Bank Finland PLC, 0.310%, 9/18/2012	299,987,983
300,000,000		Rabobank Nederland NV, Utrecht, 0.360%, 8/2/2012	300,000,000
229,000,000	[3]	Royal Bank of Canada, Montreal, 0.419%, 8/13/2012	229,000,000
150,000,000		Royal Bank of Canada, Montreal, 0.450% - 0.570%, 10/11/2012 - 1/30/2013	150,032,635
52,000,000	[3]	Royal Bank of Canada, Montreal, 0.487%, 8/22/2012	52,000,000
64,000,000	[3]	Royal Bank of Canada, Montreal, 0.498%, 10/30/2012	64,000,000
455,000,000	[3]	Royal Bank of Canada, Montreal, 0.536%, 8/6/2012	455,000,000
250,000,000	[3]	Royal Bank of Canada, Montreal, 0.538%, 9/18/2012	250,000,000
400,000,000	[3]	Royal Bank of Canada, Montreal, 0.538%, 9/21/2012	400,000,000
146,000,000		Societe Generale, Paris, 0.510%, 8/2/2012	146,000,000
2,293,000,000		Sumitomo Mitsui Banking Corp., 0.330% - 0.360%, 9/5/2012 - 10/29/2012	2,293,000,000
975,000,000		Svenska Handelsbanken, Stockholm, 0.240%, 8/6/2012	975,000,677
300,000,000	[3]	Toronto Dominion Bank, 0.446%, 8/9/2012	300,000,000
407,000,000	[3]	Toronto Dominion Bank, 0.446%, 8/10/2012	407,000,000
190,000,000	[3]	Toronto Dominion Bank, 0.448%, 10/26/2012	190,000,000
100,000,000	[3]	Toronto Dominion Bank, 0.466%, 8/2/2012	100,000,000
300,000,000		Westpac Banking Corp. Ltd., Sydney, 0.400%, 1/2/2013	300,000,000
		TOTAL CERTIFICATES OF DEPOSIT	19,383,051,674
		Collateralized Loan Agreements—8.9%
		Finance - Banking—8.9%
323,000,000		BNP Paribas Securities Corp., 0.304% - 0.558%, 8/1/2012 - 8/27/2012	323,000,000
640,000,000		Barclays Capital, Inc., 0.355% - 0.781%, 8/1/2012 - 10/23/2012	640,000,000
1,183,000,000		Credit Suisse Securities (USA) LLC, 0.253% - 0.862%, 8/1/2012 - 10/25/2012	1,183,000,000
1,001,000,000		JPMorgan Securities LLC, 0.355% - 0.659%, 8/1/2012 - 9/26/2012	1,001,000,000
596,000,000		RBC Capital Markets, LLC, 0.264% - 0.545%, 8/2/2012 - 10/1/2012	596,000,000
Annual Shareholder Report
3

Principal Amount			Value
		Collateralized Loan Agreements—continued
		Finance - Banking—continued
$596,000,000		Wells Fargo Securities, LLC, 0.456%, 9/26/2012 - 10/16/2012	$596,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	4,339,000,000
		Commercial Paper—20.4%[4]
		Aerospace/Auto—1.6%
782,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.371%—0.411%, 8/7/2012 - 11/14/2012	781,475,411
		Finance - Automotive—0.5%
238,900,000		FCAR Owner Trust, A1+/P1 Series, 0.421%—0.501%, 9/21/2012 - 1/15/2013	238,570,467
4,400,000		FCAR Owner Trust, A1/P1 Series, 0.280%, 8/1/2012	4,400,000
		TOTAL	242,970,467
		Finance - Banking—12.3%
175,000,000		Credit Agricole North America, Inc., 0.415%, 8/6/2012	174,989,913
1,973,000,000		ING (U.S.) Funding LLC, 0.340% - 0.390%, 8/14/2012 - 10/11/2012	1,971,942,579
2,425,600,000	[1,2]	National Australia Funding (Delaware), Inc., 0.351% - 0.401%, 8/16/2012 - 1/16/2013	2,423,938,082
270,000,000	[1,2]	Northern Pines Funding LLC, 0.441% - 0.451%, 8/8/2012 - 10/29/2012	269,889,542
850,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.190% - 0.510%, 8/1/2012 - 8/2/2012	849,996,458
260,000,000	[1,2]	Surrey Funding Corporation, 0.300% - 0.320%, 8/7/2012 - 10/4/2012	259,883,222
		TOTAL	5,950,639,796
		Finance - Commercial—3.6%
591,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.450% - 0.500%, 8/2/2012 - 8/27/2012	590,889,149
1,112,000,000		General Electric Capital Corp., 0.341% - 0.401%, 8/27/2012 - 12/11/2012	1,110,989,167
25,000,000	[1,2]	Starbird Funding Corp., 0.450%, 8/6/2012	24,998,437
		TOTAL	1,726,876,753
		Finance - Retail—2.4%
430,359,000	[1,2]	Alpine Securitization Corp., 0.300% - 0.370%, 8/24/2012 - 10/5/2012	430,168,431
232,000,000	[1,2]	Barton Capital LLC, 0.410% - 0.500%, 8/2/2012 - 9/4/2012	231,938,609
210,000,000	[1,2]	Salisbury Receivables Company LLC, 0.300% - 0.320%, 8/20/2012 - 10/3/2012	209,922,567
309,974,000	[1,2]	Sheffield Receivables Corp., 0.270% - 0.320%, 8/6/2012 - 10/3/2012	309,905,993
		TOTAL	1,181,935,600
		TOTAL COMMERCIAL PAPER	9,883,898,027
		Corporate Bonds—3.3%
		Diversified—0.1%
69,312,000		General Electric Co., 5.000%, 2/1/2013	70,830,146
Annual Shareholder Report
4

Principal Amount			Value
		Corporate Bonds—continued
		Finance - Banking—1.1%
$9,500,000		JPMorgan Chase & Co., 5.375%, 10/1/2012	$9,575,919
456,500,000	[3]	JPMorgan Chase Bank, N.A., 0.367%, 8/21/2012	456,500,000
75,000,000		Wells Fargo & Co., 5.250%, 10/23/2012	75,780,307
		TOTAL	541,856,226
		Finance - Commercial—2.1%
55,955,000	[3]	General Electric Capital Corp., 0.596%, 8/1/2012	55,959,582
78,781,000	[3]	General Electric Capital Corp., 0.616%, 8/8/2012	78,828,515
64,240,000		General Electric Capital Corp., 2.800%, 1/8/2013	64,853,818
170,325,000		General Electric Capital Corp., 3.500%, 8/13/2012	170,482,214
176,314,000		General Electric Capital Corp., 4.800%, 5/1/2013	181,666,290
366,759,000		General Electric Capital Corp., 5.250%, 10/19/2012	370,455,943
77,704,000		General Electric Capital Corp., 5.450%, 1/15/2013	79,405,726
		TOTAL	1,001,652,088
		TOTAL CORPORATE BONDS	1,614,338,460
		Notes - Variable—9.2%[3]
		Electrical Equipment—0.0%
1,070,000	[1,2]	Alabama State IDA, General Electric Project, (General Electric Co. LOC), 0.280%, 8/2/2012	1,070,000
		Finance - Banking—7.7%
8,955,000		Abraham Joshua Heschel School, (Series 2010), (TD Bank, N.A. LOC), 0.190%, 8/2/2012	8,955,000
1,575,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 0.370%, 8/2/2012	1,575,000
37,115,000		Austin, TX, Hotel Occupancy Tax Subordinate Lien Variable Rate Refunding Revenue Bonds (Series 2008-B), (Bank of America N.A. LOC), 0.230%, 8/2/2012	37,115,000
37,280,000		Austin, TX, Hotel Occupancy Tax Subordinate Lien Variable Rate Refunding Revenue Bonds (Series 2008A), (JPMorgan Chase Bank, N.A. LOC), 0.160%, 8/2/2012	37,280,000
515,000,000		Bank of Montreal, 0.399%, 8/14/2012	515,000,000
11,100,000		Basic Water Company SPE 1, LLC, (U.S. Bank, N.A. LOC), 0.240%, 8/2/2012	11,100,000
7,170,000		Biddle Road Corp., (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.240%, 8/2/2012	7,170,000
40,000,000		Brazos River Authority, TX, (Series 2001 D-2), (Citibank NA, New York LOC), 0.200%, 8/1/2012	40,000,000
30,475,000		California Health Facilities Financing Authority, (Series 2008G), (Bank of America N.A. LOC), 0.180%, 8/1/2012	30,475,000
32,655,000		California Infrastructure & Economic Development Bank, (Series 2008B), (Bank of America N.A. LOC), 0.180%, 8/1/2012	32,655,000
Annual Shareholder Report
5

Principal Amount		Value
	Notes - Variable—continued[3]
	Finance - Banking—continued
$10,555,000	Campus Crusade for Christ, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.210%, 8/2/2012	$10,555,000
6,220,000	Capital Markets Access Co. LC, (Series 2007) LSPB Real Estate, LLC Project, (Wells Fargo Bank, N.A. LOC), 0.210%, 8/2/2012	6,220,000
5,160,000	Capital Markets Access Co. LC, (Series 2008) Sunshine Professional Suites, LLC Project, (Wells Fargo Bank, N.A. LOC), 0.240%, 8/2/2012	5,160,000
7,710,000	Capital Markets Access Co. LC, (Wells Fargo Bank, N.A. LOC), 0.210%, 8/2/2012	7,710,000
391,000	Capital One Funding Corp., (Series 1995-B), (JPMorgan Chase Bank, N.A. LOC), 0.310%, 8/2/2012	391,000
653,000	Capital One Funding Corp., (Series 1996-H), (JPMorgan Chase Bank, N.A. LOC), 0.290%, 8/2/2012	653,000
490,000	Capital One Funding Corp., (Series 1999-A), (JPMorgan Chase Bank, N.A. LOC), 0.290%, 8/2/2012	490,000
2,350,000	Castleton United Methodist Church, Inc., (Series 2007-A), (U.S. Bank, N.A. LOC), 0.440%, 8/2/2012	2,350,000
4,890,000	Church at Brook Hills, (Wells Fargo Bank, N.A. LOC), 0.260%, 8/3/2012	4,890,000
4,585,000	Cincinnati Bible College and Seminary, (U.S. Bank, N.A. LOC), 0.210%, 8/2/2012	4,585,000
59,850,000	Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 D-3), (Bank of America N.A. LOC), 0.200%, 8/1/2012	59,850,000
460,000	Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (JPMorgan Chase Bank, N.A. LOC), 0.410%, 8/2/2012	460,000
7,175,000	Connecticut HEFA, (Series D) Griffin Hospital, (Wells Fargo Bank, N.A. LOC), 0.210%, 8/2/2012	7,175,000
66,145,000	Cook County, IL, (Series 2002 A), 0.210%, 8/1/2012	66,145,000
28,400,000	Cumberland County, PA Municipal Authority, (Series 2008B), (Bank of America N.A. LOC), 0.190%, 8/2/2012	28,400,000
11,600,000	Denver, CO City & County School District No. 01, (Series 2011 A-1), (JPMorgan Chase Bank, N.A. LOC), (Assured Guaranty Municipal Corp. INS), 0.170%, 8/1/2012	11,600,000
30,600,000	Denver, CO City & County School District No. 01, (Series 2011 A-2), (JPMorgan Chase Bank, N.A. LOC), (Assured Guaranty Municipal Corp. INS), 0.170%, 8/1/2012	30,600,000
19,520,000	Dynetics, Inc., (Series 2010-A), (Branch Banking & Trust Co. LOC), 0.230%, 8/2/2012	19,520,000
23,200,000	Florida State Municipal Power Agency, (Series 2008C), (Bank of America N.A. LOC), 0.180%, 8/1/2012	23,200,000
33,900,000	Greene County Development Authority, Reynolds Lodge, LLC (Series 2000 A), (U.S. Bank, N.A. LOC), 0.250%, 8/1/2012	33,900,000
13,730,000	Gregg County, TX HFDC, (Series 2004), (JPMorgan Chase Bank, N.A. LOC), 0.160%, 8/2/2012	13,730,000
Annual Shareholder Report
6

Principal Amount		Value
	Notes - Variable—continued[3]
	Finance - Banking—continued
$8,805,000	Gregg County, TX HFDC, (Series 2006C), (JPMorgan Chase Bank, N.A. LOC), 0.190%, 8/1/2012	$8,805,000
25,000,000	Hawaii State Department of Budget & Finance, (Series 2004B-2), (JPMorgan Chase Bank, N.A. LOC), 0.170%, 8/1/2012	25,000,000
4,730,000	Hillsborough County, FL HFA, (Series 2006: Brandywine Apartments), (Citibank NA, New York LOC), 0.300%, 8/1/2012	4,730,000
30,000,000	Illinois Finance Authority, (Series 2007), (Bank of America N.A. LOC), 0.200%, 8/2/2012	30,000,000
69,900,000	Illinois Finance Authority, (Series 2008C-1), 0.180%, 8/1/2012	69,900,000
63,015,000	Illinois Finance Authority, (Subseries C-3A), (Bank of America, N.A. LIQ), 0.230%, 8/1/2012	63,015,000
7,080,000	Intrepid Museum Foundation, (Bank of America N.A. LOC), 0.274%, 8/2/2012	7,080,000
39,085,000	Iowa Finance Authority—Health Facilities, (Series 2009D), (Bank of America N.A. LOC), 0.180%, 8/1/2012	39,085,000
35,700,000	Iowa Finance Authority—Health Facilities, (Series 2009E), (Bank of America N.A. LOC), 0.180%, 8/1/2012	35,700,000
400,500,000	JPMorgan Chase Bank, N.A., 0.365%, 8/28/2012	400,499,950
17,470,000	Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance (Series 2007B-2), (PNC Bank, N.A. LOC), 0.200%, 8/1/2012	17,470,000
3,270,000	Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance 2007B-1, (U.S. Bank, N.A. LOC), 0.210%, 8/1/2012	3,270,000
15,425,000	Kentucky Housing Corp., (2006 Series C), (PNC Bank, N.A. LIQ), 0.180%, 8/1/2012	15,425,000
1,750,000	Kings Creek Country Club, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.260%, 8/1/2012	1,750,000
1,050,000	L.H. Kroh, Inc., (Series 1998), (Wells Fargo Bank, N.A. LOC), 0.260%, 8/1/2012	1,050,000
21,570,000	Leeds, AL, (Series 2006-A), (JPMorgan Chase Bank, N.A. LOC), 0.250%, 8/2/2012	21,570,000
24,060,000	Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 0.210%, 8/1/2012	24,060,000
19,600,000	Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-F-1), (Bank of America N.A. LOC), 0.150%, 8/2/2012	19,600,000
15,700,000	Maryland State Health & Higher Educational Facilities Authority, (Series 1985A), (JPMorgan Chase Bank, N.A. LOC), 0.180%, 8/1/2012	15,700,000
32,365,000	Massachusetts HEFA, (Series C 2008), (Bank of America N.A. LOC), 0.270%, 8/2/2012	32,365,000
25,000,000	Michigan Finance Authority, (Series 2010-A), (Bank of America N.A. LOC), 0.260%, 8/2/2012	25,000,000
19,300,000	Michigan Strategic Fund, (Series 2008), (Bank of America N.A. LOC), 0.250%, 8/1/2012	19,300,000
Annual Shareholder Report
7

Principal Amount			Value
		Notes - Variable—continued[3]
		Finance - Banking—continued
$6,610,000		Mississippi Business Finance Corp., (Series 2002), (Wells Fargo Bank, N.A. LOC), 0.210%, 8/2/2012	$6,610,000
8,820,000		Mississippi Business Finance Corp., 2007-B PSL-North America, LLC, (Wells Fargo Bank, N.A. LOC), 0.320%, 8/2/2012	8,820,000
10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wells Fargo Bank, N.A. LOC), 0.610%, 8/2/2012	10,000,000
14,000,000		Missouri State HEFA, (Series 2008B), (Bank of America N.A. LOC), 0.250%, 8/1/2012	14,000,000
12,700,000		Montgomery County, MD EDA, (Series 2008), (Bank of America N.A. LOC), 0.250%, 8/2/2012	12,700,000
8,575,317	[1,2]	Nevada Housing Division, GS Trust (Series 2007-116TP), (Wells Fargo & Co. LOC), 0.170%, 8/2/2012	8,575,317
8,982,000		New Hampshire HEFA, (Royal Bank of Canada, Montreal LOC), 0.180%, 8/2/2012	8,982,000
21,700,000		New Jersey Health Care Facilities Financing Authority, (Series 2008B), (Bank of America N.A. LOC), 0.170%, 8/2/2012	21,700,000
11,400,000		New Mexico State Finance Authority, (Series 2008-D), (Royal Bank of Canada, Montreal LOC), 0.180%, 8/2/2012	11,400,000
15,600,000		New York City, NY, (Fiscal 2004 Series A-2), (Bank of America N.A. LOC), 0.250%, 8/1/2012	15,600,000
50,000,000		New York City, NY, (Fiscal 2004 Series H-8), (Bank of America N.A. LOC), 0.180%, 8/1/2012	50,000,000
42,000,000		New York State Dormitory Authority, (Series 2006A-1), (Bank of America N.A. LOC), 0.230%, 8/1/2012	42,000,000
70,000,000		New York State Dormitory Authority, Consolidated Fifth General Resolution Revenue Bonds (Series 2008C), (Bank of America N.A. LOC), 0.180%, 8/2/2012	70,000,000
25,130,000		New York State HFA, 8 East 102nd Street Housing (Series 2010A), (Bank of America N.A. LOC), 0.250%, 8/1/2012	25,130,000
9,440,000		North Oaks Partnership, (Series 1998), (Bank of America N.A. LOC), 0.240%, 8/2/2012	9,440,000
69,800,000		Novant Health, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.210%, 8/1/2012	69,800,000
685,000,000		PNC Bank, N.A., 0.693%, 9/20/2012	685,000,000
4,955,000		Palm Desert Financing Authority, Emergency Independence Program (Series 2009), (Wells Fargo Bank, N.A. LOC), 0.260%, 8/2/2012	4,955,000
4,665,000		Physicians Real Estate LLP, (Wells Fargo Bank, N.A. LOC), 0.180%, 8/1/2012	4,665,000
7,275,000		Port of Portland, OR Airport, (Subseries 18A), (U.S. Bank, N.A. LOC), 0.190%, 8/1/2012	7,275,000
21,220,000		Presbyterian Home and Services of New Jersey Obligated Group, (Series 1998-B2), (Wells Fargo Bank, N.A. LOC), 0.210%, 8/1/2012	21,220,000
8,445,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, (Series 2003), (U.S. Bank, N.A. LOC), 0.340%, 8/2/2012	8,445,000
Annual Shareholder Report
8

Principal Amount			Value
		Notes - Variable—continued[3]
		Finance - Banking—continued
$385,000,000		Rabobank Nederland NV, Utrecht, 0.399%, 8/13/2012	$385,000,000
16,545,000		Reading, PA, (Series 2008-D), (PNC Bank, N.A. LOC), 0.210%, 8/2/2012	16,545,000
13,275,000		Reno, NV Capital Improvement Revenue Bonds, (Series 2005A), (Bank of America N.A. LOC), 0.230%, 8/2/2012	13,275,000
6,475,000		Roman Catholic Bishop of San Jose, CA, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.210%, 8/2/2012	6,475,000
4,810,000		Sabri Arac, The Quarry Lane School (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.210%, 8/2/2012	4,810,000
29,000,000		Salvation Army, (Series 2004-A), (Bank of New York Mellon LOC), 0.150%, 8/2/2012	29,000,000
13,095,000		San Francisco, CA City & County Airport Commission, (Series 2010 A-2), (JPMorgan Chase Bank, N.A. LOC), 0.160%, 8/1/2012	13,095,000
7,105,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2007A), (Bank of America N.A. LOC), 0.260%, 8/2/2012	7,105,000
11,550,000		Spira Millenium LLC, (Series 2001), (Bank of America N.A. LOC), 1.250%, 8/2/2012	11,550,000
36,370,000		St. Joseph County, IN Hospital Authority, Health System Revenue Refunding Bonds (Series 2008B), (JPMorgan Chase Bank, N.A. LOC), 0.170%, 8/1/2012	36,370,000
780,000		St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank, N.A. LOC), 0.380%, 8/2/2012	780,000
25,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-1), (Bank of America N.A. LOC), 0.240%, 8/1/2012	25,000,000
23,325,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-2), (Bank of America N.A. LOC), 0.240%, 8/1/2012	23,325,000
33,500,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-3), (Bank of America N.A. LOC), 0.220%, 8/1/2012	33,500,000
20,000,000	[1,2]	Texas State, PUTTERs (Series 3953), 0.180%, 8/1/2012	20,000,000
28,365,000		Urban Campus Environments LLC, (Series 2006), (Wells Fargo Bank, N.A. LOC), 0.210%, 8/2/2012	28,365,000
800,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.210%, 8/1/2012	800,000
8,000,000		Vulcan, Inc., (Series 2012), (Branch Banking & Trust Co. LOC), 0.230%, 8/1/2012	8,000,000
26,600,000		Wayne County, MI Airport Authority, (Series 2010F), (JPMorgan Chase Bank, N.A. LOC), 0.180%, 8/1/2012	26,600,000
7,560,000		Yeshivas Novominsk, (Series 2008), (TD Bank, N.A. LOC), 0.190%, 8/2/2012	7,560,000
		TOTAL	3,752,756,267
		Finance - Commercial—0.6%
50,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.519%, 8/15/2012	50,000,000
Annual Shareholder Report
9

Principal Amount			Value
		Notes - Variable—continued[3]
		Finance - Commercial—continued
$100,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.530%, 8/1/2012	$100,000,000
25,000,000	[1,2]	Fairway Finance Co. LLC, 0.277%, 8/24/2012	25,000,000
50,000,000	[1,2]	Fairway Finance Co. LLC, 0.286%, 8/9/2012	50,000,000
50,000,000	[1,2]	Fairway Finance Co. LLC, 0.287%, 8/28/2012	50,000,000
30,000,000	[1,2]	Fairway Finance Co. LLC, 0.289%, 8/16/2012	30,000,000
12,815,000	[1,2]	The Anderson's, Inc., (Series 2008), (General Electric Capital Corp. LOC), 0.270%, 8/2/2012	12,815,000
		TOTAL	317,815,000
		Government Agency—0.4%
24,150,000		COG Leasing Co. LLP, (Series 2007), (FHLB of Des Moines LOC), 0.230%, 8/2/2012	24,150,000
5,265,000		California HFA, (Series 2006 B), (GTD by FNMA), 0.170%, 8/1/2012	5,265,000
36,020,000		Capital Trust Agency, FL, (FNMA LOC), 0.200%, 8/2/2012	36,020,000
3,755,000		Grand Pointe II Ltd. Partnership, (Series 1999) Globe Apartments, (FHLB of Indianapolis LOC), 0.370%, 8/2/2012	3,755,000
8,290,000		Helmholdt Capital, LLC, (Series 2007-A), (FHLB of San Francisco LOC), 0.260%, 8/2/2012	8,290,000
11,195,000		Holland-Sheltair Aviation Funding LLC, (Series 2005-B), (FHLB of Atlanta LOC), 0.220%, 8/2/2012	11,195,000
6,200,000		Mohr Green Associates LP, 2012-A, (FHLB of San Francisco LOC), 0.210%, 8/2/2012	6,200,000
7,500,000		OSL Santa Rosa Fountaingrove LLC, (FHLB of San Francisco LOC), 0.230%, 8/2/2012	7,500,000
6,040,000		St. Louis County, MO IDA, Barat Academy Project (Series 2012), (FHLB of Chicago LOC), 0.240%, 8/2/2012	6,040,000
10,355,000		Tack Capital Co., (FHLB of New York LOC), 0.210%, 8/2/2012	10,355,000
56,000,000		Varenna LLC, Varenna at Fountain Grove Project (Series 2011-A), (FHLB of San Francisco LOC), 0.230%, 8/2/2012	56,000,000
		TOTAL	174,770,000
		Insurance—0.4%
165,000,000		Metropolitan Life Insurance Co., 0.717%, 8/14/2012	165,000,000
		University—0.1%
17,000,000		University of California, (Series 2011 Z-1), 0.180%, 8/2/2012	17,000,000
17,000,000		University of California, (Series 2011 Z-2), 0.180%, 8/2/2012	17,000,000
		TOTAL	34,000,000
		TOTAL NOTES - VARIABLE	4,445,411,267
		Time Deposits—1.7%
		Finance - Banking—1.7%
300,000,000		Societe Generale, Paris, 0.150%, 8/1/2012	300,000,000
Annual Shareholder Report
10

Principal Amount			Value
		Time Deposits—continued
		Finance - Banking—continued
$500,000,000		Svenska Handelsbanken, Stockholm, 0.160%, 8/1/2012	$500,000,000
		TOTAL TIME DEPOSITS	800,000,000
		Variable Medium Term Notes—0.4%
		Finance - Banking—0.4%
200,000,000	[3]	Wells Fargo Bank, N.A., 0.538%, 9/24/2012	200,000,000
		Finance - Commercial—0.0%
3,860,000	[3]	General Electric Capital Corp., 1.367%, 8/22/2012	3,885,585
		TOTAL VARIABLE MEDIUM TERM NOTES	203,885,585
		U.S. Treasury NoteS—1.0%
		U.S. Treasury Notes—1.0%
154,000,000		United States Treasury, 1.750%, 4/15/2013	155,629,477
330,000,000		United States Treasury, 3.125%, 4/30/2013	337,075,271
		TOTAL U.S. TREASURY NOTES	492,704,748
		Repurchase Agreements—14.6%
1,166,000,000		Interest in $1,376,000,000 joint repurchase agreement 0.18%, dated 7/31/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,376,006,880 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2042 and the market value of those underlying securities was $1,403,527,019.	1,166,000,000
1,570,451,000		Interest in $4,080,000,000 joint repurchase agreement 0.19%, dated 7/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,080,021,533 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,186,963,804.	1,570,451,000
250,000,000		Repurchase agreement 0.19%, dated 7/31/2012 under which Citibank N.A. will repurchase securities provided as collateral for $250,001,319 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/25/2041 and the market value of those underlying securities was $257,501,360.	250,000,000
260,000,000		Repurchase agreement 0.19%, dated 7/31/2012 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $260,001,372 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2042 and the market value of those underlying securities was $266,223,718.	260,000,000
Annual Shareholder Report
11

Principal Amount		Value
	Repurchase Agreements—continued
$500,000,000	Interest in $4,000,000,000 joint repurchase agreement 0.17%, dated 7/31/2012 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,018,889 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2039 and the market value of those underlying securities was $4,080,019,267.	$500,000,000
290,000,000	Interest in $500,000,000 joint repurchase agreement 0.19%, dated 7/31/2012 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $500,002,639 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 3/1/2042 and the market value of those underlying securities was $510,002,692.	290,000,000
1,000,000,000	Repurchase agreement 0.18%, dated 7/31/2012 under which CS First Boston Corp. will repurchase securities provided as collateral for $1,000,005,000 on 8/1/2012. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 6/16/2052 and the market value of those underlying securities was $1,030,000,380.	1,000,000,000
790,000,000	Interest in $1,000,000,000 joint repurchase agreement 0.20%, dated 7/31/2012 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $1,000,005,556 on 8/1/2012. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2042 and the market value of those underlying securities was $1,020,003,320.	790,000,000
1,250,000,000	Repurchase agreement 0.19%, dated 7/31/2012 under which Societe Generale, New York will repurchase securities provided as collateral for $1,250,006,597 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $1,275,006,729.	1,250,000,000
	TOTAL REPURCHASE AGREEMENTS	7,076,451,000
	TOTAL INVESTMENTS—100.4% (AT AMORTIZED COST)[5]	48,721,976,075
	OTHER ASSETS AND LIABILITIES - NET— (0.4)%[6]	(182,145,752)
	TOTAL NET ASSETS—100%	$48,539,830,323
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2012, these restricted securities amounted to $5,210,983,164, which represented 10.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2012, these liquid restricted securities amounted to $5,210,983,164, which represented 10.7% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
Annual Shareholder Report
12

4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2012.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
EDA	—Economic Development Authority
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
INS	—Insured
LOC	—Letter of Credit
PUTTERs	—Puttable Tax-Exempt Receipts
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.002	0.002	0.015	0.040
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.002	0.002	0.015	0.040
Less Distributions:
Distributions from net investment income	(0.002)	(0.002)	(0.002)	(0.015)	(0.040)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.17%	0.16%	0.17%	1.54%	4.03%
Ratios to Average Net Assets:
Net expenses	0.20%	0.20%	0.21%	0.23%	0.20%
Net investment income	0.17%	0.16%	0.18%	1.28%	3.90%
Expense waiver/reimbursement[3]	0.08%	0.08%	0.08%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$42,697,762	$39,900,328	$38,408,721	$39,580,019	$18,430,487
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Statement of Assets and Liabilities
July 31, 2012
Assets:
Investment in repurchase agreements	$7,076,451,000
Investment in securities	41,645,525,075
Total investment in securities, at amortized cost and fair value		$48,721,976,075
Income receivable		29,275,824
Receivable for shares sold		1,089,368
TOTAL ASSETS		48,752,341,267
Liabilities:
Payable for investments purchased	200,000,000
Payable for shares redeemed	8,522,331
Bank overdraft	17,207
Income distribution payable	2,702,382
Payable for Directors'/Trustees' fees	4,020
Payable for distribution services fee (Note 5)	330,206
Payable for shareholder services fee (Note 5)	310,150
Accrued expenses	624,648
TOTAL LIABILITIES		212,510,944
Net assets for 48,523,579,914 shares outstanding		$48,539,830,323
Net Assets Consist of:
Paid-in capital		$48,550,181,321
Accumulated net realized loss on investments		(10,514,288)
Undistributed net investment income		163,290
TOTAL NET ASSETS		$48,539,830,323
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$42,697,761,975 ÷ 42,682,282,771 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$3,285,563,840 ÷ 3,284,247,403 shares outstanding, no par value, unlimited shares authorized		$1.00
Capital Shares:
$101 ÷ 101 shares outstanding, no par value, unlimited shares authorized		$1.00
Trust Shares:
$2,556,504,407 ÷ 2,557,049,639 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Year Ended July 31, 2012
Investment Income:
Interest			$183,128,331
Expenses:
Investment adviser fee (Note 5)		$97,582,921
Administrative fee (Note 5)		38,064,745
Custodian fees		1,650,863
Transfer and dividend disbursing agent fees and expenses		379,292
Directors'/Trustees' fees		336,340
Auditing fees		21,000
Legal fees		4,863
Portfolio accounting fees		193,162
Distribution services fee (Note 5)		6,801,011
Shareholder services fee (Note 5)		12,019,836
Account administration fee (Note 2)		4,109,439
Share registration costs		185,560
Printing and postage		193,560
Insurance premiums		90,212
Miscellaneous		175,695
TOTAL EXPENSES		161,808,499
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(37,970,067)
Waiver of administrative fee (Note 5)	(934,443)
Waiver of distribution services fee (Note 5)	(2,473,957)
Waiver of shareholder services fee (Note 5)	(8,826,817)
Waiver of account administration fee (Note 2)	(525,025)
Reimbursement of shareholder services fee (Note 5)	(799,506)
TOTAL WAIVERS AND REIMBURSEMENT		(51,529,815)
Net expenses			110,278,684
Net investment income			72,849,647
Net realized gain on investments			35,972
Change in net assets resulting from operations			$72,885,619
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended July 31	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$72,849,647	$68,497,333
Net realized gain on investments	35,972	56,975
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	72,885,619	68,554,308
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(72,109,183)	(67,683,077)
Service Shares	(376,179)	(507,581)
Trust Shares	(271,868)	(258,856)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(72,757,230)	(68,449,514)
Share Transactions:
Proceeds from sale of shares	292,037,167,187	272,909,802,727
Net asset value of shares issued to shareholders in payment of distributions declared	38,941,835	28,801,612
Cost of shares redeemed	(290,265,444,505)	(270,271,007,825)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,810,664,517	2,667,596,514
Change in net assets	1,810,792,906	2,667,701,308
Net Assets:
Beginning of period	46,729,037,417	44,061,336,109
End of period (including undistributed net investment income of $163,290 and $70,873, respectively)	$48,539,830,323	$46,729,037,417
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
July 31, 2012
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 diversified portfolios. The financial statements included herein are only those of Federated Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Service Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Service Shares, Capital Shares and Trust Shares are presented separately. The investment objective of the Fund is to provide current income consistent with stability of principal.
Effective June 25, 2012, the Fund began offering Capital Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) or an affiliated adviser, and others to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares, Capital Shares and Trust Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the year ended July 31, 2012, account administration fees for the Fund were as follows:
	Account Administration Fees Incurred	Account Administration Fees Waived
Service Shares	$3,584,190	$—
Trust Shares	525,249	(525,025)
TOTAL	$4,109,439	$(525,025)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective interest rate method.
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2012		2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	278,525,301,910	$278,525,301,910	250,937,413,504	$250,937,413,504
Shares issued to shareholders in payment of distributions declared	38,584,939	38,584,939	28,436,057	28,436,057
Shares redeemed	(275,766,967,326)	(275,766,967,326)	(249,474,345,192)	(249,474,345,192)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,796,919,523	$2,796,919,523	1,491,504,369	$1,491,504,369
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Year Ended July 31	2012		2011
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	11,410,028,862	$11,410,028,862	17,392,941,255	$17,392,941,255
Shares issued to shareholders in payment of distributions declared	111,928	111,928	137,196	137,196
Shares redeemed	(12,134,441,763)	(12,134,441,763)	(18,423,384,330)	(18,423,384,330)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(724,300,973)	$(724,300,973)	(1,030,305,879)	$(1,030,305,879)
Period Ended July 31	2012[1]		2011
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	101	$101	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	—	—	—	—
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	101	$101	—	$—
Year Ended July 31	2012		2011
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	2,101,836,314	$2,101,836,314	4,579,447,968	$4,579,447,968
Shares issued to shareholders in payment of distributions declared	244,968	244,968	228,359	228,359
Shares redeemed	(2,364,035,416)	(2,364,035,416)	(2,373,278,303)	(2,373,278,303)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(261,954,134)	$(261,954,134)	2,206,398,024	$2,206,398,024
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,810,664,517	$1,810,664,517	2,667,596,514	$2,667,596,514
1	Reflects operations for the period from June 25, 2012 (date of initial investment) to July 31, 2012.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2012 and 2011, was as follows:
	2012	2011
Ordinary income	$72,757,230	$68,449,514
As of July 31, 2012, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$163,290
Capital loss carryforwards	$(10,514,288)
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At July 31, 2012, the Fund had a capital loss carryforward of $10,514,288 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2017	$10,514,288	NA	$10,514,288
The Fund used capital loss carryforwards of $35,972 to offset capital gains realized during the year ended July 31, 2012.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2012, the Adviser voluntarily waived $37,970,067 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $934,443 of its fee.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2012, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Trust Shares	$6,801,011	$(2,473,957)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2012, FSC did not retain any fees paid by the Fund.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares, Capital Shares and Trust Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2012, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed	Service Fees Waived by an Unaffiliated Third Party
Service Shares	$5,744,074	$(799,506)	$(2,551,055)
Trust Shares	6,275,762	—	(6,275,762)
TOTAL	$12,019,836	$(799,506)	$(8,826,817)
For the year ended July 31, 2012, FSSC did not receive any fees paid by the Fund. For the year ended July 31, 2012, the Fund's Institutional Shares and Capital Shares did not incur Service Fees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Service Shares, Capital Shares and Trust Shares (after the voluntary waivers and reimbursements) will not exceed 0.20%, 0.45%, 0.25% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the
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“Termination Date”): (a) October 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $899,090,000 and $1,510,835,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be directly or indirectly comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2012, there were no outstanding loans. During the year ended July 31, 2012, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2012, there were no outstanding loans. During the year ended July 31, 2012, the program was not utilized.
9. Subsequent events
On August 15, 2012, the Trustees approved the elimination of minimum administrative personnel and services fees effective September 1, 2012. Prior to this date, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares.
In accordance with a plan of reorganization approved by the Trustees, the transfer of assets from the Money Market Fund, a portfolio of Performance Funds Trust, into the Fund occurred after the close of business on September 21, 2012.
Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2012, 100.0% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF the MONEY MARKET OBLIGATIONS TRUST AND THE institutional class SHAREHOLDERS of federated prime obligations fund:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Prime Obligations Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2012 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Prime Obligations Fund as of July 31, 2012, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 24, 2012
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2012 to July 31, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2012	Ending Account Value 7/31/2012	Expenses Paid During Period[1]
Actual	$1,000	$1,000.90	$0.99
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.87	$1.01
1	Expenses are equal to the Fund's Institutional Shares annualized net expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period).
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Trust comprised 36 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report
28

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
Annual Shareholder Report
29

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 Treasurer Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since July 1991. Ms. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Paige M. Wilhelm Birth Date: May 28, 1962 Vice President Began serving: August 2006	Principal Occupations: Paige M. Wilhelm has been the Fund's Portfolio Manager since July 2003. She is Vice President of the Trust with respect to the Fund. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.
Annual Shareholder Report
30

Evaluation and Approval of Advisory Contract–May 2012
FEDERATED PRIME OBLIGATIONS FUND (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Annual Shareholder Report
32

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
For the one-year period covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be
Annual Shareholder Report
33

competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
Annual Shareholder Report
34

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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35

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
Annual Shareholder Report
36

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Prime Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N203
33506 (9/12)
Federated is a registered trademark of Federated Investors, Inc.
2012 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2012
Share Class	Ticker
Institutional	POIXX
Service*	PRSXX
Capital**	POLXX
Trust	POLXX
*formerly, Institutional Service Shares
**formerly, Institutional Capital Shares
Federated Prime Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2012, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Bank Instruments	41.6%
Commercial Paper and Notes	33.6%
Variable Rate Instruments	9.6%
U.S. Treasury Securities	1.0%
Repurchase Agreements	14.6%
Other Assets and Liabilities—Net[2]	(0.4)%
TOTAL	100.0%
At July 31, 2012, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	32.8%[4]
8-30 Days	25.1%
31-90 Days	31.4%
91-180 Days	9.2%
181 Days or more	1.9%
Other Assets and Liabilities—Net[2]	(0.4)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes includes asset-backed securities, collateralized loan agreements, commercial paper and corporate bonds, with interest rates that are fixed or that reset periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 20.7% of the Fund's portfolio.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2012
Principal Amount			Value
		Asset-Backed Securities—1.0%
		Finance - Automotive—0.9%
$55,051,784		Ally Auto Receivables Trust 2012-3, Class A1, 0.339%, 6/17/2013	$55,051,784
5,518,711		AmeriCredit Automobile Receivables Trust 2012-1, Class A1, 0.447%, 2/8/2013	5,518,711
44,675,555		AmeriCredit Automobile Receivables Trust 2012-3, Class A1, 0.361%, 7/8/2013	44,675,555
3,343,087		CarMax Auto Owner Trust 2012-1, Class A1, 0.381%, 2/15/2013	3,343,087
5,597,580	[1,2]	Enterprise Fleet Financing, LLC 2011-3, Class A1, 0.589%, 11/20/2012	5,597,580
57,432,048	[1,2]	Enterprise Fleet Financing, LLC 2012-1, Class A1, 0.460%, 5/20/2013	57,432,048
28,634,018		Honda Auto Receivables Owner Trust 2012-1, Class A1, 0.413%, 3/15/2013	28,634,018
25,472,438		Honda Auto Receivables Owner Trust 2012-2, Class A1, 0.301%, 5/15/2013	25,472,438
54,053,243		Mercedes-Benz Auto Lease Trust 2012-A, Class A1, 0.344%, 4/15/2013	54,053,243
40,098,386		Santander Drive Auto Receivables Trust 2012-2, Class A1, 0.330%, 3/15/2013	40,098,386
34,325,347		Santander Drive Auto Receivables Trust 2012-3, Class A1, 0.328%, 5/15/2013	34,325,347
74,102,655		Volkswagen Auto Lease Trust 2012-A, Class A1, 0.332%, 6/20/2013	74,102,655
5,971,275		Volkswagen Auto Loan Enhanced Trust 2012-1, Class A1, 0.439%, 1/22/2013	5,971,275
23,367,460	[1,2]	Volvo Financial Equipment LLC 2012-1, Class A1, 0.353%, 3/15/2013	23,367,460
		TOTAL	457,643,587
		Finance - Equipment—0.1%
25,591,727	[1,2]	CIT Equipment Collateral 2012-VT1, Class A1, 0.441%, 4/22/2013	25,591,727
		TOTAL ASSET-BACKED SECURITIES	483,235,314
		Certificates of Deposit—39.9%
		Finance - Banking—39.9%
125,000,000	[3]	Bank of Montreal, 0.426%, 8/6/2012	125,000,000
498,000,000	[3]	Bank of Montreal, 0.436%, 8/31/2012	498,000,000
230,000,000	[3]	Bank of Montreal, 0.499%, 8/14/2012	230,000,000
125,000,000	[3]	Bank of Nova Scotia, Toronto, 0.316%, 8/23/2012	124,999,423
250,000,000		Bank of Nova Scotia, Toronto, 0.370%, 8/28/2012	250,000,000
1,000,000,000	[3]	Bank of Nova Scotia, Toronto, 0.396%, 8/10/2012	1,000,000,000
2,462,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.350% - 0.360%, 9/6/2012 - 11/2/2012	2,462,027,016
1,437,500,000		Barclays Bank PLC, 0.260% - 0.330%, 8/16/2012 - 10/30/2012	1,437,500,000
Annual Shareholder Report
2

Principal Amount			Value
		Certificates of Deposit—continued
		Finance - Banking—continued
$560,000,000		Branch Banking & Trust Co., 0.390%, 1/16/2013 - 1/28/2013	$560,000,000
300,000,000	[3]	Canadian Imperial Bank of Commerce, 0.337%, 8/24/2012	300,000,000
550,000,000	[3]	Canadian Imperial Bank of Commerce, 0.439%, 8/13/2012	550,000,000
589,500,000		Credit Agricole Corporate and Investment Bank, 0.420% - 0.500%, 8/2/2012 - 9/4/2012	589,500,000
525,000,000		Credit Suisse, Zurich, 0.300% - 0.370%, 8/28/2012 - 10/3/2012	525,000,000
300,000,000	[3]	Credit Suisse, Zurich, 0.567%, 8/24/2012	300,000,000
1,709,000,000		Deutsche Bank AG, 0.375% - 0.450%, 8/1/2012 - 11/8/2012	1,709,003,940
250,000,000	[3]	Deutsche Bank AG, 0.717%, 8/21/2012	250,000,000
1,561,000,000		Mizuho Corporate Bank Ltd., 0.330% - 0.350%, 8/1/2012 - 8/27/2012	1,561,000,000
300,000,000		Nordea Bank Finland PLC, 0.310%, 9/18/2012	299,987,983
300,000,000		Rabobank Nederland NV, Utrecht, 0.360%, 8/2/2012	300,000,000
229,000,000	[3]	Royal Bank of Canada, Montreal, 0.419%, 8/13/2012	229,000,000
150,000,000		Royal Bank of Canada, Montreal, 0.450% - 0.570%, 10/11/2012 - 1/30/2013	150,032,635
52,000,000	[3]	Royal Bank of Canada, Montreal, 0.487%, 8/22/2012	52,000,000
64,000,000	[3]	Royal Bank of Canada, Montreal, 0.498%, 10/30/2012	64,000,000
455,000,000	[3]	Royal Bank of Canada, Montreal, 0.536%, 8/6/2012	455,000,000
250,000,000	[3]	Royal Bank of Canada, Montreal, 0.538%, 9/18/2012	250,000,000
400,000,000	[3]	Royal Bank of Canada, Montreal, 0.538%, 9/21/2012	400,000,000
146,000,000		Societe Generale, Paris, 0.510%, 8/2/2012	146,000,000
2,293,000,000		Sumitomo Mitsui Banking Corp., 0.330% - 0.360%, 9/5/2012 - 10/29/2012	2,293,000,000
975,000,000		Svenska Handelsbanken, Stockholm, 0.240%, 8/6/2012	975,000,677
300,000,000	[3]	Toronto Dominion Bank, 0.446%, 8/9/2012	300,000,000
407,000,000	[3]	Toronto Dominion Bank, 0.446%, 8/10/2012	407,000,000
190,000,000	[3]	Toronto Dominion Bank, 0.448%, 10/26/2012	190,000,000
100,000,000	[3]	Toronto Dominion Bank, 0.466%, 8/2/2012	100,000,000
300,000,000		Westpac Banking Corp. Ltd., Sydney, 0.400%, 1/2/2013	300,000,000
		TOTAL CERTIFICATES OF DEPOSIT	19,383,051,674
		Collateralized Loan Agreements—8.9%
		Finance - Banking—8.9%
323,000,000		BNP Paribas Securities Corp., 0.304% - 0.558%, 8/1/2012 - 8/27/2012	323,000,000
640,000,000		Barclays Capital, Inc., 0.355% - 0.781%, 8/1/2012 - 10/23/2012	640,000,000
1,183,000,000		Credit Suisse Securities (USA) LLC, 0.253% - 0.862%, 8/1/2012 - 10/25/2012	1,183,000,000
1,001,000,000		JPMorgan Securities LLC, 0.355% - 0.659%, 8/1/2012 - 9/26/2012	1,001,000,000
596,000,000		RBC Capital Markets, LLC, 0.264% - 0.545%, 8/2/2012 - 10/1/2012	596,000,000
Annual Shareholder Report
3

Principal Amount			Value
		Collateralized Loan Agreements—continued
		Finance - Banking—continued
$596,000,000		Wells Fargo Securities, LLC, 0.456%, 9/26/2012 - 10/16/2012	$596,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	4,339,000,000
		Commercial Paper—20.4%[4]
		Aerospace/Auto—1.6%
782,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.371%—0.411%, 8/7/2012 - 11/14/2012	781,475,411
		Finance - Automotive—0.5%
238,900,000		FCAR Owner Trust, A1+/P1 Series, 0.421%—0.501%, 9/21/2012 - 1/15/2013	238,570,467
4,400,000		FCAR Owner Trust, A1/P1 Series, 0.280%, 8/1/2012	4,400,000
		TOTAL	242,970,467
		Finance - Banking—12.3%
175,000,000		Credit Agricole North America, Inc., 0.415%, 8/6/2012	174,989,913
1,973,000,000		ING (U.S.) Funding LLC, 0.340% - 0.390%, 8/14/2012 - 10/11/2012	1,971,942,579
2,425,600,000	[1,2]	National Australia Funding (Delaware), Inc., 0.351% - 0.401%, 8/16/2012 - 1/16/2013	2,423,938,082
270,000,000	[1,2]	Northern Pines Funding LLC, 0.441% - 0.451%, 8/8/2012 - 10/29/2012	269,889,542
850,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.190% - 0.510%, 8/1/2012 - 8/2/2012	849,996,458
260,000,000	[1,2]	Surrey Funding Corporation, 0.300% - 0.320%, 8/7/2012 - 10/4/2012	259,883,222
		TOTAL	5,950,639,796
		Finance - Commercial—3.6%
591,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.450% - 0.500%, 8/2/2012 - 8/27/2012	590,889,149
1,112,000,000		General Electric Capital Corp., 0.341% - 0.401%, 8/27/2012 - 12/11/2012	1,110,989,167
25,000,000	[1,2]	Starbird Funding Corp., 0.450%, 8/6/2012	24,998,437
		TOTAL	1,726,876,753
		Finance - Retail—2.4%
430,359,000	[1,2]	Alpine Securitization Corp., 0.300% - 0.370%, 8/24/2012 - 10/5/2012	430,168,431
232,000,000	[1,2]	Barton Capital LLC, 0.410% - 0.500%, 8/2/2012 - 9/4/2012	231,938,609
210,000,000	[1,2]	Salisbury Receivables Company LLC, 0.300% - 0.320%, 8/20/2012 - 10/3/2012	209,922,567
309,974,000	[1,2]	Sheffield Receivables Corp., 0.270% - 0.320%, 8/6/2012 - 10/3/2012	309,905,993
		TOTAL	1,181,935,600
		TOTAL COMMERCIAL PAPER	9,883,898,027
		Corporate Bonds—3.3%
		Diversified—0.1%
69,312,000		General Electric Co., 5.000%, 2/1/2013	70,830,146
Annual Shareholder Report
4

Principal Amount			Value
		Corporate Bonds—continued
		Finance - Banking—1.1%
$9,500,000		JPMorgan Chase & Co., 5.375%, 10/1/2012	$9,575,919
456,500,000	[3]	JPMorgan Chase Bank, N.A., 0.367%, 8/21/2012	456,500,000
75,000,000		Wells Fargo & Co., 5.250%, 10/23/2012	75,780,307
		TOTAL	541,856,226
		Finance - Commercial—2.1%
55,955,000	[3]	General Electric Capital Corp., 0.596%, 8/1/2012	55,959,582
78,781,000	[3]	General Electric Capital Corp., 0.616%, 8/8/2012	78,828,515
64,240,000		General Electric Capital Corp., 2.800%, 1/8/2013	64,853,818
170,325,000		General Electric Capital Corp., 3.500%, 8/13/2012	170,482,214
176,314,000		General Electric Capital Corp., 4.800%, 5/1/2013	181,666,290
366,759,000		General Electric Capital Corp., 5.250%, 10/19/2012	370,455,943
77,704,000		General Electric Capital Corp., 5.450%, 1/15/2013	79,405,726
		TOTAL	1,001,652,088
		TOTAL CORPORATE BONDS	1,614,338,460
		Notes - Variable—9.2%[3]
		Electrical Equipment—0.0%
1,070,000	[1,2]	Alabama State IDA, General Electric Project, (General Electric Co. LOC), 0.280%, 8/2/2012	1,070,000
		Finance - Banking—7.7%
8,955,000		Abraham Joshua Heschel School, (Series 2010), (TD Bank, N.A. LOC), 0.190%, 8/2/2012	8,955,000
1,575,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 0.370%, 8/2/2012	1,575,000
37,115,000		Austin, TX, Hotel Occupancy Tax Subordinate Lien Variable Rate Refunding Revenue Bonds (Series 2008-B), (Bank of America N.A. LOC), 0.230%, 8/2/2012	37,115,000
37,280,000		Austin, TX, Hotel Occupancy Tax Subordinate Lien Variable Rate Refunding Revenue Bonds (Series 2008A), (JPMorgan Chase Bank, N.A. LOC), 0.160%, 8/2/2012	37,280,000
515,000,000		Bank of Montreal, 0.399%, 8/14/2012	515,000,000
11,100,000		Basic Water Company SPE 1, LLC, (U.S. Bank, N.A. LOC), 0.240%, 8/2/2012	11,100,000
7,170,000		Biddle Road Corp., (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.240%, 8/2/2012	7,170,000
40,000,000		Brazos River Authority, TX, (Series 2001 D-2), (Citibank NA, New York LOC), 0.200%, 8/1/2012	40,000,000
30,475,000		California Health Facilities Financing Authority, (Series 2008G), (Bank of America N.A. LOC), 0.180%, 8/1/2012	30,475,000
32,655,000		California Infrastructure & Economic Development Bank, (Series 2008B), (Bank of America N.A. LOC), 0.180%, 8/1/2012	32,655,000
Annual Shareholder Report
5

Principal Amount		Value
	Notes - Variable—continued[3]
	Finance - Banking—continued
$10,555,000	Campus Crusade for Christ, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.210%, 8/2/2012	$10,555,000
6,220,000	Capital Markets Access Co. LC, (Series 2007) LSPB Real Estate, LLC Project, (Wells Fargo Bank, N.A. LOC), 0.210%, 8/2/2012	6,220,000
5,160,000	Capital Markets Access Co. LC, (Series 2008) Sunshine Professional Suites, LLC Project, (Wells Fargo Bank, N.A. LOC), 0.240%, 8/2/2012	5,160,000
7,710,000	Capital Markets Access Co. LC, (Wells Fargo Bank, N.A. LOC), 0.210%, 8/2/2012	7,710,000
391,000	Capital One Funding Corp., (Series 1995-B), (JPMorgan Chase Bank, N.A. LOC), 0.310%, 8/2/2012	391,000
653,000	Capital One Funding Corp., (Series 1996-H), (JPMorgan Chase Bank, N.A. LOC), 0.290%, 8/2/2012	653,000
490,000	Capital One Funding Corp., (Series 1999-A), (JPMorgan Chase Bank, N.A. LOC), 0.290%, 8/2/2012	490,000
2,350,000	Castleton United Methodist Church, Inc., (Series 2007-A), (U.S. Bank, N.A. LOC), 0.440%, 8/2/2012	2,350,000
4,890,000	Church at Brook Hills, (Wells Fargo Bank, N.A. LOC), 0.260%, 8/3/2012	4,890,000
4,585,000	Cincinnati Bible College and Seminary, (U.S. Bank, N.A. LOC), 0.210%, 8/2/2012	4,585,000
59,850,000	Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 D-3), (Bank of America N.A. LOC), 0.200%, 8/1/2012	59,850,000
460,000	Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (JPMorgan Chase Bank, N.A. LOC), 0.410%, 8/2/2012	460,000
7,175,000	Connecticut HEFA, (Series D) Griffin Hospital, (Wells Fargo Bank, N.A. LOC), 0.210%, 8/2/2012	7,175,000
66,145,000	Cook County, IL, (Series 2002 A), 0.210%, 8/1/2012	66,145,000
28,400,000	Cumberland County, PA Municipal Authority, (Series 2008B), (Bank of America N.A. LOC), 0.190%, 8/2/2012	28,400,000
11,600,000	Denver, CO City & County School District No. 01, (Series 2011 A-1), (JPMorgan Chase Bank, N.A. LOC), (Assured Guaranty Municipal Corp. INS), 0.170%, 8/1/2012	11,600,000
30,600,000	Denver, CO City & County School District No. 01, (Series 2011 A-2), (JPMorgan Chase Bank, N.A. LOC), (Assured Guaranty Municipal Corp. INS), 0.170%, 8/1/2012	30,600,000
19,520,000	Dynetics, Inc., (Series 2010-A), (Branch Banking & Trust Co. LOC), 0.230%, 8/2/2012	19,520,000
23,200,000	Florida State Municipal Power Agency, (Series 2008C), (Bank of America N.A. LOC), 0.180%, 8/1/2012	23,200,000
33,900,000	Greene County Development Authority, Reynolds Lodge, LLC (Series 2000 A), (U.S. Bank, N.A. LOC), 0.250%, 8/1/2012	33,900,000
13,730,000	Gregg County, TX HFDC, (Series 2004), (JPMorgan Chase Bank, N.A. LOC), 0.160%, 8/2/2012	13,730,000
Annual Shareholder Report
6

Principal Amount		Value
	Notes - Variable—continued[3]
	Finance - Banking—continued
$8,805,000	Gregg County, TX HFDC, (Series 2006C), (JPMorgan Chase Bank, N.A. LOC), 0.190%, 8/1/2012	$8,805,000
25,000,000	Hawaii State Department of Budget & Finance, (Series 2004B-2), (JPMorgan Chase Bank, N.A. LOC), 0.170%, 8/1/2012	25,000,000
4,730,000	Hillsborough County, FL HFA, (Series 2006: Brandywine Apartments), (Citibank NA, New York LOC), 0.300%, 8/1/2012	4,730,000
30,000,000	Illinois Finance Authority, (Series 2007), (Bank of America N.A. LOC), 0.200%, 8/2/2012	30,000,000
69,900,000	Illinois Finance Authority, (Series 2008C-1), 0.180%, 8/1/2012	69,900,000
63,015,000	Illinois Finance Authority, (Subseries C-3A), (Bank of America, N.A. LIQ), 0.230%, 8/1/2012	63,015,000
7,080,000	Intrepid Museum Foundation, (Bank of America N.A. LOC), 0.274%, 8/2/2012	7,080,000
39,085,000	Iowa Finance Authority—Health Facilities, (Series 2009D), (Bank of America N.A. LOC), 0.180%, 8/1/2012	39,085,000
35,700,000	Iowa Finance Authority—Health Facilities, (Series 2009E), (Bank of America N.A. LOC), 0.180%, 8/1/2012	35,700,000
400,500,000	JPMorgan Chase Bank, N.A., 0.365%, 8/28/2012	400,499,950
17,470,000	Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance (Series 2007B-2), (PNC Bank, N.A. LOC), 0.200%, 8/1/2012	17,470,000
3,270,000	Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance 2007B-1, (U.S. Bank, N.A. LOC), 0.210%, 8/1/2012	3,270,000
15,425,000	Kentucky Housing Corp., (2006 Series C), (PNC Bank, N.A. LIQ), 0.180%, 8/1/2012	15,425,000
1,750,000	Kings Creek Country Club, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.260%, 8/1/2012	1,750,000
1,050,000	L.H. Kroh, Inc., (Series 1998), (Wells Fargo Bank, N.A. LOC), 0.260%, 8/1/2012	1,050,000
21,570,000	Leeds, AL, (Series 2006-A), (JPMorgan Chase Bank, N.A. LOC), 0.250%, 8/2/2012	21,570,000
24,060,000	Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 0.210%, 8/1/2012	24,060,000
19,600,000	Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-F-1), (Bank of America N.A. LOC), 0.150%, 8/2/2012	19,600,000
15,700,000	Maryland State Health & Higher Educational Facilities Authority, (Series 1985A), (JPMorgan Chase Bank, N.A. LOC), 0.180%, 8/1/2012	15,700,000
32,365,000	Massachusetts HEFA, (Series C 2008), (Bank of America N.A. LOC), 0.270%, 8/2/2012	32,365,000
25,000,000	Michigan Finance Authority, (Series 2010-A), (Bank of America N.A. LOC), 0.260%, 8/2/2012	25,000,000
19,300,000	Michigan Strategic Fund, (Series 2008), (Bank of America N.A. LOC), 0.250%, 8/1/2012	19,300,000
Annual Shareholder Report
7

Principal Amount			Value
		Notes - Variable—continued[3]
		Finance - Banking—continued
$6,610,000		Mississippi Business Finance Corp., (Series 2002), (Wells Fargo Bank, N.A. LOC), 0.210%, 8/2/2012	$6,610,000
8,820,000		Mississippi Business Finance Corp., 2007-B PSL-North America, LLC, (Wells Fargo Bank, N.A. LOC), 0.320%, 8/2/2012	8,820,000
10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wells Fargo Bank, N.A. LOC), 0.610%, 8/2/2012	10,000,000
14,000,000		Missouri State HEFA, (Series 2008B), (Bank of America N.A. LOC), 0.250%, 8/1/2012	14,000,000
12,700,000		Montgomery County, MD EDA, (Series 2008), (Bank of America N.A. LOC), 0.250%, 8/2/2012	12,700,000
8,575,317	[1,2]	Nevada Housing Division, GS Trust (Series 2007-116TP), (Wells Fargo & Co. LOC), 0.170%, 8/2/2012	8,575,317
8,982,000		New Hampshire HEFA, (Royal Bank of Canada, Montreal LOC), 0.180%, 8/2/2012	8,982,000
21,700,000		New Jersey Health Care Facilities Financing Authority, (Series 2008B), (Bank of America N.A. LOC), 0.170%, 8/2/2012	21,700,000
11,400,000		New Mexico State Finance Authority, (Series 2008-D), (Royal Bank of Canada, Montreal LOC), 0.180%, 8/2/2012	11,400,000
15,600,000		New York City, NY, (Fiscal 2004 Series A-2), (Bank of America N.A. LOC), 0.250%, 8/1/2012	15,600,000
50,000,000		New York City, NY, (Fiscal 2004 Series H-8), (Bank of America N.A. LOC), 0.180%, 8/1/2012	50,000,000
42,000,000		New York State Dormitory Authority, (Series 2006A-1), (Bank of America N.A. LOC), 0.230%, 8/1/2012	42,000,000
70,000,000		New York State Dormitory Authority, Consolidated Fifth General Resolution Revenue Bonds (Series 2008C), (Bank of America N.A. LOC), 0.180%, 8/2/2012	70,000,000
25,130,000		New York State HFA, 8 East 102nd Street Housing (Series 2010A), (Bank of America N.A. LOC), 0.250%, 8/1/2012	25,130,000
9,440,000		North Oaks Partnership, (Series 1998), (Bank of America N.A. LOC), 0.240%, 8/2/2012	9,440,000
69,800,000		Novant Health, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.210%, 8/1/2012	69,800,000
685,000,000		PNC Bank, N.A., 0.693%, 9/20/2012	685,000,000
4,955,000		Palm Desert Financing Authority, Emergency Independence Program (Series 2009), (Wells Fargo Bank, N.A. LOC), 0.260%, 8/2/2012	4,955,000
4,665,000		Physicians Real Estate LLP, (Wells Fargo Bank, N.A. LOC), 0.180%, 8/1/2012	4,665,000
7,275,000		Port of Portland, OR Airport, (Subseries 18A), (U.S. Bank, N.A. LOC), 0.190%, 8/1/2012	7,275,000
21,220,000		Presbyterian Home and Services of New Jersey Obligated Group, (Series 1998-B2), (Wells Fargo Bank, N.A. LOC), 0.210%, 8/1/2012	21,220,000
8,445,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, (Series 2003), (U.S. Bank, N.A. LOC), 0.340%, 8/2/2012	8,445,000
Annual Shareholder Report
8

Principal Amount			Value
		Notes - Variable—continued[3]
		Finance - Banking—continued
$385,000,000		Rabobank Nederland NV, Utrecht, 0.399%, 8/13/2012	$385,000,000
16,545,000		Reading, PA, (Series 2008-D), (PNC Bank, N.A. LOC), 0.210%, 8/2/2012	16,545,000
13,275,000		Reno, NV Capital Improvement Revenue Bonds, (Series 2005A), (Bank of America N.A. LOC), 0.230%, 8/2/2012	13,275,000
6,475,000		Roman Catholic Bishop of San Jose, CA, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.210%, 8/2/2012	6,475,000
4,810,000		Sabri Arac, The Quarry Lane School (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.210%, 8/2/2012	4,810,000
29,000,000		Salvation Army, (Series 2004-A), (Bank of New York Mellon LOC), 0.150%, 8/2/2012	29,000,000
13,095,000		San Francisco, CA City & County Airport Commission, (Series 2010 A-2), (JPMorgan Chase Bank, N.A. LOC), 0.160%, 8/1/2012	13,095,000
7,105,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2007A), (Bank of America N.A. LOC), 0.260%, 8/2/2012	7,105,000
11,550,000		Spira Millenium LLC, (Series 2001), (Bank of America N.A. LOC), 1.250%, 8/2/2012	11,550,000
36,370,000		St. Joseph County, IN Hospital Authority, Health System Revenue Refunding Bonds (Series 2008B), (JPMorgan Chase Bank, N.A. LOC), 0.170%, 8/1/2012	36,370,000
780,000		St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank, N.A. LOC), 0.380%, 8/2/2012	780,000
25,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-1), (Bank of America N.A. LOC), 0.240%, 8/1/2012	25,000,000
23,325,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-2), (Bank of America N.A. LOC), 0.240%, 8/1/2012	23,325,000
33,500,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-3), (Bank of America N.A. LOC), 0.220%, 8/1/2012	33,500,000
20,000,000	[1,2]	Texas State, PUTTERs (Series 3953), 0.180%, 8/1/2012	20,000,000
28,365,000		Urban Campus Environments LLC, (Series 2006), (Wells Fargo Bank, N.A. LOC), 0.210%, 8/2/2012	28,365,000
800,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.210%, 8/1/2012	800,000
8,000,000		Vulcan, Inc., (Series 2012), (Branch Banking & Trust Co. LOC), 0.230%, 8/1/2012	8,000,000
26,600,000		Wayne County, MI Airport Authority, (Series 2010F), (JPMorgan Chase Bank, N.A. LOC), 0.180%, 8/1/2012	26,600,000
7,560,000		Yeshivas Novominsk, (Series 2008), (TD Bank, N.A. LOC), 0.190%, 8/2/2012	7,560,000
		TOTAL	3,752,756,267
		Finance - Commercial—0.6%
50,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.519%, 8/15/2012	50,000,000
Annual Shareholder Report
9

Principal Amount			Value
		Notes - Variable—continued[3]
		Finance - Commercial—continued
$100,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.530%, 8/1/2012	$100,000,000
25,000,000	[1,2]	Fairway Finance Co. LLC, 0.277%, 8/24/2012	25,000,000
50,000,000	[1,2]	Fairway Finance Co. LLC, 0.286%, 8/9/2012	50,000,000
50,000,000	[1,2]	Fairway Finance Co. LLC, 0.287%, 8/28/2012	50,000,000
30,000,000	[1,2]	Fairway Finance Co. LLC, 0.289%, 8/16/2012	30,000,000
12,815,000	[1,2]	The Anderson's, Inc., (Series 2008), (General Electric Capital Corp. LOC), 0.270%, 8/2/2012	12,815,000
		TOTAL	317,815,000
		Government Agency—0.4%
24,150,000		COG Leasing Co. LLP, (Series 2007), (FHLB of Des Moines LOC), 0.230%, 8/2/2012	24,150,000
5,265,000		California HFA, (Series 2006 B), (GTD by FNMA), 0.170%, 8/1/2012	5,265,000
36,020,000		Capital Trust Agency, FL, (FNMA LOC), 0.200%, 8/2/2012	36,020,000
3,755,000		Grand Pointe II Ltd. Partnership, (Series 1999) Globe Apartments, (FHLB of Indianapolis LOC), 0.370%, 8/2/2012	3,755,000
8,290,000		Helmholdt Capital, LLC, (Series 2007-A), (FHLB of San Francisco LOC), 0.260%, 8/2/2012	8,290,000
11,195,000		Holland-Sheltair Aviation Funding LLC, (Series 2005-B), (FHLB of Atlanta LOC), 0.220%, 8/2/2012	11,195,000
6,200,000		Mohr Green Associates LP, 2012-A, (FHLB of San Francisco LOC), 0.210%, 8/2/2012	6,200,000
7,500,000		OSL Santa Rosa Fountaingrove LLC, (FHLB of San Francisco LOC), 0.230%, 8/2/2012	7,500,000
6,040,000		St. Louis County, MO IDA, Barat Academy Project (Series 2012), (FHLB of Chicago LOC), 0.240%, 8/2/2012	6,040,000
10,355,000		Tack Capital Co., (FHLB of New York LOC), 0.210%, 8/2/2012	10,355,000
56,000,000		Varenna LLC, Varenna at Fountain Grove Project (Series 2011-A), (FHLB of San Francisco LOC), 0.230%, 8/2/2012	56,000,000
		TOTAL	174,770,000
		Insurance—0.4%
165,000,000		Metropolitan Life Insurance Co., 0.717%, 8/14/2012	165,000,000
		University—0.1%
17,000,000		University of California, (Series 2011 Z-1), 0.180%, 8/2/2012	17,000,000
17,000,000		University of California, (Series 2011 Z-2), 0.180%, 8/2/2012	17,000,000
		TOTAL	34,000,000
		TOTAL NOTES - VARIABLE	4,445,411,267
		Time Deposits—1.7%
		Finance - Banking—1.7%
300,000,000		Societe Generale, Paris, 0.150%, 8/1/2012	300,000,000
Annual Shareholder Report
10

Principal Amount			Value
		Time Deposits—continued
		Finance - Banking—continued
$500,000,000		Svenska Handelsbanken, Stockholm, 0.160%, 8/1/2012	$500,000,000
		TOTAL TIME DEPOSITS	800,000,000
		Variable Medium Term Notes—0.4%
		Finance - Banking—0.4%
200,000,000	[3]	Wells Fargo Bank, N.A., 0.538%, 9/24/2012	200,000,000
		Finance - Commercial—0.0%
3,860,000	[3]	General Electric Capital Corp., 1.367%, 8/22/2012	3,885,585
		TOTAL VARIABLE MEDIUM TERM NOTES	203,885,585
		U.S. Treasury NoteS—1.0%
		U.S. Treasury Notes—1.0%
154,000,000		United States Treasury, 1.750%, 4/15/2013	155,629,477
330,000,000		United States Treasury, 3.125%, 4/30/2013	337,075,271
		TOTAL U.S. TREASURY NOTES	492,704,748
		Repurchase Agreements—14.6%
1,166,000,000		Interest in $1,376,000,000 joint repurchase agreement 0.18%, dated 7/31/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,376,006,880 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2042 and the market value of those underlying securities was $1,403,527,019.	1,166,000,000
1,570,451,000		Interest in $4,080,000,000 joint repurchase agreement 0.19%, dated 7/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,080,021,533 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,186,963,804.	1,570,451,000
250,000,000		Repurchase agreement 0.19%, dated 7/31/2012 under which Citibank N.A. will repurchase securities provided as collateral for $250,001,319 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/25/2041 and the market value of those underlying securities was $257,501,360.	250,000,000
260,000,000		Repurchase agreement 0.19%, dated 7/31/2012 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $260,001,372 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2042 and the market value of those underlying securities was $266,223,718.	260,000,000
Annual Shareholder Report
11

Principal Amount		Value
	Repurchase Agreements—continued
$500,000,000	Interest in $4,000,000,000 joint repurchase agreement 0.17%, dated 7/31/2012 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,018,889 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2039 and the market value of those underlying securities was $4,080,019,267.	$500,000,000
290,000,000	Interest in $500,000,000 joint repurchase agreement 0.19%, dated 7/31/2012 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $500,002,639 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 3/1/2042 and the market value of those underlying securities was $510,002,692.	290,000,000
1,000,000,000	Repurchase agreement 0.18%, dated 7/31/2012 under which CS First Boston Corp. will repurchase securities provided as collateral for $1,000,005,000 on 8/1/2012. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 6/16/2052 and the market value of those underlying securities was $1,030,000,380.	1,000,000,000
790,000,000	Interest in $1,000,000,000 joint repurchase agreement 0.20%, dated 7/31/2012 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $1,000,005,556 on 8/1/2012. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2042 and the market value of those underlying securities was $1,020,003,320.	790,000,000
1,250,000,000	Repurchase agreement 0.19%, dated 7/31/2012 under which Societe Generale, New York will repurchase securities provided as collateral for $1,250,006,597 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $1,275,006,729.	1,250,000,000
	TOTAL REPURCHASE AGREEMENTS	7,076,451,000
	TOTAL INVESTMENTS—100.4% (AT AMORTIZED COST)[5]	48,721,976,075
	OTHER ASSETS AND LIABILITIES - NET— (0.4)%[6]	(182,145,752)
	TOTAL NET ASSETS—100%	$48,539,830,323
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2012, these restricted securities amounted to $5,210,983,164, which represented 10.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2012, these liquid restricted securities amounted to $5,210,983,164, which represented 10.7% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
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4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2012.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
EDA	—Economic Development Authority
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
INS	—Insured
LOC	—Letter of Credit
PUTTERs	—Puttable Tax-Exempt Receipts
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.002	0.002	0.015	0.040
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.002	0.002	0.015	0.040
Less Distributions:
Distributions from net investment income	(0.002)	(0.002)	(0.002)	(0.015)	(0.040)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.17%	0.16%	0.17%	1.54%	4.03%
Ratios to Average Net Assets:
Net expenses	0.20%	0.20%	0.21%	0.23%	0.20%
Net investment income	0.17%	0.16%	0.18%	1.28%	3.90%
Expense waiver/reimbursement[3]	0.08%	0.08%	0.08%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$42,697,762	$39,900,328	$38,408,721	$39,580,019	$18,430,487
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.013	0.037
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.013	0.037
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.013)	(0.037)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	1.29%	3.77%
Ratios to Average Net Assets:
Net expenses	0.36%	0.36%	0.37%	0.48%	0.45%
Net investment income	0.01%	0.01%	0.01%	1.22%	3.72%
Expense waiver/reimbursement[3]	0.17%	0.17%	0.17%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,285,564	$4,009,732	$5,040,046	$7,734,783	$6,625,756
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Capital Shares
(For a Share Outstanding Throughout the Period)
Period Ended 7/31/2012[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.000[2]
Net realized gain on investments	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]
Net Asset Value, End of Period	$1.00
Total Return[3]	0.01%
Ratios to Average Net Assets:
Net expenses	0.25%[4]
Net investment income	0.12%[4]
Expense waiver/reimbursement[5]	0.28%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$0[6]
1	Reflects operations for the period from June 25, 2012 (date of initial investment) to July 31, 2012.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.010	0.035
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.010	0.035
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.010)	(0.035)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	1.04%	3.51%
Ratios to Average Net Assets:
Net expenses	0.36%	0.35%	0.37%	0.72%	0.70%
Net investment income	0.01%	0.01%	0.01%	0.93%	3.35%
Expense waiver/reimbursement[3]	0.42%	0.43%	0.42%	0.09%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,556,504	$2,818,977	$612,569	$801,290	$492,957
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
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Statement of Assets and Liabilities
July 31, 2012
Assets:
Investment in repurchase agreements	$7,076,451,000
Investment in securities	41,645,525,075
Total investment in securities, at amortized cost and fair value		$48,721,976,075
Income receivable		29,275,824
Receivable for shares sold		1,089,368
TOTAL ASSETS		48,752,341,267
Liabilities:
Payable for investments purchased	200,000,000
Payable for shares redeemed	8,522,331
Bank overdraft	17,207
Income distribution payable	2,702,382
Payable for Directors'/Trustees' fees	4,020
Payable for distribution services fee (Note 5)	330,206
Payable for shareholder services fee (Note 5)	310,150
Accrued expenses	624,648
TOTAL LIABILITIES		212,510,944
Net assets for 48,523,579,914 shares outstanding		$48,539,830,323
Net Assets Consist of:
Paid-in capital		$48,550,181,321
Accumulated net realized loss on investments		(10,514,288)
Undistributed net investment income		163,290
TOTAL NET ASSETS		$48,539,830,323
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$42,697,761,975 ÷ 42,682,282,771 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$3,285,563,840 ÷ 3,284,247,403 shares outstanding, no par value, unlimited shares authorized		$1.00
Capital Shares:
$101 ÷ 101 shares outstanding, no par value, unlimited shares authorized		$1.00
Trust Shares:
$2,556,504,407 ÷ 2,557,049,639 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Year Ended July 31, 2012
Investment Income:
Interest			$183,128,331
Expenses:
Investment adviser fee (Note 5)		$97,582,921
Administrative fee (Note 5)		38,064,745
Custodian fees		1,650,863
Transfer and dividend disbursing agent fees and expenses		379,292
Directors'/Trustees' fees		336,340
Auditing fees		21,000
Legal fees		4,863
Portfolio accounting fees		193,162
Distribution services fee (Note 5)		6,801,011
Shareholder services fee (Note 5)		12,019,836
Account administration fee (Note 2)		4,109,439
Share registration costs		185,560
Printing and postage		193,560
Insurance premiums		90,212
Miscellaneous		175,695
TOTAL EXPENSES		161,808,499
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(37,970,067)
Waiver of administrative fee (Note 5)	(934,443)
Waiver of distribution services fee (Note 5)	(2,473,957)
Waiver of shareholder services fee (Note 5)	(8,826,817)
Waiver of account administration fee (Note 2)	(525,025)
Reimbursement of shareholder services fee (Note 5)	(799,506)
TOTAL WAIVERS AND REIMBURSEMENT		(51,529,815)
Net expenses			110,278,684
Net investment income			72,849,647
Net realized gain on investments			35,972
Change in net assets resulting from operations			$72,885,619
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended July 31	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$72,849,647	$68,497,333
Net realized gain on investments	35,972	56,975
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	72,885,619	68,554,308
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(72,109,183)	(67,683,077)
Service Shares	(376,179)	(507,581)
Trust Shares	(271,868)	(258,856)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(72,757,230)	(68,449,514)
Share Transactions:
Proceeds from sale of shares	292,037,167,187	272,909,802,727
Net asset value of shares issued to shareholders in payment of distributions declared	38,941,835	28,801,612
Cost of shares redeemed	(290,265,444,505)	(270,271,007,825)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,810,664,517	2,667,596,514
Change in net assets	1,810,792,906	2,667,701,308
Net Assets:
Beginning of period	46,729,037,417	44,061,336,109
End of period (including undistributed net investment income of $163,290 and $70,873, respectively)	$48,539,830,323	$46,729,037,417
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
July 31, 2012
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 diversified portfolios. The financial statements included herein are only those of Federated Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Service Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
Effective June 25, 2012, the Fund began offering Capital Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) or an affiliated adviser, and others to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares, Capital Shares and Trust Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the year ended July 31, 2012, account administration fees for the Fund were as follows:
	Account Administration Fees Incurred	Account Administration Fees Waived
Service Shares	$3,584,190	$—
Trust Shares	525,249	(525,025)
TOTAL	$4,109,439	$(525,025)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective interest rate method.
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2012		2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	278,525,301,910	$278,525,301,910	250,937,413,504	$250,937,413,504
Shares issued to shareholders in payment of distributions declared	38,584,939	38,584,939	28,436,057	28,436,057
Shares redeemed	(275,766,967,326)	(275,766,967,326)	(249,474,345,192)	(249,474,345,192)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,796,919,523	$2,796,919,523	1,491,504,369	$1,491,504,369
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Year Ended July 31	2012		2011
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	11,410,028,862	$11,410,028,862	17,392,941,255	$17,392,941,255
Shares issued to shareholders in payment of distributions declared	111,928	111,928	137,196	137,196
Shares redeemed	(12,134,441,763)	(12,134,441,763)	(18,423,384,330)	(18,423,384,330)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(724,300,973)	$(724,300,973)	(1,030,305,879)	$(1,030,305,879)
Period Ended July 31	2012[1]		2011
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	101	$101	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	—	—	—	—
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	101	$101	—	$—
Year Ended July 31	2012		2011
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	2,101,836,314	$2,101,836,314	4,579,447,968	$4,579,447,968
Shares issued to shareholders in payment of distributions declared	244,968	244,968	228,359	228,359
Shares redeemed	(2,364,035,416)	(2,364,035,416)	(2,373,278,303)	(2,373,278,303)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(261,954,134)	$(261,954,134)	2,206,398,024	$2,206,398,024
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,810,664,517	$1,810,664,517	2,667,596,514	$2,667,596,514
1	Reflects operations for the period from June 25, 2012 (date of initial investment) to July 31, 2012.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2012 and 2011, was as follows:
	2012	2011
Ordinary income	$72,757,230	$68,449,514
As of July 31, 2012, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$163,290
Capital loss carryforwards	$(10,514,288)
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24

At July 31, 2012, the Fund had a capital loss carryforward of $10,514,288 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2017	$10,514,288	NA	$10,514,288
The Fund used capital loss carryforwards of $35,972 to offset capital gains realized during the year ended July 31, 2012.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2012, the Adviser voluntarily waived $37,970,067 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $934,443 of its fee.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2012, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Trust Shares	$6,801,011	$(2,473,957)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2012, FSC did not retain any fees paid by the Fund.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares, Capital Shares and Trust Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2012, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed	Service Fees Waived by an Unaffiliated Third Party
Service Shares	$5,744,074	$(799,506)	$(2,551,055)
Trust Shares	6,275,762	—	(6,275,762)
TOTAL	$12,019,836	$(799,506)	$(8,826,817)
For the year ended July 31, 2012, FSSC did not receive any fees paid by the Fund. For the year ended July 31, 2012, the Fund's Institutional Shares and Capital Shares did not incur Service Fees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Service Shares, Capital Shares and Trust Shares (after the voluntary waivers and reimbursements) will not exceed 0.20%, 0.45%, 0.25% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the
Annual Shareholder Report
26

“Termination Date”): (a) October 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $899,090,000 and $1,510,835,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be directly or indirectly comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2012, there were no outstanding loans. During the year ended July 31, 2012, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2012, there were no outstanding loans. During the year ended July 31, 2012, the program was not utilized.
9. Subsequent events
On August 15, 2012, the Trustees approved the elimination of minimum administrative personnel and services fees effective September 1, 2012. Prior to this date, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares.
In accordance with a plan of reorganization approved by the Trustees, the transfer of assets from the Money Market Fund, a portfolio of Performance Funds Trust, into the Fund occurred after the close of business on September 21, 2012.
Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2012, 100.0% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF the MONEY MARKET OBLIGATIONS TRUST AND THE SHAREHOLDERS of federated prime obligations fund:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Prime Obligations Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2012 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Prime Obligations Fund as of July 31, 2012, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 24, 2012
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2012 to July 31, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2012	Ending Account Value 7/31/2012	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.90	$0.99
Service Shares	$1,000	$1,000.00	$1.89[2]
Capital Shares	$1,000	$1,000.10	$0.25[3]
Trust Shares	$1,000	$1,000.00	$1.89[4]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.87	$1.01
Service Shares	$1,000	$1,022.97	$1.91[2]
Capital Shares	$1,000	$1,023.62	$1.26[3]
Trust Shares	$1,000	$1,022.97	$1.91[4]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.20%
Service Shares	0.38%
Capital Shares	0.25%
Trust Shares	0.38%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.24 and $2.26, respectively.
3	“Actual” expense information for the Fund's Capital Shares is for the period from June 25, 2012 (date of initial investment) to July 31, 2012. Actual expenses are equal to the Fund's annualized net expense ratio of 0.25%, multiplied by 37/366 (to reflect the date of initial investment to July 31, 2012). “Hypothetical” expense information for Capital Shares is presented on the basis of the full one-half-year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 182/366 (to reflect the full half-year period).
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Trust Shares current Fee Limit of 0.70% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.48 and $3.52, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Trust comprised 36 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 Treasurer Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since July 1991. Ms. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Paige M. Wilhelm Birth Date: May 28, 1962 Vice President Began serving: August 2006	Principal Occupations: Paige M. Wilhelm has been the Fund's Portfolio Manager since July 2003. She is Vice President of the Trust with respect to the Fund. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.
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Evaluation and Approval of Advisory Contract–May 2012
FEDERATED PRIME OBLIGATIONS FUND (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
For the one-year period covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be
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competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
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The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Prime Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N203
CUSIP 60934N708
CUSIP 608919767
CUSIP 60934N146
Q450523 (9/12)
Federated is a registered trademark of Federated Investors, Inc.
2012 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2012
Share Class	Ticker
Institutional	PVOXX
Service*	PVSXX
Capital**	PVCXX
*formerly, Institutional Service Shares
**formerly, Institutional Capital Shares
Federated Prime Value Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2012, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	41.1%
Bank Instruments	33.8%
Variable Rate Instruments	19.3%
Repurchase Agreements	4.6%
U.S. Treasury Securities	1.1%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
At July 31, 2012, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	29.2%[4]
8-30 Days	36.1%
31-90 Days	25.4%
91-180 Days	7.4%
181 Days or more	1.8%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes includes asset-backed securities, collateralized loan agreements, commercial paper and corporate bonds with interest rates that are fixed or that reset periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 13.6% of the Fund's portfolio.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2012
Principal Amount			Value
		Asset-Backed Securities—3.9%
		Finance - Automotive—1.8%
$11,867,954		AmeriCredit Automobile Receivables Trust 2012-2, Class A1, 0.300%, 5/8/2013	$11,867,954
17,022,352		Nissan Auto Lease Trust 2012-A, Class A1, 0.344%, 3/15/2013	17,022,352
17,912,632	[1,2]	SMART ABS Series 2012-2US Trust, Class A1, 0.424%, 6/14/2013	17,912,632
3,273,457	[1,2]	SMART Series 2012-1US Trust, Class A1, 0.477%, 3/14/2013	3,273,457
20,000,000		Santander Drive Auto Receivables Trust 2012-4, Class A1, 0.432%, 7/15/2013	20,000,000
7,515,720	[1,2]	Wheels SPV, LLC 2012-1, Class A1, 0.500%, 5/20/2013	7,515,720
37,432,687		World Omni Automobile Lease Securitization Trust 2012-A, Class A1, 0.328%, 6/17/2013	37,432,687
		TOTAL	115,024,802
		Finance - Equipment—1.2%
5,649,513		CNH Equipment Trust 2012-B, Class A1, 0.383%, 7/12/2013	5,649,513
18,771,054	[1,2]	GE Equipment Small Ticket LLC Series 2012-1, Class A1, 0.433%, 6/21/2013	18,771,054
13,751,335		GE Equipment Transportation LLC, Series 2012-1, Class A1, 0.389%, 3/22/2013	13,751,335
43,199,338	[1,2]	Navistar Financial 2012-A Owner Trust, Class A1, 0.432%, 7/18/2013	43,199,338
		TOTAL	81,371,240
		Finance - Retail—0.9%
25,000,000	[1,2,3]	Arkle Master Issuer PLC 2012-1, Class 1A, 0.448%, 8/17/2012	25,000,000
28,250,000	[1,2,3]	Fosse Master Issuer PLC 2011-2, Class A1, 0.448%, 8/20/2012	28,250,000
8,000,000	[1,2,3]	Holmes Master Issuer PLC 2012-1, Class A1, 0.449%, 8/16/2012	8,000,000
		TOTAL	61,250,000
		TOTAL ASSET-BACKED SECURITIES	257,646,042
		Bank Note—0.7%
		Finance - Banking—0.7%
43,000,000		Bank of America N.A., 0.450%, 8/15/2012	43,000,000
		Certificates of Deposit—33.1%
		Finance - Banking—33.1%
100,000,000	[3]	Bank of Montreal, 0.399%, 8/14/2012	100,000,000
100,000,000	[3]	Bank of Montreal, 0.499%, 8/14/2012	100,000,000
330,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.360%, 8/15/2012 - 10/19/2012	330,000,000
150,000,000		Barclays Bank PLC, 0.330%, 10/30/2012	150,000,000
125,000,000		Branch Banking & Trust Co., 0.390%, 1/18/2013 - 1/22/2013	125,000,000
100,000,000	[3]	Canadian Imperial Bank of Commerce, 0.337%, 8/24/2012	100,000,000
Annual Shareholder Report
2

Principal Amount			Value
		Certificates of Deposit—continued
		Finance - Banking—continued
$100,000,000	[3]	Canadian Imperial Bank of Commerce, 0.439%, 8/13/2012	$100,000,000
172,000,000		Credit Agricole Corporate and Investment Bank, 0.490%—0.500%, 8/2/2012 - 9/4/2012	172,000,000
164,400,000		Credit Suisse, Zurich, 0.330%—0.370%, 9/10/2012 - 10/3/2012	164,400,000
170,000,000		Deutsche Bank AG, 0.440%, 8/17/2012 - 8/22/2012	170,000,000
50,000,000	[3]	Deutsche Bank AG, 0.717%, 8/21/2012	50,000,000
40,000,000		Mizuho Corporate Bank Ltd., 0.340%, 8/8/2012	40,000,000
75,000,000		Mizuho Corporate Bank Ltd., 0.415%, 8/2/2012	74,999,136
40,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.399%, 8/13/2012	40,000,000
50,000,000	[3]	Royal Bank of Canada, Montreal, 0.419%, 8/13/2012	50,000,000
42,000,000	[3]	Royal Bank of Canada, Montreal, 0.487%, 8/22/2012	42,000,000
50,000,000	[3]	Royal Bank of Canada, Montreal, 0.538%, 9/18/2012	50,000,000
30,000,000		Royal Bank of Canada, Montreal, 0.570%, 10/11/2012	30,000,000
155,000,000		Sumitomo Mitsui Banking Corp., 0.350%, 9/6/2012 - 9/17/2012	155,000,000
50,000,000	[3]	Toronto Dominion Bank, 0.446%, 8/10/2012	50,000,000
75,000,000	[3]	Toronto Dominion Bank, 0.448%, 10/26/2012	75,000,000
		TOTAL CERTIFICATES OF DEPOSIT	2,168,399,136
		Collateralized Loan Agreements—10.5%
		Finance - Banking—10.5%
30,000,000		Barclays Capital, Inc., 0.781%, 10/23/2012	30,000,000
65,000,000		Citigroup Global Markets, Inc., 0.852%, 9/21/2012	65,000,000
75,000,000		Credit Suisse Securities (USA) LLC, 0.862%, 10/23/2012	75,000,000
133,000,000		Goldman Sachs & Co., 0.456%, 8/7/2012	133,000,000
25,000,000		J.P. Morgan Securities LLC, 0.507%, 8/1/2012	25,000,000
244,000,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.450%—0.750%, 8/1/2012 - 10/18/2012	244,000,000
45,000,000		Mizuho Securities USA, Inc., 0.355%, 8/1/2012	45,000,000
73,000,000		RBS Securities, Inc., 0.550%, 8/1/2012	73,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	690,000,000
		Commercial Paper—21.9%[4]
		Aerospace/Auto—0.8%
38,300,000	[1,2]	Daimler Finance NA LLC, (GTD by Daimler AG), 0.380%—0.430%, 8/10/2012 - 9/7/2012	38,291,634
10,460,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 0.400%—0.420%, 8/6/2012 - 8/10/2012	10,458,986
4,900,000	[1,2]	VW Credit, Inc., (GTD by Volkswagen AG), 0.410%, 8/10/2012	4,899,498
		TOTAL	53,650,118
		Consumer Products—0.1%
3,150,000	[1,2]	Clorox Co., 0.430%, 8/20/2012	3,149,285
Annual Shareholder Report
3

Principal Amount			Value
		Commercial Paper—continued[4]
		Containers & Packaging—0.4%
$27,300,000	[1,2]	Bemis Co., Inc., 0.380%—0.420%, 8/6/2012 - 8/24/2012	$27,294,696
		Electric Power—0.1%
724,000	[1,2]	Eaton Corp., 0.410%, 8/30/2012	723,761
4,600,000		Virginia Electric & Power Co., 0.410%, 9/7/2012	4,598,062
		TOTAL	5,321,823
		Finance - Banking—9.0%
174,000,000		Citigroup Funding, Inc., (GTD by Citigroup, Inc.), 0.581%—0.601%, 9/10/2012 - 9/24/2012	173,871,800
5,000,000		ICICI Bank Ltd., (Bank of America N.A. LOC), 0.802%, 10/5/2012	4,992,778
249,000,000		ING (U.S.) Funding LLC, 0.340%—0.375%, 8/14/2012 - 10/10/2012	248,918,036
30,000,000	[1,2]	Matchpoint Master Trust, 0.450%, 8/2/2012	29,999,625
125,000,000	[1,2]	National Australia Funding (Delaware) Inc., 0.351%—0.371%, 8/17/2012 - 11/14/2012	124,915,215
5,000,000		Westpac Banking Corp. Ltd., Sydney, 0.401%, 8/1/2012	5,000,000
		TOTAL	587,697,454
		Finance - Commercial—5.9%
67,600,000	[1,2]	Atlantic Asset Securitization LLC, 0.450%—0.480%, 8/16/2012 - 8/20/2012	67,584,033
100,000,000		General Electric Capital Corp., 0.351%, 10/4/2012	99,937,778
83,300,000	[1,2]	Starbird Funding Corp., 0.430%, 8/22/2012	83,279,106
135,000,000	[1,2]	Versailles Commercial Paper LLC, 0.500%—0.520%, 8/22/2012 - 8/29/2012	134,953,050
		TOTAL	385,753,967
		Finance - Retail—2.0%
25,000,000	[1,2]	Barton Capital LLC, 0.400%, 8/14/2012	24,996,389
105,000,000	[1,2]	Windmill Funding Corp., 0.390%—0.440%, 8/16/2012 - 8/27/2012	104,975,342
		TOTAL	129,971,731
		Machinery/Equipment /Auto—0.2%
12,200,000	[1,2]	Harley-Davidson Funding Corp., (Harley-Davidson, Inc. Support Agreement), 0.400%, 8/6/2012	12,199,322
		Mining—0.5%
34,900,000	[1,2]	Xstrata Finance (Canada) Ltd., (GTD by Xstrata PLC), 0.500%, 8/13/2012 - 9/7/2012	34,893,564
		Sovereign—2.4%
159,200,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.400%—0.441%, 8/1/2012 - 10/16/2012	159,154,120
		Utility Gas—0.5%
35,800,000	[1,2]	Northeast Utilities, 0.420%—0.520%, 8/6/2012 - 9/7/2012	35,787,461
		TOTAL COMMERCIAL PAPER	1,434,873,541
Annual Shareholder Report
4

Principal Amount			Value
		Corporate Bonds—4.8%
		Finance - Banking—2.7%
$21,661,000		American Express Centurion Bank, DE, 5.550%, 10/17/2012	$21,880,739
150,000,000	[3]	JPMorgan Chase Bank, N.A., 0.367%, 8/21/2012	150,000,000
		TOTAL	171,880,739
		Finance - Commercial—2.1%
52,580,000		General Electric Capital Corp., 3.500%, 8/13/2012	52,626,961
48,769,000		General Electric Capital Corp., 4.800%, 5/1/2013	50,261,607
33,641,000		General Electric Capital Corp., 5.250%, 10/19/2012	33,965,055
1,936,000		General Electric Capital Corp., 5.450%, 1/15/2013	1,978,861
		TOTAL	138,832,484
		TOTAL CORPORATE BONDS	310,713,223
		Notes - Variable—17.0%[3]
		Chemicals—0.2%
12,500,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000), (GTD by Air Products & Chemicals, Inc.), 0.170%, 8/1/2012	12,500,000
		Finance - Banking—15.4%
30,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 0.370%, 8/2/2012	30,000
100,000,000		Australia & New Zealand Banking Group, Melbourne, 0.421%, 8/6/2012	100,000,000
3,370,000		Baramax LLC, Series 2002, (TD Bank, N.A. LOC), 0.300%, 8/1/2012	3,370,000
5,490,000		Bethesda Country Club, Inc., Series 1997, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 8/7/2012	5,490,000
24,500,000	[1,2]	BlackRock Municipal Bond Trust, VMTP Preferred Shares (Series T0014), 0.320%, 8/1/2012	24,500,000
11,520,000		Boldt Healthcare Properties, LLC, Series 2008A, (BMO Harris Bank, N.A. LOC), 0.230%, 8/2/2012	11,520,000
11,960,000		CEI Capital, LLC, Crystal Enterprises, Inc., (Fifth Third Bank, Cincinnati LOC), 0.460%, 8/2/2012	11,960,000
6,220,000		Capital Markets Access Co. LC, ML Destiny Plaza, LLC, (Fifth Third Bank, Cincinnati LOC), 0.330%, 8/2/2012	6,220,000
5,100,000		Capital Markets Access Co. LC, Series 2006K, ESC Properties, LLC., (Compass Bank, Birmingham LOC), 0.610%, 8/2/2012	5,100,000
274,000		Capital One Funding Corp., Series 1996-C, (JPMorgan Chase Bank, N.A. LOC), 0.240%, 8/2/2012	274,000
10,155,000		Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 0.280%, 8/2/2012	10,155,000
3,850,000		Commercial Contractors, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 8/7/2012	3,850,000
10,265,000		Connecticut Water Co., Series 2004, (RBS Citizens Bank N.A. LOC), 0.460%, 8/1/2012	10,265,000
Annual Shareholder Report
5

Principal Amount			Value
		Notes - Variable—continued[3]
		Finance - Banking—continued
$4,805,000		DJD Investments, LLC, Series 2004, (PNC Bank, N.A. LOC), 0.250%, 8/2/2012	$4,805,000
1,870,000		Dale G. Mithum, M.D. FACS, Series 2003, (Compass Bank, Birmingham LOC), 1.850%, 8/2/2012	1,870,000
3,595,000		Dellridge Care Center LP, Series 1997, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 8/7/2012	3,595,000
7,215,000		Downtown Renaissance, Inc., Rocky Mountain Centre Project, Series 2004, (PNC Bank, N.A. LOC), 0.300%, 8/2/2012	7,215,000
5,000,000		Elsinore Properties LP, Series 2012, (Fifth Third Bank, Cincinnati LOC), 0.330%, 8/2/2012	5,000,000
525,000		Engle Printing & Publishing, Series 2003, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 8/3/2012	525,000
48,490,000		Fiore Capital LLC, Series 2005-A, (BMO Harris Bank, N.A. LOC), 0.230%, 8/2/2012	48,490,000
9,915,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 0.350%, 8/2/2012	9,915,000
1,770,000		Gannett Fleming, Inc., Series 2001, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 8/3/2012	1,770,000
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (SunTrust Bank LOC), 0.600%, 8/1/2012	16,700,000
3,400,000		Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 8/7/2012	3,400,000
203,185,000	[1,2]	Illinois State, Taxable PUTTERs (Series SGT01), 0.400%, 8/1/2012	203,185,000
141,000,000		JPMorgan Chase Bank, N.A., 0.365%, 8/28/2012	141,000,000
15,635,000		Madison Hotel Investors I LLC, Series 2005 A, (BMO Harris Bank, N.A. LOC), 0.230%, 8/2/2012	15,635,000
7,885,000		Marsh Enterprises, L.L.C., Series 2003, (Fifth Third Bank, Cincinnati LOC), 0.330%, 8/2/2012	7,885,000
16,915,000		Maryland State Economic Development Corp., Human Genome (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 8/7/2012	16,915,000
16,000,000		Maryland State Economic Development Corp., Series 2001A Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 8/7/2012	16,000,000
10,330,000	[1,2]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DB-433), (GTD by Deutsche Bank AG), 0.210%, 8/2/2012	10,330,000
3,215,000		Miller, James & Deborah, Series 1997, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 8/7/2012	3,215,000
3,000,000		Nassau County, NY IDA, Brush Hollow Project, Series 2006-A, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 8/2/2012	3,000,000
6,845,000		New York City Housing Development Corp., Series 2009 A2, (RBS Citizens Bank N.A. LOC), 0.200%, 8/1/2012	6,845,000
Annual Shareholder Report
6

Principal Amount			Value
		Notes - Variable—continued[3]
		Finance - Banking—continued
$50,500,000		New York City Housing Development Corp., Series 2009-A1, (RBS Citizens Bank N.A. LOC), 0.190%, 8/1/2012	$50,500,000
31,085,000		New York City Housing Development Corp., Series 2010-A2, (RBS Citizens Bank N.A. LOC), 0.200%, 8/1/2012	31,085,000
53,800,000	[1,2]	Nuveen Michigan Premium Income Municipal Fund, Inc., Variable Rate MuniFund Term Preferred Shares, Weekly VRDPs (Series 2014), 0.220%, 8/2/2012	53,800,000
22,000,000		Ohio HFA, (Series M), 0.240%, 8/1/2012	22,000,000
15,125,000		PA SPE LLC, Series 2009 A, (BMO Harris Bank, N.A. LOC), 0.230%, 8/2/2012	15,125,000
19,210,000		Pinellas County, FL Health Facility Authority, (Series 2004), (SunTrust Bank LOC), 0.270%, 8/1/2012	19,210,000
8,265,000		Reno, NV Capital Improvement Revenue Bonds, (Series 2005A), (Bank of America N.A. LOC), 0.230%, 8/2/2012	8,265,000
3,950,000		River Road Marietta LP, Series 2006, (Fulton Bank LOC), 1.700%, 8/2/2012	3,950,000
23,350,000		Saber Management, LLC, (RBS Citizens Bank N.A. LOC), 0.300%, 8/2/2012	23,350,000
5,490,000		Silvio Properties, LLC, Series 2007, (Fifth Third Bank, Cincinnati LOC), 0.300%, 8/2/2012	5,490,000
16,570,000		Southeastern California Conference of Seventh-Day Adventists, Series 2008, (Bank of America N.A. LOC), 0.240%, 8/2/2012	16,570,000
7,795,000		Team Rahal, Inc., Series 2002, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.600%, 8/3/2012	7,795,000
6,870,000		Urban Campus Environments LLC, Series 2006, (Wells Fargo Bank, N.A. LOC), 0.210%, 8/2/2012	6,870,000
7,305,000		WCN Properties, Inc., Series 2, (Fulton Bank LOC), 1.700%, 8/2/2012	7,305,000
230,000		Wellborn Forest Products, Inc., (Compass Bank, Birmingham LOC), 2.000%, 8/2/2012	230,000
5,350,000		West Shore Country Club, Series 2000, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 8/3/2012	5,350,000
4,185,000		Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.600%, 8/1/2012	4,185,000
6,695,000		Yonkers, NY IDA, JME Associates, LLC Series 2006, (TD Bank, N.A. LOC), 0.240%, 8/2/2012	6,695,000
2,500,000		York County, PA IDA, Series 2003-B, (Assured Guaranty Municipal Corp. INS), 2.550%, 8/2/2012	2,500,000
		TOTAL	1,010,304,000
		Finance - Retail—0.6%
43,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 0.797%, 8/15/2012	43,000,000
Annual Shareholder Report
7

Principal Amount			Value
		Notes - Variable—continued[3]
		Government Agency—0.6%
$15,700,000		Aquarium Parking Deck, LLC, Series 2005, (FHLB of Atlanta LOC), 0.220%, 8/1/2012	$15,700,000
8,565,000		Frogtown LLC, Series 2004, (FHLB of Cincinnati LOC), 0.450%, 8/2/2012	8,565,000
12,740,000		Mississippi Business Finance Corp., (Series 2008), (FHLB of Atlanta LOC), 0.160%, 8/2/2012	12,740,000
		TOTAL	37,005,000
		Municipal—0.2%
10,430,000	[1,2]	Denton, TX ISD, SPEARs (Series DB-513), (GTD by Texas PSFG Program), 0.190%, 8/2/2012	10,430,000
		TOTAL NOTES - VARIABLE	1,113,239,000
		Variable Medium Term Note—2.3%
		Finance - Banking—2.3%
150,000,000	[1,2,3]	Svenska Handelsbanken, Stockholm, 0.566%, 8/17/2012	150,000,000
		U.S. Treasury Note—1.1%
		U.S. Treasury Note—1.1%
70,000,000		United States Treasury, 1.750%, 4/15/2013	70,740,671
		Repurchase Agreements—4.6%
1,480,000		Interest in $4,080,000,000 joint repurchase agreement 0.19%, dated 7/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,080,021,533 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,186,963,804.	1,480,000
300,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.19%, dated 7/31/2012 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $1,000,005,278 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/15/2047 and the market value of those underlying securities was $1,020,433,214.	300,000,000
		TOTAL REPURCHASE AGREEMENTS	301,480,000
		TOTAL INVESTMENTS—99.9% (AT AMORTIZED COST)[5]	6,540,091,613
		OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	3,546,303
		TOTAL NET ASSETS—100%	$6,543,637,916
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2012, these restricted securities amounted to $1,501,722,288, which represented 22.9% of total net assets.
Annual Shareholder Report
8

2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2012, these liquid restricted securities amounted to $1,501,722,288, which represented 22.9% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2012.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
INS	—Insured
ISD	—Independent School District
LOC	—Letter of Credit
PSFG	—Permanent School Fund Guarantee
PUTTERs	—Puttable Tax-Exempt Receipts
SPEARs	—Short Puttable Exempt Adjustable Receipts
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.002	0.002	0.017	0.040
Net realized gain (loss) on investments	0.000[1]	0.000[1]	(0.000)[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.002	0.002	0.017	0.040
Less Distributions:
Distributions from net investment income	(0.002)	(0.002)	(0.002)	(0.017)	(0.040)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.20%	0.20%	0.24%	1.73%	4.09%
Ratios to Average Net Assets:
Net expenses	0.20%	0.20%	0.20%	0.22%	0.17%
Net investment income	0.20%	0.20%	0.25%	1.66%	4.13%
Expense waiver/reimbursement[3]	0.08%	0.09%	0.09%	0.11%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,994,520	$6,333,286	$6,423,716	$8,831,803	$7,344,142
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.015	0.038
Net realized gain (loss) on investments	0.000[1]	0.000[1]	(0.000)[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.015	0.038
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.015)	(0.038)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.04%	1.48%	3.83%
Ratios to Average Net Assets:
Net expenses	0.39%	0.40%	0.41%	0.47%	0.42%
Net investment income	0.01%	0.01%	0.05%	1.49%	3.74%
Expense waiver/reimbursement[3]	0.15%	0.14%	0.13%	0.11%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,001,793	$989,380	$1,052,627	$2,138,614	$2,319,962
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.001	0.001	0.016	0.039
Net realized gain (loss) on investments	0.000[1]	0.000[1]	(0.000)[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.001	0.001	0.016	0.039
Less Distributions:
Distributions from net investment income	(0.001)	(0.001)	(0.001)	(0.016)	(0.039)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.10%	0.10%	0.14%	1.64%	3.99%
Ratios to Average Net Assets:
Net expenses	0.30%	0.30%	0.30%	0.30%	0.27%
Net investment income	0.10%	0.10%	0.16%	1.89%	3.70%
Expense waiver/reimbursement[3]	0.08%	0.09%	0.09%	0.11%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$547,326	$549,187	$662,048	$1,162,306	$4,799,985
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
July 31, 2012
Assets:
Total investment in securities, at amortized cost and fair value		$6,540,091,613
Cash		3,299,035
Income receivable		4,341,366
TOTAL ASSETS		6,547,732,014
Liabilities:
Payable for investments purchased	$3,299,199
Payable for shares redeemed	116,936
Income distribution payable	364,038
Payable for Directors'/Trustees' fees	7,090
Payable for shareholder services fee (Note 5)	189,611
Accrued expenses	117,224
TOTAL LIABILITIES		4,094,098
Net assets for 6,543,637,301 shares outstanding		$6,543,637,916
Net Assets Consist of:
Paid-in capital		$6,543,637,301
Accumulated net realized gain on investments		10,308
Distributions in excess of net investment income		(9,693)
TOTAL NET ASSETS		$6,543,637,916
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$4,994,519,542 ÷ 4,994,518,314 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$1,001,792,619 ÷ 1,001,793,030 shares outstanding, no par value, unlimited shares authorized		$1.00
Capital Shares:
$547,325,755 ÷ 547,325,957 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Year Ended July 31, 2012
Investment Income:
Interest			$29,631,900
Expenses:
Investment adviser fee (Note 5)		$14,702,404
Administrative fee (Note 5)		5,735,371
Custodian fees		298,636
Transfer and dividend disbursing agent fees and expenses		78,361
Directors'/Trustees' fees		43,760
Auditing fees		21,000
Legal fees		7,833
Portfolio accounting fees		186,513
Shareholder services fee (Note 5)		2,579,295
Account administration fee (Note 2)		356,372
Share registration costs		119,356
Printing and postage		29,930
Insurance premiums		18,363
Miscellaneous		36,719
TOTAL EXPENSES		24,213,913
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(6,074,526)
Waiver of administrative fee	(141,106)
Waiver of shareholder services fee	(504,259)
Reimbursement of shareholder services fee	(98,442)
TOTAL WAIVERS AND REIMBURSEMENT		(6,818,333)
Net expenses			17,395,580
Net investment income			12,236,320
Net realized gain on investments			48,617
Change in net assets resulting from operations			$12,284,937
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended July 31	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,236,320	$14,083,188
Net realized gain on investments	48,617	11,667
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	12,284,937	14,094,855
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(11,645,733)	(13,303,686)
Service Shares	(97,999)	(108,507)
Capital Shares	(500,192)	(678,688)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,243,924)	(14,090,881)
Share Transactions:
Proceeds from sale of shares	65,112,987,626	62,377,551,032
Net asset value of shares issued to shareholders in payment of distributions declared	7,444,136	9,521,945
Cost of shares redeemed	(66,448,687,714)	(62,653,615,556)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,328,255,952)	(266,542,579)
Change in net assets	(1,328,214,939)	(266,538,605)
Net Assets:
Beginning of period	7,871,852,855	8,138,391,460
End of period (including distributions in excess of net investment income of $(9,693) and $(2,089), respectively)	$6,543,637,916	$7,871,852,855
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
July 31, 2012
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Prime Value Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) or an affiliated adviser, and others to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase
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agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares and Capital Shares may bear shareholder services fees and account administration fees unique to those classes. For the year ended July 31, 2012, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Service Shares	$320,638
Capital Shares	35,734
TOTAL	$356,372
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective interest rate method.
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2012		2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	60,407,351,721	$60,407,351,721	56,574,777,537	$56,574,777,537
Shares issued to shareholders in payment of distributions declared	7,033,879	7,033,879	8,934,881	8,934,881
Shares redeemed	(61,752,817,740)	(61,752,817,740)	(56,674,150,928)	(56,674,150,928)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,338,432,140)	$(1,338,432,140)	(90,438,510)	$(90,438,510)
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Year Ended July 31	2012		2011
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,667,880,153	$2,667,880,153	2,374,811,915	$2,374,811,915
Shares issued to shareholders in payment of distributions declared	64,742	64,742	77,614	77,614
Shares redeemed	(2,655,834,793)	(2,655,834,793)	(2,438,136,094)	(2,438,136,094)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	12,110,102	$12,110,102	(63,246,565)	$(63,246,565)
Year Ended July 31	2012		2011
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,037,755,752	$2,037,755,752	3,427,961,580	$3,427,961,580
Shares issued to shareholders in payment of distributions declared	345,515	345,515	509,450	509,450
Shares redeemed	(2,040,035,181)	(2,040,035,181)	(3,541,328,534)	(3,541,328,534)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,933,914)	$(1,933,914)	(112,857,504)	$(112,857,504)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,328,255,952)	$(1,328,255,952)	(266,542,579)	$(266,542,579)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2012 and 2011, was as follows:
	2012	2011
Ordinary income	$12,243,924	$14,090,881
As of July 31, 2012, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[1]	$615
1	For tax purposes, short-term capital gains are treated as ordinary income for distribution purposes.

The Fund used capital loss carryforwards of $38,309 to offset capital gains realized during the year ended July 31, 2012.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2012, the Adviser voluntarily waived $6,074,526 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $141,106 of its fee.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares and Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2012, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed	Service Fees Waived by Unaffiliated Third Parties
Service Shares	$2,129,366	$(98,102)	$(504,259)
Capital Shares	449,929	(340)	—
TOTAL	$2,579,295	$(98,442)	$(504,259)
For the year ended July 31, 2012, FSSC did not receive any fees paid by the Fund. For the year ended July 31, 2012, the Fund's Institutional Shares did not incur a Service Fee.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and reimbursements) will not exceed 0.20%, 0.45% and 0.30% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”):
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(a) October 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $156,045,000 and $40,190,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be directly of indirectly comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2012, there were no outstanding loans. During the year ended July 31, 2012, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from or lend money to, other participating affiliated funds. As of July 31, 2012, there were no outstanding loans. During the year ended July 31, 2012, the program was not utilized.
9. SUBSEQUENT EVENTS
On August 15, 2012, the Trustees approved the elimination of minimum administrative personnel and services fees effective September 1, 2012. Prior to this date, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares.
Additionally, in accordance with a plan of reorganization approved by the Trustees, the transfer of assets from the Fifth Third Prime Money Market Fund, a portfolio of Fifth Third Funds, into the Fund occurred after the close of business on September 7, 2012.
Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES the MONEY MARKET OBLIGATIONS TRUST AND THE SHAREHOLDERS OF FEDERATED PRIME VALUE OBLIGATIONS FUND:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Prime Value Obligations Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2012 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Prime Value Obligations Fund as of July 31, 2012, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 24, 2012
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2012 to July 31, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2012	Ending Account Value 7/31/2012	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,001.10	$1.00
Service Shares	$1,000	$1,000.00	$2.04[2]
Capital Shares	$1,000	$1,000.60	$1.49
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.87	$1.01
Service Shares	$1,000	$1,022.82	$2.06[2]
Capital Shares	$1,000	$1,023.37	$1.51
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.20%
Service Shares	0.41%
Capital Shares	0.30%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.24 and $2.26, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Trust comprised 36 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Began serving: May 2004	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since November 1996. Ms. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Paige M. Wilhelm Birth Date: May 28, 1962 Vice President Began serving: August 2006	Principal Occupations: Paige M. Wilhelm has been the Fund's Portfolio Manager since April 1997. She is Vice President of the Trust with respect to the Fund. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.
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Evaluation and Approval of Advisory Contract–May 2012
FEDERATED PRIME VALUE OBLIGATIONS FUND (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
For the one-year period covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be
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competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
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The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Prime Value Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N583
CUSIP 60934N575
CUSIP 60934N567
Q450527 (9/12)
Federated is a registered trademark of Federated Investors, Inc.
2012 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2012
Share Class	Ticker
Institutional	TBIXX

Federated Tax-Free Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2012, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	75.6%
Municipal Notes	19.2%
Commercial Paper	5.1%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
At July 31, 2012, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	79.7%
8-30 Days	5.3%
31-90 Days	3.6%
91-180 Days	3.7%
181 Days or more	7.6%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
July 31, 2012
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.9%[1,2]
		Alabama—4.3%
$5,100,000		Alabama HFA MFH, (2000 Series A:Turtle Lake) Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC), 0.150%, 8/2/2012	$5,100,000
4,000,000	[3,4]	Alabama Special Care Facilities Financing Authority of Birmingham, Solar Eclipse (Series 2007-0046) Weekly VRDNs (Ascension Health Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.140%, 8/2/2012	4,000,000
2,000,000	[3,4]	Birmingham, AL Waterworks & Sewer Board, Floater Certificates (Series 2008-2707) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.230%, 8/2/2012	2,000,000
14,170,000		Birmingham-St. Martin's, AL Special Care Facilities Financing Authority, (Series 2007) Weekly VRDNs (St. Martin's In The Pines)/(FHLB of Atlanta LOC), 0.170%, 8/2/2012	14,170,000
4,000,000		Daphne-Villa Mercy, AL Special Care Facilities Financing Authority, (Series 1997) Weekly VRDNs (Mercy Medical Center)/(Bank of America N.A. LOC), 0.200%, 8/1/2012	4,000,000
26,400,000		Mobile County, AL IDA Gulf Opportunity Zone, (Series 2011) Weekly VRDNs (SSAB Alabama, Inc.)/(Svenska Handelsbanken, Stockholm LOC), 0.220%, 8/2/2012	26,400,000
79,560,000		Mobile County, AL IDA, (Series 2010A: Recovery Zone Facility) Weekly VRDNs (SSAB Alabama, Inc.)/(Svenska Handelsbanken, Stockholm LOC), 0.220%, 8/2/2012	79,560,000
12,000,000		Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama Power Co.), 0.190%, 8/2/2012	12,000,000
31,455,000		Mobile, AL IDB, PCR (Series 2008: Gulf Opportunity Zone Bond), 0.75% TOBs (Alabama Power Co.), Mandatory Tender 8/22/2012	31,455,000
28,850,000		Parrish, AL IDB, PCR (Series 1994A) Daily VRDNs (Alabama Power Co.), 0.170%, 8/1/2012	28,850,000
21,000,000		The Board of Trustees of the University of Alabama, (Series 2012-C) Weekly VRDNs (University of Alabama at Birmingham)/(PNC Bank, N.A. LOC), 0.140%, 8/7/2012	21,000,000
18,750,000		Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.210%, 8/1/2012	18,750,000
9,100,000		Tuscaloosa County, AL IDA, (Series 2008C: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.210%, 8/1/2012	9,100,000
50,000,000		Tuscaloosa County, AL IDA, (Series 2011A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.210%, 8/1/2012	50,000,000
25,000,000		Tuscaloosa County, AL IDA, (Series 2011J: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.160%, 8/1/2012	25,000,000
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Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Alabama—continued
$10,000,000		Tuscaloosa County, AL IDA, (Series 2011K: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.160%, 8/1/2012	$10,000,000
10,475,000		Tuscaloosa County, AL Port Authority, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Tuscaloosa Riverfront Development, LLC)/(FHLB of Atlanta LOC), 0.190%, 8/2/2012	10,475,000
5,450,000	[3,4]	University of South Alabama, Solar Eclipse (Series 2007-0023) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.140%, 8/2/2012	5,450,000
1,175,000		Washington County, AL IDA, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Bay Gas Storage Company, Ltd.)/(UBS AG LOC), 0.170%, 8/1/2012	1,175,000
		TOTAL	358,485,000
		Arizona—1.1%
800,000		Arizona Health Facilities Authority, (Series 1994) Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 8/2/2012	800,000
3,200,000		Arizona Health Facilities Authority, (Series 2000) Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 8/2/2012	3,200,000
14,150,000		Arizona Health Facilities Authority, (Series 2005B) Weekly VRDNs (Catholic Healthcare West)/(JPMorgan Chase Bank, N.A. LOC), 0.160%, 8/1/2012	14,150,000
21,910,000	[3,4]	Arizona State, Stage Trust (Series 2011-9C), 0.27% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Mandatory Tender 10/25/2012	21,910,000
4,000,000		Maricopa County, AZ, IDA Solid Waste Disposal, (Series 2009) Weekly VRDNs (DC Paloma 2 LLC)/(CoBank, ACB LOC), 0.220%, 8/2/2012	4,000,000
4,765,000		Phoenix, AZ IDA, (Series 2008) Weekly VRDNs (Southwestern College of Phoenix)/(Comerica Bank LOC), 0.210%, 8/2/2012	4,765,000
7,845,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, Floater Certificate (Series 2008-3284) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.230%, 8/2/2012	7,845,000
10,135,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, ROCs (Series 12276) Weekly VRDNs (Citibank NA, New York LIQ), 0.180%, 8/2/2012	10,135,000
3,345,000		Sierra Vista, AZ IDA, (Series 2001A) Weekly VRDNs (Mountain Steppes Properties LLC)/(FNMA LOC), 0.150%, 8/2/2012	3,345,000
3,300,000		Sun Devil Energy Center LLC, AZ, (Series 2008) Weekly VRDNs (Arizona State University)/(Assured Guaranty Corp. INS)/(Royal Bank of Canada, Montreal LIQ), 0.410%, 8/1/2012	3,300,000
11,000,000		Yavapai County, AZ IDA—Recovery Zone Facility, (Series 2010: Drake Cement Project) Weekly VRDNs (Skanon Investments, Inc.)/(Citibank NA, New York LOC), 0.370%, 8/2/2012	11,000,000
Annual Shareholder Report
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Arizona—continued
$10,000,000		Yavapai County, AZ IDA Hospital Facilities, (Series 2008B) Weekly VRDNs (Northern Arizona Healthcare System, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.160%, 8/2/2012	$10,000,000
		TOTAL	94,450,000
		California—9.4%
10,050,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 1998) Weekly VRDNs (The Harker School Foundation)/(U.S. Bank, N.A. LOC), 0.160%, 8/1/2012	10,050,000
40,650,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Daily VRDNs (899 Charleston LLC)/(Bank of America N.A. LOC), 0.240%, 8/1/2012	40,650,000
4,500,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2008A) Weekly VRDNs (Eskaton Properties, Inc.)/(U.S. Bank, N.A. LOC), 0.150%, 8/2/2012	4,500,000
27,100,000		ABAG Finance Authority for Non-Profit Corporations, CA, Oshman Family JCC (Series 2007) Daily VRDNs (Albert L. Schultz Jewish Community Center)/(Bank of America N.A. LOC), 0.210%, 8/1/2012	27,100,000
17,000,000		California Health Facilities Financing Authority, (Series 2006E), 0.25% CP (Kaiser Permanente), Mandatory Tender 11/8/2012	17,000,000
10,000,000		California Health Facilities Financing Authority, (Series 2006E), 0.26% CP (Kaiser Permanente), Mandatory Tender 8/6/2012	10,000,000
10,000,000		California Health Facilities Financing Authority, (Series 2010B) Daily VRDNs (Childrens Hospital Los Angeles)/(Bank of America N.A. LOC), 0.200%, 8/1/2012	10,000,000
5,970,000		California Infrastructure & Economic Development Bank, (Series 2006) Weekly VRDNs (Le Lycee Francais de Los Angeles)/(U.S. Bank, N.A. LOC), 0.150%, 8/2/2012	5,970,000
10,000,000		California PCFA, (Series 2010) Weekly VRDNs (Athens Services)/(Wells Fargo Bank, N.A. LOC), 0.160%, 8/1/2012	10,000,000
20,300,000		California State, (Series 2005 A2-1) Weekly VRDNs (Barclays Bank PLC LOC), 0.170%, 8/1/2012	20,300,000
4,400,000		California Statewide CDA MFH, (2010 Series B: Mountain View Apartments) Weekly VRDNs (Beaumont CA Leased Housing Associates I, LP)/(FHLMC LOC), 0.160%, 8/2/2012	4,400,000
44,400,000	[3,4]	California Statewide CDA MFH, PUTTERs (Series 2680) Weekly VRDNs (Irvine Apartment Communities LP)/(JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.230%, 8/2/2012	44,400,000
11,000,000		California Statewide CDA, (Series 2003D) Weekly VRDNs (Kaiser Permanente), 0.140%, 8/1/2012	11,000,000
17,045,000		California Statewide CDA, (Series 2004E), 0.25% CP (Kaiser Permanente), Mandatory Tender 1/11/2013	17,045,000
6,500,000		California Statewide CDA, (Series 2005A: Sweetwater Union High School District) Weekly VRDNs (Plan Nine Partners LLC)/(Union Bank, N.A. LOC), 0.190%, 8/2/2012	6,500,000
Annual Shareholder Report
4

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$22,910,000		California Statewide CDA, (Series 2007) Weekly VRDNs (House Ear Institute)/(FHLB of San Francisco LOC), 0.160%, 8/2/2012	$22,910,000
7,830,000		California Statewide CDA, (Series 2008) Weekly VRDNs (Penny Lane Centers)/(U.S. Bank, N.A. LOC), 0.160%, 8/2/2012	7,830,000
30,000,000		California Statewide CDA, (Series 2008B), 0.25% CP (Kaiser Permanente), Mandatory Tender 12/10/2012	30,000,000
18,000,000		California Statewide CDA, (Series 2009 C-3) Weekly VRDNs (Kaiser Permanente), 0.140%, 8/1/2012	18,000,000
6,500,000		California Statewide CDA, Gas Supply Variable Rate Revenue Bonds (Series 2010) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.140%, 8/2/2012	6,500,000
15,000,000	[3,4]	East Side Union High School District, CA, Stage Trust (Series 2012-17C), 0.30% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 1/17/2013	15,000,000
5,105,000		Elsinore Valley, CA Water and Sewer Facilities Corp., (Series 2011A) Weekly VRDNs (Elsinore Valley, CA Municipal Water District)/(Union Bank, N.A. LOC), 0.150%, 8/1/2012	5,105,000
27,590,000	[3,4]	Grossmont, CA Healthcare District, SPEARs (Series DBE-345) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.210%, 8/2/2012	27,590,000
10,520,000	[3,4]	Grossmont, CA Union High School District, SPEARs (Series DBE-649), 0.30% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 9/27/2012	10,520,000
14,000,000	[3,4]	Los Angeles, CA CCD, ROCs (Series 11728) Weekly VRDNs (Citibank NA, New York LIQ), 0.150%, 8/2/2012	14,000,000
100,000,000		Los Angeles, CA USDT, (Series A), 2.00% TRANs, 8/1/2012	100,000,000
4,835,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-E) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.150%, 8/2/2012	4,835,000
12,000,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-H) Weekly VRDNs (Bank of America N.A. LOC), 0.250%, 8/2/2012	12,000,000
28,295,000		Los Angeles, CA, (Series C), 2.00% TRANs, 4/25/2013	28,666,726
55,000,000		Los Angeles, CA, (Series D), 2.00% TRANs, 5/30/2013	55,814,095
67,000,000		Los Angeles, CA, (Series E), 2.00% TRANs, 6/27/2013	68,075,350
10,125,000	[3,4]	Orange County, CA Sanitation District, ROCs (Series 11738) Weekly VRDNs (Citibank NA, New York LIQ), 0.150%, 8/2/2012	10,125,000
9,045,000		Riverside County, CA Transportation Commission, (2009 Series C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.150%, 8/2/2012	9,045,000
41,700,000		San Francisco, CA City & County Airport Commission, Second Series (Issue 36A) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.150%, 8/1/2012	41,700,000
10,000,000	[3,4]	Santa Clara County, CA, Stage Trust (Series 2009-19C) Weekly VRDNs (Wells Fargo & Co. LIQ), 0.180%, 8/2/2012	10,000,000
Annual Shareholder Report
5

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$9,350,000		Santa Clara County-El Comino Hospital District Hospital Facilities Authority, CA, (1985 Series A: Valley Medical Center) Weekly VRDNs (Santa Clara County, CA)/(State Street Bank and Trust Co. LOC), 0.140%, 8/7/2012	$9,350,000
9,900,000		Santa Clara County-El Comino Hospital District Hospital Facilities Authority, CA, (1985 Series B: Valley Medical Center) Weekly VRDNs (Santa Clara County, CA)/(State Street Bank and Trust Co. LOC), 0.140%, 8/7/2012	9,900,000
20,000,000		Torrance, CA, 1.00% TRANs, 7/4/2013	20,138,133
		TOTAL	776,019,304
		Colorado—0.8%
3,435,000		Base Village, CO Metropolitan District No. 2, (Series 2008A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.160%, 8/2/2012	3,435,000
1,630,000		Colorado Health Facilities Authority, (Series 1998c-1) Weekly VRDNs (Developmental Disabilities Center)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 8/2/2012	1,630,000
8,625,000		Commerce City, CO Northern Infrastructure General Improvement District, (Series 2008) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.160%, 8/2/2012	8,625,000
11,165,000		Denver Urban Renewal Authority, Stapleton Senior Tax Increment Revenue Bonds (Series 2008A-2) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.160%, 8/2/2012	11,165,000
16,915,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-493) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.190%, 8/2/2012	16,915,000
9,250,000		Traer Creek Metropolitan District, CO, (Series 2002) Weekly VRDNs (BNP Paribas SA LOC), 1.060%, 8/1/2012	9,250,000
15,800,000		Traer Creek Metropolitan District, CO, (Series 2004) Weekly VRDNs (BNP Paribas SA LOC), 1.060%, 8/1/2012	15,800,000
		TOTAL	66,820,000
		Connecticut—0.2%
14,000,000	[3,4]	Connecticut State Health & Educational Facilities, Eagles (Series 720053031) Weekly VRDNs (Yale University)/(Citibank NA, New York LIQ), 0.150%, 8/2/2012	14,000,000
		District of Columbia—3.5%
4,045,000		District of Columbia Revenue, (Series 1999) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.200%, 8/3/2012	4,045,000
4,730,000		District of Columbia Revenue, (Series 2006) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.170%, 8/2/2012	4,730,000
6,850,000		District of Columbia Revenue, (Series 2007) Weekly VRDNs (American Educational Research Association)/(Wells Fargo Bank, N.A. LOC), 0.280%, 8/2/2012	6,850,000
Annual Shareholder Report
6

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		District of Columbia—continued
$51,380,000		District of Columbia Revenue, (Series 2007) Weekly VRDNs (Council of Foreign Relations, Inc.)/(Bank of America N.A. LOC), 0.260%, 8/2/2012	$51,380,000
25,325,000		District of Columbia Revenue, (Series 2008A), 0.24% CP (National Academy of Sciences)/(Bank of America N.A. LOC), Mandatory Tender 8/7/2012	25,325,000
4,000,000		District of Columbia Revenue, (Series 2009) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.170%, 8/2/2012	4,000,000
63,740,000	[3,4]	District of Columbia Water & Sewer Authority, PUTTERs (Series 4199) Daily VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.180%, 8/1/2012	63,740,000
12,655,000	[3,4]	District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2007-0056), 0.30% TOBs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC) Mandatory Tender 10/1/2012	12,655,000
14,210,000	[3,4]	District of Columbia Water & Sewer Authority, Stage Trust (Series 2008-21C), 0.27% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Mandatory Tender 10/25/2012	14,210,000
25,120,000		District of Columbia, (Series 2009A), 0.24% CP (National Academy of Sciences)/(Bank of America N.A. LOC), Mandatory Tender 8/7/2012	25,120,000
54,075,000	[3,4]	District of Columbia, PUTTERs (Series 4198) Daily VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.180%, 8/1/2012	54,075,000
26,665,000	[3,4]	Washington, DC Convention Center Authority, Floater Certificates (Series 2006-1606) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.230%, 8/2/2012	26,665,000
		TOTAL	292,795,000
		Florida—8.2%
33,000,000		Alachua County, FL Health Facilities Authority, (Series 2008A), 0.25% CP (Shands Healthcare)/(Bank of America N.A. LOC), Mandatory Tender 8/7/2012	33,000,000
50,000,000		Alachua County, FL Health Facilities Authority, (Series 2008B), 0.25% CP (Shands Healthcare)/(Bank of America N.A. LOC), Mandatory Tender 8/7/2012	50,000,000
30,000,000		Broward County, FL School District, COP (Series 2004D) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.400%, 8/2/2012	30,000,000
28,375,000	[3,4]	Broward County, FL, Clipper Floater Certificates (Series 2009-55) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.180%, 8/2/2012	28,375,000
1,500,000		Capital Trust Agency, FL, (Series 2008A) Weekly VRDNs (Atlantic Housing Foundation Properties)/(FNMA LOC), 0.150%, 8/2/2012	1,500,000
18,000,000	[3,4]	Clipper Tax-Exempt Trust (Florida Non-AMT) (Series 2009-83) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.150%, 8/2/2012	18,000,000
Annual Shareholder Report
7

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Florida—continued
$4,250,000		Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 0.160%, 8/1/2012	$4,250,000
15,800,000	[3,4]	Florida State Board of Education, P-FLOATs (Series PZ-198) Weekly VRDNs (Florida State)/(Wells Fargo Bank, N.A. LIQ), 0.170%, 8/2/2012	15,800,000
20,000,000		Florida State Municipal Power Agency, (Series 2008C) Daily VRDNs (Bank of America N.A. LOC), 0.180%, 8/1/2012	20,000,000
4,705,000	[3,4]	Florida State, MERLOTS (Series 2008-C7) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.180%, 8/1/2012	4,705,000
40,000,000		JEA, FL Electric System, (Series Three 2008B-3) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.140%, 8/1/2012	40,000,000
5,800,000		Miami-Dade County, FL IDA, (Series 2000) Weekly VRDNs (Gulliver Schools)/(Bank of America N.A. LOC), 0.290%, 8/2/2012	5,800,000
3,550,000		Orange County, FL IDA, (Series 2005) Weekly VRDNs (Christian Prison Ministry, Inc.)/(Branch Banking & Trust Co. LOC), 0.170%, 8/2/2012	3,550,000
41,280,000	[3,4]	Orange County, FL, Health Facilities Authority, SPEARs (Series DBE-1071) Weekly VRDNs (Orlando Health, Inc.)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.190%, 8/2/2012	41,280,000
113,750,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0081) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.160%, 8/2/2012	113,750,000
22,600,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0145) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.160%, 8/2/2012	22,600,000
1,300,000		Palm Beach County, FL, Refunding Revenue Bonds Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 0.220%, 8/1/2012	1,300,000
10,000,000		Pinellas County, FL Health Facility Authority, (Series 2009A-2) Weekly VRDNs (Baycare Health System)/(Northern Trust Co., Chicago, IL LOC), 0.140%, 8/2/2012	10,000,000
144,510,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.180%, 8/1/2012	144,510,000
7,000,000		Sunshine State Governmental Finance Commission, FL, (Series 2011C) Weekly VRDNs (Miami-Dade County, FL)/(JPMorgan Chase Bank, N.A. LOC), 0.160%, 8/2/2012	7,000,000
10,000,000		Tampa, FL, (Baycare Health System), Health System Revenue Bonds MVRENs (Series 2012B), 0.250%, 8/2/2012	10,000,000
74,990,000		West Palm Beach, FL, Utility System Variable Rate Revenue Bonds (Series 2008C) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.310%, 8/1/2012	74,990,000
		TOTAL	680,410,000
		Georgia—3.8%
14,330,000		Bartow County, GA Development Authority, (Series 2010) Weekly VRDNs (VMC Specialty Alloys LLC)/(Comerica Bank LOC), 0.150%, 8/2/2012	14,330,000
Annual Shareholder Report
8

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Georgia—continued
$6,210,000		Cobb County, GA Development Authority, (Series 2003) Weekly VRDNs (Young Men's Christian Association of Cobb County, GA, Inc.)/(Branch Banking & Trust Co. LOC), 0.170%, 8/2/2012	$6,210,000
10,000,000		Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Lumpkin Park Partners, Ltd.)/(FHLMC LOC), 0.200%, 8/2/2012	10,000,000
1,975,000		Columbus, GA Development Authority, (Series 2009) Weekly VRDNs (Foundation Properties, Inc.)/(FHLB of Atlanta LOC), 0.210%, 8/2/2012	1,975,000
2,000,000		DeKalb County, GA Development Authority, (Series 2007) Weekly VRDNs (Sophia Academy, Inc.)/(FHLB of Atlanta LOC), 0.210%, 8/2/2012	2,000,000
29,000,000		DeKalb County, GA School District, (Series 2012), 0.95% TANs, 12/28/2012	29,046,790
67,000,000		DeKalb County, GA, 1.00% TANs, 12/28/2012	67,171,076
1,800,000		Fulton County, GA Development Authority, (Series 2001) Weekly VRDNs (Alpharetta Christian Academy, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.280%, 8/2/2012	1,800,000
6,990,000		Fulton County, GA Development Authority, (Series 2006) Weekly VRDNs (The Weber School, Inc.)/(Branch Banking & Trust Co. LOC), 0.170%, 8/2/2012	6,990,000
3,755,000		Fulton County, GA Development Authority, (Series 2007) Weekly VRDNs (First Montessori School of Atlanta, Inc.)/(Branch Banking & Trust Co. LOC), 0.170%, 8/2/2012	3,755,000
53,615,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thuringen LIQ), 0.240%, 8/1/2012	53,615,000
3,700,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Pace Academy, Inc.)/(Bank of America N.A. LOC), 0.250%, 8/2/2012	3,700,000
3,145,000		Georgia Ports Authority, (Series 2007) Weekly VRDNs (Garden City Terminal)/(Branch Banking & Trust Co. LOC), 0.160%, 8/1/2012	3,145,000
5,740,000	[3,4]	Georgia State, GS Trust (Series 2006-85TP) Weekly VRDNs (Wells Fargo & Co. LIQ), 0.150%, 8/2/2012	5,740,000
6,050,000		Glynn-Brunswick, GA Hospital Authority, (Series 2008) Weekly VRDNs (Southeast Georgia Health System, Inc.)/(Branch Banking & Trust Co. LOC), 0.170%, 8/2/2012	6,050,000
67,890,000		Main Street Gas, Inc., (Series 2010A) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.150%, 8/2/2012	67,890,000
13,750,000		Paulding County, GA Hospital Authority, (Series 2012B) Weekly VRDNs (Wellstar Health System, Inc.)/(Northern Trust Co., Chicago, IL LOC), 0.160%, 8/1/2012	13,750,000
11,890,000		Richmond County, GA Development Authority, (Series 2008B) Weekly VRDNs (MCG Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.170%, 8/1/2012	11,890,000
Annual Shareholder Report
9

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Georgia—continued
$2,850,000		Roswell, GA Housing Authority, MFH Refunding Revenue Bonds (Series 1988A) Weekly VRDNs (Belcourt Ltd.)/(Northern Trust Co., Chicago, IL LOC), 0.160%, 8/1/2012	$2,850,000
1,900,000		Savannah, GA EDA, (Series 2007) Weekly VRDNs (Savannah Country Day School)/(Branch Banking & Trust Co. LOC), 0.170%, 8/2/2012	1,900,000
		TOTAL	313,807,866
		Hawaii—0.4%
25,000,000		Hawaii State Department of Budget & Finance, (Series 2004B-1) Weekly VRDNs (Hawaii Pacific Health)/(JPMorgan Chase Bank, N.A. LOC), 0.170%, 8/1/2012	25,000,000
10,355,000	[3,4]	University of Hawaii, Stage Trust (Series 2008-11C), 0.27% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 10/25/2012	10,355,000
		TOTAL	35,355,000
		Illinois—8.3%
12,410,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 2006) Weekly VRDNs (Covey at Fox Valley Apartments)/(FNMA LOC), 0.150%, 8/2/2012	12,410,000
29,085,000		Canton, IL, (Series 2009) Weekly VRDNs (Graham Hospital Association)/(BMO Harris Bank, N.A. LOC), 0.170%, 8/2/2012	29,085,000
40,705,000	[3,4]	Chicago, IL Board of Education, MERLOTS (Series 2008-C6) Weekly VRDNs (Assured Guaranty Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.180%, 8/1/2012	40,705,000
17,975,000	[3,4]	Chicago, IL Board of Education, SPEARs (Series DB-316) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.210%, 8/2/2012	17,975,000
21,059,000	[3,4]	Chicago, IL Board of Education, SPEARs (Series DBE-653) Weekly VRDNs (Deutsche Bank AG LIQ), 0.190%, 8/2/2012	21,059,000
8,525,000		Chicago, IL Midway Airport, Second Lien Revenue Bonds (Series 2004D) Weekly VRDNs (Bank of Montreal LOC), 0.160%, 8/2/2012	8,525,000
17,000,000	[3,4]	Chicago, IL Water Revenue, Clippers (Series 2012-1A) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.180%, 8/2/2012	17,000,000
19,435,000	[3,4]	Chicago, IL, SPEARs (Series DBE-308) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.210%, 8/2/2012	19,435,000
5,100,000		Cook County, IL, (Series 2002 B) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.280%, 8/1/2012	5,100,000
9,455,000		Freeport, IL, (Series 2001) Weekly VRDNs (Freeport Regional Health Care Foundation)/(U.S. Bank, N.A. LOC), 0.200%, 8/2/2012	9,455,000
750,000		Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Ada S. McKInley Community Services, Inc.)/(BMO Harris Bank, N.A. LOC), 0.370%, 8/2/2012	750,000
23,600,000		Illinois Development Finance Authority Weekly VRDNs (Chicago Theatre Group, Inc.)/(JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LOCs), 0.170%, 8/1/2012	23,600,000
Annual Shareholder Report
10

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Illinois—continued
$5,000,000		Illinois Development Finance Authority, (Series 2002) Weekly VRDNs (St. Ignatius College Prep.)/(PNC Bank, N.A. LOC), 0.170%, 8/1/2012	$5,000,000
7,000,000		Illinois Finance Authority, (Advocate Health Care Network), Revenue Bonds MVRENs (Series 2011B), 0.270%, 8/2/2012	7,000,000
15,000,000		Illinois Finance Authority, (Series 1999 C) Weekly VRDNs (Resurrection Health Care Corp.)/(Barclays Bank PLC LOC), 0.160%, 8/2/2012	15,000,000
4,005,000		Illinois Finance Authority, (Series 2004) Weekly VRDNs (Riverside Health Systems, IL)/(JPMorgan Chase Bank, N.A. LOC), 0.180%, 8/1/2012	4,005,000
38,695,000		Illinois Finance Authority, (Series 2007E) Weekly VRDNs (OSF Health Care Systems)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.380%, 8/1/2012	38,695,000
4,755,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Clearbrook Corp.)/(BMO Harris Bank, N.A. LOC), 0.170%, 8/2/2012	4,755,000
62,700,000		Illinois Finance Authority, (Series 2008C) Weekly VRDNs (Elmhurst Memorial Healthcare)/(RBS Citizens Bank N.A. LOC), 0.300%, 8/1/2012	62,700,000
18,000,000		Illinois Finance Authority, (Series 2008C-1) Weekly VRDNs (Advocate Health Care Network)/(JPMorgan Chase Bank, N.A. LIQ), 0.180%, 8/1/2012	18,000,000
57,525,000		Illinois Finance Authority, (Series 2008C-2B) Weekly VRDNs (Advocate Health Care Network)/(JPMorgan Chase Bank, N.A. LIQ), 0.180%, 8/1/2012	57,525,000
14,750,000		Illinois Finance Authority, (Series 2009) Weekly VRDNs (Concordia University)/(FHLB of Chicago LOC), 0.160%, 8/2/2012	14,750,000
12,900,000		Illinois Finance Authority, (Series 2012) Weekly VRDNs (Illinois Wesleyan University)/(PNC Bank, N.A. LOC), 0.160%, 8/2/2012	12,900,000
9,885,000	[3,4]	Illinois Finance Authority, Stage Trust (Series 2009-9C) Weekly VRDNs (OSF Health Care Systems)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.180%, 8/2/2012	9,885,000
26,955,000	[3,4]	Illinois Finance Authority, Stage Trust (Series 2011-103C), 0.30% TOBs (Advocate Health Care Network)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 1/17/2013	26,955,000
3,900,000		Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program (Series 1985F) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.270%, 8/1/2012	3,900,000
27,305,000	[3,4]	Illinois Municipal Electric Agency, Solar Eclipse (Series 2006-0098), 0.30% TOBs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 10/18/2012	27,305,000
2,100,000		Illinois State Toll Highway Authority, (2007 Series A-2a) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.160%, 8/2/2012	2,100,000
8,000,000		Illinois State Unemployment Insurance Fund Building Receipts, 2.00% Bonds, 6/15/2013	8,119,385
Annual Shareholder Report
11

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Illinois—continued
$33,185,000	[3,4]	Illinois State, Stage Trust (Series 2011-47C) Weekly VRDNs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 0.180%, 8/2/2012	$33,185,000
6,515,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, MERLOTS (Series 2008-C26) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.280%, 8/1/2012	6,515,000
24,390,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DB-433) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.210%, 8/2/2012	24,390,000
18,780,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-442) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.190%, 8/2/2012	18,780,000
10,540,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-453), 0.30% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 9/27/2012	10,540,000
31,575,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-476) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.190%, 8/2/2012	31,575,000
13,170,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-607), 0.35% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 8/9/2012	13,170,000
9,495,000		Southwestern Illinois Development Authority, (Series 2010) Weekly VRDNs (Molinero, Inc.)/(BMO Harris Bank, N.A. LOC), 0.170%, 8/2/2012	9,495,000
17,000,000		Will & Kendall Counties, IL Community Consolidated School District No. 202, 1.00% TANs, 8/30/2012	17,008,715
		TOTAL	688,352,100
		Indiana—1.3%
2,235,000		Dekko Foundation Educational Facilities Tax Exempt Income Trust, (Series 1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.270%, 8/2/2012	2,235,000
12,000,000	[3,4]	Indiana State Finance Authority (Hospital Revenue Bonds), RBC Muni Trust (Series E-23) Weekly VRDNs (Indiana University Health Obligated Group)/(Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.150%, 8/2/2012	12,000,000
4,795,000		Indiana State Finance Authority, (Series 2009-C) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(BMO Harris Bank, N.A. LOC), 0.170%, 8/2/2012	4,795,000
3,325,000		Indiana State Finance Authority, (Series 2009A) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(BMO Harris Bank, N.A. LOC), 0.170%, 8/2/2012	3,325,000
4,665,000		Indiana State Finance Authority, (Series 2009B) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(BMO Harris Bank, N.A. LOC), 0.170%, 8/2/2012	4,665,000
Annual Shareholder Report
12

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Indiana—continued
$35,000,000	Indiana State Finance Authority, (Series 2012B) Weekly VRDNs (Ohio Valley Electric Corp.)/(Sumitomo Mitsui Banking Corp. LOC), 0.150%, 8/2/2012	$35,000,000
10,000,000	Indiana State Finance Authority, (Series 2012C) Weekly VRDNs (Ohio Valley Electric Corp.)/(Bank of Nova Scotia, Toronto LOC), 0.150%, 8/2/2012	10,000,000
6,500,000	Jasper County, IN EDA, (Series 2010C) Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.230%, 8/2/2012	6,500,000
19,130,000	St. Joseph County, IN Hospital Authority, Health System Revenue Refunding Bonds (Series 2008A) Weekly VRDNs (Memorial Health System, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.170%, 8/1/2012	19,130,000
895,000	St. Joseph County, IN Hospital Authority, Health System Revenue Refunding Bonds (Series 2008B) Weekly VRDNs (Memorial Health System, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.170%, 8/1/2012	895,000
10,190,000	Valparaiso, IN EDRB, (Series 2008) Weekly VRDNs (Pines Village Retirement Community, Inc.)/(Bank of America N.A. LOC), 0.250%, 8/2/2012	10,190,000
	TOTAL	108,735,000
	Iowa—1.1%
12,715,000	Iowa Finance Authority, (Series 2006) Weekly VRDNs (Unity Healthcare)/(Bank of America N.A. LOC), 0.330%, 8/2/2012	12,715,000
21,500,000	Iowa Finance Authority, Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs (Cargill, Inc.), 0.190%, 8/2/2012	21,500,000
13,900,000	Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Series 2011) Weekly VRDNs (Archer-Daniels-Midland Co.), 0.220%, 8/1/2012	13,900,000
40,000,000	Iowa Higher Education Loan Authority, (Series 2008) Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LIQ), 0.160%, 8/2/2012	40,000,000
	TOTAL	88,115,000
	Kansas—0.2%
5,000,000	Shawnee, KS, (Series 2008A) Weekly VRDNs (Pinegate West Associates LP)/(BMO Harris Bank, N.A. LOC), 0.160%, 8/2/2012	5,000,000
10,195,000	Unified Government of Wyandotte County/Kansas City, KS, (Series 1993) Weekly VRDNs (Wood View Apartments)/(FHLMC LOC), 0.150%, 8/2/2012	10,195,000
	TOTAL	15,195,000
	Kentucky—0.6%
20,080,000	Floyd County, KY, (Series 2007A) Weekly VRDNs (Highlands Regional Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.170%, 8/2/2012	20,080,000
16,000,000	Kentucky EDFA, (Catholic Health Initiatives), MVRENs (Series 2011B-2), 0.250%, 8/2/2012	16,000,000
Annual Shareholder Report
13

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Kentucky—continued
$13,000,000		Kentucky EDFA, (Catholic Health Initiatives), MVRENs (Series 2011B-3), 0.250%, 8/2/2012	$13,000,000
3,880,000		Williamstown, KY, (2008 Series A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.150%, 8/3/2012	3,880,000
		TOTAL	52,960,000
		Louisiana—2.9%
25,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.280%, 8/1/2012	25,000,000
14,210,000	[3,4]	Lafayette, LA, Stage Trust (Series 2012-14C), 0.30% TOBs (Lafayette Consolidated Government)/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LOC), Optional Tender 12/28/2012	14,210,000
4,000,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.200%, 8/1/2012	4,000,000
3,350,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Christ Episcopal Church in Covington)/(FHLB of Dallas LOC), 0.200%, 8/1/2012	3,350,000
23,040,000		Louisiana Local Government Environmental Facilities CDA, (Series 2007A) Weekly VRDNs (St. James Place of Baton Rouge)/(Bank of America N.A. LOC), 0.330%, 8/2/2012	23,040,000
21,020,000	[3,4]	Louisiana Public Facilities Authority, Solar Eclipse (Series 2007-0042), 0.30% TOBs (Tulane University, LA)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 10/11/2012	21,020,000
15,310,000	[3,4]	Louisiana State Gas & Fuels, PUTTERs (Series 2378) Weekly VRDNs (Deutsche Bank AG LIQ), 0.220%, 8/2/2012	15,310,000
93,000,000	[3,4]	Louisiana State Gas & Fuels, ROCs (Series 660) Weekly VRDNs (Citibank NA, New York LIQ), 0.150%, 8/2/2012	93,000,000
37,830,000	[3,4]	Louisiana State Gas & Fuels, Stage Trust (Series 2008—6C) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.180%, 8/2/2012	37,830,000
5,400,000		New Orleans, LA IDB, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (521 Tchoupitoulas Street LLC)/(FHLB of Dallas LOC), 0.200%, 8/2/2012	5,400,000
		TOTAL	242,160,000
		Maine—0.0%
3,365,000	[3,4]	Maine Health & Higher Educational Facilities Authority, Solar Eclipse (Series 2007-0104) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.140%, 8/2/2012	3,365,000
		Maryland—1.1%
6,450,000		Baltimore County, MD MFH, (Series 2004) Weekly VRDNs (Quail Ridge Apartments)/(FNMA LOC), 0.150%, 8/2/2012	6,450,000
7,115,000	[3,4]	Baltimore County, MD, Stage Trust (Series 2011-137C) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.180%, 8/2/2012	7,115,000
Annual Shareholder Report
14

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Maryland—continued
$3,550,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.200%, 8/7/2012	$3,550,000
20,000,000		Maryland Community Development Administration—Residential Revenue, (Series 2007J) Daily VRDNs (TD Bank, N.A. LIQ), 0.150%, 8/2/2012	20,000,000
10,000,000		Maryland Community Development Administration—Residential Revenue, (Series 2007M) Daily VRDNs (TD Bank, N.A. LIQ), 0.150%, 8/2/2012	10,000,000
33,700,000		Maryland State Economic Development Corp., (Series 2006A) Weekly VRDNs (Constellation Energy Group, Inc.)/(Royal Bank of Scotland PLC, Edinburgh LOC), 0.230%, 8/2/2012	33,700,000
3,205,000		Maryland State Economic Development Corp., (Series A) Weekly VRDNs (The Associated: Jewish Community Federation of Baltimore, Inc.)/(Bank of America N.A. LOC), 0.220%, 8/2/2012	3,205,000
1,148,500		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.200%, 8/7/2012	1,148,500
5,000,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, P-FLOATs (Series MT-277) Weekly VRDNs (Mercy Medical Center)/(Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.480%, 8/2/2012	5,000,000
1,559,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I) Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.250%, 8/7/2012	1,559,000
3,340,000		Washington County, MD, (Series 2000) Weekly VRDNs (YMCA of Hagerstown, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.200%, 8/3/2012	3,340,000
		TOTAL	95,067,500
		Massachusetts—2.1%
17,895,000		Commonwealth of Massachusetts, (Series 2000A) Daily VRDNs (Bank of America N.A. LIQ), 0.190%, 8/1/2012	17,895,000
24,815,000	[3,4]	Commonwealth of Massachusetts, MERLOTS (Series 2006-B30) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.180%, 8/1/2012	24,815,000
33,500,000	[3,4]	Commonwealth of Massachusetts, Municipal Securities Trust Receipts (Series 2008-SGC-51) Weekly VRDNs (Societe Generale, Paris LIQ), 0.210%, 8/2/2012	33,500,000
5,328,625		Malden, MA, 1.25% BANs, 9/28/2012	5,335,086
35,000,000		Massachusetts Bay Transportation Authority General Transportation System, (Series B), 0.55% CP (Fortis Bank SA-NV LIQ), Mandatory Tender 8/28/2012	35,000,000
15,000,000		Massachusetts Bay Transportation Authority General Transportation System, (Series B), 0.55% CP (Fortis Bank SA-NV LIQ), Mandatory Tender 8/9/2012	15,000,000
Annual Shareholder Report
15

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Massachusetts—continued
$8,000,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, 7 Month Window MVRENs (Series 2010A), 0.240%, 8/2/2012	$8,000,000
22,600,000		Massachusetts HEFA, (Series 2008G) Weekly VRDNs (South Shore Hospital)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.500%, 8/2/2012	22,600,000
5,100,000		Massachusetts HEFA, (Series 2009) Weekly VRDNs (CIL Realty of Massachusetts)/(HSBC Bank USA LOC), 0.150%, 8/2/2012	5,100,000
3,850,000		Massachusetts HEFA, (Series C 2008) Weekly VRDNs (Southcoast Health System Obligated Group)/(Bank of America N.A. LOC), 0.270%, 8/2/2012	3,850,000
5,955,000		University of Massachusetts Building Authority, MA, (Commonwealth of Massachusetts), MVRENs (Series 2011-2), 0.240%, 8/2/2012	5,955,000
		TOTAL	177,050,086
		Michigan—4.5%
8,000,000	[3,4]	Detroit, MI City School District, P-FLOATs (Series PA-997R) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.350%, 8/2/2012	8,000,000
7,575,000	[3,4]	Detroit, MI City School District, ROCs (Series 11831) Weekly VRDNs (Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.250%, 8/2/2012	7,575,000
3,900,000	[3,4]	Detroit, MI City School District, Solar Eclipse (Series 2006-0001) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.140%, 8/2/2012	3,900,000
3,150,000		Grand Rapids, MI Economic Development Corp., (Series 1991-A) Weekly VRDNs (Amway Hotel Corp.)/(Bank of America N.A. LOC), 0.370%, 8/1/2012	3,150,000
13,075,000		Grand Rapids, MI EDR, (Series 2007) Weekly VRDNs (MapleCreek)/(Comerica Bank LOC), 0.190%, 8/2/2012	13,075,000
33,450,000		Jackson County, MI Hospital Finance Authority, (Series 2011A) Weekly VRDNs (Allegiance Health)/(JPMorgan Chase Bank, N.A. LOC), 0.180%, 8/2/2012	33,450,000
53,000,000		Michigan Finance Authority, (Series C-1), 2.00% RANs, 8/20/2012	53,039,355
25,000,000		Michigan Finance Authority, (Series C-2), 2.00% RANs (JPMorgan Chase Bank, N.A. LOC), 8/20/2012	25,021,727
40,000,000		Michigan Finance Authority, (Series C-3), 2.00% RANs (Bank of Nova Scotia, Toronto LOC), 8/20/2012	40,035,181
3,455,000		Michigan Finance Authority, Healthcare Equipment Loan (Series D) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.160%, 8/2/2012	3,455,000
500,000		Michigan Higher Education Facilities Authority, (Series 2006) Weekly VRDNs (Albion College)/(JPMorgan Chase Bank, N.A. LOC), 0.170%, 8/2/2012	500,000
4,400,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Adrian College)/(Comerica Bank LOC), 0.200%, 8/2/2012	4,400,000
Annual Shareholder Report
16

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Michigan—continued
$11,865,000		Michigan Higher Education Facilities Authority, (Series 2008B) Weekly VRDNs (Thomas M Cooley Law School)/(FHLB of Boston LOC), 0.150%, 8/2/2012	$11,865,000
8,660,000		Michigan State Financial Authority, (Ascension Health Credit Group), MVRENs (Subseries F-6), 0.240%, 8/2/2012	8,660,000
10,500,000		Michigan State Financial Authority, (Ascension Health Credit Group), MVRENs (Subseries F-7), 0.240%, 8/2/2012	10,500,000
7,100,000		Michigan State Financial Authority, (Ascension Health Credit Group), MVRENs (Subseries F-8), 0.240%, 8/2/2012	7,100,000
1,105,000		Michigan State Hospital Finance Authority, (Series 2003B) Daily VRDNs (Crittenton Hospital Medical Center)/(Comerica Bank LOC), 0.190%, 8/1/2012	1,105,000
1,965,000		Michigan State Hospital Finance Authority, (Series 2007) Weekly VRDNs (Henry Ford Health System, MI)/(JPMorgan Chase Bank, N.A. LOC), 0.160%, 8/1/2012	1,965,000
5,735,000	[3,4]	Michigan State Hospital Financial Authority, ROCs (Series 14016) Weekly VRDNs (Ascension Health Subordinate Credit Group )/(Citibank NA, New York LIQ), 0.160%, 8/2/2012	5,735,000
7,000,000		Michigan State Housing Development Authority, (Series 2000) Weekly VRDNs (JAS Nonprofit Housing Corp. VI)/(JPMorgan Chase Bank, N.A. LOC), 0.170%, 8/2/2012	7,000,000
11,150,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Lutheran Social Services of Michigan)/(Comerica Bank LOC), 0.190%, 8/2/2012	11,150,000
5,165,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Detroit Public Television)/(Comerica Bank LOC), 0.160%, 8/2/2012	5,165,000
700,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Michigan Heartland Goodwill Industries, Inc.)/(Bank of America N.A. LOC), 0.650%, 8/2/2012	700,000
1,160,000		Michigan State Strategic Fund, Limited Obligation Refunding Revenue Bonds Weekly VRDNs (Peachwood Center Association)/(Comerica Bank LOC), 0.200%, 8/2/2012	1,160,000
1,000,000		Michigan State Strategic Fund, Revenue Bond Weekly VRDNs (YMCA of Metropolitan Detroit)/(JPMorgan Chase Bank, N.A. LOC), 0.160%, 8/2/2012	1,000,000
12,575,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (Kroger Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.150%, 8/2/2012	12,575,000
1,065,000		Michigan Strategic Fund, (Series 2011) Weekly VRDNs (Greenpath, Inc.)/(PNC Bank, N.A. LOC), 0.170%, 8/2/2012	1,065,000
5,000,000	[3,4]	Portage, MI Public Schools, Austin Floater Certificates (Series 2008-3030X) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.320%, 8/2/2012	5,000,000
3,245,000		Southfield, MI EDC, (Series 2001) Weekly VRDNs (Lawrence Technological University)/(JPMorgan Chase Bank, N.A. LOC), 0.170%, 8/1/2012	3,245,000
Annual Shareholder Report
17

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Michigan—continued
$19,700,000	St. Joseph, MI Hospital Finance Authority, (Series 2002) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 8/2/2012	$19,700,000
28,025,000	St. Joseph, MI Hospital Finance Authority, (Series 2003) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 8/2/2012	28,025,000
30,000,000	St. Joseph, MI Hospital Finance Authority, (Series 2006) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 8/2/2012	30,000,000
7,720,000	Wayne County, MI Airport Authority, (Series 2010F) Weekly VRDNs (Detroit Metropolitan Wayne County Airport)/(JPMorgan Chase Bank, N.A. LOC), 0.180%, 8/1/2012	7,720,000
	TOTAL	376,036,263
	Minnesota—2.3%
5,400,000	Albert Lea, MN ISD No. 241, 1.00% TANs (GTD by Minnesota State), 9/28/2012	5,405,208
4,955,000	Bloomington, MN, (Series 2008) Weekly VRDNs (Presbyterian Homes, Inc.)/(FHLMC LOC), 0.170%, 8/2/2012	4,955,000
15,650,000	Burnsville, MN Housing Development, (Series 1999) Weekly VRDNs (Provence, LLC)/(Bank of America N.A. LOC), 0.160%, 8/2/2012	15,650,000
3,150,000	Cohasset, MN, (Series 2000) Weekly VRDNs (Minnesota Power, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 8/2/2012	3,150,000
7,500,000	East Grand Forks, MN Solid Waste Disposal, (Series 2009) Weekly VRDNs (American Crystal Sugar Co.)/(CoBank, ACB LOC), 0.160%, 8/2/2012	7,500,000
9,000,000	Lakeville, MN ISD No. 194, (Series 2011A), 1.50% TANs (GTD by Minnesota State), 8/7/2012	9,001,761
2,600,000	Minneapolis, MN, (Series 1994) Weekly VRDNs (Minnehaha/Lake Partners)/(U.S. Bank, N.A. LOC), 0.210%, 8/1/2012	2,600,000
12,110,000	Minneapolis, MN, Housing Development Revenue Refunding Bonds (Series 1988) Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.150%, 8/2/2012	12,110,000
4,345,000	Minneapolis, MN, Variable Rate Housing Revenue Bonds Weekly VRDNs (One Ten Grant Project)/(FNMA LOC), 0.180%, 8/2/2012	4,345,000
10,725,000	Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2004B) Daily VRDNs (Children's Hospitals & Clinics)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.180%, 8/1/2012	10,725,000
5,100,000	Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2007A—Tranche II) Daily VRDNs (Children's Hospitals & Clinics of Minnesota)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.180%, 8/1/2012	5,100,000
Annual Shareholder Report
18

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Minnesota—continued
$14,420,000	Minnesota State Higher Education Facility Authority, (Series Five-L) Weekly VRDNs (University of St. Thomas)/(U.S. Bank, N.A. LOC), 0.160%, 8/1/2012	$14,420,000
18,945,000	Minnesota State Higher Education Facility Authority, (Series Five-N2) Weekly VRDNs (College of Saint Catherine)/(U.S. Bank, N.A. LOC), 0.180%, 8/2/2012	18,945,000
4,275,000	Minnesota State Higher Education Facility Authority, (Series Five-S) Weekly VRDNs (William Mitchell College of Law)/(U.S. Bank, N.A. LOC), 0.180%, 8/2/2012	4,275,000
3,660,000	Minnesota State Higher Education Facility Authority, (Series Six-E2) Weekly VRDNs (Hamline University of Minnesota)/(BMO Harris Bank, N.A. LOC), 0.160%, 8/2/2012	3,660,000
3,500,000	Minnesota State Higher Education Facility Authority, (Series Six-J2) Weekly VRDNs (Augsburg College)/(BMO Harris Bank, N.A. LOC), 0.160%, 8/2/2012	3,500,000
700,000	Minnetonka, MN, MFH Revenue Refunding Bonds (Series 1995) Weekly VRDNs (Southampton Apartments (MN))/(U.S. Bank, N.A. LOC), 0.170%, 8/2/2012	700,000
2,655,000	New Hope, MN, (Series 2003A) Weekly VRDNs (Broadway Lanel)/(FNMA LOC), 0.170%, 8/2/2012	2,655,000
4,560,000	Plymouth, MN, (Series 2003) Weekly VRDNs (Parkside Apartments)/(FNMA LOC), 0.170%, 8/2/2012	4,560,000
3,500,000	Robbinsdale, MN, (Series 2004C) Weekly VRDNs (Copperfield Hill)/(Bank of America N.A. LOC), 0.420%, 8/3/2012	3,500,000
15,000,000	Seaway Port Authority of Duluth, MN, (Series of 2000) Weekly VRDNs (St. Lawrence Cement, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.180%, 8/2/2012	15,000,000
2,215,000	Shakopee, MN Hospital Finance Authority Weekly VRDNs (St. Francis Regional Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.160%, 8/2/2012	2,215,000
15,425,000	St. Cloud, MN ISD No. 742, (Series 2011A), 1.00% TANs (GTD by Minnesota State), 8/16/2012	15,429,406
3,900,000	St. Cloud, MN ISD No. 742, (Series 2012B), 1.50% TANs (GTD by Minnesota State), 8/13/2013	3,946,644
14,100,000	St. Cloud, MN, (Series 2008A) Weekly VRDNs (Centracare Health System)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.380%, 8/2/2012	14,100,000
	TOTAL	187,448,019
	Mississippi—0.9%
45,135,000	Mississippi Business Finance Corp., (Series 2008) Weekly VRDNs (200 Renaissance, LLC)/(FHLB of Atlanta LOC), 0.160%, 8/2/2012	45,135,000
6,500,000	Mississippi Business Finance Corp., (Series 2008) Weekly VRDNs (Horn Island Realty LLC)/(Wells Fargo Bank, N.A. LOC), 0.280%, 8/2/2012	6,500,000
Annual Shareholder Report
19

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Mississippi—continued
$12,390,000	[3,4]	Mississippi Development Bank, Solar Eclipse (Series 2006-0153) Weekly VRDNs (Jackson, MS)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.140%, 8/2/2012	$12,390,000
10,000,000		Perry County, MS, (Series 2002) Weekly VRDNs (Leaf River Forest Products, Inc.)/(Bank of Nova Scotia, Toronto LOC), 0.150%, 8/2/2012	10,000,000
		TOTAL	74,025,000
		Missouri—0.8%
8,575,000		Golden Valley, MO Memorial Hospital District, (Series 2006) Weekly VRDNs (UMB Bank, N.A. LOC), 0.250%, 8/2/2012	8,575,000
13,105,000	[3,4]	Missouri Joint Municipal Electric Utility Commission, PUTTERs (Series 4133) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.190%, 8/2/2012	13,105,000
26,000,000		Southwest City, MO IDA, (Series 2009) Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.180%, 8/2/2012	26,000,000
20,000,000		St. Louis, MO, 2.00% TRANs, 5/30/2013	20,294,333
		TOTAL	67,974,333
		Multi-State—0.0%
940,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State Non-AMT) (Series 2009-76) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 0.200%, 8/2/2012	940,000
		Nebraska—1.3%
97,755,000		Central Plains Energy Project, (Project #2) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.150%, 8/2/2012	97,755,000
10,000,000		Washington County, NE, (Series 2010) Weekly VRDNs (Cargill, Inc.), 0.200%, 8/2/2012	10,000,000
		TOTAL	107,755,000
		Nevada—1.3%
40,000,000		Clark County, NV Airport System, Junior Subordinate Lien Revenue Notes (Series 2012A-2), 2.00% BANs, 7/1/2013	40,602,301
6,500,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 D-1) Weekly VRDNs (Citibank NA, New York LOC), 0.180%, 8/1/2012	6,500,000
28,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 D-2A) Weekly VRDNs (Citibank NA, New York LOC), 0.180%, 8/1/2012	28,000,000
28,500,000	[3,4]	Henderson, NV Health Facility, Floater Certificates (Series 2008-2633) Weekly VRDNs (Catholic Healthcare West)/(Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.230%, 8/2/2012	28,500,000
		TOTAL	103,602,301
		New Jersey—3.9%
5,484,000		Cinnaminson, NJ, (Series 2012A), 1.50% BANs, 5/23/2013	5,513,430
Annual Shareholder Report
20

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New Jersey—continued
$11,320,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New Jersey Non-AMT) (Series 2009-49) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.150%, 8/2/2012	$11,320,000
15,000,000		Livingston Township, NJ , 1.00% BANs, 2/15/2013	15,052,292
4,500,000		New Jersey Health Care Facilities Financing Authority, (Series 2011C) Weekly VRDNs (Barnabas Health)/(JPMorgan Chase Bank, N.A. LOC), 0.160%, 8/1/2012	4,500,000
5,000,000		New Jersey State Transportation Trust Fund Authority, (Series 2009D) Weekly VRDNs (New Jersey State)/(Wells Fargo Bank, N.A. LOC), 0.150%, 8/1/2012	5,000,000
28,170,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DB-297) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.210%, 8/2/2012	28,170,000
10,260,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-449), 0.30% TOBs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 9/27/2012	10,260,000
185,000,000		New Jersey State VRNs, 0.495%, 8/1/2012	185,021,642
13,300,000		Readington Township, NJ, 1.00% BANs, 2/1/2013	13,340,586
15,000,000		Teaneck, NJ, 1.00% BANs, 4/26/2013	15,062,448
5,000,000	[3,4]	Tobacco Settlement Financing Corp., NJ, PUTTERs (Series 1734B) Daily VRDNs (JPMorgan Chase & Co. LIQ)/(United States Treasury PRF), 0.180%, 8/1/2012	5,000,000
23,400,000		Vineland, NJ, 1.00% BANs, 1/22/2013	23,455,062
		TOTAL	321,695,460
		New Mexico—1.5%
123,410,000		New Mexico Municipal Energy Acquisition Authority, (Series 2009: Gas Supply Revenue Bonds) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.150%, 8/2/2012	123,410,000
		New York—9.5%
20,000,000		Brookhaven, NY, 0.90% BANs, 9/28/2012	20,017,368
20,000,000		Brookhaven, NY, 1.00% BANs, 9/28/2012	20,018,921
12,061,359		Dundee, NY CSD, 1.25% BANs, 6/20/2013	12,130,310
17,728,019		Ithaca, NY, (Series 2012A), 1.00% BANs, 2/15/2013	17,794,865
47,910,000		Metropolitan Transportation Authority, NY, (Subseries 2005E-2) Weekly VRDNs (MTA Transportation Revenue)/(BNP Paribas SA LOC), 0.300%, 8/2/2012	47,910,000
15,000,000		Middletown, NY City School District, 1.00% BANs, 9/27/2012	15,010,899
63,000,000		New York City Housing Development Corp., (Series 2008A: Beekman Tower) Weekly VRDNs (FC Beekman Associates LLC)/(RBS Citizens Bank N.A. LOC), 0.190%, 8/1/2012	63,000,000
Annual Shareholder Report
21

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	New York—continued
$18,630,000	New York City Housing Development Corp., (Series 2009A) Weekly VRDNs (Q Student Residences, LLC)/(RBS Citizens Bank N.A. LOC), 0.180%, 8/2/2012	$18,630,000
26,900,000	New York City Housing Development Corp., Bruckner by the Bridge (Series 2008A) Weekly VRDNs (Bank of America N.A. LOC), 0.270%, 8/1/2012	26,900,000
50,000,000	New York City, NY Municipal Water Finance Authority, (Series 6), 0.20% CP, Mandatory Tender 9/7/2012	50,000,000
117,570,000	New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2007 Series C-C1) Daily VRDNs (Bank of Nova Scotia, Toronto LIQ), 0.150%, 8/1/2012	117,570,000
74,900,000	New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series FF-2) Daily VRDNs (KBC Bank N.V. LIQ), 0.280%, 8/1/2012	74,900,000
44,085,000	New York City, NY TFA, New York City Recovery Bonds (Subseries 2003A-1) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.200%, 8/1/2012	44,085,000
8,200,000	New York City, NY, (Fiscal 2006 Series F-3) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.160%, 8/2/2012	8,200,000
8,750,000	New York City, NY, (Fiscal 2008 Subseries D-3) Weekly VRDNs (Credit Agricole Corporate and Investment Bank LIQ), 0.320%, 8/2/2012	8,750,000
19,600,000	New York City, NY, (Fiscal 2008 Subseries J-11) Weekly VRDNs (KBC Bank N.V. LIQ), 0.280%, 8/2/2012	19,600,000
42,000,000	New York City, NY, (Fiscal 2012 Series A-4) Daily VRDNs (KBC Bank N.V. LOC), 0.290%, 8/1/2012	42,000,000
32,540,000	New York State HFA, (Series 2009A: 505 West 37th Street Housing) Weekly VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.300%, 8/1/2012	32,540,000
35,300,000	New York State HFA, (Series 2009B: 505 West 37th Street Housing) Weekly VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.300%, 8/1/2012	35,300,000
60,000,000	Oyster Bay, NY, (Series 2012A), 2.50% BANs, 3/8/2013	60,734,613
40,000,000	Rochester, NY, (Series 2012-I), 1.00% BANs, 2/15/2013	40,151,002
10,440,000	Tarrytowns, NY Union Free School District, 1.50% BANs, 2/15/2013	10,507,564
	TOTAL	785,750,542
	North Carolina—1.1%
18,980,000	Mecklenburg County, NC, 7 Month Windows MVRENs (Series 2009D), 0.250%, 8/2/2012	18,980,000
5,205,000	North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Forsyth Country Day School, Inc.)/(Branch Banking & Trust Co. LOC), 0.170%, 8/2/2012	5,205,000
3,700,000	North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co. LOC), 0.170%, 8/2/2012	3,700,000
Annual Shareholder Report
22

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		North Carolina—continued
$4,490,000		North Carolina Capital Facilities Finance Agency, (Series 2006) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.170%, 8/2/2012	$4,490,000
10,450,000		North Carolina Capital Facilities Finance Agency, (Series 2007) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.170%, 8/2/2012	10,450,000
7,135,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Countryside Montessori School)/(Wells Fargo Bank, N.A. LOC), 0.280%, 8/2/2012	7,135,000
9,430,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (St. David's School)/(Branch Banking & Trust Co. LOC), 0.170%, 8/2/2012	9,430,000
7,500,000		North Carolina Medical Care Commission, (Series 2005) Weekly VRDNs (Southeastern Regional Medical Center)/(Branch Banking & Trust Co. LOC), 0.170%, 8/2/2012	7,500,000
3,600,000		North Carolina Medical Care Commission, (Series 2008B) Weekly VRDNs (Deerfield Episcopal Retirement Community)/(Branch Banking & Trust Co. LOC), 0.170%, 8/2/2012	3,600,000
5,515,000	[3,4]	North Carolina State Capital Improvement, Stage Trust (Series 2011-136C) Weekly VRDNs (North Carolina State)/(Wells Fargo Bank, N.A. LIQ), 0.180%, 8/2/2012	5,515,000
4,585,000		North Carolina State Ports Authority, (Series 2008) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.170%, 8/2/2012	4,585,000
11,525,000		Raleigh, NC, (Series 2005B-2) Weekly VRDNs (PNC Bank, N.A. LOC), 0.150%, 8/1/2012	11,525,000
		TOTAL	92,115,000
		North Dakota—0.5%
29,124,000		Grand Forks County, ND, (Series 2010) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.230%, 8/1/2012	29,124,000
10,250,000		North Dakota Rural Water Finance Corp., Public Projects Construction Notes (Series A-5), 1.00% BANs, 8/1/2012	10,250,000
		TOTAL	39,374,000
		Ohio—2.3%
5,955,000		Avon, OH, 1.00% BANs, 6/27/2013	5,989,822
53,500,000		Cleveland, OH Waterworks, (Series Q) Weekly VRDNs (Bank of New York Mellon LOC), 0.130%, 8/2/2012	53,500,000
1,315,000		Erie County, OH, (Series 1996A) Weekly VRDNs (Providence Care Center)/(JPMorgan Chase Bank, N.A. LOC), 0.170%, 8/2/2012	1,315,000
5,500,000		Evendale, OH, SHV Real Estate, Inc. Weekly VRDNs (Nucor Corp.), 0.280%, 8/1/2012	5,500,000
12,815,000		Lancaster, OH Port Authority, (Series 2008) Gas Supply Revenue Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.150%, 8/2/2012	12,815,000
Annual Shareholder Report
23

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Ohio—continued
$100,000		Montgomery County, OH, (Series 2008B) Daily VRDNs (Miami Valley Hospital)/(Barclays Bank PLC LIQ), 0.140%, 8/1/2012	$100,000
22,500,000		Ohio HFA, Mortgage-Backed Securities Program (Series 2010C) Weekly VRDNs (GNMA COL)/(KBC Bank N.V. LIQ), 0.600%, 8/1/2012	22,500,000
11,000,000		Ohio State Higher Educational Facility Commission, (Series 2008B) Weekly VRDNs (University Hospitals Health System, Inc.)/(RBS Citizens Bank N.A. LOC), 0.210%, 8/1/2012	11,000,000
24,415,000		Ohio State Higher Educational Facility Commission, (Series 2008E) Weekly VRDNs (University Hospitals Health System, Inc.)/(RBS Citizens Bank N.A. LOC), 0.240%, 8/1/2012	24,415,000
10,200,000		Ohio State Higher Educational Facility Commission, (Series A) Weekly VRDNs (John Carroll University, OH)/(JPMorgan Chase Bank, N.A. LOC), 0.170%, 8/2/2012	10,200,000
7,700,000	[3,4]	Ohio State Higher Educational Facility Commission, Clipper Floater Certificates (Series 2009-50) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.150%, 8/2/2012	7,700,000
33,400,000		Ohio State Revenue, (Series 2012A), 0.35% BANs (Ohio Revitalization Program), 5/30/2013	33,400,000
3,975,000		Westlake, OH, (Series 2005) Weekly VRDNs (Lutheran Homes of Ohio Corp.)/(RBS Citizens Bank N.A. LOC), 0.280%, 8/2/2012	3,975,000
		TOTAL	192,409,822
		Oklahoma—0.1%
6,570,000		Oklahoma State Industrial Authority, (Series 2002) Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC), 0.240%, 8/2/2012	6,570,000
		Oregon—0.1%
4,000,000		Oregon Health and Science University, (Series 2012B-2) Weekly VRDNs (Union Bank, N.A. LOC), 0.150%, 8/1/2012	4,000,000
		Pennsylvania—6.3%
1,620,000		Allegheny County, PA IDA, (Series 2008A) Weekly VRDNs (Vincentian Collaborative System)/(PNC Bank, N.A. LOC), 0.170%, 8/2/2012	1,620,000
4,115,000		Allegheny County, PA IDA, (Series of 2002) Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 0.220%, 8/2/2012	4,115,000
18,400,000		Beaver County, PA IDA, (Series 2006-A) Weekly VRDNs (FirstEnergy Corp.)/(UBS AG LOC), 0.190%, 8/1/2012	18,400,000
12,125,000		Bucks County, PA IDA, (Series 2007A) Weekly VRDNs (Pennswood Village)/(Bank of America N.A. LOC), 0.320%, 8/2/2012	12,125,000
3,090,000		Bucks County, PA IDA, (Series A of 2008) Weekly VRDNs (Grand View Hospital)/(TD Bank, N.A. LOC), 0.130%, 8/2/2012	3,090,000
9,500,000		Butler County, PA General Authority, (Series 2011) Weekly VRDNs (South Park School District)/(Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.310%, 8/2/2012	9,500,000
Annual Shareholder Report
24

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Pennsylvania—continued
$3,000,000		Chester County, PA IDA, (Series 2003) Weekly VRDNs (West Chester University)/(FHLB of Pittsburgh LOC), 0.160%, 8/1/2012	$3,000,000
1,370,000		Chester County, PA IDA, (Series of 2001) Weekly VRDNs (Malvern Preparatory School)/(Citizens Bank of Pennsylvania LOC), 0.280%, 8/2/2012	1,370,000
7,500,000		Clearfield County, PA IDA, (Series 2002) Weekly VRDNs (Dubois Area Catholic School)/(PNC Bank, N.A. LOC), 0.170%, 8/2/2012	7,500,000
6,940,000	[3,4]	Commonwealth of Pennsylvania, BB&T Floater Certificates (Series 2008-01) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.130%, 8/2/2012	6,940,000
7,845,000		Cumberland County, PA Municipal Authority, (Series 2008C) Weekly VRDNs (Presbyterian Homes, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.170%, 8/2/2012	7,845,000
17,000,000		Dallastown Area School District, PA, (Series 2012) VRNs, 1.518%, 10/1/2012	17,130,955
3,210,000		Delaware County, PA Authority, (Series 2008) Weekly VRDNs (Eastern University)/(TD Bank, N.A. LOC), 0.170%, 8/2/2012	3,210,000
27,945,000		Erie County, PA Hospital Authority, (Series 2010B) Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.150%, 8/2/2012	27,945,000
4,115,000		Governor Mifflin, PA School District, (Series of 2010) Weekly VRDNs (PNC Bank, N.A. LOC), 0.170%, 8/2/2012	4,115,000
4,000,000		Haverford Twp, PA School District, (Series 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.160%, 8/2/2012	4,000,000
5,000,000	[3,4]	Hempfield, PA School District, RBC Muni Trust (Series 2011-E30) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.150%, 8/2/2012	5,000,000
9,675,000		Lancaster, PA IDA, (Series A of 2009) Weekly VRDNs (Willow Valley Retirement Communities)/(PNC Bank, N.A. LOC), 0.150%, 8/2/2012	9,675,000
7,000,000		Mercer County, PA, (Series 2011) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.310%, 8/2/2012	7,000,000
8,650,000		Montgomery County, PA IDA Weekly VRDNs (Waverly Heights, Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.160%, 8/2/2012	8,650,000
6,555,000		Moon, PA IDA, (Series 2007: Providence Point Project) Weekly VRDNs (Baptist Homes, Inc.)/(Bank of Scotland, Edinburgh LOC), 0.190%, 8/2/2012	6,555,000
14,150,000		North Penn, PA Water Authority, (Series 2008) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.160%, 8/2/2012	14,150,000
5,030,000		Pennsylvania EDFA, (2006 Series A1) Weekly VRDNs (Ellwood City Hospital (PA))/(PNC Bank, N.A. LOC), 0.170%, 8/2/2012	5,030,000
100,000		Pennsylvania EDFA, (Series 1996 E) Weekly VRDNs (Adelphoi, Inc.)/(PNC Bank, N.A. LOC), 0.280%, 8/2/2012	100,000
Annual Shareholder Report
25

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Pennsylvania—continued
$20,145,000	[3,4]	Pennsylvania EDFA, Stage Trust (Series 2009-81C) Weekly VRDNs (Aqua Pennsylvania, Inc. )/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.180%, 8/2/2012	$20,145,000
2,870,000		Pennsylvania HFA, (Series 2008-O) Weekly VRDNs (Foxwood Manor Apartments)/(GTD by FHLMC), 0.160%, 8/2/2012	2,870,000
7,645,000		Pennsylvania HFA, (Series 2008B) Weekly VRDNs (Bank of America N.A. LIQ), 0.220%, 8/1/2012	7,645,000
4,600,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002 K1) Weekly VRDNs (University of Scranton)/(JPMorgan Chase Bank, N.A. LOC), 0.220%, 8/2/2012	4,600,000
23,645,000		Pennsylvania State Higher Education Facilities Authority, (Series 2007B) Weekly VRDNs (La Salle University)/(Citizens Bank of Pennsylvania LOC), 0.180%, 8/1/2012	23,645,000
2,830,000		Pennsylvania State Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Holy Family University)/(TD Bank, N.A. LOC), 0.160%, 8/2/2012	2,830,000
100,000		Pennsylvania State Higher Education Facilities Authority, (Series I-6) Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.150%, 8/2/2012	100,000
9,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.150%, 8/2/2012	9,000,000
19,940,000	[3,4]	Pennsylvania State Turnpike Commission, RBC Muni Trust (Series E-22) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.150%, 8/2/2012	19,940,000
49,650,000		Philadelphia, PA School District, (Series F of 2010) Weekly VRDNs (Barclays Bank PLC LOC), 0.150%, 8/2/2012	49,650,000
124,125,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.470%, 8/2/2012	124,125,000
45,000,000		Pittsburgh, PA Water & Sewer Authority, (Series C-2 of 2008) (Subordinate Bonds) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.400%, 8/2/2012	45,000,000
3,655,000		Ridley, PA School District, (Series of 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.160%, 8/2/2012	3,655,000
22,635,000		Washington County, PA Hospital Authority, (Series 2007B) Weekly VRDNs (Washington Hospital, PA)/(PNC Bank, N.A. LOC), 0.160%, 8/2/2012	22,635,000
		TOTAL	523,905,955
		South Carolina—0.3%
4,400,000		South Carolina Jobs-EDA, (Series 2002) Weekly VRDNs (Carolina Piedmont Foundation, Inc.)/(Bank of America N.A. LOC), 0.300%, 8/2/2012	4,400,000
Annual Shareholder Report
26

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		South Carolina—continued
$9,110,000		South Carolina Jobs-EDA, (Series 2006B) Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.160%, 8/2/2012	$9,110,000
4,000,000		South Carolina Jobs-EDA, (Series 2007A) Weekly VRDNs (Woodhead LLC)/(FHLB of Atlanta LOC), 0.250%, 8/2/2012	4,000,000
4,890,000		South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Pinewood Preparatory School)/(Branch Banking & Trust Co. LOC), 0.170%, 8/2/2012	4,890,000
		TOTAL	22,400,000
		Tennessee—0.9%
5,365,000		Blount County, TN Public Building Authority, (Series E-7-A) Weekly VRDNs (Monroe County, TN)/(Branch Banking & Trust Co. LOC), 0.170%, 8/1/2012	5,365,000
1,470,000		Blount County, TN Public Building Authority, (Series E-8-A) Weekly VRDNs (Maryville, TN)/(Branch Banking & Trust Co. LOC), 0.170%, 8/1/2012	1,470,000
11,115,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-3-D) Daily VRDNs (Jefferson County, TN)/(KBC Bank N.V. LOC), 0.500%, 8/1/2012	11,115,000
10,100,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-4-A) Daily VRDNs (Hamblen County, TN)/(KBC Bank N.V. LOC), 0.500%, 8/1/2012	10,100,000
25,415,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Ascension Health Credit Group), MVRENs (Series 2001B-1), 0.240%, 8/2/2012	25,415,000
4,630,000		Sevier County, TN Public Building Authority, (Series V-B-1) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.170%, 8/2/2012	4,630,000
10,095,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-3) Daily VRDNs (Morgan County, TN)/(KBC Bank N.V. LOC), 0.500%, 8/1/2012	10,095,000
7,000,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-E-1) Weekly VRDNs (Oak Ridge, TN)/(KBC Bank N.V. LOC), 0.740%, 8/1/2012	7,000,000
		TOTAL	75,190,000
		Texas—8.4%
3,500,000		Bexar County, TX Housing Finance Corp., (Series 2005A) Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 0.160%, 8/2/2012	3,500,000
24,150,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Texas Non-AMT) (Series 2009-64) Weekly VRDNs (GTD by Texas PSFG Program)/(State Street Bank and Trust Co. LIQ), 0.180%, 8/2/2012	24,150,000
23,560,000		Dallas, TX Performing Arts Cultural Facilities Corp., (Series 2008A) Daily VRDNs (Dallas Center for the Performing Arts Foundation, Inc.)/(Bank of America N.A. LOC), 0.190%, 8/1/2012	23,560,000
Annual Shareholder Report
27

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Texas—continued
$28,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.22% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 12/5/2012	$28,000,000
9,815,000	[3,4]	Harris County, TX Cultural Education Facilities Finance Corp., Stage Trust (Series 2011-05C), 0.27% TOBs (Texas Medical Center Central Heating)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Mandatory Tender 10/25/2012	9,815,000
11,290,000		Harris County, TX Education Facilities Finance Corp., (Series 2008B) Daily VRDNs (Young Men's Christian Association of the Greater Houston Area)/(Bank of America N.A. LOC), 0.250%, 8/1/2012	11,290,000
16,000,000		Harris County, TX Education Facilities Finance Corp., (Series 2008C) Daily VRDNs (Young Men's Christian Association of the Greater Houston Area)/(Bank of America N.A. LOC), 0.250%, 8/1/2012	16,000,000
34,450,000		Harris County, TX Education Facilities Finance Corp., (Series 2008D-1) Weekly VRDNs (Memorial Hermann Healthcare System)/(JPMorgan Chase Bank, N.A. LOC), 0.160%, 8/2/2012	34,450,000
5,625,000		Harris County, TX HFDC, (Series 2000) Weekly VRDNs (St. Dominic Village)/(JPMorgan Chase Bank, N.A. LOC), 0.170%, 8/2/2012	5,625,000
35,000,000		Harris County, TX HFDC, (Series 2005A) Weekly VRDNs (St. Luke's Episcopal Hospital)/(JPMorgan Chase Bank, N.A. and Wells Fargo Bank, N.A. LIQs), 0.170%, 8/2/2012	35,000,000
11,000,000	[3,4]	Harris County, TX HFDC, RBC Muni Trust (Series E-27) Weekly VRDNs (Memorial Hermann Healthcare System)/(Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.150%, 8/2/2012	11,000,000
40,000,000		Harris County, TX, Toll Road Senior Lien Revenue and Refunding Bonds (Series 2011A), 2.00% TOBs (Harris County, TX Toll Road Authority) Mandatory Tender 8/15/2012	40,026,411
47,460,000		Houston, TX Combined Utility System, (Series 2004B-5) Weekly VRDNs (Lloyds TSB Bank PLC, London LOC), 0.150%, 8/2/2012	47,460,000
11,310,000	[3,4]	Irving, TX ISD, SPEARs (Series DB-603) Weekly VRDNs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), 0.220%, 8/2/2012	11,310,000
13,355,000	[3,4]	Judson, TX ISD, SPEARs (Series DB-423) Weekly VRDNs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), 0.210%, 8/2/2012	13,355,000
9,585,000		Kendall County, TX HFDC, (Series 2008) Weekly VRDNs (Morningside Ministries Foundation, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.190%, 8/2/2012	9,585,000
5,130,000	[3,4]	Lamar, TX Consolidated ISD, ROCs (Series 12266) Weekly VRDNs (GTD by Texas PSFG Program)/(Citibank NA, New York LIQ), 0.180%, 8/2/2012	5,130,000
18,965,000	[3,4]	Longview, TX ISD, Stage Trust (Series 2008-45C), 0.30% TOBs (GTD by Texas PSFG Program)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 12/27/2012	18,965,000
Annual Shareholder Report
28

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Texas—continued
$16,830,000	[3,4]	Love Field Airport Modernization Corporation, TX, Stage Trust (Series 2011-11C), 0.30% TOBs (Southwest Airlines Co.)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 12/27/2012	$16,830,000
21,900,000		Lower Colorado River Authority, TX, (Series A), 0.20% CP, Mandatory Tender 8/20/2012	21,900,000
15,000,000		Port Arthur Navigation District, TX IDC, (Series 2011) Weekly VRDNs (Total Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.220%, 8/1/2012	15,000,000
25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.220%, 8/1/2012	25,000,000
27,500,000		San Antonio, TX Electric & Gas System, (Series A), 0.25% CP (Bank of America N.A. and State Street Bank and Trust Co. LIQs), Mandatory Tender 8/10/2012	27,500,000
33,595,000	[3,4]	San Antonio, TX Electric & Gas System, Municipal Securities Trust Receipts (Series 1997-SG-105) Weekly VRDNs (Societe Generale, Paris LIQ)/(United States Treasury PRF), 0.500%, 8/2/2012	33,595,000
15,000,000		San Antonio, TX Housing Finance Corp., (Series 2008) Weekly VRDNs (Artisan at San Pedro Creek Apartments)/(FHLMC LOC), 0.150%, 8/2/2012	15,000,000
8,685,000	[3,4]	Texas State Transportation Commission, Eagles (Series 2007-0139) Weekly VRDNs (Texas State)/(Citibank NA, New York LIQ), 0.150%, 8/2/2012	8,685,000
100,000,000		Texas State, (Series 2011A), 2.50% TRANs, 8/30/2012	100,177,355
23,000,000	[3,4]	Texas State, Municipal Securities Trust Receipts (Series 2007-SGC-9) Weekly VRDNs (Societe Generale, Paris LIQ), 0.240%, 8/2/2012	23,000,000
45,535,000	[3,4]	Texas State, PUTTERs (Series 3946) Daily VRDNs (JPMorgan Chase & Co. LIQ), 0.180%, 8/1/2012	45,535,000
8,330,000		Texas State, Veterans Bonds (Series 2012A) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.150%, 8/1/2012	8,330,000
10,295,000	[3,4]	Texas Water Development Board, MERLOTS (Series 2008-C51) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.180%, 8/1/2012	10,295,000
		TOTAL	699,068,766
		Utah—0.5%
42,500,000		Utah State Transit Authority, Subordinated Sales Tax Revenue Bonds (Series 2006A) Daily VRDNs (BNP Paribas SA LOC), 0.160%, 8/1/2012	42,500,000
		Virginia—1.3%
6,400,000		Alexandria, VA IDA, (Series 2005) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.160%, 8/2/2012	6,400,000
8,030,000		Farmville, VA IDA, (Series 2007) Weekly VRDNs (Longwood University Real Estate Foundation, Inc.)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.370%, 8/2/2012	8,030,000
17,550,000		Henrico County, VA EDA, (Series 2008D) Weekly VRDNs (Bon Secours Health System)/(JPMorgan Chase Bank, N.A. LOC), 0.170%, 8/1/2012	17,550,000
Annual Shareholder Report
29

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Virginia—continued
$9,375,000		Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.170%, 8/2/2012	$9,375,000
16,965,000		Lynchburg, VA IDA, (Series 2004 C) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.170%, 8/2/2012	16,965,000
9,250,000		Norfolk, VA EDA, (Sentara Health Systems Obligation Group), MVRENs (Series 2010 C), 0.270%, 8/2/2012	9,250,000
4,000,000		Roanoke, VA IDA, (Series 2005A-1) Daily VRDNs (Carilion Health System Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.170%, 8/1/2012	4,000,000
27,965,000		Rockingham County, VA IDA, (Series 2003) Weekly VRDNs (Sunnyside Presbyterian Home)/(Branch Banking & Trust Co. LOC), 0.170%, 8/2/2012	27,965,000
4,400,000		Virginia Small Business Financing Authority, (Series 2010) Weekly VRDNs (Bon Secours Health System)/(JPMorgan Chase Bank, N.A. LOC), 0.150%, 8/1/2012	4,400,000
		TOTAL	103,935,000
		Washington—0.6%
3,365,000	[3,4]	NJB Properties, Solar Eclipse (Series 2007-0106) Weekly VRDNs (King County, WA)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.140%, 8/2/2012	3,365,000
20,000,000		Washington State Health Care Facilities Authority, (Series 2011C) Weekly VRDNs (Swedish Health Services)/(Citibank NA, New York LOC), 0.310%, 8/1/2012	20,000,000
12,930,000	[3,4]	Washington State Health Care Facilities Authority, Stage Trust (Series 2008-48C), 0.27% TOBs (Virginia Mason Medical Center)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 10/25/2012	12,930,000
16,560,000		Washington State Higher Education Facilities Authority, (Series 2007) Weekly VRDNs (Saint Martin's University)/(U.S. Bank, N.A. LOC), 0.160%, 8/2/2012	16,560,000
		TOTAL	52,855,000
		West Virginia—0.6%
15,130,000		Cabell County, WV, (Series 2010A) Weekly VRDNs (Provident Group-Marshall Properties, LLC)/(Bank of America N.A. LOC), 0.240%, 8/2/2012	15,130,000
10,800,000		West Virginia EDA Solid Waste Disposal Facilities, (Series 2009A) Weekly VRDNs (Appalachian Power Co.)/(Sumitomo Mitsui Banking Corp. LOC), 0.180%, 8/2/2012	10,800,000
24,300,000		West Virginia State Hospital Finance Authority, (Series 2008A) Weekly VRDNs (Cabell Huntington Hospital)/(Branch Banking & Trust Co. LOC), 0.170%, 8/2/2012	24,300,000
		TOTAL	50,230,000
Annual Shareholder Report
30

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Wisconsin—1.5%
$22,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Wisconsin Non-AMT) (Series 2009-6) Weekly VRDNs (Wisconsin State)/(State Street Bank and Trust Co. LIQ), 0.200%, 8/2/2012	$22,000,000
4,800,000		Middleton-Cross Plains, WI Area School District, 1.00% TRANs, 9/18/2012	4,803,001
6,000,000		Milwaukee, WI, (Series 2012 C-6), 0.370%, 8/6/2012	6,000,000
10,000,000		Milwaukee, WI, (Series 2012 R-7), 0.240%, 8/7/2012	10,000,000
16,000,000		Oshkosh, WI School District, 1.00% TRANs, 9/28/2012	16,015,132
3,935,000		Wausau, WI CDA, (Series 2008A) Weekly VRDNs (Clover Industries, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 8/2/2012	3,935,000
3,900,000		West De Pere WI School District, 1.00% TRANs, 10/1/2012	3,902,773
20,000,000		Wisconsin Health & Educational Facilities Authority, (Series 2010C), 0.40% CP (Aurora Health Care, Inc.)/(Bank of America N.A. LOC), Mandatory Tender 8/6/2012	20,000,000
23,165,000		Wisconsin State HEFA Weekly VRDNs (Ripon College)/(BMO Harris Bank, N.A. LOC), 0.160%, 8/2/2012	23,165,000
3,770,000		Wisconsin State HEFA, (Series 2008A) Weekly VRDNs (Meriter Retirement Services, Inc.)/(KBC Bank N.V. LOC), 0.750%, 8/2/2012	3,770,000
4,625,000		Wisconsin State HEFA, (Series 2008B) Weekly VRDNs (Meriter Retirement Services, Inc.)/(U.S. Bank, N.A. LOC), 0.170%, 8/2/2012	4,625,000
3,820,000		Wisconsin State HEFA, (Series 2009) Weekly VRDNs (Lawrence University, WI)/(JPMorgan Chase Bank, N.A. LOC), 0.160%, 8/2/2012	3,820,000
		TOTAL	122,035,906
		Wyoming—0.1%
760,000		Sweetwater County, WY PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.150%, 8/1/2012	760,000
7,160,000		Wyoming Student Loan Corp., (Senior Series 2010A-1) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.150%, 8/2/2012	7,160,000
		TOTAL	7,920,000
		TOTAL MUNICIPAL INVESTMENTS—99.9% (AT AMORTIZED COST)[5]	8,286,288,223
		OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	6,128,200
		TOTAL NET ASSETS—100%	$8,292,416,423
Annual Shareholder Report
31

At July 31, 2012, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2012, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value (unaudited)
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2012, these restricted securities amounted to $1,706,574,000, which represented 20.6% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2012, these liquid restricted securities amounted to $1,706,574,000, which represented 20.6% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2012.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Annual Shareholder Report
32

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CCD	—Community College District
CDA	—Community Development Authority
COL	—Collateralized
COP	—Certificate of Participation
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Commission
EDFA	—Economic Development Finance Authority
EDR	—Economic Development Revenue
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
INS	—Insured
ISD	—Independent School District
LIQs	—Liquidity Agreements
LOC	—Letter of Credit
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	—Multi-Family Housing
MVRENs	—Municipal Variable Rate Extendable Notes
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRB	—Pollution Control Revenue Bond
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
PRF	—Prerefunded
PSFG	—Permanent School Fund Guarantee
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
USDT	—Unified School District
VRDNs	—Variable Rate Demand Notes
VRNs	—Variable Rate Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
33

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.002	0.015	0.028
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.002	0.015	0.028
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.002)	(0.015)	(0.028)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.002)	(0.015)	(0.028)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.04%	0.10%	0.18%	1.49%	2.79%
Ratios to Average Net Assets:
Net expenses	0.21%[3]	0.21%[3]	0.22%[3]	0.23%[3]	0.20%[3]
Net investment income	0.03%	0.10%	0.17%	1.34%	2.67%
Expense waiver/reimbursement[4]	0.08%	0.08%	0.07%	0.08%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,671,609	$9,147,097	$8,290,468	$14,743,753	$10,053,590
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.21%, 0.21%, 0.22%, 0.23% and 0.20% for the years ended July 31, 2012, 2011, 2010, 2009 and 2008, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
34

Statement of Assets and Liabilities
July 31, 2012
Assets:
Total investment in securities, at amortized cost and fair value		$8,286,288,223
Cash		198,894
Income receivable		10,042,357
Receivable for shares sold		177,731
TOTAL ASSETS		8,296,707,205
Liabilities:
Payable for investments purchased	$3,946,644
Payable for shares redeemed	32,428
Income distribution payable	144,433
Payable for Directors'/Trustees' fees	11,388
Payable for shareholder services fee (Note 5)	12,163
Accrued expenses	143,726
TOTAL LIABILITIES		4,290,782
Net assets for 8,292,463,759 shares outstanding		$8,292,416,423
Net Assets Consist of:
Paid-in capital		$8,292,444,276
Accumulated net realized gain on investments		27,384
Distributions in excess of net investment income		(55,237)
TOTAL NET ASSETS		$8,292,416,423
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$6,671,608,522 ÷ 6,671,644,436 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$1,620,807,901 ÷ 1,620,819,323 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
35

Statement of Operations
Year Ended July 31, 2012
Investment Income:
Interest			$22,530,926
Expenses:
Investment adviser fee (Note 5)		$18,439,426
Administrative fee (Note 5)		7,193,198
Custodian fees		300,268
Transfer and dividend disbursing agent fees and expenses		72,821
Directors'/Trustees' fees		66,718
Auditing fees		20,000
Legal fees		43,105
Portfolio accounting fees		174,262
Shareholder services fee (Note 5)		3,397,446
Account administration fee (Note 2)		959,272
Share registration costs		88,586
Printing and postage		50,074
Insurance premiums		22,282
Miscellaneous		51,813
TOTAL EXPENSES		30,879,271
Waivers, Reimbursements and Reduction:
Waiver of investment adviser fee (Note 5)	$(6,922,222)
Waiver of administrative fee (Note 5)	(176,997)
Waiver of shareholder services fee (Note 5)	(3,059,605)
Reimbursement of shareholder services fee (Note 5)	(337,841)
Reimbursement of account administration fee (Note 2)	(530,561)
Reduction of custodian fees (Note 6)	(124)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(11,027,350)
Net expenses			19,851,921
Net investment income			2,679,005
Net realized gain on investments			51,168
Change in net assets resulting from operations			$2,730,173
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
36

Statement of Changes in Net Assets
Year Ended July 31	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,679,005	$8,958,866
Net realized gain on investments	51,168	631,796
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,730,173	9,590,662
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,560,526)	(8,684,121)
Service Shares	(174,206)	(180,012)
Distributions from net realized gain on investments
Institutional Shares	(296,048)	(253,206)
Service Shares	(72,125)	(54,395)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,102,905)	(9,171,734)
Share Transactions:
Proceeds from sale of shares	26,662,614,098	35,631,587,078
Net asset value of shares issued to shareholders in payment of distributions declared	888,135	2,910,109
Cost of shares redeemed	(29,152,736,772)	(35,094,063,490)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,489,234,539)	540,433,697
Change in net assets	(2,489,607,271)	540,852,625
Net Assets:
Beginning of period	10,782,023,694	10,241,171,069
End of period (including undistributed (distributions in excess of) net investment income of $(55,237) and $490, respectively)	$8,292,416,423	$10,782,023,694
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
37

Notes to Financial Statements
July 31, 2012 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Tax-Free Obligations Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Service Shares are presented separately. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund's investments normally will not be subject to the AMT for individuals and corporations, and may be subject to state and local taxes.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) or an affiliated adviser, and others to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Annual Shareholder Report
38

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear shareholder services fees and account administration fees unique to those classes. For the year ended July 31, 2012, account administration fees for the Fund were as follows:
	Account Administration Fees Incurred	Account Administration Fees Reimbursed
Service Shares	$959,272	$(530,561)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the
Annual Shareholder Report
39

securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2012		2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	22,870,054,062	$22,870,054,062	31,908,733,821	$31,908,733,821
Shares issued to shareholders in payment of distributions declared	796,796	796,796	2,829,617	2,829,617
Shares redeemed	(25,346,359,495)	(25,346,359,495)	(31,055,286,831)	(31,055,286,831)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,475,508,637)	$(2,475,508,637)	856,276,607	$856,276,607
Year Ended July 31	2012		2011
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,792,560,036	$3,792,560,036	3,722,853,257	$3,722,853,257
Shares issued to shareholders in payment of distributions declared	91,339	91,339	80,492	80,492
Shares redeemed	(3,806,377,277)	(3,806,377,277)	(4,038,776,659)	(4,038,776,659)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(13,725,902)	$(13,725,902)	(315,842,910)	$(315,842,910)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(2,489,234,539)	$(2,489,234,539)	540,433,697	$540,433,697
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2012 and 2011, was as follows:
	2012	2011
Tax-exempt income	$2,734,732	$8,864,133
Ordinary income[1]	$212,853	$102,534
Long-term capital gains	$155,320	$205,067
1	For tax purposes, short-term capital gain distributions are treated as ordinary income distributions.
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As of July 31, 2012, the components of distributable earnings on a tax basis were as follows:
Distributions in excess of ordinary income	$(55,237)
Undistributed long-term capital gains	$27,384
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2012, the Adviser voluntarily waived $6,922,222 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $176,997 of its fee.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2012, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed	Service Fees Waived by Unaffiliated Third Parties
Service Shares	$3,397,446	$(337,841)	$(3,059,605)
For the year ended July 31, 2012, the Fund's Institutional Shares did not incur Service Fees.
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Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.21% and 0.46% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $4,999,350,000 and $4,004,735,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
6. EXPENSE Reduction
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended July 31, 2012, the Fund's expenses were reduced by $124 under these arrangements.
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2012, there were no outstanding loans. During the year ended July 31, 2012, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2012, there were no outstanding loans. During the year ended July 31, 2012, the program was not utilized.
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9. Subsequent events
On August 15, 2012, the Trustees approved the elimination of minimum administrative personnel and services fees effective September 1, 2012. Prior to this date, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares.
Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2012, the amount of long-term capital gains designated by the Fund was $155,320.
For the year ended July 31, 2012, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF the MONEY MARKET OBLIGATIONS TRUST AND THE institutional class SHAREHOLDERS of federated tax-free obligations fund:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Tax-Free Obligations Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Tax-Free Obligations Fund as of July 31, 2012, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 24, 2012
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2012 to July 31, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2012	Ending Account Value 7/31/2012	Expenses Paid During Period[1]
Actual:	$1,000	$1,000.30	$1.04
Hypothetical (assuming a 5% return before expenses):	$1,000	$1,023.82	$1.06
1	Expenses are equal to the Fund's Institutional Shares annualized net expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period).
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Trust comprised 36 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER AND VICE PRESIDENT Began serving: May 2004	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since December 1989. Ms. Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004 and Chief Investment Officer of Tax-Free Money Markets in 2010and is Vice President of the Trust with respect to the Fund. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
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Evaluation and Approval of Advisory Contract–May 2012
Federated Tax-Free Obligations Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be
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competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses born by the Fund.
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The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report
54

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
Annual Shareholder Report
55

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Tax-Free Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N401
39006 (9/12)
Federated is a registered trademark of Federated Investors, Inc.
2012 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2012
Share Class	Ticker
Institutional	TBIXX
Service*	TBSXX
*formerly, Institutional Service Shares
Federated Tax-Free Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2012, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	75.6%
Municipal Notes	19.2%
Commercial Paper	5.1%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
At July 31, 2012, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	79.7%
8-30 Days	5.3%
31-90 Days	3.6%
91-180 Days	3.7%
181 Days or more	7.6%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report

Portfolio of Investments
July 31, 2012
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.9%[1,2]
		Alabama—4.3%
$5,100,000		Alabama HFA MFH, (2000 Series A:Turtle Lake) Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC), 0.150%, 8/2/2012	$5,100,000
4,000,000	[3,4]	Alabama Special Care Facilities Financing Authority of Birmingham, Solar Eclipse (Series 2007-0046) Weekly VRDNs (Ascension Health Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.140%, 8/2/2012	4,000,000
2,000,000	[3,4]	Birmingham, AL Waterworks & Sewer Board, Floater Certificates (Series 2008-2707) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.230%, 8/2/2012	2,000,000
14,170,000		Birmingham-St. Martin's, AL Special Care Facilities Financing Authority, (Series 2007) Weekly VRDNs (St. Martin's In The Pines)/(FHLB of Atlanta LOC), 0.170%, 8/2/2012	14,170,000
4,000,000		Daphne-Villa Mercy, AL Special Care Facilities Financing Authority, (Series 1997) Weekly VRDNs (Mercy Medical Center)/(Bank of America N.A. LOC), 0.200%, 8/1/2012	4,000,000
26,400,000		Mobile County, AL IDA Gulf Opportunity Zone, (Series 2011) Weekly VRDNs (SSAB Alabama, Inc.)/(Svenska Handelsbanken, Stockholm LOC), 0.220%, 8/2/2012	26,400,000
79,560,000		Mobile County, AL IDA, (Series 2010A: Recovery Zone Facility) Weekly VRDNs (SSAB Alabama, Inc.)/(Svenska Handelsbanken, Stockholm LOC), 0.220%, 8/2/2012	79,560,000
12,000,000		Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama Power Co.), 0.190%, 8/2/2012	12,000,000
31,455,000		Mobile, AL IDB, PCR (Series 2008: Gulf Opportunity Zone Bond), 0.75% TOBs (Alabama Power Co.), Mandatory Tender 8/22/2012	31,455,000
28,850,000		Parrish, AL IDB, PCR (Series 1994A) Daily VRDNs (Alabama Power Co.), 0.170%, 8/1/2012	28,850,000
21,000,000		The Board of Trustees of the University of Alabama, (Series 2012-C) Weekly VRDNs (University of Alabama at Birmingham)/(PNC Bank, N.A. LOC), 0.140%, 8/7/2012	21,000,000
18,750,000		Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.210%, 8/1/2012	18,750,000
9,100,000		Tuscaloosa County, AL IDA, (Series 2008C: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.210%, 8/1/2012	9,100,000
50,000,000		Tuscaloosa County, AL IDA, (Series 2011A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.210%, 8/1/2012	50,000,000
25,000,000		Tuscaloosa County, AL IDA, (Series 2011J: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.160%, 8/1/2012	25,000,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Alabama—continued
$10,000,000		Tuscaloosa County, AL IDA, (Series 2011K: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.160%, 8/1/2012	$10,000,000
10,475,000		Tuscaloosa County, AL Port Authority, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Tuscaloosa Riverfront Development, LLC)/(FHLB of Atlanta LOC), 0.190%, 8/2/2012	10,475,000
5,450,000	[3,4]	University of South Alabama, Solar Eclipse (Series 2007-0023) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.140%, 8/2/2012	5,450,000
1,175,000		Washington County, AL IDA, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Bay Gas Storage Company, Ltd.)/(UBS AG LOC), 0.170%, 8/1/2012	1,175,000
		TOTAL	358,485,000
		Arizona—1.1%
800,000		Arizona Health Facilities Authority, (Series 1994) Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 8/2/2012	800,000
3,200,000		Arizona Health Facilities Authority, (Series 2000) Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 8/2/2012	3,200,000
14,150,000		Arizona Health Facilities Authority, (Series 2005B) Weekly VRDNs (Catholic Healthcare West)/(JPMorgan Chase Bank, N.A. LOC), 0.160%, 8/1/2012	14,150,000
21,910,000	[3,4]	Arizona State, Stage Trust (Series 2011-9C), 0.27% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Mandatory Tender 10/25/2012	21,910,000
4,000,000		Maricopa County, AZ, IDA Solid Waste Disposal, (Series 2009) Weekly VRDNs (DC Paloma 2 LLC)/(CoBank, ACB LOC), 0.220%, 8/2/2012	4,000,000
4,765,000		Phoenix, AZ IDA, (Series 2008) Weekly VRDNs (Southwestern College of Phoenix)/(Comerica Bank LOC), 0.210%, 8/2/2012	4,765,000
7,845,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, Floater Certificate (Series 2008-3284) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.230%, 8/2/2012	7,845,000
10,135,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, ROCs (Series 12276) Weekly VRDNs (Citibank NA, New York LIQ), 0.180%, 8/2/2012	10,135,000
3,345,000		Sierra Vista, AZ IDA, (Series 2001A) Weekly VRDNs (Mountain Steppes Properties LLC)/(FNMA LOC), 0.150%, 8/2/2012	3,345,000
3,300,000		Sun Devil Energy Center LLC, AZ, (Series 2008) Weekly VRDNs (Arizona State University)/(Assured Guaranty Corp. INS)/(Royal Bank of Canada, Montreal LIQ), 0.410%, 8/1/2012	3,300,000
11,000,000		Yavapai County, AZ IDA—Recovery Zone Facility, (Series 2010: Drake Cement Project) Weekly VRDNs (Skanon Investments, Inc.)/(Citibank NA, New York LOC), 0.370%, 8/2/2012	11,000,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Arizona—continued
$10,000,000		Yavapai County, AZ IDA Hospital Facilities, (Series 2008B) Weekly VRDNs (Northern Arizona Healthcare System, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.160%, 8/2/2012	$10,000,000
		TOTAL	94,450,000
		California—9.4%
10,050,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 1998) Weekly VRDNs (The Harker School Foundation)/(U.S. Bank, N.A. LOC), 0.160%, 8/1/2012	10,050,000
40,650,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Daily VRDNs (899 Charleston LLC)/(Bank of America N.A. LOC), 0.240%, 8/1/2012	40,650,000
4,500,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2008A) Weekly VRDNs (Eskaton Properties, Inc.)/(U.S. Bank, N.A. LOC), 0.150%, 8/2/2012	4,500,000
27,100,000		ABAG Finance Authority for Non-Profit Corporations, CA, Oshman Family JCC (Series 2007) Daily VRDNs (Albert L. Schultz Jewish Community Center)/(Bank of America N.A. LOC), 0.210%, 8/1/2012	27,100,000
17,000,000		California Health Facilities Financing Authority, (Series 2006E), 0.25% CP (Kaiser Permanente), Mandatory Tender 11/8/2012	17,000,000
10,000,000		California Health Facilities Financing Authority, (Series 2006E), 0.26% CP (Kaiser Permanente), Mandatory Tender 8/6/2012	10,000,000
10,000,000		California Health Facilities Financing Authority, (Series 2010B) Daily VRDNs (Childrens Hospital Los Angeles)/(Bank of America N.A. LOC), 0.200%, 8/1/2012	10,000,000
5,970,000		California Infrastructure & Economic Development Bank, (Series 2006) Weekly VRDNs (Le Lycee Francais de Los Angeles)/(U.S. Bank, N.A. LOC), 0.150%, 8/2/2012	5,970,000
10,000,000		California PCFA, (Series 2010) Weekly VRDNs (Athens Services)/(Wells Fargo Bank, N.A. LOC), 0.160%, 8/1/2012	10,000,000
20,300,000		California State, (Series 2005 A2-1) Weekly VRDNs (Barclays Bank PLC LOC), 0.170%, 8/1/2012	20,300,000
4,400,000		California Statewide CDA MFH, (2010 Series B: Mountain View Apartments) Weekly VRDNs (Beaumont CA Leased Housing Associates I, LP)/(FHLMC LOC), 0.160%, 8/2/2012	4,400,000
44,400,000	[3,4]	California Statewide CDA MFH, PUTTERs (Series 2680) Weekly VRDNs (Irvine Apartment Communities LP)/(JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.230%, 8/2/2012	44,400,000
11,000,000		California Statewide CDA, (Series 2003D) Weekly VRDNs (Kaiser Permanente), 0.140%, 8/1/2012	11,000,000
17,045,000		California Statewide CDA, (Series 2004E), 0.25% CP (Kaiser Permanente), Mandatory Tender 1/11/2013	17,045,000
6,500,000		California Statewide CDA, (Series 2005A: Sweetwater Union High School District) Weekly VRDNs (Plan Nine Partners LLC)/(Union Bank, N.A. LOC), 0.190%, 8/2/2012	6,500,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$22,910,000		California Statewide CDA, (Series 2007) Weekly VRDNs (House Ear Institute)/(FHLB of San Francisco LOC), 0.160%, 8/2/2012	$22,910,000
7,830,000		California Statewide CDA, (Series 2008) Weekly VRDNs (Penny Lane Centers)/(U.S. Bank, N.A. LOC), 0.160%, 8/2/2012	7,830,000
30,000,000		California Statewide CDA, (Series 2008B), 0.25% CP (Kaiser Permanente), Mandatory Tender 12/10/2012	30,000,000
18,000,000		California Statewide CDA, (Series 2009 C-3) Weekly VRDNs (Kaiser Permanente), 0.140%, 8/1/2012	18,000,000
6,500,000		California Statewide CDA, Gas Supply Variable Rate Revenue Bonds (Series 2010) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.140%, 8/2/2012	6,500,000
15,000,000	[3,4]	East Side Union High School District, CA, Stage Trust (Series 2012-17C), 0.30% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 1/17/2013	15,000,000
5,105,000		Elsinore Valley, CA Water and Sewer Facilities Corp., (Series 2011A) Weekly VRDNs (Elsinore Valley, CA Municipal Water District)/(Union Bank, N.A. LOC), 0.150%, 8/1/2012	5,105,000
27,590,000	[3,4]	Grossmont, CA Healthcare District, SPEARs (Series DBE-345) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.210%, 8/2/2012	27,590,000
10,520,000	[3,4]	Grossmont, CA Union High School District, SPEARs (Series DBE-649), 0.30% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 9/27/2012	10,520,000
14,000,000	[3,4]	Los Angeles, CA CCD, ROCs (Series 11728) Weekly VRDNs (Citibank NA, New York LIQ), 0.150%, 8/2/2012	14,000,000
100,000,000		Los Angeles, CA USDT, (Series A), 2.00% TRANs, 8/1/2012	100,000,000
4,835,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-E) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.150%, 8/2/2012	4,835,000
12,000,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-H) Weekly VRDNs (Bank of America N.A. LOC), 0.250%, 8/2/2012	12,000,000
28,295,000		Los Angeles, CA, (Series C), 2.00% TRANs, 4/25/2013	28,666,726
55,000,000		Los Angeles, CA, (Series D), 2.00% TRANs, 5/30/2013	55,814,095
67,000,000		Los Angeles, CA, (Series E), 2.00% TRANs, 6/27/2013	68,075,350
10,125,000	[3,4]	Orange County, CA Sanitation District, ROCs (Series 11738) Weekly VRDNs (Citibank NA, New York LIQ), 0.150%, 8/2/2012	10,125,000
9,045,000		Riverside County, CA Transportation Commission, (2009 Series C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.150%, 8/2/2012	9,045,000
41,700,000		San Francisco, CA City & County Airport Commission, Second Series (Issue 36A) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.150%, 8/1/2012	41,700,000
10,000,000	[3,4]	Santa Clara County, CA, Stage Trust (Series 2009-19C) Weekly VRDNs (Wells Fargo & Co. LIQ), 0.180%, 8/2/2012	10,000,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$9,350,000		Santa Clara County-El Comino Hospital District Hospital Facilities Authority, CA, (1985 Series A: Valley Medical Center) Weekly VRDNs (Santa Clara County, CA)/(State Street Bank and Trust Co. LOC), 0.140%, 8/7/2012	$9,350,000
9,900,000		Santa Clara County-El Comino Hospital District Hospital Facilities Authority, CA, (1985 Series B: Valley Medical Center) Weekly VRDNs (Santa Clara County, CA)/(State Street Bank and Trust Co. LOC), 0.140%, 8/7/2012	9,900,000
20,000,000		Torrance, CA, 1.00% TRANs, 7/4/2013	20,138,133
		TOTAL	776,019,304
		Colorado—0.8%
3,435,000		Base Village, CO Metropolitan District No. 2, (Series 2008A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.160%, 8/2/2012	3,435,000
1,630,000		Colorado Health Facilities Authority, (Series 1998c-1) Weekly VRDNs (Developmental Disabilities Center)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 8/2/2012	1,630,000
8,625,000		Commerce City, CO Northern Infrastructure General Improvement District, (Series 2008) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.160%, 8/2/2012	8,625,000
11,165,000		Denver Urban Renewal Authority, Stapleton Senior Tax Increment Revenue Bonds (Series 2008A-2) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.160%, 8/2/2012	11,165,000
16,915,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-493) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.190%, 8/2/2012	16,915,000
9,250,000		Traer Creek Metropolitan District, CO, (Series 2002) Weekly VRDNs (BNP Paribas SA LOC), 1.060%, 8/1/2012	9,250,000
15,800,000		Traer Creek Metropolitan District, CO, (Series 2004) Weekly VRDNs (BNP Paribas SA LOC), 1.060%, 8/1/2012	15,800,000
		TOTAL	66,820,000
		Connecticut—0.2%
14,000,000	[3,4]	Connecticut State Health & Educational Facilities, Eagles (Series 720053031) Weekly VRDNs (Yale University)/(Citibank NA, New York LIQ), 0.150%, 8/2/2012	14,000,000
		District of Columbia—3.5%
4,045,000		District of Columbia Revenue, (Series 1999) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.200%, 8/3/2012	4,045,000
4,730,000		District of Columbia Revenue, (Series 2006) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.170%, 8/2/2012	4,730,000
6,850,000		District of Columbia Revenue, (Series 2007) Weekly VRDNs (American Educational Research Association)/(Wells Fargo Bank, N.A. LOC), 0.280%, 8/2/2012	6,850,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		District of Columbia—continued
$51,380,000		District of Columbia Revenue, (Series 2007) Weekly VRDNs (Council of Foreign Relations, Inc.)/(Bank of America N.A. LOC), 0.260%, 8/2/2012	$51,380,000
25,325,000		District of Columbia Revenue, (Series 2008A), 0.24% CP (National Academy of Sciences)/(Bank of America N.A. LOC), Mandatory Tender 8/7/2012	25,325,000
4,000,000		District of Columbia Revenue, (Series 2009) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.170%, 8/2/2012	4,000,000
63,740,000	[3,4]	District of Columbia Water & Sewer Authority, PUTTERs (Series 4199) Daily VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.180%, 8/1/2012	63,740,000
12,655,000	[3,4]	District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2007-0056), 0.30% TOBs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC) Mandatory Tender 10/1/2012	12,655,000
14,210,000	[3,4]	District of Columbia Water & Sewer Authority, Stage Trust (Series 2008-21C), 0.27% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Mandatory Tender 10/25/2012	14,210,000
25,120,000		District of Columbia, (Series 2009A), 0.24% CP (National Academy of Sciences)/(Bank of America N.A. LOC), Mandatory Tender 8/7/2012	25,120,000
54,075,000	[3,4]	District of Columbia, PUTTERs (Series 4198) Daily VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.180%, 8/1/2012	54,075,000
26,665,000	[3,4]	Washington, DC Convention Center Authority, Floater Certificates (Series 2006-1606) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.230%, 8/2/2012	26,665,000
		TOTAL	292,795,000
		Florida—8.2%
33,000,000		Alachua County, FL Health Facilities Authority, (Series 2008A), 0.25% CP (Shands Healthcare)/(Bank of America N.A. LOC), Mandatory Tender 8/7/2012	33,000,000
50,000,000		Alachua County, FL Health Facilities Authority, (Series 2008B), 0.25% CP (Shands Healthcare)/(Bank of America N.A. LOC), Mandatory Tender 8/7/2012	50,000,000
30,000,000		Broward County, FL School District, COP (Series 2004D) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.400%, 8/2/2012	30,000,000
28,375,000	[3,4]	Broward County, FL, Clipper Floater Certificates (Series 2009-55) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.180%, 8/2/2012	28,375,000
1,500,000		Capital Trust Agency, FL, (Series 2008A) Weekly VRDNs (Atlantic Housing Foundation Properties)/(FNMA LOC), 0.150%, 8/2/2012	1,500,000
18,000,000	[3,4]	Clipper Tax-Exempt Trust (Florida Non-AMT) (Series 2009-83) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.150%, 8/2/2012	18,000,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Florida—continued
$4,250,000		Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 0.160%, 8/1/2012	$4,250,000
15,800,000	[3,4]	Florida State Board of Education, P-FLOATs (Series PZ-198) Weekly VRDNs (Florida State)/(Wells Fargo Bank, N.A. LIQ), 0.170%, 8/2/2012	15,800,000
20,000,000		Florida State Municipal Power Agency, (Series 2008C) Daily VRDNs (Bank of America N.A. LOC), 0.180%, 8/1/2012	20,000,000
4,705,000	[3,4]	Florida State, MERLOTS (Series 2008-C7) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.180%, 8/1/2012	4,705,000
40,000,000		JEA, FL Electric System, (Series Three 2008B-3) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.140%, 8/1/2012	40,000,000
5,800,000		Miami-Dade County, FL IDA, (Series 2000) Weekly VRDNs (Gulliver Schools)/(Bank of America N.A. LOC), 0.290%, 8/2/2012	5,800,000
3,550,000		Orange County, FL IDA, (Series 2005) Weekly VRDNs (Christian Prison Ministry, Inc.)/(Branch Banking & Trust Co. LOC), 0.170%, 8/2/2012	3,550,000
41,280,000	[3,4]	Orange County, FL, Health Facilities Authority, SPEARs (Series DBE-1071) Weekly VRDNs (Orlando Health, Inc.)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.190%, 8/2/2012	41,280,000
113,750,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0081) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.160%, 8/2/2012	113,750,000
22,600,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0145) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.160%, 8/2/2012	22,600,000
1,300,000		Palm Beach County, FL, Refunding Revenue Bonds Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 0.220%, 8/1/2012	1,300,000
10,000,000		Pinellas County, FL Health Facility Authority, (Series 2009A-2) Weekly VRDNs (Baycare Health System)/(Northern Trust Co., Chicago, IL LOC), 0.140%, 8/2/2012	10,000,000
144,510,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.180%, 8/1/2012	144,510,000
7,000,000		Sunshine State Governmental Finance Commission, FL, (Series 2011C) Weekly VRDNs (Miami-Dade County, FL)/(JPMorgan Chase Bank, N.A. LOC), 0.160%, 8/2/2012	7,000,000
10,000,000		Tampa, FL, (Baycare Health System), Health System Revenue Bonds MVRENs (Series 2012B), 0.250%, 8/2/2012	10,000,000
74,990,000		West Palm Beach, FL, Utility System Variable Rate Revenue Bonds (Series 2008C) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.310%, 8/1/2012	74,990,000
		TOTAL	680,410,000
		Georgia—3.8%
14,330,000		Bartow County, GA Development Authority, (Series 2010) Weekly VRDNs (VMC Specialty Alloys LLC)/(Comerica Bank LOC), 0.150%, 8/2/2012	14,330,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Georgia—continued
$6,210,000		Cobb County, GA Development Authority, (Series 2003) Weekly VRDNs (Young Men's Christian Association of Cobb County, GA, Inc.)/(Branch Banking & Trust Co. LOC), 0.170%, 8/2/2012	$6,210,000
10,000,000		Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Lumpkin Park Partners, Ltd.)/(FHLMC LOC), 0.200%, 8/2/2012	10,000,000
1,975,000		Columbus, GA Development Authority, (Series 2009) Weekly VRDNs (Foundation Properties, Inc.)/(FHLB of Atlanta LOC), 0.210%, 8/2/2012	1,975,000
2,000,000		DeKalb County, GA Development Authority, (Series 2007) Weekly VRDNs (Sophia Academy, Inc.)/(FHLB of Atlanta LOC), 0.210%, 8/2/2012	2,000,000
29,000,000		DeKalb County, GA School District, (Series 2012), 0.95% TANs, 12/28/2012	29,046,790
67,000,000		DeKalb County, GA, 1.00% TANs, 12/28/2012	67,171,076
1,800,000		Fulton County, GA Development Authority, (Series 2001) Weekly VRDNs (Alpharetta Christian Academy, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.280%, 8/2/2012	1,800,000
6,990,000		Fulton County, GA Development Authority, (Series 2006) Weekly VRDNs (The Weber School, Inc.)/(Branch Banking & Trust Co. LOC), 0.170%, 8/2/2012	6,990,000
3,755,000		Fulton County, GA Development Authority, (Series 2007) Weekly VRDNs (First Montessori School of Atlanta, Inc.)/(Branch Banking & Trust Co. LOC), 0.170%, 8/2/2012	3,755,000
53,615,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thuringen LIQ), 0.240%, 8/1/2012	53,615,000
3,700,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Pace Academy, Inc.)/(Bank of America N.A. LOC), 0.250%, 8/2/2012	3,700,000
3,145,000		Georgia Ports Authority, (Series 2007) Weekly VRDNs (Garden City Terminal)/(Branch Banking & Trust Co. LOC), 0.160%, 8/1/2012	3,145,000
5,740,000	[3,4]	Georgia State, GS Trust (Series 2006-85TP) Weekly VRDNs (Wells Fargo & Co. LIQ), 0.150%, 8/2/2012	5,740,000
6,050,000		Glynn-Brunswick, GA Hospital Authority, (Series 2008) Weekly VRDNs (Southeast Georgia Health System, Inc.)/(Branch Banking & Trust Co. LOC), 0.170%, 8/2/2012	6,050,000
67,890,000		Main Street Gas, Inc., (Series 2010A) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.150%, 8/2/2012	67,890,000
13,750,000		Paulding County, GA Hospital Authority, (Series 2012B) Weekly VRDNs (Wellstar Health System, Inc.)/(Northern Trust Co., Chicago, IL LOC), 0.160%, 8/1/2012	13,750,000
11,890,000		Richmond County, GA Development Authority, (Series 2008B) Weekly VRDNs (MCG Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.170%, 8/1/2012	11,890,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Georgia—continued
$2,850,000		Roswell, GA Housing Authority, MFH Refunding Revenue Bonds (Series 1988A) Weekly VRDNs (Belcourt Ltd.)/(Northern Trust Co., Chicago, IL LOC), 0.160%, 8/1/2012	$2,850,000
1,900,000		Savannah, GA EDA, (Series 2007) Weekly VRDNs (Savannah Country Day School)/(Branch Banking & Trust Co. LOC), 0.170%, 8/2/2012	1,900,000
		TOTAL	313,807,866
		Hawaii—0.4%
25,000,000		Hawaii State Department of Budget & Finance, (Series 2004B-1) Weekly VRDNs (Hawaii Pacific Health)/(JPMorgan Chase Bank, N.A. LOC), 0.170%, 8/1/2012	25,000,000
10,355,000	[3,4]	University of Hawaii, Stage Trust (Series 2008-11C), 0.27% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 10/25/2012	10,355,000
		TOTAL	35,355,000
		Illinois—8.3%
12,410,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 2006) Weekly VRDNs (Covey at Fox Valley Apartments)/(FNMA LOC), 0.150%, 8/2/2012	12,410,000
29,085,000		Canton, IL, (Series 2009) Weekly VRDNs (Graham Hospital Association)/(BMO Harris Bank, N.A. LOC), 0.170%, 8/2/2012	29,085,000
40,705,000	[3,4]	Chicago, IL Board of Education, MERLOTS (Series 2008-C6) Weekly VRDNs (Assured Guaranty Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.180%, 8/1/2012	40,705,000
17,975,000	[3,4]	Chicago, IL Board of Education, SPEARs (Series DB-316) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.210%, 8/2/2012	17,975,000
21,059,000	[3,4]	Chicago, IL Board of Education, SPEARs (Series DBE-653) Weekly VRDNs (Deutsche Bank AG LIQ), 0.190%, 8/2/2012	21,059,000
8,525,000		Chicago, IL Midway Airport, Second Lien Revenue Bonds (Series 2004D) Weekly VRDNs (Bank of Montreal LOC), 0.160%, 8/2/2012	8,525,000
17,000,000	[3,4]	Chicago, IL Water Revenue, Clippers (Series 2012-1A) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.180%, 8/2/2012	17,000,000
19,435,000	[3,4]	Chicago, IL, SPEARs (Series DBE-308) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.210%, 8/2/2012	19,435,000
5,100,000		Cook County, IL, (Series 2002 B) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.280%, 8/1/2012	5,100,000
9,455,000		Freeport, IL, (Series 2001) Weekly VRDNs (Freeport Regional Health Care Foundation)/(U.S. Bank, N.A. LOC), 0.200%, 8/2/2012	9,455,000
750,000		Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Ada S. McKInley Community Services, Inc.)/(BMO Harris Bank, N.A. LOC), 0.370%, 8/2/2012	750,000
23,600,000		Illinois Development Finance Authority Weekly VRDNs (Chicago Theatre Group, Inc.)/(JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LOCs), 0.170%, 8/1/2012	23,600,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Illinois—continued
$5,000,000		Illinois Development Finance Authority, (Series 2002) Weekly VRDNs (St. Ignatius College Prep.)/(PNC Bank, N.A. LOC), 0.170%, 8/1/2012	$5,000,000
7,000,000		Illinois Finance Authority, (Advocate Health Care Network), Revenue Bonds MVRENs (Series 2011B), 0.270%, 8/2/2012	7,000,000
15,000,000		Illinois Finance Authority, (Series 1999 C) Weekly VRDNs (Resurrection Health Care Corp.)/(Barclays Bank PLC LOC), 0.160%, 8/2/2012	15,000,000
4,005,000		Illinois Finance Authority, (Series 2004) Weekly VRDNs (Riverside Health Systems, IL)/(JPMorgan Chase Bank, N.A. LOC), 0.180%, 8/1/2012	4,005,000
38,695,000		Illinois Finance Authority, (Series 2007E) Weekly VRDNs (OSF Health Care Systems)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.380%, 8/1/2012	38,695,000
4,755,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Clearbrook Corp.)/(BMO Harris Bank, N.A. LOC), 0.170%, 8/2/2012	4,755,000
62,700,000		Illinois Finance Authority, (Series 2008C) Weekly VRDNs (Elmhurst Memorial Healthcare)/(RBS Citizens Bank N.A. LOC), 0.300%, 8/1/2012	62,700,000
18,000,000		Illinois Finance Authority, (Series 2008C-1) Weekly VRDNs (Advocate Health Care Network)/(JPMorgan Chase Bank, N.A. LIQ), 0.180%, 8/1/2012	18,000,000
57,525,000		Illinois Finance Authority, (Series 2008C-2B) Weekly VRDNs (Advocate Health Care Network)/(JPMorgan Chase Bank, N.A. LIQ), 0.180%, 8/1/2012	57,525,000
14,750,000		Illinois Finance Authority, (Series 2009) Weekly VRDNs (Concordia University)/(FHLB of Chicago LOC), 0.160%, 8/2/2012	14,750,000
12,900,000		Illinois Finance Authority, (Series 2012) Weekly VRDNs (Illinois Wesleyan University)/(PNC Bank, N.A. LOC), 0.160%, 8/2/2012	12,900,000
9,885,000	[3,4]	Illinois Finance Authority, Stage Trust (Series 2009-9C) Weekly VRDNs (OSF Health Care Systems)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.180%, 8/2/2012	9,885,000
26,955,000	[3,4]	Illinois Finance Authority, Stage Trust (Series 2011-103C), 0.30% TOBs (Advocate Health Care Network)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 1/17/2013	26,955,000
3,900,000		Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program (Series 1985F) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.270%, 8/1/2012	3,900,000
27,305,000	[3,4]	Illinois Municipal Electric Agency, Solar Eclipse (Series 2006-0098), 0.30% TOBs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 10/18/2012	27,305,000
2,100,000		Illinois State Toll Highway Authority, (2007 Series A-2a) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.160%, 8/2/2012	2,100,000
8,000,000		Illinois State Unemployment Insurance Fund Building Receipts, 2.00% Bonds, 6/15/2013	8,119,385
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Illinois—continued
$33,185,000	[3,4]	Illinois State, Stage Trust (Series 2011-47C) Weekly VRDNs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 0.180%, 8/2/2012	$33,185,000
6,515,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, MERLOTS (Series 2008-C26) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.280%, 8/1/2012	6,515,000
24,390,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DB-433) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.210%, 8/2/2012	24,390,000
18,780,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-442) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.190%, 8/2/2012	18,780,000
10,540,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-453), 0.30% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 9/27/2012	10,540,000
31,575,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-476) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.190%, 8/2/2012	31,575,000
13,170,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-607), 0.35% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 8/9/2012	13,170,000
9,495,000		Southwestern Illinois Development Authority, (Series 2010) Weekly VRDNs (Molinero, Inc.)/(BMO Harris Bank, N.A. LOC), 0.170%, 8/2/2012	9,495,000
17,000,000		Will & Kendall Counties, IL Community Consolidated School District No. 202, 1.00% TANs, 8/30/2012	17,008,715
		TOTAL	688,352,100
		Indiana—1.3%
2,235,000		Dekko Foundation Educational Facilities Tax Exempt Income Trust, (Series 1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.270%, 8/2/2012	2,235,000
12,000,000	[3,4]	Indiana State Finance Authority (Hospital Revenue Bonds), RBC Muni Trust (Series E-23) Weekly VRDNs (Indiana University Health Obligated Group)/(Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.150%, 8/2/2012	12,000,000
4,795,000		Indiana State Finance Authority, (Series 2009-C) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(BMO Harris Bank, N.A. LOC), 0.170%, 8/2/2012	4,795,000
3,325,000		Indiana State Finance Authority, (Series 2009A) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(BMO Harris Bank, N.A. LOC), 0.170%, 8/2/2012	3,325,000
4,665,000		Indiana State Finance Authority, (Series 2009B) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(BMO Harris Bank, N.A. LOC), 0.170%, 8/2/2012	4,665,000
Annual Shareholder Report

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Indiana—continued
$35,000,000	Indiana State Finance Authority, (Series 2012B) Weekly VRDNs (Ohio Valley Electric Corp.)/(Sumitomo Mitsui Banking Corp. LOC), 0.150%, 8/2/2012	$35,000,000
10,000,000	Indiana State Finance Authority, (Series 2012C) Weekly VRDNs (Ohio Valley Electric Corp.)/(Bank of Nova Scotia, Toronto LOC), 0.150%, 8/2/2012	10,000,000
6,500,000	Jasper County, IN EDA, (Series 2010C) Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.230%, 8/2/2012	6,500,000
19,130,000	St. Joseph County, IN Hospital Authority, Health System Revenue Refunding Bonds (Series 2008A) Weekly VRDNs (Memorial Health System, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.170%, 8/1/2012	19,130,000
895,000	St. Joseph County, IN Hospital Authority, Health System Revenue Refunding Bonds (Series 2008B) Weekly VRDNs (Memorial Health System, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.170%, 8/1/2012	895,000
10,190,000	Valparaiso, IN EDRB, (Series 2008) Weekly VRDNs (Pines Village Retirement Community, Inc.)/(Bank of America N.A. LOC), 0.250%, 8/2/2012	10,190,000
	TOTAL	108,735,000
	Iowa—1.1%
12,715,000	Iowa Finance Authority, (Series 2006) Weekly VRDNs (Unity Healthcare)/(Bank of America N.A. LOC), 0.330%, 8/2/2012	12,715,000
21,500,000	Iowa Finance Authority, Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs (Cargill, Inc.), 0.190%, 8/2/2012	21,500,000
13,900,000	Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Series 2011) Weekly VRDNs (Archer-Daniels-Midland Co.), 0.220%, 8/1/2012	13,900,000
40,000,000	Iowa Higher Education Loan Authority, (Series 2008) Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LIQ), 0.160%, 8/2/2012	40,000,000
	TOTAL	88,115,000
	Kansas—0.2%
5,000,000	Shawnee, KS, (Series 2008A) Weekly VRDNs (Pinegate West Associates LP)/(BMO Harris Bank, N.A. LOC), 0.160%, 8/2/2012	5,000,000
10,195,000	Unified Government of Wyandotte County/Kansas City, KS, (Series 1993) Weekly VRDNs (Wood View Apartments)/(FHLMC LOC), 0.150%, 8/2/2012	10,195,000
	TOTAL	15,195,000
	Kentucky—0.6%
20,080,000	Floyd County, KY, (Series 2007A) Weekly VRDNs (Highlands Regional Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.170%, 8/2/2012	20,080,000
16,000,000	Kentucky EDFA, (Catholic Health Initiatives), MVRENs (Series 2011B-2), 0.250%, 8/2/2012	16,000,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Kentucky—continued
$13,000,000		Kentucky EDFA, (Catholic Health Initiatives), MVRENs (Series 2011B-3), 0.250%, 8/2/2012	$13,000,000
3,880,000		Williamstown, KY, (2008 Series A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.150%, 8/3/2012	3,880,000
		TOTAL	52,960,000
		Louisiana—2.9%
25,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.280%, 8/1/2012	25,000,000
14,210,000	[3,4]	Lafayette, LA, Stage Trust (Series 2012-14C), 0.30% TOBs (Lafayette Consolidated Government)/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LOC), Optional Tender 12/28/2012	14,210,000
4,000,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.200%, 8/1/2012	4,000,000
3,350,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Christ Episcopal Church in Covington)/(FHLB of Dallas LOC), 0.200%, 8/1/2012	3,350,000
23,040,000		Louisiana Local Government Environmental Facilities CDA, (Series 2007A) Weekly VRDNs (St. James Place of Baton Rouge)/(Bank of America N.A. LOC), 0.330%, 8/2/2012	23,040,000
21,020,000	[3,4]	Louisiana Public Facilities Authority, Solar Eclipse (Series 2007-0042), 0.30% TOBs (Tulane University, LA)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 10/11/2012	21,020,000
15,310,000	[3,4]	Louisiana State Gas & Fuels, PUTTERs (Series 2378) Weekly VRDNs (Deutsche Bank AG LIQ), 0.220%, 8/2/2012	15,310,000
93,000,000	[3,4]	Louisiana State Gas & Fuels, ROCs (Series 660) Weekly VRDNs (Citibank NA, New York LIQ), 0.150%, 8/2/2012	93,000,000
37,830,000	[3,4]	Louisiana State Gas & Fuels, Stage Trust (Series 2008—6C) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.180%, 8/2/2012	37,830,000
5,400,000		New Orleans, LA IDB, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (521 Tchoupitoulas Street LLC)/(FHLB of Dallas LOC), 0.200%, 8/2/2012	5,400,000
		TOTAL	242,160,000
		Maine—0.0%
3,365,000	[3,4]	Maine Health & Higher Educational Facilities Authority, Solar Eclipse (Series 2007-0104) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.140%, 8/2/2012	3,365,000
		Maryland—1.1%
6,450,000		Baltimore County, MD MFH, (Series 2004) Weekly VRDNs (Quail Ridge Apartments)/(FNMA LOC), 0.150%, 8/2/2012	6,450,000
7,115,000	[3,4]	Baltimore County, MD, Stage Trust (Series 2011-137C) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.180%, 8/2/2012	7,115,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Maryland—continued
$3,550,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.200%, 8/7/2012	$3,550,000
20,000,000		Maryland Community Development Administration—Residential Revenue, (Series 2007J) Daily VRDNs (TD Bank, N.A. LIQ), 0.150%, 8/2/2012	20,000,000
10,000,000		Maryland Community Development Administration—Residential Revenue, (Series 2007M) Daily VRDNs (TD Bank, N.A. LIQ), 0.150%, 8/2/2012	10,000,000
33,700,000		Maryland State Economic Development Corp., (Series 2006A) Weekly VRDNs (Constellation Energy Group, Inc.)/(Royal Bank of Scotland PLC, Edinburgh LOC), 0.230%, 8/2/2012	33,700,000
3,205,000		Maryland State Economic Development Corp., (Series A) Weekly VRDNs (The Associated: Jewish Community Federation of Baltimore, Inc.)/(Bank of America N.A. LOC), 0.220%, 8/2/2012	3,205,000
1,148,500		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.200%, 8/7/2012	1,148,500
5,000,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, P-FLOATs (Series MT-277) Weekly VRDNs (Mercy Medical Center)/(Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.480%, 8/2/2012	5,000,000
1,559,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I) Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.250%, 8/7/2012	1,559,000
3,340,000		Washington County, MD, (Series 2000) Weekly VRDNs (YMCA of Hagerstown, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.200%, 8/3/2012	3,340,000
		TOTAL	95,067,500
		Massachusetts—2.1%
17,895,000		Commonwealth of Massachusetts, (Series 2000A) Daily VRDNs (Bank of America N.A. LIQ), 0.190%, 8/1/2012	17,895,000
24,815,000	[3,4]	Commonwealth of Massachusetts, MERLOTS (Series 2006-B30) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.180%, 8/1/2012	24,815,000
33,500,000	[3,4]	Commonwealth of Massachusetts, Municipal Securities Trust Receipts (Series 2008-SGC-51) Weekly VRDNs (Societe Generale, Paris LIQ), 0.210%, 8/2/2012	33,500,000
5,328,625		Malden, MA, 1.25% BANs, 9/28/2012	5,335,086
35,000,000		Massachusetts Bay Transportation Authority General Transportation System, (Series B), 0.55% CP (Fortis Bank SA-NV LIQ), Mandatory Tender 8/28/2012	35,000,000
15,000,000		Massachusetts Bay Transportation Authority General Transportation System, (Series B), 0.55% CP (Fortis Bank SA-NV LIQ), Mandatory Tender 8/9/2012	15,000,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Massachusetts—continued
$8,000,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, 7 Month Window MVRENs (Series 2010A), 0.240%, 8/2/2012	$8,000,000
22,600,000		Massachusetts HEFA, (Series 2008G) Weekly VRDNs (South Shore Hospital)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.500%, 8/2/2012	22,600,000
5,100,000		Massachusetts HEFA, (Series 2009) Weekly VRDNs (CIL Realty of Massachusetts)/(HSBC Bank USA LOC), 0.150%, 8/2/2012	5,100,000
3,850,000		Massachusetts HEFA, (Series C 2008) Weekly VRDNs (Southcoast Health System Obligated Group)/(Bank of America N.A. LOC), 0.270%, 8/2/2012	3,850,000
5,955,000		University of Massachusetts Building Authority, MA, (Commonwealth of Massachusetts), MVRENs (Series 2011-2), 0.240%, 8/2/2012	5,955,000
		TOTAL	177,050,086
		Michigan—4.5%
8,000,000	[3,4]	Detroit, MI City School District, P-FLOATs (Series PA-997R) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.350%, 8/2/2012	8,000,000
7,575,000	[3,4]	Detroit, MI City School District, ROCs (Series 11831) Weekly VRDNs (Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.250%, 8/2/2012	7,575,000
3,900,000	[3,4]	Detroit, MI City School District, Solar Eclipse (Series 2006-0001) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.140%, 8/2/2012	3,900,000
3,150,000		Grand Rapids, MI Economic Development Corp., (Series 1991-A) Weekly VRDNs (Amway Hotel Corp.)/(Bank of America N.A. LOC), 0.370%, 8/1/2012	3,150,000
13,075,000		Grand Rapids, MI EDR, (Series 2007) Weekly VRDNs (MapleCreek)/(Comerica Bank LOC), 0.190%, 8/2/2012	13,075,000
33,450,000		Jackson County, MI Hospital Finance Authority, (Series 2011A) Weekly VRDNs (Allegiance Health)/(JPMorgan Chase Bank, N.A. LOC), 0.180%, 8/2/2012	33,450,000
53,000,000		Michigan Finance Authority, (Series C-1), 2.00% RANs, 8/20/2012	53,039,355
25,000,000		Michigan Finance Authority, (Series C-2), 2.00% RANs (JPMorgan Chase Bank, N.A. LOC), 8/20/2012	25,021,727
40,000,000		Michigan Finance Authority, (Series C-3), 2.00% RANs (Bank of Nova Scotia, Toronto LOC), 8/20/2012	40,035,181
3,455,000		Michigan Finance Authority, Healthcare Equipment Loan (Series D) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.160%, 8/2/2012	3,455,000
500,000		Michigan Higher Education Facilities Authority, (Series 2006) Weekly VRDNs (Albion College)/(JPMorgan Chase Bank, N.A. LOC), 0.170%, 8/2/2012	500,000
4,400,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Adrian College)/(Comerica Bank LOC), 0.200%, 8/2/2012	4,400,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Michigan—continued
$11,865,000		Michigan Higher Education Facilities Authority, (Series 2008B) Weekly VRDNs (Thomas M Cooley Law School)/(FHLB of Boston LOC), 0.150%, 8/2/2012	$11,865,000
8,660,000		Michigan State Financial Authority, (Ascension Health Credit Group), MVRENs (Subseries F-6), 0.240%, 8/2/2012	8,660,000
10,500,000		Michigan State Financial Authority, (Ascension Health Credit Group), MVRENs (Subseries F-7), 0.240%, 8/2/2012	10,500,000
7,100,000		Michigan State Financial Authority, (Ascension Health Credit Group), MVRENs (Subseries F-8), 0.240%, 8/2/2012	7,100,000
1,105,000		Michigan State Hospital Finance Authority, (Series 2003B) Daily VRDNs (Crittenton Hospital Medical Center)/(Comerica Bank LOC), 0.190%, 8/1/2012	1,105,000
1,965,000		Michigan State Hospital Finance Authority, (Series 2007) Weekly VRDNs (Henry Ford Health System, MI)/(JPMorgan Chase Bank, N.A. LOC), 0.160%, 8/1/2012	1,965,000
5,735,000	[3,4]	Michigan State Hospital Financial Authority, ROCs (Series 14016) Weekly VRDNs (Ascension Health Subordinate Credit Group )/(Citibank NA, New York LIQ), 0.160%, 8/2/2012	5,735,000
7,000,000		Michigan State Housing Development Authority, (Series 2000) Weekly VRDNs (JAS Nonprofit Housing Corp. VI)/(JPMorgan Chase Bank, N.A. LOC), 0.170%, 8/2/2012	7,000,000
11,150,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Lutheran Social Services of Michigan)/(Comerica Bank LOC), 0.190%, 8/2/2012	11,150,000
5,165,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Detroit Public Television)/(Comerica Bank LOC), 0.160%, 8/2/2012	5,165,000
700,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Michigan Heartland Goodwill Industries, Inc.)/(Bank of America N.A. LOC), 0.650%, 8/2/2012	700,000
1,160,000		Michigan State Strategic Fund, Limited Obligation Refunding Revenue Bonds Weekly VRDNs (Peachwood Center Association)/(Comerica Bank LOC), 0.200%, 8/2/2012	1,160,000
1,000,000		Michigan State Strategic Fund, Revenue Bond Weekly VRDNs (YMCA of Metropolitan Detroit)/(JPMorgan Chase Bank, N.A. LOC), 0.160%, 8/2/2012	1,000,000
12,575,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (Kroger Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.150%, 8/2/2012	12,575,000
1,065,000		Michigan Strategic Fund, (Series 2011) Weekly VRDNs (Greenpath, Inc.)/(PNC Bank, N.A. LOC), 0.170%, 8/2/2012	1,065,000
5,000,000	[3,4]	Portage, MI Public Schools, Austin Floater Certificates (Series 2008-3030X) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.320%, 8/2/2012	5,000,000
3,245,000		Southfield, MI EDC, (Series 2001) Weekly VRDNs (Lawrence Technological University)/(JPMorgan Chase Bank, N.A. LOC), 0.170%, 8/1/2012	3,245,000
Annual Shareholder Report

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Michigan—continued
$19,700,000	St. Joseph, MI Hospital Finance Authority, (Series 2002) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 8/2/2012	$19,700,000
28,025,000	St. Joseph, MI Hospital Finance Authority, (Series 2003) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 8/2/2012	28,025,000
30,000,000	St. Joseph, MI Hospital Finance Authority, (Series 2006) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 8/2/2012	30,000,000
7,720,000	Wayne County, MI Airport Authority, (Series 2010F) Weekly VRDNs (Detroit Metropolitan Wayne County Airport)/(JPMorgan Chase Bank, N.A. LOC), 0.180%, 8/1/2012	7,720,000
	TOTAL	376,036,263
	Minnesota—2.3%
5,400,000	Albert Lea, MN ISD No. 241, 1.00% TANs (GTD by Minnesota State), 9/28/2012	5,405,208
4,955,000	Bloomington, MN, (Series 2008) Weekly VRDNs (Presbyterian Homes, Inc.)/(FHLMC LOC), 0.170%, 8/2/2012	4,955,000
15,650,000	Burnsville, MN Housing Development, (Series 1999) Weekly VRDNs (Provence, LLC)/(Bank of America N.A. LOC), 0.160%, 8/2/2012	15,650,000
3,150,000	Cohasset, MN, (Series 2000) Weekly VRDNs (Minnesota Power, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 8/2/2012	3,150,000
7,500,000	East Grand Forks, MN Solid Waste Disposal, (Series 2009) Weekly VRDNs (American Crystal Sugar Co.)/(CoBank, ACB LOC), 0.160%, 8/2/2012	7,500,000
9,000,000	Lakeville, MN ISD No. 194, (Series 2011A), 1.50% TANs (GTD by Minnesota State), 8/7/2012	9,001,761
2,600,000	Minneapolis, MN, (Series 1994) Weekly VRDNs (Minnehaha/Lake Partners)/(U.S. Bank, N.A. LOC), 0.210%, 8/1/2012	2,600,000
12,110,000	Minneapolis, MN, Housing Development Revenue Refunding Bonds (Series 1988) Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.150%, 8/2/2012	12,110,000
4,345,000	Minneapolis, MN, Variable Rate Housing Revenue Bonds Weekly VRDNs (One Ten Grant Project)/(FNMA LOC), 0.180%, 8/2/2012	4,345,000
10,725,000	Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2004B) Daily VRDNs (Children's Hospitals & Clinics)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.180%, 8/1/2012	10,725,000
5,100,000	Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2007A—Tranche II) Daily VRDNs (Children's Hospitals & Clinics of Minnesota)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.180%, 8/1/2012	5,100,000
Annual Shareholder Report

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Minnesota—continued
$14,420,000	Minnesota State Higher Education Facility Authority, (Series Five-L) Weekly VRDNs (University of St. Thomas)/(U.S. Bank, N.A. LOC), 0.160%, 8/1/2012	$14,420,000
18,945,000	Minnesota State Higher Education Facility Authority, (Series Five-N2) Weekly VRDNs (College of Saint Catherine)/(U.S. Bank, N.A. LOC), 0.180%, 8/2/2012	18,945,000
4,275,000	Minnesota State Higher Education Facility Authority, (Series Five-S) Weekly VRDNs (William Mitchell College of Law)/(U.S. Bank, N.A. LOC), 0.180%, 8/2/2012	4,275,000
3,660,000	Minnesota State Higher Education Facility Authority, (Series Six-E2) Weekly VRDNs (Hamline University of Minnesota)/(BMO Harris Bank, N.A. LOC), 0.160%, 8/2/2012	3,660,000
3,500,000	Minnesota State Higher Education Facility Authority, (Series Six-J2) Weekly VRDNs (Augsburg College)/(BMO Harris Bank, N.A. LOC), 0.160%, 8/2/2012	3,500,000
700,000	Minnetonka, MN, MFH Revenue Refunding Bonds (Series 1995) Weekly VRDNs (Southampton Apartments (MN))/(U.S. Bank, N.A. LOC), 0.170%, 8/2/2012	700,000
2,655,000	New Hope, MN, (Series 2003A) Weekly VRDNs (Broadway Lanel)/(FNMA LOC), 0.170%, 8/2/2012	2,655,000
4,560,000	Plymouth, MN, (Series 2003) Weekly VRDNs (Parkside Apartments)/(FNMA LOC), 0.170%, 8/2/2012	4,560,000
3,500,000	Robbinsdale, MN, (Series 2004C) Weekly VRDNs (Copperfield Hill)/(Bank of America N.A. LOC), 0.420%, 8/3/2012	3,500,000
15,000,000	Seaway Port Authority of Duluth, MN, (Series of 2000) Weekly VRDNs (St. Lawrence Cement, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.180%, 8/2/2012	15,000,000
2,215,000	Shakopee, MN Hospital Finance Authority Weekly VRDNs (St. Francis Regional Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.160%, 8/2/2012	2,215,000
15,425,000	St. Cloud, MN ISD No. 742, (Series 2011A), 1.00% TANs (GTD by Minnesota State), 8/16/2012	15,429,406
3,900,000	St. Cloud, MN ISD No. 742, (Series 2012B), 1.50% TANs (GTD by Minnesota State), 8/13/2013	3,946,644
14,100,000	St. Cloud, MN, (Series 2008A) Weekly VRDNs (Centracare Health System)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.380%, 8/2/2012	14,100,000
	TOTAL	187,448,019
	Mississippi—0.9%
45,135,000	Mississippi Business Finance Corp., (Series 2008) Weekly VRDNs (200 Renaissance, LLC)/(FHLB of Atlanta LOC), 0.160%, 8/2/2012	45,135,000
6,500,000	Mississippi Business Finance Corp., (Series 2008) Weekly VRDNs (Horn Island Realty LLC)/(Wells Fargo Bank, N.A. LOC), 0.280%, 8/2/2012	6,500,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Mississippi—continued
$12,390,000	[3,4]	Mississippi Development Bank, Solar Eclipse (Series 2006-0153) Weekly VRDNs (Jackson, MS)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.140%, 8/2/2012	$12,390,000
10,000,000		Perry County, MS, (Series 2002) Weekly VRDNs (Leaf River Forest Products, Inc.)/(Bank of Nova Scotia, Toronto LOC), 0.150%, 8/2/2012	10,000,000
		TOTAL	74,025,000
		Missouri—0.8%
8,575,000		Golden Valley, MO Memorial Hospital District, (Series 2006) Weekly VRDNs (UMB Bank, N.A. LOC), 0.250%, 8/2/2012	8,575,000
13,105,000	[3,4]	Missouri Joint Municipal Electric Utility Commission, PUTTERs (Series 4133) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.190%, 8/2/2012	13,105,000
26,000,000		Southwest City, MO IDA, (Series 2009) Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.180%, 8/2/2012	26,000,000
20,000,000		St. Louis, MO, 2.00% TRANs, 5/30/2013	20,294,333
		TOTAL	67,974,333
		Multi-State—0.0%
940,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State Non-AMT) (Series 2009-76) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 0.200%, 8/2/2012	940,000
		Nebraska—1.3%
97,755,000		Central Plains Energy Project, (Project #2) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.150%, 8/2/2012	97,755,000
10,000,000		Washington County, NE, (Series 2010) Weekly VRDNs (Cargill, Inc.), 0.200%, 8/2/2012	10,000,000
		TOTAL	107,755,000
		Nevada—1.3%
40,000,000		Clark County, NV Airport System, Junior Subordinate Lien Revenue Notes (Series 2012A-2), 2.00% BANs, 7/1/2013	40,602,301
6,500,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 D-1) Weekly VRDNs (Citibank NA, New York LOC), 0.180%, 8/1/2012	6,500,000
28,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 D-2A) Weekly VRDNs (Citibank NA, New York LOC), 0.180%, 8/1/2012	28,000,000
28,500,000	[3,4]	Henderson, NV Health Facility, Floater Certificates (Series 2008-2633) Weekly VRDNs (Catholic Healthcare West)/(Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.230%, 8/2/2012	28,500,000
		TOTAL	103,602,301
		New Jersey—3.9%
5,484,000		Cinnaminson, NJ, (Series 2012A), 1.50% BANs, 5/23/2013	5,513,430
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New Jersey—continued
$11,320,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New Jersey Non-AMT) (Series 2009-49) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.150%, 8/2/2012	$11,320,000
15,000,000		Livingston Township, NJ , 1.00% BANs, 2/15/2013	15,052,292
4,500,000		New Jersey Health Care Facilities Financing Authority, (Series 2011C) Weekly VRDNs (Barnabas Health)/(JPMorgan Chase Bank, N.A. LOC), 0.160%, 8/1/2012	4,500,000
5,000,000		New Jersey State Transportation Trust Fund Authority, (Series 2009D) Weekly VRDNs (New Jersey State)/(Wells Fargo Bank, N.A. LOC), 0.150%, 8/1/2012	5,000,000
28,170,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DB-297) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.210%, 8/2/2012	28,170,000
10,260,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-449), 0.30% TOBs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 9/27/2012	10,260,000
185,000,000		New Jersey State VRNs, 0.495%, 8/1/2012	185,021,642
13,300,000		Readington Township, NJ, 1.00% BANs, 2/1/2013	13,340,586
15,000,000		Teaneck, NJ, 1.00% BANs, 4/26/2013	15,062,448
5,000,000	[3,4]	Tobacco Settlement Financing Corp., NJ, PUTTERs (Series 1734B) Daily VRDNs (JPMorgan Chase & Co. LIQ)/(United States Treasury PRF), 0.180%, 8/1/2012	5,000,000
23,400,000		Vineland, NJ, 1.00% BANs, 1/22/2013	23,455,062
		TOTAL	321,695,460
		New Mexico—1.5%
123,410,000		New Mexico Municipal Energy Acquisition Authority, (Series 2009: Gas Supply Revenue Bonds) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.150%, 8/2/2012	123,410,000
		New York—9.5%
20,000,000		Brookhaven, NY, 0.90% BANs, 9/28/2012	20,017,368
20,000,000		Brookhaven, NY, 1.00% BANs, 9/28/2012	20,018,921
12,061,359		Dundee, NY CSD, 1.25% BANs, 6/20/2013	12,130,310
17,728,019		Ithaca, NY, (Series 2012A), 1.00% BANs, 2/15/2013	17,794,865
47,910,000		Metropolitan Transportation Authority, NY, (Subseries 2005E-2) Weekly VRDNs (MTA Transportation Revenue)/(BNP Paribas SA LOC), 0.300%, 8/2/2012	47,910,000
15,000,000		Middletown, NY City School District, 1.00% BANs, 9/27/2012	15,010,899
63,000,000		New York City Housing Development Corp., (Series 2008A: Beekman Tower) Weekly VRDNs (FC Beekman Associates LLC)/(RBS Citizens Bank N.A. LOC), 0.190%, 8/1/2012	63,000,000
Annual Shareholder Report

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	New York—continued
$18,630,000	New York City Housing Development Corp., (Series 2009A) Weekly VRDNs (Q Student Residences, LLC)/(RBS Citizens Bank N.A. LOC), 0.180%, 8/2/2012	$18,630,000
26,900,000	New York City Housing Development Corp., Bruckner by the Bridge (Series 2008A) Weekly VRDNs (Bank of America N.A. LOC), 0.270%, 8/1/2012	26,900,000
50,000,000	New York City, NY Municipal Water Finance Authority, (Series 6), 0.20% CP, Mandatory Tender 9/7/2012	50,000,000
117,570,000	New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2007 Series C-C1) Daily VRDNs (Bank of Nova Scotia, Toronto LIQ), 0.150%, 8/1/2012	117,570,000
74,900,000	New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series FF-2) Daily VRDNs (KBC Bank N.V. LIQ), 0.280%, 8/1/2012	74,900,000
44,085,000	New York City, NY TFA, New York City Recovery Bonds (Subseries 2003A-1) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.200%, 8/1/2012	44,085,000
8,200,000	New York City, NY, (Fiscal 2006 Series F-3) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.160%, 8/2/2012	8,200,000
8,750,000	New York City, NY, (Fiscal 2008 Subseries D-3) Weekly VRDNs (Credit Agricole Corporate and Investment Bank LIQ), 0.320%, 8/2/2012	8,750,000
19,600,000	New York City, NY, (Fiscal 2008 Subseries J-11) Weekly VRDNs (KBC Bank N.V. LIQ), 0.280%, 8/2/2012	19,600,000
42,000,000	New York City, NY, (Fiscal 2012 Series A-4) Daily VRDNs (KBC Bank N.V. LOC), 0.290%, 8/1/2012	42,000,000
32,540,000	New York State HFA, (Series 2009A: 505 West 37th Street Housing) Weekly VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.300%, 8/1/2012	32,540,000
35,300,000	New York State HFA, (Series 2009B: 505 West 37th Street Housing) Weekly VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.300%, 8/1/2012	35,300,000
60,000,000	Oyster Bay, NY, (Series 2012A), 2.50% BANs, 3/8/2013	60,734,613
40,000,000	Rochester, NY, (Series 2012-I), 1.00% BANs, 2/15/2013	40,151,002
10,440,000	Tarrytowns, NY Union Free School District, 1.50% BANs, 2/15/2013	10,507,564
	TOTAL	785,750,542
	North Carolina—1.1%
18,980,000	Mecklenburg County, NC, 7 Month Windows MVRENs (Series 2009D), 0.250%, 8/2/2012	18,980,000
5,205,000	North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Forsyth Country Day School, Inc.)/(Branch Banking & Trust Co. LOC), 0.170%, 8/2/2012	5,205,000
3,700,000	North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co. LOC), 0.170%, 8/2/2012	3,700,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		North Carolina—continued
$4,490,000		North Carolina Capital Facilities Finance Agency, (Series 2006) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.170%, 8/2/2012	$4,490,000
10,450,000		North Carolina Capital Facilities Finance Agency, (Series 2007) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.170%, 8/2/2012	10,450,000
7,135,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Countryside Montessori School)/(Wells Fargo Bank, N.A. LOC), 0.280%, 8/2/2012	7,135,000
9,430,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (St. David's School)/(Branch Banking & Trust Co. LOC), 0.170%, 8/2/2012	9,430,000
7,500,000		North Carolina Medical Care Commission, (Series 2005) Weekly VRDNs (Southeastern Regional Medical Center)/(Branch Banking & Trust Co. LOC), 0.170%, 8/2/2012	7,500,000
3,600,000		North Carolina Medical Care Commission, (Series 2008B) Weekly VRDNs (Deerfield Episcopal Retirement Community)/(Branch Banking & Trust Co. LOC), 0.170%, 8/2/2012	3,600,000
5,515,000	[3,4]	North Carolina State Capital Improvement, Stage Trust (Series 2011-136C) Weekly VRDNs (North Carolina State)/(Wells Fargo Bank, N.A. LIQ), 0.180%, 8/2/2012	5,515,000
4,585,000		North Carolina State Ports Authority, (Series 2008) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.170%, 8/2/2012	4,585,000
11,525,000		Raleigh, NC, (Series 2005B-2) Weekly VRDNs (PNC Bank, N.A. LOC), 0.150%, 8/1/2012	11,525,000
		TOTAL	92,115,000
		North Dakota—0.5%
29,124,000		Grand Forks County, ND, (Series 2010) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.230%, 8/1/2012	29,124,000
10,250,000		North Dakota Rural Water Finance Corp., Public Projects Construction Notes (Series A-5), 1.00% BANs, 8/1/2012	10,250,000
		TOTAL	39,374,000
		Ohio—2.3%
5,955,000		Avon, OH, 1.00% BANs, 6/27/2013	5,989,822
53,500,000		Cleveland, OH Waterworks, (Series Q) Weekly VRDNs (Bank of New York Mellon LOC), 0.130%, 8/2/2012	53,500,000
1,315,000		Erie County, OH, (Series 1996A) Weekly VRDNs (Providence Care Center)/(JPMorgan Chase Bank, N.A. LOC), 0.170%, 8/2/2012	1,315,000
5,500,000		Evendale, OH, SHV Real Estate, Inc. Weekly VRDNs (Nucor Corp.), 0.280%, 8/1/2012	5,500,000
12,815,000		Lancaster, OH Port Authority, (Series 2008) Gas Supply Revenue Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.150%, 8/2/2012	12,815,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Ohio—continued
$100,000		Montgomery County, OH, (Series 2008B) Daily VRDNs (Miami Valley Hospital)/(Barclays Bank PLC LIQ), 0.140%, 8/1/2012	$100,000
22,500,000		Ohio HFA, Mortgage-Backed Securities Program (Series 2010C) Weekly VRDNs (GNMA COL)/(KBC Bank N.V. LIQ), 0.600%, 8/1/2012	22,500,000
11,000,000		Ohio State Higher Educational Facility Commission, (Series 2008B) Weekly VRDNs (University Hospitals Health System, Inc.)/(RBS Citizens Bank N.A. LOC), 0.210%, 8/1/2012	11,000,000
24,415,000		Ohio State Higher Educational Facility Commission, (Series 2008E) Weekly VRDNs (University Hospitals Health System, Inc.)/(RBS Citizens Bank N.A. LOC), 0.240%, 8/1/2012	24,415,000
10,200,000		Ohio State Higher Educational Facility Commission, (Series A) Weekly VRDNs (John Carroll University, OH)/(JPMorgan Chase Bank, N.A. LOC), 0.170%, 8/2/2012	10,200,000
7,700,000	[3,4]	Ohio State Higher Educational Facility Commission, Clipper Floater Certificates (Series 2009-50) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.150%, 8/2/2012	7,700,000
33,400,000		Ohio State Revenue, (Series 2012A), 0.35% BANs (Ohio Revitalization Program), 5/30/2013	33,400,000
3,975,000		Westlake, OH, (Series 2005) Weekly VRDNs (Lutheran Homes of Ohio Corp.)/(RBS Citizens Bank N.A. LOC), 0.280%, 8/2/2012	3,975,000
		TOTAL	192,409,822
		Oklahoma—0.1%
6,570,000		Oklahoma State Industrial Authority, (Series 2002) Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC), 0.240%, 8/2/2012	6,570,000
		Oregon—0.1%
4,000,000		Oregon Health and Science University, (Series 2012B-2) Weekly VRDNs (Union Bank, N.A. LOC), 0.150%, 8/1/2012	4,000,000
		Pennsylvania—6.3%
1,620,000		Allegheny County, PA IDA, (Series 2008A) Weekly VRDNs (Vincentian Collaborative System)/(PNC Bank, N.A. LOC), 0.170%, 8/2/2012	1,620,000
4,115,000		Allegheny County, PA IDA, (Series of 2002) Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 0.220%, 8/2/2012	4,115,000
18,400,000		Beaver County, PA IDA, (Series 2006-A) Weekly VRDNs (FirstEnergy Corp.)/(UBS AG LOC), 0.190%, 8/1/2012	18,400,000
12,125,000		Bucks County, PA IDA, (Series 2007A) Weekly VRDNs (Pennswood Village)/(Bank of America N.A. LOC), 0.320%, 8/2/2012	12,125,000
3,090,000		Bucks County, PA IDA, (Series A of 2008) Weekly VRDNs (Grand View Hospital)/(TD Bank, N.A. LOC), 0.130%, 8/2/2012	3,090,000
9,500,000		Butler County, PA General Authority, (Series 2011) Weekly VRDNs (South Park School District)/(Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.310%, 8/2/2012	9,500,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Pennsylvania—continued
$3,000,000		Chester County, PA IDA, (Series 2003) Weekly VRDNs (West Chester University)/(FHLB of Pittsburgh LOC), 0.160%, 8/1/2012	$3,000,000
1,370,000		Chester County, PA IDA, (Series of 2001) Weekly VRDNs (Malvern Preparatory School)/(Citizens Bank of Pennsylvania LOC), 0.280%, 8/2/2012	1,370,000
7,500,000		Clearfield County, PA IDA, (Series 2002) Weekly VRDNs (Dubois Area Catholic School)/(PNC Bank, N.A. LOC), 0.170%, 8/2/2012	7,500,000
6,940,000	[3,4]	Commonwealth of Pennsylvania, BB&T Floater Certificates (Series 2008-01) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.130%, 8/2/2012	6,940,000
7,845,000		Cumberland County, PA Municipal Authority, (Series 2008C) Weekly VRDNs (Presbyterian Homes, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.170%, 8/2/2012	7,845,000
17,000,000		Dallastown Area School District, PA, (Series 2012) VRNs, 1.518%, 10/1/2012	17,130,955
3,210,000		Delaware County, PA Authority, (Series 2008) Weekly VRDNs (Eastern University)/(TD Bank, N.A. LOC), 0.170%, 8/2/2012	3,210,000
27,945,000		Erie County, PA Hospital Authority, (Series 2010B) Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.150%, 8/2/2012	27,945,000
4,115,000		Governor Mifflin, PA School District, (Series of 2010) Weekly VRDNs (PNC Bank, N.A. LOC), 0.170%, 8/2/2012	4,115,000
4,000,000		Haverford Twp, PA School District, (Series 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.160%, 8/2/2012	4,000,000
5,000,000	[3,4]	Hempfield, PA School District, RBC Muni Trust (Series 2011-E30) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.150%, 8/2/2012	5,000,000
9,675,000		Lancaster, PA IDA, (Series A of 2009) Weekly VRDNs (Willow Valley Retirement Communities)/(PNC Bank, N.A. LOC), 0.150%, 8/2/2012	9,675,000
7,000,000		Mercer County, PA, (Series 2011) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.310%, 8/2/2012	7,000,000
8,650,000		Montgomery County, PA IDA Weekly VRDNs (Waverly Heights, Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.160%, 8/2/2012	8,650,000
6,555,000		Moon, PA IDA, (Series 2007: Providence Point Project) Weekly VRDNs (Baptist Homes, Inc.)/(Bank of Scotland, Edinburgh LOC), 0.190%, 8/2/2012	6,555,000
14,150,000		North Penn, PA Water Authority, (Series 2008) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.160%, 8/2/2012	14,150,000
5,030,000		Pennsylvania EDFA, (2006 Series A1) Weekly VRDNs (Ellwood City Hospital (PA))/(PNC Bank, N.A. LOC), 0.170%, 8/2/2012	5,030,000
100,000		Pennsylvania EDFA, (Series 1996 E) Weekly VRDNs (Adelphoi, Inc.)/(PNC Bank, N.A. LOC), 0.280%, 8/2/2012	100,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Pennsylvania—continued
$20,145,000	[3,4]	Pennsylvania EDFA, Stage Trust (Series 2009-81C) Weekly VRDNs (Aqua Pennsylvania, Inc. )/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.180%, 8/2/2012	$20,145,000
2,870,000		Pennsylvania HFA, (Series 2008-O) Weekly VRDNs (Foxwood Manor Apartments)/(GTD by FHLMC), 0.160%, 8/2/2012	2,870,000
7,645,000		Pennsylvania HFA, (Series 2008B) Weekly VRDNs (Bank of America N.A. LIQ), 0.220%, 8/1/2012	7,645,000
4,600,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002 K1) Weekly VRDNs (University of Scranton)/(JPMorgan Chase Bank, N.A. LOC), 0.220%, 8/2/2012	4,600,000
23,645,000		Pennsylvania State Higher Education Facilities Authority, (Series 2007B) Weekly VRDNs (La Salle University)/(Citizens Bank of Pennsylvania LOC), 0.180%, 8/1/2012	23,645,000
2,830,000		Pennsylvania State Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Holy Family University)/(TD Bank, N.A. LOC), 0.160%, 8/2/2012	2,830,000
100,000		Pennsylvania State Higher Education Facilities Authority, (Series I-6) Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.150%, 8/2/2012	100,000
9,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.150%, 8/2/2012	9,000,000
19,940,000	[3,4]	Pennsylvania State Turnpike Commission, RBC Muni Trust (Series E-22) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.150%, 8/2/2012	19,940,000
49,650,000		Philadelphia, PA School District, (Series F of 2010) Weekly VRDNs (Barclays Bank PLC LOC), 0.150%, 8/2/2012	49,650,000
124,125,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.470%, 8/2/2012	124,125,000
45,000,000		Pittsburgh, PA Water & Sewer Authority, (Series C-2 of 2008) (Subordinate Bonds) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.400%, 8/2/2012	45,000,000
3,655,000		Ridley, PA School District, (Series of 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.160%, 8/2/2012	3,655,000
22,635,000		Washington County, PA Hospital Authority, (Series 2007B) Weekly VRDNs (Washington Hospital, PA)/(PNC Bank, N.A. LOC), 0.160%, 8/2/2012	22,635,000
		TOTAL	523,905,955
		South Carolina—0.3%
4,400,000		South Carolina Jobs-EDA, (Series 2002) Weekly VRDNs (Carolina Piedmont Foundation, Inc.)/(Bank of America N.A. LOC), 0.300%, 8/2/2012	4,400,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		South Carolina—continued
$9,110,000		South Carolina Jobs-EDA, (Series 2006B) Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.160%, 8/2/2012	$9,110,000
4,000,000		South Carolina Jobs-EDA, (Series 2007A) Weekly VRDNs (Woodhead LLC)/(FHLB of Atlanta LOC), 0.250%, 8/2/2012	4,000,000
4,890,000		South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Pinewood Preparatory School)/(Branch Banking & Trust Co. LOC), 0.170%, 8/2/2012	4,890,000
		TOTAL	22,400,000
		Tennessee—0.9%
5,365,000		Blount County, TN Public Building Authority, (Series E-7-A) Weekly VRDNs (Monroe County, TN)/(Branch Banking & Trust Co. LOC), 0.170%, 8/1/2012	5,365,000
1,470,000		Blount County, TN Public Building Authority, (Series E-8-A) Weekly VRDNs (Maryville, TN)/(Branch Banking & Trust Co. LOC), 0.170%, 8/1/2012	1,470,000
11,115,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-3-D) Daily VRDNs (Jefferson County, TN)/(KBC Bank N.V. LOC), 0.500%, 8/1/2012	11,115,000
10,100,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-4-A) Daily VRDNs (Hamblen County, TN)/(KBC Bank N.V. LOC), 0.500%, 8/1/2012	10,100,000
25,415,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Ascension Health Credit Group), MVRENs (Series 2001B-1), 0.240%, 8/2/2012	25,415,000
4,630,000		Sevier County, TN Public Building Authority, (Series V-B-1) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.170%, 8/2/2012	4,630,000
10,095,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-3) Daily VRDNs (Morgan County, TN)/(KBC Bank N.V. LOC), 0.500%, 8/1/2012	10,095,000
7,000,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-E-1) Weekly VRDNs (Oak Ridge, TN)/(KBC Bank N.V. LOC), 0.740%, 8/1/2012	7,000,000
		TOTAL	75,190,000
		Texas—8.4%
3,500,000		Bexar County, TX Housing Finance Corp., (Series 2005A) Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 0.160%, 8/2/2012	3,500,000
24,150,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Texas Non-AMT) (Series 2009-64) Weekly VRDNs (GTD by Texas PSFG Program)/(State Street Bank and Trust Co. LIQ), 0.180%, 8/2/2012	24,150,000
23,560,000		Dallas, TX Performing Arts Cultural Facilities Corp., (Series 2008A) Daily VRDNs (Dallas Center for the Performing Arts Foundation, Inc.)/(Bank of America N.A. LOC), 0.190%, 8/1/2012	23,560,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Texas—continued
$28,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.22% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 12/5/2012	$28,000,000
9,815,000	[3,4]	Harris County, TX Cultural Education Facilities Finance Corp., Stage Trust (Series 2011-05C), 0.27% TOBs (Texas Medical Center Central Heating)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Mandatory Tender 10/25/2012	9,815,000
11,290,000		Harris County, TX Education Facilities Finance Corp., (Series 2008B) Daily VRDNs (Young Men's Christian Association of the Greater Houston Area)/(Bank of America N.A. LOC), 0.250%, 8/1/2012	11,290,000
16,000,000		Harris County, TX Education Facilities Finance Corp., (Series 2008C) Daily VRDNs (Young Men's Christian Association of the Greater Houston Area)/(Bank of America N.A. LOC), 0.250%, 8/1/2012	16,000,000
34,450,000		Harris County, TX Education Facilities Finance Corp., (Series 2008D-1) Weekly VRDNs (Memorial Hermann Healthcare System)/(JPMorgan Chase Bank, N.A. LOC), 0.160%, 8/2/2012	34,450,000
5,625,000		Harris County, TX HFDC, (Series 2000) Weekly VRDNs (St. Dominic Village)/(JPMorgan Chase Bank, N.A. LOC), 0.170%, 8/2/2012	5,625,000
35,000,000		Harris County, TX HFDC, (Series 2005A) Weekly VRDNs (St. Luke's Episcopal Hospital)/(JPMorgan Chase Bank, N.A. and Wells Fargo Bank, N.A. LIQs), 0.170%, 8/2/2012	35,000,000
11,000,000	[3,4]	Harris County, TX HFDC, RBC Muni Trust (Series E-27) Weekly VRDNs (Memorial Hermann Healthcare System)/(Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.150%, 8/2/2012	11,000,000
40,000,000		Harris County, TX, Toll Road Senior Lien Revenue and Refunding Bonds (Series 2011A), 2.00% TOBs (Harris County, TX Toll Road Authority) Mandatory Tender 8/15/2012	40,026,411
47,460,000		Houston, TX Combined Utility System, (Series 2004B-5) Weekly VRDNs (Lloyds TSB Bank PLC, London LOC), 0.150%, 8/2/2012	47,460,000
11,310,000	[3,4]	Irving, TX ISD, SPEARs (Series DB-603) Weekly VRDNs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), 0.220%, 8/2/2012	11,310,000
13,355,000	[3,4]	Judson, TX ISD, SPEARs (Series DB-423) Weekly VRDNs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), 0.210%, 8/2/2012	13,355,000
9,585,000		Kendall County, TX HFDC, (Series 2008) Weekly VRDNs (Morningside Ministries Foundation, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.190%, 8/2/2012	9,585,000
5,130,000	[3,4]	Lamar, TX Consolidated ISD, ROCs (Series 12266) Weekly VRDNs (GTD by Texas PSFG Program)/(Citibank NA, New York LIQ), 0.180%, 8/2/2012	5,130,000
18,965,000	[3,4]	Longview, TX ISD, Stage Trust (Series 2008-45C), 0.30% TOBs (GTD by Texas PSFG Program)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 12/27/2012	18,965,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Texas—continued
$16,830,000	[3,4]	Love Field Airport Modernization Corporation, TX, Stage Trust (Series 2011-11C), 0.30% TOBs (Southwest Airlines Co.)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 12/27/2012	$16,830,000
21,900,000		Lower Colorado River Authority, TX, (Series A), 0.20% CP, Mandatory Tender 8/20/2012	21,900,000
15,000,000		Port Arthur Navigation District, TX IDC, (Series 2011) Weekly VRDNs (Total Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.220%, 8/1/2012	15,000,000
25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.220%, 8/1/2012	25,000,000
27,500,000		San Antonio, TX Electric & Gas System, (Series A), 0.25% CP (Bank of America N.A. and State Street Bank and Trust Co. LIQs), Mandatory Tender 8/10/2012	27,500,000
33,595,000	[3,4]	San Antonio, TX Electric & Gas System, Municipal Securities Trust Receipts (Series 1997-SG-105) Weekly VRDNs (Societe Generale, Paris LIQ)/(United States Treasury PRF), 0.500%, 8/2/2012	33,595,000
15,000,000		San Antonio, TX Housing Finance Corp., (Series 2008) Weekly VRDNs (Artisan at San Pedro Creek Apartments)/(FHLMC LOC), 0.150%, 8/2/2012	15,000,000
8,685,000	[3,4]	Texas State Transportation Commission, Eagles (Series 2007-0139) Weekly VRDNs (Texas State)/(Citibank NA, New York LIQ), 0.150%, 8/2/2012	8,685,000
100,000,000		Texas State, (Series 2011A), 2.50% TRANs, 8/30/2012	100,177,355
23,000,000	[3,4]	Texas State, Municipal Securities Trust Receipts (Series 2007-SGC-9) Weekly VRDNs (Societe Generale, Paris LIQ), 0.240%, 8/2/2012	23,000,000
45,535,000	[3,4]	Texas State, PUTTERs (Series 3946) Daily VRDNs (JPMorgan Chase & Co. LIQ), 0.180%, 8/1/2012	45,535,000
8,330,000		Texas State, Veterans Bonds (Series 2012A) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.150%, 8/1/2012	8,330,000
10,295,000	[3,4]	Texas Water Development Board, MERLOTS (Series 2008-C51) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.180%, 8/1/2012	10,295,000
		TOTAL	699,068,766
		Utah—0.5%
42,500,000		Utah State Transit Authority, Subordinated Sales Tax Revenue Bonds (Series 2006A) Daily VRDNs (BNP Paribas SA LOC), 0.160%, 8/1/2012	42,500,000
		Virginia—1.3%
6,400,000		Alexandria, VA IDA, (Series 2005) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.160%, 8/2/2012	6,400,000
8,030,000		Farmville, VA IDA, (Series 2007) Weekly VRDNs (Longwood University Real Estate Foundation, Inc.)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.370%, 8/2/2012	8,030,000
17,550,000		Henrico County, VA EDA, (Series 2008D) Weekly VRDNs (Bon Secours Health System)/(JPMorgan Chase Bank, N.A. LOC), 0.170%, 8/1/2012	17,550,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Virginia—continued
$9,375,000		Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.170%, 8/2/2012	$9,375,000
16,965,000		Lynchburg, VA IDA, (Series 2004 C) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.170%, 8/2/2012	16,965,000
9,250,000		Norfolk, VA EDA, (Sentara Health Systems Obligation Group), MVRENs (Series 2010 C), 0.270%, 8/2/2012	9,250,000
4,000,000		Roanoke, VA IDA, (Series 2005A-1) Daily VRDNs (Carilion Health System Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.170%, 8/1/2012	4,000,000
27,965,000		Rockingham County, VA IDA, (Series 2003) Weekly VRDNs (Sunnyside Presbyterian Home)/(Branch Banking & Trust Co. LOC), 0.170%, 8/2/2012	27,965,000
4,400,000		Virginia Small Business Financing Authority, (Series 2010) Weekly VRDNs (Bon Secours Health System)/(JPMorgan Chase Bank, N.A. LOC), 0.150%, 8/1/2012	4,400,000
		TOTAL	103,935,000
		Washington—0.6%
3,365,000	[3,4]	NJB Properties, Solar Eclipse (Series 2007-0106) Weekly VRDNs (King County, WA)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.140%, 8/2/2012	3,365,000
20,000,000		Washington State Health Care Facilities Authority, (Series 2011C) Weekly VRDNs (Swedish Health Services)/(Citibank NA, New York LOC), 0.310%, 8/1/2012	20,000,000
12,930,000	[3,4]	Washington State Health Care Facilities Authority, Stage Trust (Series 2008-48C), 0.27% TOBs (Virginia Mason Medical Center)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 10/25/2012	12,930,000
16,560,000		Washington State Higher Education Facilities Authority, (Series 2007) Weekly VRDNs (Saint Martin's University)/(U.S. Bank, N.A. LOC), 0.160%, 8/2/2012	16,560,000
		TOTAL	52,855,000
		West Virginia—0.6%
15,130,000		Cabell County, WV, (Series 2010A) Weekly VRDNs (Provident Group-Marshall Properties, LLC)/(Bank of America N.A. LOC), 0.240%, 8/2/2012	15,130,000
10,800,000		West Virginia EDA Solid Waste Disposal Facilities, (Series 2009A) Weekly VRDNs (Appalachian Power Co.)/(Sumitomo Mitsui Banking Corp. LOC), 0.180%, 8/2/2012	10,800,000
24,300,000		West Virginia State Hospital Finance Authority, (Series 2008A) Weekly VRDNs (Cabell Huntington Hospital)/(Branch Banking & Trust Co. LOC), 0.170%, 8/2/2012	24,300,000
		TOTAL	50,230,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Wisconsin—1.5%
$22,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Wisconsin Non-AMT) (Series 2009-6) Weekly VRDNs (Wisconsin State)/(State Street Bank and Trust Co. LIQ), 0.200%, 8/2/2012	$22,000,000
4,800,000		Middleton-Cross Plains, WI Area School District, 1.00% TRANs, 9/18/2012	4,803,001
6,000,000		Milwaukee, WI, (Series 2012 C-6), 0.370%, 8/6/2012	6,000,000
10,000,000		Milwaukee, WI, (Series 2012 R-7), 0.240%, 8/7/2012	10,000,000
16,000,000		Oshkosh, WI School District, 1.00% TRANs, 9/28/2012	16,015,132
3,935,000		Wausau, WI CDA, (Series 2008A) Weekly VRDNs (Clover Industries, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 8/2/2012	3,935,000
3,900,000		West De Pere WI School District, 1.00% TRANs, 10/1/2012	3,902,773
20,000,000		Wisconsin Health & Educational Facilities Authority, (Series 2010C), 0.40% CP (Aurora Health Care, Inc.)/(Bank of America N.A. LOC), Mandatory Tender 8/6/2012	20,000,000
23,165,000		Wisconsin State HEFA Weekly VRDNs (Ripon College)/(BMO Harris Bank, N.A. LOC), 0.160%, 8/2/2012	23,165,000
3,770,000		Wisconsin State HEFA, (Series 2008A) Weekly VRDNs (Meriter Retirement Services, Inc.)/(KBC Bank N.V. LOC), 0.750%, 8/2/2012	3,770,000
4,625,000		Wisconsin State HEFA, (Series 2008B) Weekly VRDNs (Meriter Retirement Services, Inc.)/(U.S. Bank, N.A. LOC), 0.170%, 8/2/2012	4,625,000
3,820,000		Wisconsin State HEFA, (Series 2009) Weekly VRDNs (Lawrence University, WI)/(JPMorgan Chase Bank, N.A. LOC), 0.160%, 8/2/2012	3,820,000
		TOTAL	122,035,906
		Wyoming—0.1%
760,000		Sweetwater County, WY PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.150%, 8/1/2012	760,000
7,160,000		Wyoming Student Loan Corp., (Senior Series 2010A-1) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.150%, 8/2/2012	7,160,000
		TOTAL	7,920,000
		TOTAL MUNICIPAL INVESTMENTS—99.9% (AT AMORTIZED COST)[5]	8,286,288,223
		OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	6,128,200
		TOTAL NET ASSETS—100%	$8,292,416,423
Annual Shareholder Report

At July 31, 2012, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2012, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value (unaudited)
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2012, these restricted securities amounted to $1,706,574,000, which represented 20.6% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2012, these liquid restricted securities amounted to $1,706,574,000, which represented 20.6% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2012.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Annual Shareholder Report

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CCD	—Community College District
CDA	—Community Development Authority
COL	—Collateralized
COP	—Certificate of Participation
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Commission
EDFA	—Economic Development Finance Authority
EDR	—Economic Development Revenue
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
INS	—Insured
ISD	—Independent School District
LIQs	—Liquidity Agreements
LOC	—Letter of Credit
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	—Multi-Family Housing
MVRENs	—Municipal Variable Rate Extendable Notes
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRB	—Pollution Control Revenue Bond
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
PRF	—Prerefunded
PSFG	—Permanent School Fund Guarantee
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
USDT	—Unified School District
VRDNs	—Variable Rate Demand Notes
VRNs	—Variable Rate Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.002	0.015	0.028
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.002	0.015	0.028
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.002)	(0.015)	(0.028)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.002)	(0.015)	(0.028)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.04%	0.10%	0.18%	1.49%	2.79%
Ratios to Average Net Assets:
Net expenses	0.21%[3]	0.21%[3]	0.22%[3]	0.23%[3]	0.20%[3]
Net investment income	0.03%	0.10%	0.17%	1.34%	2.67%
Expense waiver/reimbursement[4]	0.08%	0.08%	0.07%	0.08%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,671,609	$9,147,097	$8,290,468	$14,743,753	$10,053,590
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.21%, 0.21%, 0.22%, 0.23% and 0.20% for the years ended July 31, 2012, 2011, 2010, 2009 and 2008, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.012	0.025
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.012	0.025
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.012)	(0.025)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.012)	(0.025)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.03%	1.24%	2.54%
Ratios to Average Net Assets:
Net expenses	0.24%[3]	0.30%[3]	0.37%[3]	0.48%[3]	0.45%[3]
Net investment income	0.01%	0.01%	0.02%	1.13%	2.52%
Expense waiver/reimbursement[4]	0.30%	0.24%	0.17%	0.08%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,620,808	$1,634,926	$1,950,703	$2,924,183	$2,623,669
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.24%, 0.30%, 0.37%, 0.48% and 0.45% for the years ended July 31, 2012, 2011, 2010, 2009 and 2008, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
July 31, 2012
Assets:
Total investment in securities, at amortized cost and fair value		$8,286,288,223
Cash		198,894
Income receivable		10,042,357
Receivable for shares sold		177,731
TOTAL ASSETS		8,296,707,205
Liabilities:
Payable for investments purchased	$3,946,644
Payable for shares redeemed	32,428
Income distribution payable	144,433
Payable for Directors'/Trustees' fees	11,388
Payable for shareholder services fee (Note 5)	12,163
Accrued expenses	143,726
TOTAL LIABILITIES		4,290,782
Net assets for 8,292,463,759 shares outstanding		$8,292,416,423
Net Assets Consist of:
Paid-in capital		$8,292,444,276
Accumulated net realized gain on investments		27,384
Distributions in excess of net investment income		(55,237)
TOTAL NET ASSETS		$8,292,416,423
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$6,671,608,522 ÷ 6,671,644,436 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$1,620,807,901 ÷ 1,620,819,323 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended July 31, 2012
Investment Income:
Interest			$22,530,926
Expenses:
Investment adviser fee (Note 5)		$18,439,426
Administrative fee (Note 5)		7,193,198
Custodian fees		300,268
Transfer and dividend disbursing agent fees and expenses		72,821
Directors'/Trustees' fees		66,718
Auditing fees		20,000
Legal fees		43,105
Portfolio accounting fees		174,262
Shareholder services fee (Note 5)		3,397,446
Account administration fee (Note 2)		959,272
Share registration costs		88,586
Printing and postage		50,074
Insurance premiums		22,282
Miscellaneous		51,813
TOTAL EXPENSES		30,879,271
Waivers, Reimbursements and Reduction:
Waiver of investment adviser fee (Note 5)	$(6,922,222)
Waiver of administrative fee (Note 5)	(176,997)
Waiver of shareholder services fee (Note 5)	(3,059,605)
Reimbursement of shareholder services fee (Note 5)	(337,841)
Reimbursement of account administration fee (Note 2)	(530,561)
Reduction of custodian fees (Note 6)	(124)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(11,027,350)
Net expenses			19,851,921
Net investment income			2,679,005
Net realized gain on investments			51,168
Change in net assets resulting from operations			$2,730,173
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended July 31	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,679,005	$8,958,866
Net realized gain on investments	51,168	631,796
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,730,173	9,590,662
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,560,526)	(8,684,121)
Service Shares	(174,206)	(180,012)
Distributions from net realized gain on investments
Institutional Shares	(296,048)	(253,206)
Service Shares	(72,125)	(54,395)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,102,905)	(9,171,734)
Share Transactions:
Proceeds from sale of shares	26,662,614,098	35,631,587,078
Net asset value of shares issued to shareholders in payment of distributions declared	888,135	2,910,109
Cost of shares redeemed	(29,152,736,772)	(35,094,063,490)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,489,234,539)	540,433,697
Change in net assets	(2,489,607,271)	540,852,625
Net Assets:
Beginning of period	10,782,023,694	10,241,171,069
End of period (including undistributed (distributions in excess of) net investment income of $(55,237) and $490, respectively)	$8,292,416,423	$10,782,023,694
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
July 31, 2012
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Tax-Free Obligations Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund's investments normally will not be subject to the AMT for individuals and corporations, and may be subject to state and local taxes.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) or an affiliated adviser, and others to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear shareholder services fees and account administration fees unique to those classes. For the year ended July 31, 2012, account administration fees for the Fund were as follows:
	Account Administration Fees Incurred	Account Administration Fees Reimbursed
Service Shares	$959,272	$(530,561)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the
Annual Shareholder Report

securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2012		2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	22,870,054,062	$22,870,054,062	31,908,733,821	$31,908,733,821
Shares issued to shareholders in payment of distributions declared	796,796	796,796	2,829,617	2,829,617
Shares redeemed	(25,346,359,495)	(25,346,359,495)	(31,055,286,831)	(31,055,286,831)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,475,508,637)	$(2,475,508,637)	856,276,607	$856,276,607
Year Ended July 31	2012		2011
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,792,560,036	$3,792,560,036	3,722,853,257	$3,722,853,257
Shares issued to shareholders in payment of distributions declared	91,339	91,339	80,492	80,492
Shares redeemed	(3,806,377,277)	(3,806,377,277)	(4,038,776,659)	(4,038,776,659)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(13,725,902)	$(13,725,902)	(315,842,910)	$(315,842,910)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(2,489,234,539)	$(2,489,234,539)	540,433,697	$540,433,697
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2012 and 2011, was as follows:
	2012	2011
Tax-exempt income	$2,734,732	$8,864,133
Ordinary income[1]	$212,853	$102,534
Long-term capital gains	$155,320	$205,067
1	For tax purposes, short-term capital gain distributions are treated as ordinary income distributions.
Annual Shareholder Report

As of July 31, 2012, the components of distributable earnings on a tax basis were as follows:
Distributions in excess of ordinary income	$(55,237)
Undistributed long-term capital gains	$27,384
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2012, the Adviser voluntarily waived $6,922,222 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $176,997 of its fee.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2012, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed	Service Fees Waived by Unaffiliated Third Parties
Service Shares	$3,397,446	$(337,841)	$(3,059,605)
For the year ended July 31, 2012, the Fund's Institutional Shares did not incur Service Fees.
Annual Shareholder Report

Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.21% and 0.46% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $4,999,350,000 and $4,004,735,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
6. EXPENSE Reduction
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended July 31, 2012, the Fund's expenses were reduced by $124 under these arrangements.
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2012, there were no outstanding loans. During the year ended July 31, 2012, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2012, there were no outstanding loans. During the year ended July 31, 2012, the program was not utilized.
Annual Shareholder Report

9. Subsequent events
On August 15, 2012, the Trustees approved the elimination of minimum administrative personnel and services fees effective September 1, 2012. Prior to this date, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares.
Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2012, the amount of long-term capital gains designated by the Fund was $155,320.
For the year ended July 31, 2012, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF the MONEY MARKET OBLIGATIONS TRUST AND THE SHAREHOLDERS of federated tax-free obligations fund:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Tax-Free Obligations Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2012 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Tax-Free Obligations Fund as of July 31, 2012, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 24, 2012
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2012 to July 31, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2012	Ending Account Value 7/31/2012	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.30	$1.04
Service Shares	$1,000	$1,000.00	$1.24[2]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.82	$1.06
Service Shares	$1,000	$1,023.62	$1.26[2]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.21%
Service Shares	0.25%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.46% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.29 and $2.31, respectively.
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Trust comprised 36 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
Annual Shareholder Report

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER AND VICE PRESIDENT Began serving: May 2004	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since December 1989. Ms. Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004 and Chief Investment Officer of Tax-Free Money Markets in 2010and is a Vice President of the Trust with respect to the Fund. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2012
Federated Tax-Free Obligations Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be
Annual Shareholder Report

competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses born by the Fund.
Annual Shareholder Report

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Tax-Free Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N401
CUSIP 60934N880
Q450528 (9/12)
Federated is a registered trademark of Federated Investors, Inc.
2012 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2012
Share Class	Ticker
Institutional	TOIXX
Service*	TOSXX
Capital**	TOCXX
Trust	TOTXX
*formerly, Institutional Service Shares
**formerly, Institutional Capital Shares
Federated Treasury Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2012, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	71.9%
U.S Treasury Securities	27.9%
Other Assets and Liabilities—Net[2]	0.2%
TOTAL	100.0%
At July 31, 2012, the Fund's effective maturity3 schedule was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	64.1%
8-30 Days	5.5%
31-90 Days	14.5%
91-180 Days	3.8%
181 Days or more	11.9%
Other Assets and Liabilities—Net[2]	0.2%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2012
Principal Amount			Value
		Repurchase Agreements—71.9%
$433,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 0.16%, dated 7/18/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $500,066,667 on 8/17/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 4/15/2029 and the market value of those underlying securities was $510,031,830.	$433,000,000
700,000,000		Interest in $800,000,000 joint repurchase agreement 0.17%, dated 7/31/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $800,003,778 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 7/31/2016 and the market value of those underlying securities was $816,003,869.	700,000,000
75,000,000		Repurchase agreement 0.20%, dated 7/31/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $75,000,417 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2026 and the market value of those underlying securities was $76,500,528.	75,000,000
135,000,000		Interest in $350,000,000 joint repurchase agreement 0.17%, dated 7/31/2012 under which Bank of Montreal will repurchase securities provided as collateral for $350,001,653 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 6/30/2015 and the market value of those underlying securities was $357,001,759.	135,000,000
403,000,000	[1]	Interest in $470,000,000 joint repurchase agreement 0.17%, dated 5/22/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $470,199,750 on 8/22/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2041 and the market value of those underlying securities was $479,556,255.	403,000,000
868,000,000	[1]	Interest in $1,000,000,000 joint repurchase agreement 0.17%, dated 6/19/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,425,000 on 9/17/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2037 and the market value of those underlying securities was $1,020,207,201.	868,000,000
Annual Shareholder Report
2

Principal Amount		Value
	Repurchase Agreements—continued
$2,000,000,000	Interest in $5,100,000,000 joint repurchase agreement 0.17%, dated 7/31/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $5,100,024,083 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 3/31/2019 and the market value of those underlying securities was $5,202,024,613.	$2,000,000,000
100,000,000	Repurchase agreement 0.17%, dated 7/31/2012 under which CIBC World Markets Corp. will repurchase a security provided as collateral for $100,000,472 on 8/1/2012. The security provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, was a U.S. Treasury security maturing on 12/31/2013 and the market value of that underlying security was $102,003,103.	100,000,000
150,000,000	Interest in $250,000,000 joint repurchase agreement 0.16%, dated 7/31/2012 under which Citibank, N.A. will repurchase securities provided as collateral for $250,001,111 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2021 and the market value of those underlying securities was $255,001,224.	150,000,000
650,000,000	Interest in $750,000,000 joint repurchase agreement 0.16%, dated 7/31/2012 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $750,003,333 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2021 and the market value of those underlying securities was $765,003,413.	650,000,000
135,564,000	Interest in $4,000,000,000 joint repurchase agreement 0.17%, dated 7/31/2012 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,018,889 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2039 and the market value of those underlying securities was $4,080,019,267.	135,564,000
428,000,000	Interest in $500,000,000 joint repurchase agreement 0.15%, dated 7/26/2012 under which CS First Boston Corp. will repurchase securities provided as collateral for $500,014,583 on 8/2/2012. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2041 and the market value of those underlying securities was $510,015,291.	428,000,000
250,000,000	Repurchase agreement 0.16%, dated 7/31/2012 under which CS First Boston Corp. will repurchase a security provided as collateral for $250,007,778 on 8/7/2012. The security provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, was a U.S. Treasury security maturing on 10/31/2014 and the market value of that underlying security was $255,000,342.	250,000,000
Annual Shareholder Report
3

Principal Amount		Value
	Repurchase Agreements—continued
$1,000,000,000	Repurchase agreement 0.17%, dated 7/25/2012 under which CS First Boston Corp. will repurchase securities provided as collateral for $1,000,033,056 on 8/1/2012. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2042 and the market value of those underlying securities was $1,020,031,026.	$1,000,000,000
149,000,000	Repurchase agreement 0.07%, dated 7/31/2012 under which Deutsche Bank Securities, Inc. will repurchase a security provided as collateral for $149,000,290 on 8/1/2012. The security provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, was a U.S. Treasury security maturing on 7/25/2013 and the market value of that underlying security was $151,980,356.	149,000,000
940,000,000	Interest in $1,100,000,000 joint repurchase agreement 0.15%, dated 7/26/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,100,032,083 on 8/2/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2042 and the market value of those underlying securities was $1,122,028,161.	940,000,000
854,000,000	Interest in $1,500,000,000 joint repurchase agreement 0.16%, dated 7/31/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,500,046,667 on 8/7/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2039 and the market value of those underlying securities was $1,530,006,923.	854,000,000
1,000,000,000	Repurchase agreement 0.15%, dated 7/31/2012 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,000,029,167 on 8/7/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2042 and the market value of those underlying securities was $1,020,004,356.	1,000,000,000
715,000,000	Interest in $1,000,000,000 joint repurchase agreement 0.16%, dated 7/25/2012 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,000,031,111 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $1,020,031,886.	715,000,000
95,281,000	Repurchase agreement 0.17%, dated 7/31/2012 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $95,281,450 on 8/1/2012. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 7/31/2019 and the market value of those underlying securities was $97,190,029.	95,281,000
Annual Shareholder Report
4

Principal Amount		Value
	Repurchase Agreements—continued
$285,000,000	Interest in $500,000,000 joint repurchase agreement 0.16%, dated 7/31/2012 under which Merrill Lynch, Pierce, Fenner & Smith will repurchase securities provided as collateral for $500,002,222 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/31/2018 and the market value of those underlying securities was $510,002,316.	$285,000,000
234,180,000	Interest in $353,180,000 joint repurchase agreement 0.17%, dated 7/31/2012 under which RBS Securities, Inc. will repurchase securities provided as collateral for $353,181,668 on 8/1/2012. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 6/27/2013 and the market value of those underlying securities was $360,247,355.	234,180,000
2,585,000,000	Interest in $2,800,000,000 joint repurchase agreement 0.17%, dated 7/31/2012 under which Royal Bank of Scotland will repurchase securities provided as collateral for $2,800,013,222 on 8/1/2012. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2040 and the market value of those underlying securities was $2,856,001,306.	2,585,000,000
1,495,000,000	Interest in $1,700,000,000 joint repurchase agreement 0.17%, dated 7/31/2012 under which Societe Generale, New York will repurchase securities provided as collateral for $1,700,008,028 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $1,734,008,199.	1,495,000,000
	TOTAL REPURCHASE AGREEMENTS	15,680,025,000
	U.S. Treasury—27.9%
701,500,000	United States Treasury Notes, 0.375%, 8/31/2012	701,634,001
500,000,000	United States Treasury Notes, 0.375% - 4.250%, 9/30/2012	501,790,927
134,000,000	United States Treasury Notes, 0.500% - 3.375%, 11/30/2012	134,465,741
226,000,000	United States Treasury Notes, 0.750% - 2.500%, 3/31/2013	228,722,721
249,750,000	United States Treasury Notes, 1.000%, 7/15/2013	251,558,973
228,900,000	United States Treasury Notes, 1.125%, 6/15/2013	230,655,279
493,500,000	United States Treasury Notes, 1.375%, 9/15/2012	494,234,106
591,500,000	United States Treasury Notes, 1.375%, 10/15/2012	592,991,730
200,000,000	United States Treasury Notes, 1.375%, 1/15/2013	201,123,290
331,500,000	United States Treasury Notes, 1.375%, 3/15/2013	333,881,889
405,000,000	United States Treasury Notes, 1.375%, 5/15/2013	408,724,363
668,500,000	United States Treasury Notes, 1.375% - 3.875%, 2/15/2013	676,910,904
250,000,000	United States Treasury Notes, 1.375% - 4.000%, 11/15/2012	252,006,133
136,000,000	United States Treasury Notes, 1.750%, 4/15/2013	137,498,177
320,500,000	United States Treasury Notes, 2.750%, 2/28/2013	325,242,739
Annual Shareholder Report
5

Principal Amount		Value
	U.S. Treasury—continued
$246,750,000	United States Treasury Notes, 3.625%, 12/31/2012	$250,265,561
365,500,000	United States Treasury Notes, 4.375%, 8/15/2012	366,093,164
	TOTAL U.S. TREASURY	6,087,799,698
	TOTAL INVESTMENTS—99.8% (AT AMORTIZED COST) [2]	21,767,824,698
	OTHER ASSETS AND LIABILITIES - NET—0.2%[3]	41,708,163
	TOTAL NET ASSETS—100%	$21,809,532,861
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2012.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.005	0.030
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.005	0.030
Less Distributions:
Distributions from net investment income	(0.000) [1]	(0.000) [1]	(0.000) [1]	(0.005)	(0.030)
Distributions from net realized gain on investments	(0.000) [1]	(0.000) [1]	(0.000) [1]	(0.000) [1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.005)	(0.030)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.02%	0.02%	0.47%	3.09%
Ratios to Average Net Assets:
Net expenses	0.10%	0.15%	0.18%	0.23%	0.20%
Net investment income	0.01%	0.01%	0.02%	0.46%	2.75%
Expense waiver/reimbursement[3]	0.18%	0.13%	0.10%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$16,201,298	$10,259,195	$9,951,813	$15,279,432	$17,018,264
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.003	0.028
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.003	0.028
Less Distributions:
Distributions from net investment income	(0.000) [1]	(0.000) [1]	(0.000) [1]	(0.003)	(0.028)
Distributions from net realized gain on investments	(0.000) [1]	(0.000) [1]	(0.000) [1]	(0.000) [1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.003)	(0.028)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.28%	2.83%
Ratios to Average Net Assets:
Net expenses	0.10%	0.16%	0.20%	0.43%	0.45%
Net investment income	0.01%	0.01%	0.01%	0.29%	2.86%
Expense waiver/reimbursement[3]	0.43%	0.37%	0.33%	0.13%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,525,468	$5,048,852	$4,335,717	$4,009,139	$5,863,864
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.004	0.029
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.004	0.029
Less Distributions:
Distributions from net investment income	(0.000) [1]	(0.000) [1]	(0.000) [1]	(0.004)	(0.029)
Distributions from net realized gain on investments	(0.000) [1]	(0.000) [1]	(0.000) [1]	(0.000) [1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.004)	(0.029)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.37%	2.99%
Ratios to Average Net Assets:
Net expenses	0.09%	0.16%	0.21%	0.33%	0.30%
Net investment income	0.02%	0.01%	0.01%	0.28%	2.73%
Expense waiver/reimbursement[3]	0.29%	0.23%	0.17%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$372,061	$1,171,302	$748,595	$2,411,738	$1,640,798
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.002	0.026
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.002	0.026
Less Distributions:
Distributions from net investment income	(0.000) [1]	(0.000) [1]	(0.000) [1]	(0.002)	(0.026)
Distributions from net realized gain on investments	(0.000) [1]	(0.000) [1]	(0.000) [1]	(0.000) [1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.002)	(0.026)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.22%	2.59%
Ratios to Average Net Assets:
Net expenses	0.10%	0.16%	0.20%	0.51%	0.69%
Net investment income	0.01%	0.01%	0.01%	0.28%	2.62%
Expense waiver/reimbursement[3]	0.68%	0.63%	0.58%	0.30%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$710,705	$826,650	$714,267	$552,204	$1,125,269
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Statement of Assets and Liabilities
July 31, 2012
Assets:
Investment in repurchase agreements	$15,680,025,000
Investment in securities	6,087,799,698
Total investment in securities, at amortized cost and fair value		$21,767,824,698
Cash		297
Income receivable		37,539,501
Receivable for shares sold		7,678,745
TOTAL ASSETS		21,813,043,241
Liabilities:
Payable for shares redeemed	3,042,316
Income distribution payable	139,516
Payable for investment adviser fee (Note 5)	148,403
Payable for custodian fees	118,298
Payable for shareholder services fee (Note 5)	4,674
Accrued expenses	57,173
TOTAL LIABILITIES		3,510,380
Net assets for 21,809,554,438 shares outstanding		$21,809,532,861
Net Assets Consist of:
Paid-in capital		$21,809,554,438
Accumulated net realized gain on investments		68,248
Distributions in excess of net investment income		(89,825)
TOTAL NET ASSETS		$21,809,532,861
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$16,201,297,811 ÷ 16,201,313,972 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$4,525,468,084 ÷ 4,525,472,434 shares outstanding, no par value, unlimited shares authorized		$1.00
Capital Shares:
$372,061,489 ÷ 372,061,868 shares outstanding, no par value, unlimited shares authorized		$1.00
Trust Shares:
$710,705,477 ÷ 710,706,164 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Statement of Operations
Year Ended July 31, 2012
Investment Income:
Interest			$26,610,198
Expenses:
Investment adviser fee (Note 5)		$47,946,122
Administrative fee (Note 5)		18,702,531
Custodian fees		801,128
Transfer and dividend disbursing agent fees and expenses		144,575
Directors'/Trustees' fees		132,796
Auditing fees		21,000
Legal fees		6,364
Portfolio accounting fees		198,868
Distribution services fee (Note 5)		1,916,990
Shareholder services fee (Note 5)		10,085,351
Account administration fee (Note 2)		4,676,980
Share registration costs		168,007
Printing and postage		37,725
Insurance premiums		44,863
Miscellaneous		74,689
TOTAL EXPENSES		84,957,989
Waivers:
Waiver of investment adviser fee (Note 5)	$(43,580,683)
Waiver of administrative fee (Note 5)	(459,032)
Waiver of distribution services fee (Note 5)	(1,916,525)
Waiver of shareholder services fee (Note 5)	(10,085,351)
Waiver of account administration fee (Note 2)	(4,673,488)
TOTAL WAIVERS		(60,715,079)
Net expenses			24,242,910
Net investment income			2,367,288
Net realized gain on investments			99,575
Change in net assets resulting from operations			$2,466,863
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Statement of Changes in Net Assets
Year Ended July 31	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,367,288	$2,336,644
Net realized gain on investments	99,575	34,188
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,466,863	2,370,832
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,754,823)	(1,731,547)
Service Shares	(478,811)	(469,428)
Capital Shares	(90,833)	(98,408)
Trust Shares	(76,562)	(91,915)
Distributions from net realized gain on investments
Institutional Shares	(46,597)	(15,125)
Service Shares	(13,652)	(6,405)
Capital Shares	(3,082)	(1,241)
Trust Shares	(2,184)	(1,159)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,466,544)	(2,415,228)
Share Transactions:
Proceeds from sale of shares	133,612,867,848	95,941,518,854
Net asset value of shares issued to shareholders in payment of distributions declared	719,519	752,441
Cost of shares redeemed	(129,110,054,456)	(94,386,618,886)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	4,503,532,911	1,555,652,409
Change in net assets	4,503,533,230	1,555,608,013
Net Assets:
Beginning of period	17,305,999,631	15,750,391,618
End of period (including distributions in excess of net investment income of $(89,825) and $(56,084), respectively)	$21,809,532,861	$17,305,999,631
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Notes to Financial Statements
July 31, 2012
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Treasury Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Service Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) or an affiliated adviser, and others to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase
Annual Shareholder Report
14

agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares, Capital Shares and Trust Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the year ended July 31, 2012, account administration fees for the Fund were as follows:
	Account Administration Fees Incurred	Account Administration Fees Waived
Service Shares	$3,238,284	$(3,235,449)
Capital Shares	116,067	(115,410)
Trust Shares	1,322,629	(1,322,629)
TOTAL	$4,676,980	$(4,673,488)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective interest rate method.
Annual Shareholder Report
15

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2012		2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	113,175,033,277	$113,175,033,277	75,690,434,625	$75,690,434,625
Shares issued to shareholders in payment of distributions declared	570,114	570,114	616,022	616,022
Shares redeemed	(107,234,092,269)	(107,234,092,269)	(75,383,645,105)	(75,383,645,105)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	5,941,511,122	$5,941,511,122	307,405,542	$307,405,542
Year Ended July 31	2012		2011
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	15,479,614,905	$15,479,614,905	15,487,098,123	$15,487,098,123
Shares issued to shareholders in payment of distributions declared	96,444	96,444	91,016	91,016
Shares redeemed	(16,002,650,424)	(16,002,650,424)	(14,774,037,606)	(14,774,037,606)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(522,939,075)	$(522,939,075)	713,151,533	$713,151,533
Annual Shareholder Report
16

Year Ended July 31	2012		2011
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	3,992,818,521	$3,992,818,521	2,580,876,228	$2,580,876,228
Shares issued to shareholders in payment of distributions declared	31,100	31,100	19,929	19,929
Shares redeemed	(4,791,925,366)	(4,791,925,366)	(2,158,186,432)	(2,158,186,432)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(799,075,745)	$(799,075,745)	422,709,725	$422,709,725
Year Ended July 31	2012		2011
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	965,401,145	$965,401,145	2,183,109,878	$2,183,109,878
Shares issued to shareholders in payment of distributions declared	21,861	21,861	25,474	25,474
Shares redeemed	(1,081,386,397)	(1,081,386,397)	(2,070,749,743)	(2,070,749,743)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(115,963,391)	$(115,963,391)	112,385,609	$112,385,609
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	4,503,532,911	$4,503,532,911	1,555,652,409	$1,555,652,409
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2012 and 2011, was as follows:
	2012	2011
Ordinary income[1]	$2,466,544	$2,415,228
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2012, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$(21,577)
2	For tax purposes, short-term capital gains are treated as ordinary income for distribution purposes.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2012, the Adviser voluntarily waived $43,580,683 of its fee.
Annual Shareholder Report
17

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $459,032 of its fee.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund's Trust Shares may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2012, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Trust Shares	$1,916,990	$(1,916,525)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2012, FSC retained $465 of fees paid by the Fund.
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Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares, Capital Shares and Trust Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2012, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Waived by Unaffiliated Third Parties
Service Shares	$8,703,410	$(8,703,410)
Capital Shares	787,986	(787,986)
Trust Shares	593,955	(593,955)
TOTAL	$10,085,351	$(10,085,351)
For the year ended July 31, 2012, the Fund's Institutional Shares did not incur Service Fees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Service Shares, Capital Shares and Trust Shares (after the voluntary waivers and reimbursements) will not exceed 0.20%, 0.45%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2012, there were no outstanding loans. During the year ended July 31, 2012, the Fund did not utilize the LOC.
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7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2012, there were no outstanding loans. During the year ended July 31, 2012, the program was not utilized.
8. Subsequent events
On August 15, 2012, the Trustees approved the elimination of minimum administrative personnel and services fees effective September 1, 2012. Prior to this date, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares.
In accordance with a plan of reorganization approved by the Trustees, the transfer of assets from the Fifth Third U.S. Treasury Money Market Fund, a portfolio of Fifth Third Funds, into the Fund occurred after the close of business on September 7, 2012.
Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2012, 100.0% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF the MONEY MARKET OBLIGATIONS TRUST AND THE SHAREHOLDERS OF federated treasury obligations fund:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Treasury Obligations Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2012 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2012, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Treasury Obligations Fund as of July 31, 2012 and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 24, 2012
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2012 to July 31, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2012	Ending Account Value 7/31/2012	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.00	$0.65[2]
Service Shares	$1,000	$1,000.00	$0.65[3]
Capital Shares	$1,000	$1,000.00	$0.65[4]
Trust Shares	$1,000	$1,000.00	$0.65[5]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.22	$0.65[2]
Service Shares	$1,000	$1,024.22	$0.65[3]
Capital Shares	$1,000	$1,024.22	$0.65[4]
Trust Shares	$1,000	$1,024.22	$0.65[5]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.13%
Service Shares	0.13%
Capital Shares	0.13%
Trust Shares	0.13%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.99 and $1.01, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.24 and $2.26, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Capital Shares current Fee Limit of 0.30% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.49 and $1.51, respectively.
5	Actual and Hypothetical expenses paid during the period utilizing the Fund's Trust Shares current Fee Limit of 0.70% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.48 and $3.52, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Trust comprised 36 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Began serving: May 2004	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since January 1994. Ms. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill has been the Fund's Portfolio Manager since January 1994. She is Vice President of the Trust with respect to the Fund. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.
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Evaluation and Approval of Advisory Contract–May 2012
Federated Treasury Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be
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competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was
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reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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32

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
Annual Shareholder Report
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Treasury Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N500
CUSIP 60934N872
CUSIP 60934N823
CUSIP 60934N120
Q450531 (9/12)
Federated is a registered trademark of Federated Investors, Inc.
2012 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2012
Ticker	TTOXX

Federated Trust for U.S. Treasury Obligations

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2012, the Fund's portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets
Repurchase Agreements	71.4%
U.S. Treasury Securities	28.4%
Other Assets and Liabilities—Net[2]	0.2%
TOTAL	100.0%
At July 31, 2012, the Fund's effective maturity schedule3 was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	63.7%
8-30 Days	5.0%
31-90 Days	16.5%
91-180 Days	3.1%
181 Days or more	11.5%
Other Assets and Liabilities—Net[2]	0.2%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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1

Portfolio of Investments
July 31, 2012
Principal Amount			Value
		Repurchase Agreements—71.4%
$10,000,000		Interest in $350,000,000 joint repurchase agreement 0.17%, dated 7/31/2012 under which Bank of Montreal will repurchase securities provided as collateral for $350,001,653 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 6/30/2015 and the market value of those underlying securities was $357,001,759.	$10,000,000
3,000,000	[1]	Interest in $470,000,000 joint repurchase agreement 0.17%, dated 5/22/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $470,199,750 on 8/22/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2041 and the market value of those underlying securities was $479,556,255.	3,000,000
8,000,000	[1]	Interest in $1,000,000,000 joint repurchase agreement 0.17%, dated 6/19/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,425,000 on 9/17/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2037 and the market value of those underlying securities was $1,020,207,201.	8,000,000
10,000,000		Interest in $5,100,000,000 joint repurchase agreement 0.17%, dated 7/31/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $5,100,024,083 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 3/31/2019 and the market value of those underlying securities was $5,202,024,613.	10,000,000
3,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 0.16%, dated 7/18/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $500,066,667 on 8/17/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 4/15/2029 and the market value of those underlying securities was $510,031,830.	3,000,000
33,774,000		Interest in $4,000,000,000 joint repurchase agreement 0.17%, dated 7/31/2012 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,018,889 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2039 and the market value of those underlying securities was $4,080,019,267.	33,774,000
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2

Principal Amount		Value
	Repurchase Agreements—continued
$3,000,000	Interest in $500,000,000 joint repurchase agreement 0.15%, dated 7/26/2012 under which Credit Suisse Securities First Boston Corp. will repurchase securities provided as collateral for $500,014,583 on 8/2/2012. The securities provided as collateral at the end of the period held with The JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2041 and the market value of those underlying securities was $510,015,291.	$3,000,000
8,000,000	Interest in $1,100,000,000 joint repurchase agreement 0.15%, dated 7/26/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,100,032,083 on 8/2/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2042 and the market value of those underlying securities was $1,122,028,161.	8,000,000
7,000,000	Interest in $1,500,000,000 joint repurchase agreement 0.16%, dated 7/31/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,500,046,667 on 8/7/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2039 and the market value of those underlying securities was $1,530,006,923.	7,000,000
14,000,000	Interest in $1,000,000,000 joint repurchase agreement 0.16%, dated 7/25/2012 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,000,031,111 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $1,020,031,886.	14,000,000
10,000,000	Interest in $500,000,000 joint repurchase agreement 0.16%, dated 7/31/2012 under which Merrill Lynch, Pierce, Fenner & Smith will repurchase securities provided as collateral for $500,002,222 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/31/2018 and the market value of those underlying securities was $510,002,316.	10,000,000
10,000,000	Interest in $353,180,000 joint repurchase agreement 0.17%, dated 7/31/2012 under which RBS Securities, Inc. will repurchase securities provided as collateral for $353,181,668 on 8/1/2012. The securities provided as collateral at the end of the period held with The JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 6/27/2013 and the market value of those underlying securities was $360,247,355.	10,000,000
10,000,000	Interest in $2,800,000,000 joint repurchase agreement 0.17%, dated 7/31/2012 under which Royal Bank of Scotland, will repurchase securities provided as collateral for $2,800,013,222 on 8/1/2012. The securities provided as collateral at the end of the period held with The JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2040 and the market value of those underlying securities was $2,856,001,306.	10,000,000
	TOTAL REPURCHASE AGREEMENTS	129,774,000
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3

Principal Amount		Value
	U.S. Treasury—28.4%
$7,000,000	United States Treasury Notes, 0.375% - 4.250%, 9/30/2012	$7,034,463
7,000,000	United States Treasury Notes, 0.375%, 8/31/2012	7,001,305
1,500,000	United States Treasury Notes, 0.750% - 2.500%, 3/31/2013	1,516,886
1,500,000	United States Treasury Notes, 1.000%, 7/15/2013	1,510,865
1,250,000	United States Treasury Notes, 1.125%, 6/15/2013	1,259,598
2,000,000	United States Treasury Notes, 1.375%, 9/15/2012	2,002,969
6,000,000	United States Treasury Notes, 1.375%, 10/15/2012	6,015,083
3,000,000	United States Treasury Notes, 1.375`%, 1/15/2013	3,016,850
5,750,000	United States Treasury Notes, 1.375%, 2/15/2013	5,787,614
2,500,000	United States Treasury Notes, 1.375%, 3/15/2013	2,517,939
3,500,000	United States Treasury Notes, 1.375%, 5/15/2013	3,532,208
2,000,000	United States Treasury Notes, 1.750%, 4/15/2013	2,022,032
2,750,000	United States Treasury Notes, 2.750%, 2/28/2013	2,790,635
1,000,000	United States Treasury Notes, 3.375%, 11/30/2012	1,010,609
1,500,000	United States Treasury Notes, 3.625%, 12/31/2012	1,521,371
3,000,000	United States Treasury Notes, 4.375%, 8/15/2012	3,004,865
	TOTAL U.S. TREASURY	51,545,292
	TOTAL INVESTMENTS—99.8% (AT AMORTIZED COST)[2]	181,319,292
	OTHER ASSETS AND LIABILITIES - NET—0.2%[3]	286,989
	TOTAL NET ASSETS—100%	$181,606,281
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2012.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
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4

Financial Highlights
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	0.003	0.028
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.003	0.028
Less Distributions:
Distributions from net investment income	—	—	—	(0.003)	(0.028)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.003)	(0.028)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.29%	2.85%
Ratios to Average Net Assets:
Net expenses	0.11%	0.18%	0.21%	0.46%	0.46%
Net investment income	0.00%	0.00%	0.00%	0.32%	2.84%
Expense waiver/reimbursement[4]	0.46%	0.42%	0.36%	0.11%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$181,606	$192,803	$172,737	$225,258	$428,344
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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5

Statement of Assets and Liabilities
July 31, 2012
Assets:
Investment in repurchase agreements	$129,774,000
Investment in securities	51,545,292
Total investment in securities, at amortized cost and fair value		$181,319,292
Income receivable		310,347
Receivable for shares sold		5,325
Prepaid expenses		1,506
TOTAL ASSETS		181,636,470
Liabilities:
Payable for shares redeemed	6,706
Bank overdraft	1,132
Payable to adviser (Note 5)	566
Payable for portfolio accounting fees	11,242
Payable for share registration costs	10,543
TOTAL LIABILITIES		30,189
Net assets for 181,605,851 shares outstanding		$181,606,281
Net Assets Consist of:
Paid-in capital		$181,605,869
Accumulated net realized gain on investments		412
TOTAL NET ASSETS		$181,606,281
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$181,606,281 ÷ 181,605,851 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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6

Statement of Operations
Year Ended July 31, 2012
Investment Income:
Interest			$255,169
Expenses:
Investment adviser fee (Note 5)		$932,932
Administrative fee (Note 5)		181,945
Custodian fees		22,994
Transfer and dividend disbursing agent fees and expenses		15,229
Directors'/Trustees' fees		1,658
Auditing fees		19,500
Legal fees		8,074
Portfolio accounting fees		62,301
Share registration costs		46,042
Printing and postage		12,923
Insurance premiums		4,162
Miscellaneous		24,556
TOTAL EXPENSES		1,332,316
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(932,932)
Waiver of administrative fee	(4,455)
Reimbursement of other operating expenses	(139,760)
TOTAL WAIVERS AND REIMBURSEMENT		(1,077,147)
Net expenses			255,169
Net investment income			—
Net realized gain on investments			412
Change in net assets resulting from operations			$412
See Notes which are an integral part of the Financial Statements
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7

Statement of Changes in Net Assets
Year Ended July 31	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$—	$—
Net realized gain on investments	412	522
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	412	522
Distributions to Shareholders:
Distributions from net realized gain on investments	(522)	(176)
Share Transactions:
Proceeds from sale of shares	1,111,822,375	947,871,856
Net asset value of shares issued to shareholders in payment of distributions declared	105	40
Cost of shares redeemed	(1,123,019,356)	(927,805,829)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(11,196,876)	20,066,067
Change in net assets	(11,196,986)	20,066,413
Net Assets:
Beginning of period	192,803,267	172,736,854
End of period	$181,606,281	$192,803,267
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Notes to Financial Statements
July 31, 2012
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Trust for U.S. Treasury Obligations (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) or an affiliated adviser, and others to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those
Annual Shareholder Report
9

terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
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10

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended July 31	2012	2011
Shares sold	1,111,822,375	947,871,856
Shares issued to shareholders in payment of distributions declared	105	40
Shares redeemed	(1,123,019,356)	(927,805,829)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(11,196,876)	20,066,067
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2012 and 2011, was as follows:
	2012	2011
Ordinary income[1]	$522	$176
1	For tax purposes, short-term capital gain distributions are treated as ordinary income distributions.
As of July 31, 2012, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$412
2	For tax purposes, short-term capital gains are treated as ordinary income for distribution purposes.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, federal and state registration fees, expenses of withholding taxes and extraordinary expenses exceed 0.45% of its average daily net assets. In addition, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2012, the Adviser waived its entire fee of $932,932 and voluntarily reimbursed $139,760 of other operating expenses.
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11

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $4,455 of its fee.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for Service Fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended July 31, 2012, the Fund did not incur Service Fees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2012, there were no outstanding loans. During the year ended July 31, 2012, the Fund did not utilize the LOC.
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7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2012, there were no outstanding loans. During the year ended July 31, 2012, the program was not utilized.
8. Subsequent events
On August 15, 2012, the Trustees approved the elimination of minimum administrative personnel and services fees effective September 1, 2012. Prior to this date, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares.
Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.
Annual Shareholder Report
13

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF Money Market Obligations trust AND SHAREHOLDERS OF Federated Trust for u.s. treasury obligations:
We have audited the accompanying statement of assets and liabilities of Federated Trust for U.S. Treasury Obligations (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2012, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Trust for U.S. Treasury Obligations, a portfolio of Money Market Obligations Trust, at July 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 24, 2012
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2012 to July 31, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2012	Ending Account Value 7/31/2012	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.00	$0.70
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.17	$0.70
1	Expenses are equal to the Fund's annualized net expense ratio of 0.14%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's contractual Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Investment Adviser Fee), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.24 and $2.26, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Trust comprised 36 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Began serving: May 2004	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since January 1994. Ms. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill has been the Fund's Portfolio Manager since January 1994. She is Vice President of the Trust with respect to the Fund. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.
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Evaluation and Approval of Advisory Contract–May 2012
Federated Trust for U.S. Treasury Obligations (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The
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information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
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The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Trust for U.S. Treasury Obligations
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N799
28731 (9/12)
Federated is a registered trademark of Federated Investors, Inc.
2012 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Nicholas P. Constantakis, Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $729,850

Fiscal year ended 2011 - $741,600

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $0

Fiscal year ended 2011 - $706

Travel to Audit Committee Meetings.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $8,479 and $1,309 respectively. Fiscal year ended 2012- Audit consents issued for N-14 merger documents. Fiscal year ended 2011- Audit consent issued for N-14 merger document.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $0

Fiscal year ended 2011 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $49,457 respectively. Fiscal year ended 2011- Tax preparation fees for fiscal year end 2010.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $0

Fiscal year ended 2011 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f) NA

(g) Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2012 - $363,144

Fiscal year ended 2011 - $341,667

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No changes to report.

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Annual Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date September 24, 2012

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date September 24, 2012